Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 20.8%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,158
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2B, (United States 30 Day Average SOFR + 0.73%), 6.04%, 10/19/2026 (aa)		1,262	1,263
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (CME Term SOFR 3 Month + 1.31%), 6.68%, 01/28/2031 (e) (aa)		1,063	1,062
Series 2015-7A, Class AR2, (CME Term SOFR 3 Month + 1.35%), 6.72%, 01/28/2031 (e) (aa)		1,471	1,465
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (CME Term SOFR 3 Month + 1.09%), 6.47%, 11/17/2027 (e) (aa)		12	12
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.57%, 12/24/2044 (aa)	EUR	517	547
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.62%, 12/24/2044 (aa)	EUR	107	111
Series 3, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.82%, 12/25/2046 (aa)	EUR	1,000	1,061
Series 3, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.35%), 6.22%, 12/25/2046 (aa)	EUR	100	106
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%), 4.71%, 01/25/2040 (aa)	EUR	697	741
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 5.87%, 01/26/2040 (aa)	EUR	87	93
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.57%, 09/30/2041 (aa)	EUR	700	740
Series 2023-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 5.02%, 09/30/2041 (aa)	EUR	100	106
Azure Finance No. 3 plc, (United Kingdom), Series 3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 6.00%, 06/20/2034 (aa)	GBP	393	480
BA Credit Card Trust,
Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,117
Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,470
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		1,000	999
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.66%, 04/20/2031 (e) (aa)		250	249
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.77%, 10/15/2036 (e) (aa)		1,000	987
Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 5.82%, 04/20/2031 (aa)	GBP	1,215	1,486

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (CME Term SOFR 3 Month + 1.45%), 6.78%, 07/20/2034 (e) (aa)		1,000	993
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (CME Term SOFR 3 Month + 1.36%), 6.69%, 01/20/2031 (e) (aa)		941	940
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/2035 (e)		44	44
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class AR, (CME Term SOFR 3 Month + 1.39%), 6.80%, 06/15/2031 (e) (aa)		1,907	1,901
BMW Canada Auto Trust, (Canada),
Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	131	96
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	703	516
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		399	398
BMW Vehicle Owner Trust, Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.43%), 5.74%, 04/27/2026 (aa)		3,449	3,448
Bumper De SA, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.58%), 4.45%, 08/23/2032 (aa)	EUR	600	635
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.74%, 10/20/2029 (e) (aa)		296	296
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.03%, 07/15/2027 (aa)		900	901
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	483
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 6.17%, 07/17/2028 (e) (aa)		1,100	1,103
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		555	540
Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.91%, 05/15/2025 (aa)		152	152
Series 2022-4, Class A2A, 5.34%, 12/15/2025		444	443
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 6.21%, 12/15/2025 (aa)		634	635
Cars Alliance Auto Leases France V 2023-1, (France),
Series 2023-1FRV, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.65%), 0.00%, 10/21/2038 (w) (aa)	EUR	900	951
Series 2023-1FRV, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.30%), 0.00%, 10/21/2038 (w) (aa)	EUR	400	423
Carvana Auto Receivables Trust, Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		600	600
Chesapeake Funding II LLC, Series 2020-1A, Class A2, (United States 30 Day Average SOFR + 0.76%), 6.08%, 08/15/2032 (e) (aa)		167	167
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 6.77%, 10/17/2031 (e) (aa)		1,000	998
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (CME Term SOFR 1 Month + 1.46%), 6.78%, 10/25/2037 (e) (aa)		23	23
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.73%), 6.06%, 04/22/2026 (aa)		900	902
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 6.05%, 08/07/2027 (aa)		900	900

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Citizen Irish Auto Receivables Trust, (Ireland),
Series 2023-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.77%), 4.66%, 12/15/2032 (aa)	EUR	730	773
Series 2023-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.40%), 5.29%, 12/15/2032 (aa)	EUR	121	128
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027		600	600
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		500	500
Dell Equipment Finance Trust,
Series 2021-2, Class A3, 0.53%, 12/22/2026 (e)		284	281
Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		500	499
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.71%), 6.05%, 12/15/2026 (aa)		900	901
Dowson plc, (United Kingdom),
Series 2021-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.20%), 6.40%, 10/20/2028 (aa)	GBP	188	229
Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.92%), 6.12%, 01/20/2029 (aa)	GBP	117	143
Series 2022-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 2.70%), 7.90%, 08/20/2029 (aa)	GBP	500	615
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 6.52%, 07/18/2030 (e) (aa)		1,396	1,392
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		734	620
FCT Autonoria, (France),
Series 2023-DE, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.47%), 4.34%, 01/26/2043 (aa)	EUR	1,200	1,270
Series 2023-DE, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 5.02%, 01/26/2043 (aa)	EUR	300	317
FHLBs, 5.55%, 04/05/2024		2,000	1,997
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	511	370
Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 0.00%, 02/15/2026 (aa)		1,000	1,000
Ford Credit Auto Owner Trust,
Series 2022-B, Class A2A, 3.44%, 02/15/2025		701	698
Series 2022-D, Class A3, 5.27%, 05/17/2027		110	109
Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.72%), 6.03%, 03/15/2026 (aa)		2,033	2,036
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 6.56%, 05/15/2028 (e) (aa)		1,290	1,299
FS Rialto Issuer LLC,
Series 2022-FL4, Class A, (United States 30 Day Average SOFR + 1.90%), 7.21%, 01/19/2039 (e) (aa)		483	477
Series 2022-FL6, Class A, (CME Term SOFR 1 Month + 2.58%), 7.91%, 08/17/2037 (e) (aa)		640	639
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.76%, 10/15/2030 (e) (aa)		1,584	1,583
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024		380	379
Series 2022-3, Class A2A, 4.01%, 10/21/2024		293	292
Series 2023-1, Class A2A, 5.27%, 06/20/2025		813	811
Series 2023-2, Class A2A, 5.44%, 10/20/2025		1,000	996

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
GM Financial Consumer Automobile Receivables Trust,
Series 2022-3, Class A2A, 3.50%, 09/16/2025		2,006	1,993
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.91%, 09/16/2025 (aa)		801	802
Series 2023-2, Class A2A, 5.10%, 05/18/2026		900	895
Series 2023-2, Class A3, 4.47%, 02/16/2028		429	419
Series 2023-3, Class A2B, (United States 30 Day Average SOFR + 0.47%), 5.78%, 09/16/2026 (aa)		2,928	2,930
GMF Canada Leasing Trust Asset-Backed Notes, (Canada), Series 2023-1A, Class A1, 5.46%, 04/21/2025 (e)	CAD	889	653
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (ICE LIBOR EUR 3 Month + 2.90%), 6.85%, 09/22/2043 (aa)	EUR	328	348
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	99
Honda Auto Receivables Owner Trust, Series 2022-2, Class A2, 3.81%, 03/18/2025		1,676	1,667
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class A3, 0.38%, 09/16/2024 (e)		607	603
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		729	727
Hyundai Auto Receivables Trust,
Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.94%, 02/18/2025 (e) (aa)		540	540
Series 2022-B, Class A2A, 3.64%, 05/15/2025		448	445
Series 2023-A, Class A2A, 5.19%, 12/15/2025		800	797
Series 2023-A, Class A3, 4.58%, 04/15/2027		500	492
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.48%), 5.79%, 05/15/2026 (aa)		1,987	1,987
John Deere Owner Trust, Series 2022-B, Class A2, 3.73%, 06/16/2025		407	404
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.80%), 4.67%, 02/26/2035 (aa)	EUR	432	458
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.78%, 02/17/2039 (e) (aa)		945	933
Lt Autorahoitus IV DAC, (Ireland), Series 4, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.69%), 4.42%, 07/18/2033 (aa)	EUR	566	599
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		700	699
Madison Park Funding XLI Ltd., (Cayman Islands), Series 12A, Class AR, (CME Term SOFR 3 Month + 1.09%), 6.44%, 04/22/2027 (e) (aa)		541	540
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.60%, 10/15/2032 (e) (aa)		250	248
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	587
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,449
Navient Private Education Loan Trust,
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.35%, 12/16/2058 (e) (aa)		49	49
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.17%, 12/15/2059 (aa)		452	448
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.35%, 11/15/2068 (e) (aa)		623	617

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 6.50%, 12/15/2059 (e) (aa)		293	290
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		150	138
Series 2021-DA, Class A, (Prime Rate -1.99%), 6.51%, 04/15/2060 (e) (aa)		364	349
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 6.43%, 12/15/2059 (e) (aa)		212	210
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.33%, 06/27/2067 (e) (aa)		704	697
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 6.18%, 04/20/2062 (e) (aa)		878	863
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class AR, (CME Term SOFR 3 Month + 1.18%), 6.49%, 10/18/2030 (e) (aa)		1,851	1,842
Nissan Auto Lease Trust, Series 2022-A, Class A2A, 3.45%, 08/15/2024		420	419
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 6.91%, 03/14/2029 (e) (aa)		835	838
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 6.81%, 09/15/2036 (e) (aa)		1,652	1,649
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		91	90
Palmer Square CLO Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (CME Term SOFR 3 Month + 1.26%), 6.57%, 10/17/2031 (e) (aa)		250	249
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.23%, 07/25/2035 (aa)		412	406
Pawnee Equipment Receivables LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		414	402
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)		378	377
PCL Funding VI plc, (United Kingdom), Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 6.60%, 07/15/2026 (aa)	GBP	723	883
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		620	574
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		331	315
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		212	200
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.68%, 07/25/2051 (e) (aa)		71	70
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.43%, 09/15/2030 (aa)	EUR	150	157
Series 10, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.20%), 5.07%, 09/15/2032 (w) (aa)	EUR	100	106
Red & Black Auto Italy Srl, (Italy),
Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.54%, 12/28/2031 (aa)	EUR	680	719
Series 2, Class A1, Reg. S, (ICE LIBOR EUR 1 Month + 1.00%), 0.00%, 07/28/2034 (w) (aa)	EUR	848	897
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.80%), 0.00%, 07/28/2034 (w) (aa)	EUR	112	118

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Rockford Tower CLO Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.78%, 10/20/2030 (e) (aa)		235	235
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (CME Term SOFR 3 Month + 1.35%), 6.66%, 01/15/2030 (e) (aa)		900	898
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18%, 02/16/2027		4,100	4,104
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 5.45%, 11/14/2034 (aa)	EUR	192	202
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 5.92%, 10/25/2029 (e) (aa)		461	459
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (CME Term SOFR 1 Month + 1.56%), 6.90%, 02/17/2032 (e) (aa)		316	316
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		219	213
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.35%, 09/15/2034 (e) (aa)		797	794
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 6.28%, 09/15/2037 (e) (aa)		492	486
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		376	333
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 6.18%, 01/15/2053 (e) (aa)		1,689	1,662
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 6.05%, 03/17/2053 (e) (aa)		182	178
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 6.76%, 02/16/2055 (e) (aa)		1,628	1,616
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.16%, 05/16/2050 (e) (aa)		234	236
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 7.11%, 10/15/2058 (e) (aa)		2,412	2,429
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		182	177
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.81%, 01/23/2032 (e) (aa)		700	698
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	998
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.79%, 10/28/2040 (aa)	EUR	348	363
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 6.58%, 10/13/2032 (e) (aa)		265	263
Tesla Auto Lease Trust, Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)		500	500
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 6.14%, 11/20/2061 (e) (aa)		157	155
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,393
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A2A, 3.83%, 08/15/2025		861	855
Series 2022-C, Class A2B, (United States 30 Day Average SOFR + 0.57%), 5.88%, 08/15/2025 (aa)		1,149	1,149
Series 2023-C, Class A2A, 5.60%, 08/17/2026		500	499
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		1,100	1,100

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 6.17%, 08/28/2028 (e) (aa)		1,700	1,701
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (CME Term SOFR 3 Month + 1.48%), 6.79%, 10/15/2029 (e) (aa)		1,441	1,441
Volkswagen Auto Lease Trust,
Series 2022-A, Class A2, 3.02%, 10/21/2024		910	907
Series 2023-A, Class A2A, 5.87%, 01/20/2026		800	800
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/2026		1,000	997
Voya CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (CME Term SOFR 3 Month + 1.41%), 6.72%, 10/15/2031 (e) (aa)		1,150	1,147
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 6.55%, 06/07/2030 (e) (aa)		207	207
Westlake Automobile Receivables Trust, Series 2021-3A, Class A3, 0.95%, 06/16/2025 (e)		516	513
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (CME Term SOFR 3 Month + 1.24%), 6.57%, 07/20/2030 (e) (aa)		138	138
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		637	634
Series 2023-B, Class A2A, 5.25%, 11/16/2026		1,000	996

Total Asset-Backed Securities (Cost $123,821)			122,773

Collateralized Mortgage Obligations — 3.3%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 0.00%, 12/28/2049 (e) (aa)	GBP	800	970
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 6.12%, 08/20/2045 (aa)	GBP	398	484
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		294	273
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 4.46%, 10/28/2059 (aa)	EUR	769	813
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 5.76%, 06/25/2074 (aa)	GBP	285	349
FNMA REMICS,
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.97%, 05/25/2050 (aa)		1,383	1,376
Series 2022-8, Class D, 2.00%, 08/25/2038		1,295	1,150
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 5.83%, 10/21/2070 (aa)	GBP	221	271
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 4.30%, 12/20/2064 (aa)		1,017	1,006
Series 2017-121, Class PE, 3.00%, 07/20/2046		144	135
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.78%, 08/20/2065 (aa)		712	708
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.86%, 05/20/2044 (aa)		322	305

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.81%, 06/20/2071 (aa)		1,391	1,422
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		885	764
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.66%, 01/20/2072 (aa)		685	661
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.21%, 01/20/2073 (aa)		511	510
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.31%, 05/20/2073 (aa)		1,712	1,717
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		291	260
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 5.73%, 10/15/2072 (aa)	GBP	666	817
Hops Hill No. 1 Plc, (United Kingdom), Series 1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.95%), 6.15%, 05/27/2054 (aa)	GBP	384	469
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,140	1,062
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		337	290
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		103	96
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		283	252
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		482	425
Resimac Bastille Trust Series, (Australia), Series 2021-2NCA, Class A1A, (CME Term SOFR 1 Month + 0.76%), 6.09%, 02/03/2053 (e) (aa)		20	20
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 5.69%, 01/21/2070 (e) (aa)		553	552
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 5.45%, 01/21/2070 (aa)	GBP	550	669
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		184	169
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		113	99
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		244	215
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 6.06%, 07/20/2060 (e) (aa)	GBP	123	150
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 6.51%, 07/20/2045 (e) (aa)	GBP	499	608
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.43%, 05/25/2058 (e) (aa)		247	249

Total Collateralized Mortgage Obligations (Cost $20,209)			19,316

Commercial Mortgage-Backed Securities — 4.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 0.93%), 6.51%, 09/15/2034 (e) (aa)		500	486
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 6.53%, 11/17/2038 (e) (aa)		465	457
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.17%), 6.51%, 06/15/2035 (e) (aa)		639	632

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (CME Term SOFR 1 Month + 0.90%), 6.48%, 09/15/2034 (e) (aa)		853	849
Series 2019-RLJ, Class A, (CME Term SOFR 1 Month + 1.10%), 6.43%, 04/15/2036 (e) (aa)		400	397
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.46%, 08/19/2038 (e) (aa)		700	696
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.70%, 09/15/2036 (e) (aa)		500	468
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 6.32%, 02/15/2039 (e) (aa)		530	484
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		601	577
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A, 4.15%, 01/10/2036 (e)		1,595	1,592
Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.63%, 10/15/2036 (e) (aa)		900	881
COMM Mortgage Trust,
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047		113	113
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047		1,600	1,569
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048		139	136
CSMC,
Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 6.60%, 11/15/2038 (e) (aa)		974	962
Series 2022-NWPT, Class A, (CME Term SOFR 1 Month + 3.14%), 8.48%, 09/09/2024 (e) (aa)		116	117
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (CME Term SOFR 1 Month + 1.10%), 6.43%, 05/15/2035 (e) (aa)		1,188	1,182
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 7.58%, 10/15/2039 (e) (aa)		480	479
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 7.82%, 08/15/2039 (e) (aa)		1,250	1,252
Life Mortgage Trust, Series 2021-BMR, Class A, (CME Term SOFR 1 Month + 0.81%), 6.15%, 03/15/2038 (e) (aa)		295	289
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 8.02%, 08/15/2028 (e) (aa)		185	186
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.40%, 12/15/2034 (e) (aa)		1,130	1,104
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.45%, 05/15/2036 (e) (aa)		700	650
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 6.74%, 03/15/2039 (e) (aa)		1,100	1,086
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 7.16%, 03/15/2035 (e) (aa)		740	739
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.47%, 11/17/2030 (e) (aa)	GBP	800	959
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 6.33%, 01/15/2039 (e) (aa)		350	341
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 6.15%, 10/15/2038 (e) (aa)		900	880
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (CME Term SOFR 1 Month + 2.19%), 7.52%, 05/15/2037 (e) (aa)		745	730

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Taurus UK DAC, (Ireland), Series 2019-UK2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.32%), 6.54%, 11/17/2029 (aa)	GBP	950	1,144
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 5.08%, 02/27/2033 (aa)	EUR	1,000	1,023
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		98	94
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)		1,250	1,241

Total Commercial Mortgage-Backed Securities (Cost $24,460)			23,795

Corporate Bonds — 48.9%
Basic Materials — 0.3%
Chemicals — 0.3%
DuPont de Nemours, Inc., (CME Term SOFR 3 Month + 1.37%), 6.74%, 11/15/2023 (aa)		1,500	1,501

Communications — 3.5%
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.50%, 02/01/2024		2,000	1,989
(CME Term SOFR 3 Month + 1.91%), 7.28%, 02/01/2024 (aa)		4,000	4,014

			6,003

Telecommunications — 2.5%
AT&T, Inc., (CME Term SOFR 3 Month + 1.44%), 6.85%, 06/12/2024 (aa)		5,300	5,331
British Telecommunications plc, (United Kingdom), 4.50%, 12/04/2023		400	399
NTT Finance Corp., (Japan), 4.14%, 07/26/2024 (e)		370	365
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025		3,750	3,576
Verizon Communications, Inc., (SOFR Compounded Index + 0.50%), 5.84%, 03/22/2024 (aa)		5,000	5,003

			14,674

Total Communications			20,677

Consumer Cyclical — 5.7%
Auto Manufacturers — 5.2%
American Honda Finance Corp., 0.55%, 07/12/2024		1,070	1,029
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 5.72%, 08/12/2024 (e) (aa)		2,130	2,128
(SOFR Compounded Index + 0.84%), 6.19%, 04/01/2025 (e) (aa)		1,100	1,106
Daimler Truck Finance North America LLC,
1.13%, 12/14/2023 (e)		1,000	990
5.20%, 01/17/2025 (e)		2,000	1,982
General Motors Financial Co., Inc.,
1.05%, 03/08/2024		2,059	2,013
3.50%, 11/07/2024		1,000	971
(United States SOFR + 0.76%), 6.10%, 03/08/2024 (aa)		1,000	1,000
Hyundai Capital America,
1.00%, 09/17/2024 (e)		2,425	2,310

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
(United States SOFR + 1.15%), 6.49%, 08/04/2025 (e) (aa)		1,100	1,100
Mercedes-Benz Finance North America LLC, 0.75%, 03/01/2024 (e)		3,750	3,671
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		2,600	2,468
Toyota Motor Credit Corp.,
(SOFR Compounded Index + 0.33%), 5.61%, 01/11/2024 (aa)		2,000	1,999
(United States SOFR + 0.65%), 5.99%, 09/11/2025 (aa)		1,000	1,002
(SOFR Compounded Index + 0.65%), 6.00%, 12/29/2023 (aa)		2,100	2,102
Volkswagen Group of America Finance LLC,
0.88%, 11/22/2023 (e)		1,800	1,788
4.25%, 11/13/2023 (e)		2,090	2,086
5.80%, 09/12/2025 (e)		221	220
(United States SOFR + 0.93%), 6.27%, 09/12/2025 (e) (aa)		1,000	1,001

			30,966

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/2024		500	495

Retail — 0.4%
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		2,174	2,132

Total Consumer Cyclical			33,593

Consumer Non-cyclical — 7.0%
Agriculture — 0.5%
Altria Group, Inc., 3.80%, 02/14/2024		1,500	1,488
BAT Capital Corp., 3.22%, 08/15/2024		580	565
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		1,100	1,072

			3,125

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	380

Biotechnology — 1.1%
Amgen, Inc., 5.25%, 03/02/2025		2,935	2,913
Gilead Sciences, Inc., 3.70%, 04/01/2024		3,500	3,462

			6,375

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.17%, 12/16/2024 (aa)	AUD	700	454

Cosmetics/Personal Care — 0.3%
Haleon US Capital LLC, 3.02%, 03/24/2024		1,800	1,774

Food — 0.9%
General Mills, Inc.,
3.65%, 02/15/2024		2,345	2,324
(CME Term SOFR 3 Month + 1.27%), 6.58%, 10/17/2023 (aa)		1,797	1,798
J M Smucker Co. (The), 3.50%, 03/15/2025		1,000	968

			5,090

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare - Products — 0.5%
Baxter International, Inc., 0.87%, 12/01/2023	1,000	992
Stryker Corp., 0.60%, 12/01/2023	1,330	1,318
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024	850	811

		3,121

Healthcare - Services — 0.6%
HCA, Inc., 5.00%, 03/15/2024	3,800	3,780

Pharmaceuticals — 2.9%
AbbVie, Inc.,
2.60%, 11/21/2024	6,000	5,786
3.60%, 05/14/2025	1,000	967
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)	5,195	5,173
(CME Term SOFR 3 Month + 1.27%), 6.68%, 12/15/2023 (e) (aa)	2,700	2,701
CVS Health Corp., 4.00%, 12/05/2023	600	598
Pfizer Investment Enterprises Pte Ltd., (Singapore), 4.65%, 05/19/2025	1,600	1,578
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023	200	199

		17,002

Total Consumer Non-cyclical		41,101

Energy — 1.9%
Oil & Gas — 0.3%
Phillips 66, 0.90%, 02/15/2024	1,800	1,766

Pipelines — 1.6%
Enbridge, Inc., (Canada),
0.55%, 10/04/2023	220	220
2.15%, 02/16/2024	720	710
4.00%, 10/01/2023	1,750	1,750
Kinder Morgan, Inc., 5.63%, 11/15/2023 (e)	500	499
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	2,900	2,882
Williams Cos., Inc. (The),
4.30%, 03/04/2024	1,500	1,489
4.55%, 06/24/2024	2,000	1,978

		9,528

Total Energy		11,294

Financial — 19.5%
Banks — 16.8%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024	1,000	949
Australia & New Zealand Banking Group Ltd., (Australia), 5.67%, 10/03/2025 (w)	2,067	2,068
Banco Santander SA, (Spain),
3.89%, 05/24/2024	500	493
(CMT Index 1 Year + 0.45%), 5.74%, 06/30/2024 (aa)	400	399

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.,
(Canada Bankers Acceptances 3 Month + 0.90%), 2.93%, 04/25/2025 (aa)	CAD	1,400	1,013
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		4,000	3,900
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		1,300	1,271
(United States SOFR + 1.10%), 6.42%, 04/25/2025 (aa)		600	601
Bank of Montreal, (Canada), Series H, 4.25%, 09/14/2024		2,000	1,966
Bank of Nova Scotia (The), (Canada), Series FRN, (SOFR Compounded Index + 0.45%), 5.75%, 04/15/2024 (aa)		500	500
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		500	466
5.90%, 07/13/2026 (e)		1,300	1,293
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		1,000	989
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		700	689
BNP Paribas SA, (France),
3.80%, 01/10/2024 (e)		600	596
Reg. S, 3.80%, 01/10/2024		200	199
(CME Term SOFR 3 Month + 2.50%), 4.71%, 01/10/2025 (e) (aa)		800	796
BPCE SA, (France),
4.00%, 04/15/2024		700	692
Reg. S, (United States SOFR + 0.57%), 5.87%, 01/14/2025 (aa)		700	697
(United States SOFR + 0.96%), 6.30%, 09/25/2025 (e) (aa)		2,140	2,142
Citibank NA, 5.86%, 09/29/2025		2,068	2,070
Citigroup, Inc.,
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		4,250	4,014
(BBSW ASX Australian 3 Month + 1.72%), 6.00%, 10/27/2023 (aa)	AUD	1,000	643
(United States SOFR + 1.37%), 6.71%, 05/24/2025 (aa)		2,000	2,008
Credit Suisse AG, (Switzerland),
0.50%, 02/02/2024		2,700	2,647
3.63%, 09/09/2024		300	292
Danske Bank A/S, (Denmark), Reg. S, 5.38%, 01/12/2024		1,200	1,196
Deutsche Bank AG, (Germany),
0.90%, 05/28/2024		2,100	2,027
(United States SOFR + 1.13%), 1.45%, 04/01/2025 (aa)		1,700	1,653
3.70%, 05/30/2024		1,700	1,665
DNB Bank ASA, (Norway), (SOFR Compounded Index + 0.83%), 6.18%, 03/28/2025 (e) (aa)		1,295	1,295
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,000	967
2.05%, 02/10/2025 (e)		500	473
(United States SOFR + 0.43%), 5.77%, 05/21/2024 (e) (aa)		1,900	1,898
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.25%, 02/18/2025 (aa)	AUD	700	449
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		2,000	1,968
5.70%, 11/01/2024		2,000	1,992

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 0.49%), 5.81%, 10/21/2024 (aa)		900	898
(United States SOFR + 0.50%), 5.84%, 09/10/2024 (aa)		2,500	2,495
(United States SOFR + 1.39%), 6.73%, 03/15/2024 (aa)		800	803
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.58%), 5.92%, 11/22/2024 (aa)		620	620
(CME Term SOFR 3 Month + 1.49%), 6.90%, 03/11/2025 (aa)		1,000	1,002
HSBC USA, Inc., 5.63%, 03/17/2025		1,500	1,491
ING Groep NV, (Netherlands),
3.55%, 04/09/2024		700	691
(ICE LIBOR USD 3 Month + 1.00%), 6.53%, 10/02/2023 (aa)		1,000	1,000
Lloyds Banking Group plc, (United Kingdom), 4.45%, 05/08/2025		1,800	1,750
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		700	692
(United States SOFR + 1.65%), 6.96%, 07/18/2025 (aa)		1,300	1,307
Mizuho Financial Group, Inc., (Japan), (CME Term SOFR 3 Month + 1.24%), 2.84%, 07/16/2025 (aa)		800	778
Morgan Stanley,
(United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)		500	490
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,400	1,322
(United States SOFR + 0.46%), 5.79%, 01/25/2024 (aa)		5,200	5,199
Morgan Stanley Bank NA, 5.48%, 07/16/2025		1,465	1,460
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/2025 (aa)		725	717
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,825	1,760
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 4.43%, 08/12/2024 (aa)	AUD	1,000	642
(BBSW ASX Australian 3 Month + 0.35%), 4.47%, 03/18/2024 (f) (aa)	AUD	1,000	643
Royal Bank of Canada, (Canada), 5.66%, 10/25/2024		980	977
(SOFR Compounded Index + 1.08%), 6.40%, 07/20/2026 (aa)		2,000	2,001
Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (aa)		1,100	1,098
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		1,900	1,727
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	761
3.88%, 03/28/2024 (e)		700	691
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,571
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.54%, 10/16/2024 (aa)	AUD	2,300	1,482
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	190
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,390
Toronto-Dominion Bank (The), (Canada),
3.25%, 03/11/2024		1,200	1,186
4.29%, 09/13/2024		2,000	1,968

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.13%, 07/30/2025 (aa)	AUD	2,100	1,346
(United States SOFR + 0.36%), 5.70%, 02/09/2024 (e) (aa)		1,000	1,000
(United States SOFR + 0.45%), 5.79%, 08/09/2024 (e) (aa)		1,615	1,612
Wells Fargo & Co., 2.51%, 10/27/2023 (f)	CAD	2,500	1,837
Wells Fargo Bank NA, (United States SOFR + 0.80%), 6.14%, 08/01/2025 (aa)		2,620	2,625

			99,198

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.88%, 01/16/2024		3,500	3,486
American Express Co.,
3.40%, 02/22/2024		2,000	1,980
(United States SOFR + 0.93%), 6.27%, 03/04/2025 (aa)		1,120	1,124
Capital One Financial Corp., (United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		2,700	2,650
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)		300	289
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,758
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	387
Synchrony Financial, 4.38%, 03/19/2024		2,750	2,716

			14,390

Insurance — 0.1%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024		713	706

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom), 0.55%, 01/22/2024 (e)		400	394

Total Financial			114,688

Industrial — 5.2%
Aerospace/Defense — 1.4%
Boeing Co. (The),
1.43%, 02/04/2024		3,600	3,543
1.95%, 02/01/2024		3,000	2,958
Northrop Grumman Corp., 2.93%, 01/15/2025		2,000	1,929

			8,430

Electronics — 0.3%
Arrow Electronics, Inc., 3.25%, 09/08/2024		1,800	1,751

Machinery - Construction & Mining — 0.5%
Caterpillar Financial Services Corp.,
(United States SOFR + 0.45%), 5.79%, 11/13/2023 (aa)		835	835
(United States SOFR + 0.52%), 5.86%, 06/13/2025 (aa)		2,000	2,006

			2,841

Machinery - Diversified — 0.4%
John Deere Capital Corp., 5.15%, 03/03/2025		2,600	2,593

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.9%
Parker-Hannifin Corp., 3.65%, 06/15/2024		5,100	5,021

Transportation — 1.4%
Canadian Pacific Railway Co., (Canada), 1.35%, 12/02/2024		3,540	3,356
Ryder System, Inc.,
3.65%, 03/18/2024		1,000	989
3.88%, 12/01/2023		2,000	1,993
Union Pacific Corp., 3.15%, 03/01/2024		2,000	1,979

			8,317

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.90%, 02/01/2024 (e)		2,000	1,985

Total Industrial			30,938

Technology — 3.5%
Semiconductors — 1.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.63%, 01/15/2024		2,000	1,985
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024		4,600	4,577
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)		400	394
Reg. S, 1.00%, 01/19/2024		1,300	1,279

			8,235

Software — 2.1%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024		2,865	2,801
Fiserv, Inc.,
2.75%, 07/01/2024		1,500	1,464
3.80%, 10/01/2023		3,415	3,415
Oracle Corp.,
2.95%, 11/15/2024		1,000	969
2.95%, 05/15/2025		1,000	956
3.40%, 07/08/2024		1,625	1,594
VMware, Inc., 1.00%, 08/15/2024		1,500	1,437

			12,636

Total Technology			20,871

Utilities — 2.3%
Electric — 2.3%
American Electric Power Co., Inc., 2.03%, 03/15/2024		600	589
Ausgrid Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 5.48%, 10/30/2024 (aa)	AUD	1,500	967
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)		1,500	1,451
4.25%, 06/15/2025 (e)		300	292
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		800	789
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,740	1,681

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
NextEra Energy Capital Holdings, Inc.,
2.94%, 03/21/2024	4,000	3,943
4.26%, 09/01/2024	1,175	1,156
Pacific Gas and Electric Co.,
3.25%, 02/16/2024	500	494
3.40%, 08/15/2024	100	98
3.75%, 02/15/2024	100	99
3.85%, 11/15/2023	100	100
WEC Energy Group, Inc., 0.80%, 03/15/2024	2,000	1,953

Total Utilities		13,612

Total Corporate Bonds (Cost $291,054)		288,275

Foreign Government Securities — 0.6%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026	500	493
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,100	2,791

Total Foreign Government Securities (Cost $3,599)		3,284

Municipal Bonds — 0.4% (t)
California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023	590	588

Pennsylvania — 0.3%
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024	1,555	1,516

Total Municipal Bonds (Cost $2,145)		2,104
U.S. Government Agency Securities — 6.3%
FHLBs,
0.38%, 05/17/2024	1,500	1,452
0.46%, 09/10/2024	2,500	2,383
1.04%, 06/14/2024	2,000	1,937
3.63%, 02/28/2024	1,000	992
5.17%, 03/08/2024	2,000	1,997
5.30%, 12/06/2024	1,000	994
5.50%, 04/01/2024	3,000	2,999
5.51%, 04/01/2024	2,000	1,997
5.65%, 05/28/2025	1,700	1,691
5.71%, 03/14/2025	1,700	1,692
0.40%, 05/24/2024	1,360	1,315
FHLMC,
4.05%, 08/28/2025	2,500	2,443
5.05%, 01/28/2025	1,000	991
5.08%, 10/25/2024	1,000	993
5.52%, 05/28/2025	1,700	1,689
5.55%, 05/09/2025	1,700	1,690
5.65%, 03/07/2025	3,400	3,383

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
5.68%, 04/03/2025		1,700	1,692
5.73%, 04/03/2025		1,700	1,692
5.85%, 08/23/2027		2,000	2,000
FNMA, 4.00%, 02/28/2025		1,000	978

Total U.S. Government Agency Securities (Cost $37,225)			37,000

U.S. Treasury Obligations — 5.0%
U.S. Treasury Notes,
0.38%, 07/15/2024		4,000	3,844
0.38%, 09/15/2024		9,000	8,576
2.00%, 04/30/2024		4,750	4,657
2.00%, 05/31/2024		8,000	7,818
2.25%, 04/30/2024		5,000	4,908

Total U.S. Treasury Obligations (Cost $29,847)			29,803

Short-Term Investments — 11.3%
Banker’s Acceptance Bill — 0.5%
Bank of Nova Scotia, (Canada), 5.33%, 11/09/2023 (n)	CAD	3,900	2,854

Certificates of Deposit — 0.7%
Citibank NA, 5.89%, 05/10/2024 (n)		2,000	2,000
Royal Bank of Canada, (Canada), 5.97%, 06/27/2024 (n)		2,000	1,999

Total Certificates of Deposit			3,999

Commercial Papers — 5.3%
Amcor Flexible North America, Inc., 5.57%, 10/30/2023 (e) (n)		700	697
Ameren Corp.,
5.57%, 10/10/2023 (n)		200	200
5.57%, 10/12/20239 (n)		400	399
American Electric Power Co., Inc.,
5.61%, 10/16/2023 (e) (n)		200	200
5.62%, 10/23/2023 (e) (n)		500	498
AT&T, Inc., 5.93%, 02/21/2024 (n)		2,000	1,954
AutoNation, Inc., 5.96%, 10/11/2023 (e) (n)		1,700	1,697
BPCE SA, (France), 5.93%, 06/04/2024 (n)		2,000	1,922
Conagra Foods, Inc., 5.82%, 10/19/2023 (e) (n)		300	299
Diageo Capital plc, (United Kingdom), 5.52%, 10/16/2023 (e) (n)		1,700	1,696
Discovery Communications LLC, 5.98%, 10/16/2023 (e) (n)		1,700	1,695
Dominion Energy, Inc.,
5.58%, 10/11/2023 (e) (n)		1,100	1,098
5.58%, 10/26/2023 (e) (n)		700	697
Electricite de France SA, (France), 5.53%, 10/23/2023 (e) (n)		1,300	1,295
Enbridge US, Inc., 5.59%, 10/20/2023 (e) (n)		1,800	1,794
Entergy Corp., 5.54%, 10/05/2023 (e) (n)		1,700	1,698
Global Payments, Inc., 6.06%, 10/16/2023 (n)		3,100	3,091

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
HSBC USA, Inc.,
6.46%, 08/22/2024 (n)		1,000		945
6.46%, 09/09/2024 (e) (n)		2,200		2,071
6.55%, 06/24/2024 (n)		750		716
Humana, Inc., 5.60%, 10/23/2023 (e) (n)		500		498
Southern California Edison Co., 5.56%, 10/02/2023 (e) (n)		1,400		1,399
Suncor Energy, Inc., (Canada), 5.78%, 11/01/2023 (e) (n)		2,000		1,990
Targa Resources Corp., 6.18%, 10/23/2023 (e) (n)		1,800		1,794
VW Credit, Inc., 11.20%, 10/17/2023 (e) (n)		700		698
Walgreens Boots Alliance, Inc., 6.09%, 10/13/2023 (e) (n)		400		399

Total Commercial Papers				31,440

Foreign Government Securities — 2.9%
Canadian Treasury Bill, (Canada), Zero Coupon, 02/15/2024	CAD	10,000		7,220
Japan Treasury Discount Bill, (Japan), Series 1177, Zero Coupon, 11/20/2023	JPY	1,500,000		10,040

Total Foreign Government Securities				17,260

Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 2.51%, 10/02/2023	AUD	—	(h)	—	(h)
Brown Brothers Harriman, 3.50%, 10/02/2023	NZD	—	(h)	—	(h)
Citibank NA, 4.68%, 10/02/2023		156		156
Royal Bank of Canada, 3.80%, 10/03/2023	CAD	—	(h)	—	(h)
Skandinaviska Enskilda Banken AB,
2.81%, 10/02/2023	EUR	57		60
4.17%, 10/02/2023	GBP	96		117
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 10/02/2023		814		814

Total Time Deposits				1,147

U.S. Treasury Obligations — 1.7%
U.S. Treasury Bills,
Zero Coupon, 12/14/2023 (ii)		62		62
Zero Coupon, 02/08/2024		10,000		9,810

Total U.S. Treasury Obligations				9,872

Total Short-Term Investments (Cost $66,885)				66,572

Total Investments — 100.6% (Cost - $599,245)*				592,922
Liabilities in Excess of Other Assets — (0.6)%				(3,590)

NET ASSETS — 100.0%				$589,332

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SOFR 3 Month	62	12/2023	USD	14,625	43
U.S. Treasury 2 Year Note	227	12/2023	USD	46,118	(102)

					(59)

Short Contracts
Euro Schatz	(94)	12/2023	EUR	(10,419)	(15)
SOFR 3 Month	(35)	03/2025	USD	(8,372)	24
U.S. Treasury 2 Year Note	(75)	12/2023	USD	(15,237)	34
U.S. Treasury 5 Year Note	(122)	12/2023	USD	(12,953)	99
U.S. Treasury Ultra Bond	(1)	12/2023	USD	(125)	6
U.S. Ultra Treasury 10 Year Note	(7)	12/2023	USD	(788)	7

					155

Total unrealized appreciation (depreciation)					96

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	18	EUR	17	Morgan Stanley & Co.	10/03/2023	— (h)
USD	1,638	GBP	1,292	Barclays Bank plc	10/03/2023	62
USD	655	GBP	517	Barclays Bank plc	10/03/2023	24
USD	986	GBP	795	Morgan Stanley & Co.	10/03/2023	16
USD	6,639	CAD	8,957	Morgan Stanley & Co.	11/02/2023	42
USD	3,187	GBP	2,604	Bank of America, NA	11/02/2023	9
USD	7,290	AUD	11,131	Deutsche Bank AG	11/15/2023	122
USD	10,424	JPY	1,500,000	BNP Paribas	11/20/2023	305
USD	827	EUR	774	BNP Paribas	12/20/2023	5
USD	9,303	EUR	8,684	UBS AG LONDON	12/20/2023	87
USD	350	EUR	328	UBS AG LONDON	12/20/2023	2
USD	7,670	GBP	6,198	BNP Paribas	12/20/2023	104
USD	181	CAD	245	Citibank, NA	02/15/2024	— (h)
USD	7,214	CAD	9,755	Citibank, NA	02/15/2024	16

Total unrealized appreciation						794

USD	6,784	CAD	9,234	Bank of America, NA	10/03/2023	(14)
CAD	8,961	USD	6,639	Morgan Stanley & Co.	10/03/2023	(42)
CAD	264	USD	196	Morgan Stanley & Co.	10/03/2023	(2)
AUD	830	USD	536	Barclays Bank plc	11/15/2023	(1)
USD	663	CAD	900	Deutsche Bank AG	12/08/2023	(1)
USD	838	EUR	790	BNP Paribas	12/20/2023	— (h)

Total unrealized depreciation						(60)

Net unrealized appreciation (depreciation)						734

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.40-V1	1.00%	quarterly	06/20/2028	0.68	USD	500	(5)	(2)	(7)
CDX.NA.IG.41-V1	1.00%	quarterly	12/20/2028	0.73	USD	5,100	(67)	3	(64)

Total							(72)	1	(71)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts. (2) Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index. (3) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event. (4) Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2023.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2023.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(ii)	—	Approximately $61 of this investment is restricted as collateral for forwards to Bank of America NA.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 6.8%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,158
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		1,000	999
BMW Canada Auto Trust, (Canada),
Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	144	106
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	781	573
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		798	796
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.03%, 07/15/2027 (aa)		1,000	1,001
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	483
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.65%), 5.96%, 09/15/2025 (aa)		1,038	1,039
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 6.17%, 07/17/2028 (e) (aa)		1,500	1,504
CarMax Auto Owner Trust,
Series 2022-4, Class A2A, 5.34%, 12/15/2025		444	443
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 6.21%, 12/15/2025 (aa)		824	826
Carvana Auto Receivables Trust, Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		600	600
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (CME Term SOFR 1 Month + 1.46%), 6.78%, 10/25/2037 (e) (aa)		23	23
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.73%), 6.06%, 04/22/2026 (aa)		1,000	1,002
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 6.22%, 05/14/2029 (aa)		2,000	2,009
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 6.05%, 08/07/2027 (aa)		1,000	999
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027		700	700
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		600	600
Dell Equipment Finance Trust,
Series 2021-2, Class A3, 0.53%, 12/22/2026 (e)		284	281
Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		500	499
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.71%), 6.05%, 12/15/2026 (aa)		1,000	1,001
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		800	677
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		614	600

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	275	199
Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 0.00%, 02/15/2026 (aa)		1,200	1,200
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024		158	157
Series 2022-3, Class A2A, 4.01%, 10/21/2024		293	293
Series 2023-1, Class A2A, 5.27%, 06/20/2025		1,057	1,054
Series 2023-2, Class A2A, 5.44%, 10/20/2025		1,000	996
GM Financial Consumer Automobile Receivables Trust,
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.91%, 09/16/2025 (aa)		943	943
Series 2023-2, Class A2A, 5.10%, 05/18/2026		1,000	995
GMF Canada Leasing Trust Asset-Backed Notes, (Canada), Series 2023-1A, Class A1, 5.46%, 04/21/2025 (e)	CAD	957	704
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	99
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class A3, 0.38%, 09/16/2024 (e)		714	709
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		729	727
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A, 5.19%, 12/15/2025		1,000	996
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		700	699
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	587
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		900	870
Navient Private Education Loan Trust, Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.17%, 12/15/2059 (aa)		753	747
Nelnet Student Loan Trust, Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.33%, 06/27/2067 (e) (aa)		798	790
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		106	105
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.23%, 07/25/2035 (aa)		535	527
Pawnee Equipment Receivables LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		455	442
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)		378	377
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		698	645
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		331	315
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		212	200
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 5.92%, 10/25/2029 (e) (aa)		512	510
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		233	226
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		430	381
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.16%, 05/16/2050 (e) (aa)		312	315

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		182	177
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	998
Tesla Auto Lease Trust, Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)		600	600
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 6.14%, 11/20/2061 (e) (aa)		157	155
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,671
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A2A, 3.83%, 08/15/2025		861	855
Series 2023-C, Class A2A, 5.60%, 08/17/2026		500	499
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		1,200	1,199
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 6.17%, 08/28/2028 (e) (aa)		2,000	2,001
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		900	900
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/2026		1,000	997
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		910	906
Series 2023-B, Class A2A, 5.25%, 11/16/2026		1,000	996

Total Asset-Backed Securities (Cost $47,246)			46,681

Collateralized Mortgage Obligations — 2.5%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 0.00%, 12/28/2049 (e) (aa)	GBP	1,200	1,456
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 6.12%, 08/20/2045 (aa)	GBP	398	484
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		294	273
FNMA REMICS,
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.97%, 05/25/2050 (aa)		1,541	1,533
Series 2022-8, Class D, 2.00%, 08/25/2038		1,367	1,214
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 4.30%, 12/20/2064 (aa)		1,017	1,006
Series 2017-121, Class PE, 3.00%, 07/20/2046		171	160
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.78%, 08/20/2065 (aa)		712	708
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.86%, 05/20/2044 (aa)		378	358
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.81%, 06/20/2071 (aa)		1,478	1,512
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		885	764
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.66%, 01/20/2072 (aa)		783	755
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.21%, 01/20/2073 (aa)		409	408
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.31%, 05/20/2073 (aa)		2,014	2,020

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		233	208
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,216	1,133
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		394	339
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		103	97
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		253	225
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		512	451
Silverstone Master Issuer plc, (United Kingdom), Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 5.69%, 01/21/2070 (e) (aa)		553	552
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		220	203
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		274	241
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 6.06%, 07/20/2060 (e) (aa)	GBP	123	150
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 6.51%, 07/20/2045 (e) (aa)	GBP	499	608
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.43%, 05/25/2058 (e) (aa)		247	249

Total Collateralized Mortgage Obligations (Cost $18,005)			17,107

Commercial Mortgage-Backed Securities — 1.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 0.93%), 6.51%, 09/15/2034 (e) (aa)		500	486
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 6.53%, 11/17/2038 (e) (aa)		399	391
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 6.56%, 01/20/2037 (e) (aa)		805	787
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.17%), 6.51%, 06/15/2035 (e) (aa)		710	702
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (CME Term SOFR 1 Month + 1.10%), 6.43%, 04/15/2036 (e) (aa)		400	397
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.46%, 08/19/2038 (e) (aa)		900	895
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.70%, 09/15/2036 (e) (aa)		500	468
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		500	481
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.63%, 10/15/2036 (e) (aa)		900	881
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.40%, 12/15/2034 (e) (aa)		900	879
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.45%, 05/15/2036 (e) (aa)		700	650
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 7.16%, 03/15/2035 (e) (aa)		740	739

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.47%, 11/17/2030 (e) (aa)	GBP	800	959
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 6.15%, 10/15/2038 (e) (aa)		100	98
VMC Finance LLC, Series 2021-FL4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.55%, 06/16/2036 (e) (aa)		277	272

Total Commercial Mortgage-Backed Securities (Cost $9,391)			9,085

Corporate Bonds — 11.7%
Communications — 0.5%
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.50%, 02/01/2024		300	298
(CME Term SOFR 3 Month + 1.91%), 7.28%, 02/01/2024 (aa)		1,700	1,706

			2,004

Telecommunications — 0.2%
AT&T, Inc., (CME Term SOFR 3 Month + 1.44%), 6.85%, 06/12/2024 (aa)		800	805
British Telecommunications plc, (United Kingdom), 4.50%, 12/04/2023		400	399

			1,204

Total Communications			3,208

Consumer Cyclical — 0.5%
Auto Manufacturers — 0.4%
Hyundai Capital America,
0.80%, 01/08/2024 (e)		1,200	1,183
(United States SOFR + 1.15%), 6.49%, 08/04/2025 (e) (aa)		200	200
Volkswagen Group of America Finance LLC, (United States SOFR + 0.93%), 6.27%, 09/12/2025 (e) (aa)		1,500	1,502

			2,885

Retail — 0.1%
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 5.25%, 03/08/2024 (aa)	AUD	600	386

Total Consumer Cyclical			3,271

Consumer Non-cyclical — 1.6%
Agriculture — 0.3%
BAT Capital Corp., 3.22%, 08/15/2024		696	679
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		1,400	1,364

			2,043

Beverages — 0.0% (g)
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	380

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.17%, 12/16/2024 (aa)	AUD	1,000	649

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — 0.3%
Haleon US Capital LLC, 3.02%, 03/24/2024		2,100	2,070

Healthcare - Products — 0.1%
Baxter International, Inc., (SOFR Compounded Index + 0.26%), 5.60%, 12/01/2023 (aa)		500	499

Healthcare - Services — 0.3%
HCA, Inc., 5.00%, 03/15/2024		2,000	1,989

Pharmaceuticals — 0.5%
Bayer US Finance II LLC, (CME Term SOFR 3 Month + 1.27%), 6.68%, 12/15/2023 (e) (aa)		3,500	3,502

Total Consumer Non-cyclical			11,132

Energy — 0.2%
Pipelines — 0.2%
Kinder Morgan, Inc., 5.63%, 11/15/2023 (e)		1,500	1,499

Financial — 7.4%
Banks — 6.6%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,100	1,044
Banco Santander SA, (Spain), 3.89%, 05/24/2024		453	446
Bank of America Corp.,
(Canada Bankers Acceptances 3 Month + 0.90%), 2.93%, 04/25/2025 (aa)	CAD	1,200	869
(United States SOFR + 1.10%), 6.42%, 04/25/2025 (aa)		600	601
Bank of Nova Scotia (The), (Canada), Series FRN, (SOFR Compounded Index + 0.45%), 5.75%, 04/15/2024 (aa)		500	500
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		600	560
5.90%, 07/13/2026 (e)		1,500	1,492
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		1,000	989
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		1,300	1,280
BNP Paribas SA, (France),
Reg. S, 3.80%, 01/10/2024		200	199
(CME Term SOFR 3 Month + 2.50%), 4.71%, 01/10/2025 (e) (aa)		1,900	1,890
BPCE SA, (France), Reg. S, (United States SOFR + 0.57%), 5.87%, 01/14/2025 (aa)		800	797
Citigroup, Inc., (BBSW ASX Australian 3 Month + 1.72%), 6.00%, 10/27/2023 (aa)	AUD	1,000	643
Credit Suisse AG, (Switzerland), 3.63%, 09/09/2024		600	584
Danske Bank A/S, (Denmark), Reg. S, 5.38%, 01/12/2024		1,400	1,395
Deutsche Bank AG, (Germany), 3.70%, 05/30/2024		2,000	1,959
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,100	1,064
2.05%, 02/10/2025 (e)		500	473
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.25%, 02/18/2025 (aa)	AUD	700	449

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Goldman Sachs Group, Inc. (The),
Reg. S, (BBSW ASX Australian 3 Month + 1.55%), 5.74%, 05/02/2024 (aa)	AUD	500	322
(CME Term SOFR 3 Month + 1.86%), 7.27%, 11/29/2023 (aa)		1,400	1,403
HSBC Holdings plc, (United Kingdom), (CME Term SOFR 3 Month + 1.49%), 6.90%, 03/11/2025 (aa)		1,000	1,002
ING Groep NV, (Netherlands),
3.55%, 04/09/2024		700	691
(ICE LIBOR USD 3 Month + 1.00%), 6.53%, 10/02/2023 (aa)		1,150	1,150
Lloyds Banking Group plc, (United Kingdom), 4.45%, 05/08/2025		2,100	2,042
Mitsubishi UFJ Financial Group, Inc., (Japan), (CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		1,000	989
Mizuho Financial Group, Inc., (Japan), (CME Term SOFR 3 Month + 1.24%), 2.84%, 07/16/2025 (aa)		1,000	972
Morgan Stanley, (United States SOFR + 0.46%), 5.79%, 01/25/2024 (aa)		2,000	2,000
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/2025 (aa)		1,100	1,088
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,000	964
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 4.43%, 08/12/2024 (aa)	AUD	1,000	642
(BBSW ASX Australian 3 Month + 0.35%), 4.47%, 03/18/2024 (f) (aa)	AUD	500	321
Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (aa)		1,200	1,198
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		2,100	1,908
Societe Generale SA, (France),
2.63%, 10/16/2024 (e)		300	288
2.63%, 01/22/2025 (e)		800	761
3.88%, 03/28/2024 (e)		500	494
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,669
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.54%, 10/16/2024 (aa)	AUD	2,400	1,546
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		400	381
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,888
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.13%, 07/30/2025 (aa)	AUD	2,200	1,409
Wells Fargo & Co.,
3.18%, 02/08/2024 (f)	CAD	1,000	730
(United States SOFR + 1.32%), 6.64%, 04/25/2026 (aa)		1,200	1,207

			45,299

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.88%, 01/16/2024		1,800	1,793
Mitsubishi HC Capital, Inc., (Japan),
3.56%, 02/28/2024 (e)		350	346
3.64%, 04/13/2025 (e)		570	549
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,128
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	386

			5,202

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom), 0.55%, 01/22/2024 (e)	400	394

Total Financial		50,895

Industrial — 0.3%
Aerospace/Defense — 0.2%
Boeing Co. (The), 1.43%, 02/04/2024	1,710	1,683

Electronics — 0.1%
Arrow Electronics, Inc., 3.25%, 09/08/2024	500	486

Total Industrial		2,169

Technology — 0.4%
Semiconductors — 0.3%
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)	300	295
Reg. S, 1.00%, 01/19/2024	1,800	1,772

		2,067

Software — 0.1%
VMware, Inc., 1.00%, 08/15/2024	800	766

Total Technology		2,833

Utilities — 0.8%
Electric — 0.8%
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)	1,800	1,742
4.25%, 06/15/2025 (e)	300	291
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	296
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,800	1,739
Pacific Gas and Electric Co.,
1.70%, 11/15/2023	200	199
3.25%, 02/16/2024	500	494
3.75%, 02/15/2024	100	99
3.85%, 11/15/2023	400	399

Total Utilities		5,259

Total Corporate Bonds (Cost $81,836)		80,266

Foreign Government Securities — 0.6%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026	800	789
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,061

Total Foreign Government Securities (Cost $4,198)		3,850

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 68.6% (t)
Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 3.85%, 10/06/2023 (z)	2,300	2,300
Alaska Municipal Bond Bank Authority, Series 4, Rev., AMT, 5.00%, 12/01/2024	1,215	1,220

		3,520

Arizona — 2.1%
Arizona State University, Series A, Rev., VRDO, 3.90%, 10/06/2023 (z)	12,475	12,475
City of Phoenix, GO, 5.00%, 07/01/2026	2,000	2,070

		14,545

California — 4.1%
California State Public Works Board, Various Capital Projects, Rev., 5.00%, 12/01/2025	8,400	8,625
City of Los Angeles Department of Airports, Green Bonds Subordinated, Rev., AMT, 5.00%, 05/15/2025	750	759
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,506
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025	3,000	3,039
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., VRDO, LOC: Barclays Bank plc, 2.65%, 10/06/2023 (z)	10,000	10,000
West Valley-Mission Community College District, GO, 5.00%, 08/01/2024	3,000	3,030

		27,959

Connecticut — 3.3%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.93%, 10/06/2023 (z)	5,680	5,680
Connecticut State Health & Educational Facilities Authority, Yale University,
Series A, Rev., VRDO, 4.00%, 10/02/2023 (z)	14,000	14,000
Series V1, Rev., VRDO, 4.00%, 10/02/2023 (z)	1,900	1,900
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,282

		22,862

District of Columbia — 1.1%
District of Columbia, Rev., VRDO, LOC: Wells Fargo Bank NA, 4.05%, 10/06/2023 (z)	2,325	2,325
Metropolitan Washington Airports Authority Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,685
Series B, Rev., 5.00%, 10/01/2025	1,030	1,054
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond,
Rev., 5.00%, 07/15/2025	1,250	1,276
Rev., 5.00%, 07/15/2026	1,250	1,291

		7,631

Florida — 5.8%
Citizens Property Insurance, Inc., Series A1, Rev., 5.00%, 06/01/2025	1,000	1,008
City of Jacksonville, Series B, Rev., 5.00%, 10/01/2025	1,250	1,281
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,519

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Gulf Coast University Financing Corp., Parking Project, Series A3, Rev., VRDO, LOC: TD Bank NA, 3.90%, 10/06/2023 (z)	3,215	3,215
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.98%, 10/06/2023 (z)	2,800	2,800
JEA Water & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2024	3,750	3,771
Series B1, Rev., VRDO, 4.12%, 10/06/2023 (z)	8,385	8,385
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 3.98%, 10/06/2023 (z)	15,545	15,545
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,040

		39,564

Georgia — 0.4%
City of Atlanta, Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	618
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	700
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Rev., AGM, 5.00%, 07/01/2025	550	559
Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.00%, 09/01/2025	1,020	1,043

		2,920

Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 4.45%, 10/02/2023 (z)	4,500	4,500

Illinois — 2.7%
Cook County,
Series A, GO, 5.00%, 11/15/2023	2,250	2,252
Series A, GO, 5.00%, 11/15/2024	5,000	5,055
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 4.00%, 10/06/2023 (z)	1,770	1,770
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2024 (p)	1,005	1,011
Sales Tax Securitization Corp., Rev., 5.00%, 01/01/2025	3,250	3,285
Sales Tax Securitization Corp., Second Lien, Series A, Rev., 5.00%, 01/01/2024	2,700	2,705
State of Illinois, Series D, GO, 5.00%, 07/01/2025	2,600	2,635

		18,713

Indiana — 1.1%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 4.80%, 10/02/2023 (z)	6,500	6,500
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 4.45%, 10/02/2023 (z)	1,300	1,300

		7,800

Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 5.00%, 10/01/2025	1,935	1,980

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — 1.1%
Commonwealth of Massachusetts, Series A, GO, 5.00%, 01/01/2025	2,000	2,031
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 3.80%, 10/06/2023 (z)	5,700	5,700

		7,731

Michigan — 3.0%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,630
University of Michigan, Series D1, Rev., VRDO, 4.40%, 10/02/2023 (z)	2,170	2,170
Wayne County Airport Authority, Rev., AMT, 4.00%, 12/01/2023 (e)	12,715	12,692

		20,492

Minnesota — 2.5%
City of Rochester, Mayo Clinic,
Series A, Rev., VRDO, 3.90%, 10/06/2023 (z)	13,000	13,000
Series B, Rev., VRDO, 3.90%, 10/06/2023 (z)	3,900	3,900

		16,900

Missouri — 1.8%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	926
City of St. Louis, Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,013
Health & Educational Facilities Authority of the State of Missouri, SSM Healthcare,
Series A, Rev., 5.00%, 06/01/2024	2,380	2,392
Series F, Rev., VRDO, 4.80%, 10/02/2023 (z)	7,000	7,000

		12,331

New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 4.10%, 10/06/2023 (z)	1,730	1,730

New Jersey — 2.0%
Jersey City Redevelopment Agency, Bayfront Redevelopment Project, Rev., 4.00%, 12/15/2024	5,350	5,354
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	511
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	6,982
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	300
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	580

		13,727

New Mexico — 2.2%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	6,780
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,853
University of New Mexico (The), System Improvement, Rev., VRDO, 3.80%, 10/06/2023 (z)	5,435	5,435

		15,068

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — 8.6%
City of New York, Fiscal 2018, Series B, GO, VRDO, 4.80%, 10/02/2023 (z)	12,000	12,000
City of New York, Fiscal 2021, Series C, GO, 5.00%, 08/01/2024	1,015	1,025
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 4.06%, 10/06/2023 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 4.80%, 10/02/2023 (z)	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,177
New York City Transitional Finance Authority, Future Tax Secured Revenue, Rev., 5.00%, 11/01/2023	1,000	1,001
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,150
Series B, Rev., 4.00%, 10/01/2023	2,805	2,805
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,245
New York State Dormitory Authority, Unrefunded General Purpose, Rev., 5.00%, 02/15/2026	6,590	6,783
New York State Environmental Facilities Corp., Subordinate New York City Municipal Water Finance, Rev., 5.00%, 06/15/2026	3,500	3,634
New York State Urban Development Corp., Personal Income Tax, Series A, Rev., 5.00%, 03/15/2024	1,630	1,638
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2024	3,000	3,021
Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,069
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2025	6,455	6,611

		59,249

North Carolina — 0.4%
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024 (p)	3,000	3,004

Ohio — 4.1%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 4.08%, 10/06/2023 (z)	1,900	1,900
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 4.45%, 10/02/2023 (z)	5,000	5,000
Ohio State University (The), Series B2, Rev., VRDO, 3.80%, 10/06/2023 (z)	6,725	6,725
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 4.05%, 10/06/2023 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	502

		28,127

Oklahoma — 0.5%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,579

Oregon — 0.9%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,106
Portland Community College District, GO, 5.00%, 06/15/2025	3,235	3,302
Washington & Multnomah Counties School District No. 48J Beaverton, Series B, GO, SCH BD GTY, 5.00%, 06/15/2024	2,000	2,015

		6,423

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — 0.8%
City of Philadelphia Water & Wastewater Revenue,
Series B, Rev., AGM, 5.00%, 09/01/2026	2,550	2,634
Series C, Rev., 5.00%, 06/01/2025	1,355	1,378
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	600
Pennsylvania Economic Development Financing Authority, Series A, Rev., 4.00%, 10/15/2023	700	700

		5,312

Texas — 9.9%
Austin Independent School District, GO, 5.00%, 08/01/2025	4,500	4,591
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 3.77%, 10/06/2023 (z)	21,000	21,000
City of Garland Electric Utility System Revenue, Series A, Rev., 5.00%, 03/01/2025	2,190	2,219
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 4.06%, 10/06/2023 (z)	16,000	16,000
City of Houston Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 4.00%, 10/06/2023 (aa)	5,000	5,000
City of Wichita Falls Water & Sewer System Revenue, Rev., 5.00%, 08/01/2024	1,540	1,555
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,173
Fort Worth Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	1,150	1,169
Plano Independent School District, GO, 5.00%, 02/15/2025	3,600	3,661
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	1,375	1,389
State of Texas, Transportation Commission Highway, GO, 5.00%, 04/01/2025	3,000	3,050
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,059
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025	2,980	3,028

		67,894

Utah — 1.6%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024	500	502
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,575
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2026	2,500	2,585
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,189
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	947

		10,798

Virginia — 3.0%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 4.40%, 10/02/2023 (z)	3,350	3,350

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Virginia — continued
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Rev., VRDO, 3.80%, 10/06/2023 (z)		9,440	9,440
Series A, Rev., VRDO, 4.06%, 10/06/2023 (z)		6,700	6,700
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024		1,285	1,290

			20,780

Washington — 3.8%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025		5,000	5,128
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 4.10%, 10/06/2023 (z)		11,060	11,060
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 08/01/2025		1,735	1,760
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025		6,885	6,976
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023		1,000	1,002

			25,926

Total Municipal Bonds (Cost $475,649)			471,065

U.S. Government Agency Securities — 2.7%
FHLBs,
5.65%, 05/28/2025		2,000	1,989
5.71%, 03/14/2025		2,000	1,991
FHLMC,
5.52%, 05/28/2025		2,000	1,987
5.55%, 05/09/2025		2,000	1,988
5.65%, 03/07/2025		4,000	3,980
5.68%, 04/03/2025		2,000	1,990
5.73%, 04/03/2025		2,000	1,991
5.85%, 08/23/2027		2,300	2,300

Total U.S. Government Agency Securities (Cost $18,297)			18,216

Short-Term Investments — 5.5%
Banker’s Acceptance Bill — 0.5%
Bank of Nova Scotia, (Canada), 5.33%, 11/09/2023 (n)	CAD	4,900	3,586

Commercial Papers — 4.1%
American Electric Power Co., Inc.,
5.61%, 10/16/2023 (e) (n)		800	798
5.62%, 10/23/2023 (e) (n)		500	498
Arrow Electronics, Inc.,
5.87%, 10/03/2023 (e) (n)		1,200	1,199
5.92%, 10/25/2023 (e) (n)		500	498
5.92%, 10/26/2023 (e) (n)		1,600	1,593
Conagra Brands, Inc., 5.76%, 10/11/2023 (e) (n)		2,100	2,096
Diageo Capital plc, (United Kingdom), 5.58%, 11/07/2023 (e) (n)		2,000	1,988
Discovery Communications LLC, 5.98%, 10/16/2023 (e) (n)		2,000	1,994
Dominion Energy, Inc., 5.58%, 10/17/2023 (e) (n)		2,100	2,094
Electricite de France SA, (France), 5.53%, 10/23/2023 (e) (n)		700	697

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
Enbridge US, Inc., 5.59%, 10/20/2023 (e) (n)		2,100		2,093
Entergy Corp., 5.57%, 10/27/2023 (e) (n)		2,000		1,992
Fidelity National Information Services, Inc., 5.57%, 10/12/2023 (e) (n)		300		300
Humana, Inc., 5.61%, 10/25/2023 (e) (n)		1,500		1,494
L3Harris Technologies, Inc.,
5.65%, 10/10/2023 (e) (n)		600		599
5.68%, 10/02/2023 (e) (n)		300		300
5.68%, 10/03/2023 (e) (n)		900		899
Oracle Corp.,
5.53%, 10/27/2023 (e) (n)		1,400		1,394
5.56%, 10/26/2023 (e) (n)		700		697
Southern California Edison Co., 5.56%, 10/02/2023 (e) (n)		1,800		1,799
Targa Resources Corp., 6.18%, 10/23/2023 (e) (n)		2,100		2,093
VW Credit, Inc., 11.20%, 10/17/2023 (e) (n)		700		698
Walgreens Boots Alliance, Inc., 6.09%, 10/13/2023 (e) (n)		500		499

Total Commercial Papers				28,312

Municipal Bond — 0.7% (t)
City of Los Angeles, Rev., TRAN, 5.00%, 06/27/2024		5,000		5,059

Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 2.51%, 10/02/2023	AUD	—	(h)	—	(h)
Citibank NA, 4.68%, 10/02/2023		722		722
Royal Bank of Canada, 3.80%, 10/03/2023	CAD	221		163
Skandinaviska Enskilda Banken AB,
2.81%, 10/02/2023	EUR	1		1
4.17%, 10/02/2023	GBP	122		149

Total Time Deposits				1,035

U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, Zero Coupon, 12/14/2023 (ii)		72		71

Total Short-Term Investments (Cost $38,126)				38,063

Total Investments — 99.7% (Cost - $692,748)*				684,333
Other Assets in Excess of Liabilities — 0.3%				2,333

NET ASSETS — 100.0%				$686,666

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SOFR 3 Month	70	12/2023	USD	16,513	48
U.S. Treasury 2 Year Note	282	12/2023	USD	57,294	(130)

					(82)

Short Contracts
Euro Schatz	(110)	12/2023	EUR	(12,193)	(17)
SOFR 3 Month	(43)	03/2025	USD	(10,286)	29
U.S. Treasury 5 Year Note	(141)	12/2023	USD	(14,970)	115
U.S. Treasury Ultra Bond	(1)	12/2023	USD	(125)	6
U.S. Ultra Treasury 10 Year Note	(7)	12/2023	USD	(788)	7

					140

Total unrealized appreciation (depreciation)					58

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	20	EUR	19	Morgan Stanley & Co.	10/03/2023	— (h)
USD	697	GBP	550	Barclays Bank plc	10/03/2023	25
USD	1,743	GBP	1,375	Barclays Bank plc	10/03/2023	66
USD	1,479	GBP	1,192	Morgan Stanley & Co.	10/03/2023	24
USD	5,432	CAD	7,329	Morgan Stanley & Co.	11/02/2023	34
USD	3,815	GBP	3,117	Bank of America, NA	11/02/2023	11
USD	7,606	AUD	11,614	Deutsche Bank AG	11/15/2023	128
USD	741	CAD	1,000	Deutsche Bank AG	02/08/2024	3

Total unrealized appreciation						291

USD	5,610	CAD	7,637	Bank of America, NA	10/03/2023	(12)
CAD	7,332	USD	5,432	Morgan Stanley & Co.	10/03/2023	(34)
CAD	297	USD	220	Morgan Stanley & Co.	10/03/2023	(1)
AUD	1,721	USD	1,110	Barclays Bank plc	11/15/2023	(2)
USD	736	CAD	1,000	Deutsche Bank AG	12/08/2023	(1)

Total unrealized depreciation						(50)

Net unrealized appreciation (depreciation)						241

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding – buy protection (1) as of September 30, 2023:

REFERENCE OBLIGATION/ INDEX	FINANCINGRATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.41-V1	1.00%	quarterly	12/20/2028	0.73	USD	5,100	(67)	3	(64)

Total							(67)	3	(64)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CMT	—	Constant Maturity Treasury
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2023.
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2023.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(n)	—	The rate shown is the effective yield as of September 30, 2023.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(ii)	—	Approximately $71 of this investment is restricted as collateral for forwards to Bank of America NA.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.0%
Basic Materials — 0.6%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	34	9,723
Albemarle Corp.	19	3,153
Celanese Corp., Class A	12	1,510
CF Industries Holdings, Inc.	32	2,763
Dow, Inc.	134	6,905
DuPont de Nemours, Inc.	87	6,456
Eastman Chemical Co.	17	1,277
Ecolab, Inc.	38	6,491
FMC Corp.	16	1,105
International Flavors & Fragrances, Inc.	36	2,469
Linde plc	80	29,712
LyondellBasell Industries NV, Class A	47	4,484
Mosaic Co. (The)	64	2,275
PPG Industries, Inc.	36	4,720
RPM International, Inc.	16	1,563
Sherwin-Williams Co. (The)	38	9,642
Westlake Corp.	8	986

		95,234

Forest Products & Paper — 0.0% (g)
International Paper Co.	87	3,101

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	77	1,208
Nucor Corp.	42	6,496
Reliance Steel & Aluminum Co.	8	2,217
Steel Dynamics, Inc.	27	2,909

		12,830

Mining — 0.0% (g)
Freeport-McMoRan, Inc.	212	7,900
Newmont Corp.	106	3,916

		11,816

Total Basic Materials		122,981

Communications — 16.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	78	2,227
Omnicom Group, Inc.	39	2,904
Trade Desk, Inc. (The), Class A (a)	73	5,686

		10,817

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 14.6%
Airbnb, Inc., Class A (a)	66	9,038
Alphabet, Inc., Class A (a)	3,964	518,707
Alphabet, Inc., Class C (a)	3,586	472,798
Amazon.com, Inc. (a)	8,164	1,037,809
Booking Holdings, Inc. (a)	6	19,885
CDW Corp.	73	14,653
Chewy, Inc., Class A (a)	15	281
DoorDash, Inc., Class A (a)	39	3,066
eBay, Inc.	74	3,244
Etsy, Inc. (a)	24	1,525
Expedia Group, Inc. (a)	31	3,209
F5, Inc. (a)	28	4,571
Gen Digital, Inc.	315	5,572
GoDaddy, Inc., Class A (a)	16	1,215
Match Group, Inc. (a)	146	5,735
MercadoLibre, Inc., (Uruguay) (a)	7	9,385
Meta Platforms, Inc., Class A (a)	1,247	374,236
Netflix, Inc. (a)	75	28,368
Okta, Inc., Class A (a)	24	1,993
Palo Alto Networks, Inc. (a)	172	40,259
Pinterest, Inc., Class A (a)	329	8,883
Robinhood Markets, Inc., Class A (a)	180	1,768
Roku, Inc., Class A (a)	20	1,384
Snap, Inc., Class A (a)	573	5,101
Uber Technologies, Inc. (a)	7,420	341,236
VeriSign, Inc. (a)	11	2,295
Zillow Group, Inc., Class C (a)	30	1,372

		2,917,588

Media — 0.4%
Charter Communications, Inc., Class A (a)	14	6,126
Comcast Corp., Class A	666	29,517
FactSet Research Systems, Inc.	23	9,930
Fox Corp., Class A	65	2,035
Fox Corp., Class B	31	891
Liberty Broadband Corp., Class C (a)	17	1,530
Liberty Media Corp-Liberty Formula One, Class C (a)	34	2,113
Liberty Media Corp-Liberty SiriusXM (a)	25	642
News Corp., Class A	85	1,702
Paramount Global, Class B	97	1,255
Sirius XM Holdings, Inc.	128	579
Walt Disney Co. (The) (a)	309	25,081
Warner Bros Discovery, Inc. (a)	395	4,294

		85,695

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — 1.2%
Arista Networks, Inc. (a)	139	25,479
AT&T, Inc.	1,112	16,704
Cisco Systems, Inc.	2,191	117,805
Corning, Inc.	424	12,925
Juniper Networks, Inc.	147	4,095
Motorola Solutions, Inc.	87	23,584
T-Mobile US, Inc. (a)	82	11,492
Verizon Communications, Inc.	664	21,505

		233,589

Total Communications		3,247,689

Consumer Cyclical — 2.9%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	25	930
Southwest Airlines Co.	14	383

		1,313

Apparel — 0.1%
Deckers Outdoor Corp. (a)	4	2,130
NIKE, Inc., Class B	207	19,789
VF Corp.	46	817

		22,736

Auto Manufacturers — 0.8%
Cummins, Inc.	25	5,701
Ford Motor Co.	698	8,670
General Motors Co.	268	8,836
Lucid Group, Inc. (a)	143	801
PACCAR, Inc.	97	8,229
Rivian Automotive, Inc., Class A (a)	105	2,545
Tesla, Inc. (a)	471	117,729

		152,511

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	49	4,835
BorgWarner, Inc.	57	2,306
Lear Corp.	17	2,221

		9,362

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	120	5,153
Fastenal Co.	101	5,521
Ferguson plc, (United Kingdom)	40	6,540
LKQ Corp.	42	2,099
Pool Corp.	5	1,801
Watsco, Inc.	7	2,557
WW Grainger, Inc.	8	5,477

		29,148

Entertainment — 0.0% (g)
Caesars Entertainment, Inc. (a)	19	888
DraftKings, Inc., Class A (a)	61	1,806
Live Nation Entertainment, Inc. (a)	26	2,200
Vail Resorts, Inc.	7	1,464

		6,358

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Food Service — 0.0% (g)
Aramark	46		1,610

Home Builders — 0.1%
D.R. Horton, Inc.	42		4,515
Lennar Corp., Class A	33		3,729
NVR, Inc. (a)	—	(h)	2,242
PulteGroup, Inc.	25		1,842

			12,328

Home Furnishings — 0.0% (g)
Whirlpool Corp.	6		862

Leisure Time — 0.0% (g)
Carnival Corp. (a)	179		2,456
Royal Caribbean Cruises Ltd. (a)	41		3,763

			6,219

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	47		7,038
Hyatt Hotels Corp., Class A	14		1,532
Las Vegas Sands Corp.	47		2,159
Marriott International, Inc., Class A	47		9,269
MGM Resorts International	64		2,355
Wynn Resorts Ltd.	10		891

			23,244

Retail — 1.5%
AutoZone, Inc. (a)	3		6,624
Bath & Body Works, Inc.	34		1,138
Best Buy Co., Inc.	42		2,884
Burlington Stores, Inc. (a)	10		1,406
CarMax, Inc. (a)	29		2,032
Chipotle Mexican Grill, Inc., Class A (a)	5		8,251
Costco Wholesale Corp.	74		41,836
Darden Restaurants, Inc.	28		3,939
Dick’s Sporting Goods, Inc.	12		1,329
Dollar General Corp.	37		3,913
Dollar Tree, Inc. (a)	37		3,902
Domino’s Pizza, Inc.	5		1,829
Genuine Parts Co.	22		3,158
Home Depot, Inc. (The)	163		49,374
Lowe’s Cos., Inc.	93		19,351
Lululemon Athletica, Inc., (Canada) (a)	19		7,209
McDonald’s Corp.	121		31,824
O’Reilly Automotive, Inc. (a)	9		8,162
Ross Stores, Inc.	52		5,885
Starbucks Corp.	190		17,329
Target Corp.	77		8,515

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
TJX Cos., Inc. (The)	179	15,889
Tractor Supply Co.	15	3,026
Ulta Beauty, Inc. (a)	8	3,141
Walgreens Boots Alliance, Inc.	123	2,741
Walmart, Inc.	252	40,287
Yum! Brands, Inc.	39	4,830

		299,804

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	21	1,359

Total Consumer Cyclical		566,854

Consumer Non-cyclical — 22.1%
Agriculture — 0.2%
Altria Group, Inc.	281	11,795
Archer-Daniels-Midland Co.	102	7,706
Bunge Ltd.	33	3,544
Darling Ingredients, Inc. (a)	26	1,377
Philip Morris International, Inc.	249	23,039

		47,461

Beverages — 1.3%
Brown-Forman Corp., Class B	117	6,740
Coca-Cola Co. (The)	1,736	97,208
Constellation Brands, Inc., Class A	69	17,317
Keurig Dr Pepper, Inc.	375	11,848
Molson Coors Beverage Co., Class B	82	5,246
Monster Beverage Corp. (a)	326	17,246
PepsiCo., Inc.	587	99,400

		255,005

Biotechnology — 0.6%
Alnylam Pharmaceuticals, Inc. (a)	19	3,376
Amgen, Inc.	88	23,774
Biogen, Inc. (a)	25	6,458
BioMarin Pharmaceutical, Inc. (a)	29	2,596
Bio-Rad Laboratories, Inc., Class A (a)	12	4,347
Corteva, Inc.	112	5,753
Gilead Sciences, Inc.	206	15,457
Horizon Therapeutics Plc (a)	33	3,864
Illumina, Inc. (a)	92	12,694
Incyte Corp. (a)	29	1,656
Moderna, Inc. (a)	54	5,557
Regeneron Pharmaceuticals, Inc. (a)	18	14,745
Royalty Pharma plc, Class A	28	774
Seagen, Inc. (a)	24	4,991
United Therapeutics Corp. (a)	9	1,941
Vertex Pharmaceuticals, Inc. (a)	43	14,898

		122,881

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — 1.3%
Automatic Data Processing, Inc.	71	17,041
Block, Inc., Class A (a)	317	14,031
Booz Allen Hamilton Holding Corp., Class A	24	2,666
Cintas Corp.	17	8,315
Clarivate plc, (United Kingdom) (a)	24	160
CoStar Group, Inc. (a)	61	4,664
Equifax, Inc.	23	4,126
FleetCor Technologies, Inc. (a)	40	10,215
Gartner, Inc. (a)	12	4,160
Global Payments, Inc.	152	17,563
MarketAxess Holdings, Inc.	20	4,302
Moody’s Corp.	102	32,237
Paylocity Holding Corp. (a)	7	1,328
PayPal Holdings, Inc. (a)	626	36,588
Quanta Services, Inc.	26	4,776
Robert Half, Inc.	22	1,634
Rollins, Inc.	53	1,992
S&P Global, Inc.	211	77,176
Toast, Inc., Class A (a)	160	2,989
TransUnion	33	2,359
U-Haul Holding Co., Class B	23	1,230
United Rentals, Inc.	13	5,612
Verisk Analytics, Inc., Class A	25	5,841

		261,005

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	116	8,277
Estee Lauder Cos., Inc. (The), Class A	38	5,553
Kenvue, Inc.	251	5,034
Procter & Gamble Co. (The)	397	57,866

		76,730

Food — 0.3%
Albertsons Cos., Inc., Class A	50	1,127
Campbell Soup Co.	32	1,298
Conagra Brands, Inc.	92	2,535
General Mills, Inc.	106	6,778
Hershey Co. (The)	23	4,699
Hormel Foods Corp.	52	1,979
J M Smucker Co. (The)	22	2,653
Kellogg Co.	49	2,929
Kraft Heinz Co. (The)	172	5,773
Kroger Co. (The)	124	5,558
Lamb Weston Holdings, Inc.	18	1,701
McCormick & Co., Inc.	42	3,214
Mondelez International, Inc., Class A	242	16,827
Sysco Corp.	75	4,949
Tyson Foods, Inc., Class A	53	2,673

		64,693

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — 3.7%
Abbott Laboratories	291	28,230
Align Technology, Inc. (a)	12	3,716
Avantor, Inc. (a)	382	8,044
Baxter International, Inc.	73	2,756
Bio-Techne Corp.	93	6,346
Boston Scientific Corp. (a)	224	11,833
Cooper Cos., Inc. (The)	8	2,594
Danaher Corp.	1,072	266,001
DENTSPLY SIRONA, Inc.	22	758
Edwards Lifesciences Corp. (a)	98	6,767
Exact Sciences Corp. (a)	31	2,134
GE HealthCare Technologies, Inc.	73	4,960
Hologic, Inc. (a)	37	2,549
IDEXX Laboratories, Inc. (a)	13	5,720
Insulet Corp. (a)	11	1,735
Intuitive Surgical, Inc. (a)	58	16,915
Medtronic plc, (Ireland)	222	17,400
Repligen Corp. (a)	30	4,806
ResMed, Inc.	24	3,565
Revvity, Inc.	74	8,169
STERIS plc	15	3,302
Stryker Corp.	56	15,224
Teleflex, Inc.	7	1,340
Thermo Fisher Scientific, Inc.	554	280,298
Waters Corp. (a)	31	8,552
West Pharmaceutical Services, Inc.	43	16,154
Zimmer Biomet Holdings, Inc.	34	3,842

		733,710

Healthcare - Services — 5.3%
Catalent, Inc. (a)	202	9,217
Centene Corp. (a)	86	5,927
Charles River Laboratories International, Inc. (a)	30	5,902
DaVita, Inc. (a)	8	740
Elevance Health, Inc.	41	17,914
HCA Healthcare, Inc.	34	8,451
Humana, Inc.	21	10,191
IQVIA Holdings, Inc. (a)	109	21,395
Laboratory Corp. of America Holdings	15	2,957
Molina Healthcare, Inc. (a)	8	2,619
Quest Diagnostics, Inc.	16	1,968
UnitedHealth Group, Inc.	1,895	955,437
Universal Health Services, Inc., Class B	10	1,286

		1,044,004

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Household Products/Wares — 0.1%
Avery Dennison Corp.	14	2,495
Church & Dwight Co., Inc.	36	3,303
Clorox Co. (The)	19	2,490
Kimberly-Clark Corp.	51	6,108

		14,396

Pharmaceuticals — 8.9%
AbbVie, Inc.	290	43,282
Becton Dickinson & Co.	48	12,462
Bristol-Myers Squibb Co.	2,358	136,868
Cardinal Health, Inc.	45	3,910
Cencora, Inc.	34	6,063
Cigna Group (The)	51	14,461
CVS Health Corp.	216	15,102
Dexcom, Inc. (a)	63	5,914
Eli Lilly & Co.	901	484,133
Henry Schein, Inc. (a)	21	1,545
Jazz Pharmaceuticals plc (a)	3	414
Johnson & Johnson	2,724	424,263
McKesson Corp.	23	9,997
Merck & Co., Inc.	2,866	295,072
Neurocrine Biosciences, Inc. (a)	11	1,207
Organon & Co.	245	4,253
Pfizer, Inc.	6,396	212,149
Viatris, Inc.	1,360	13,409
Zoetis, Inc., Class A	518	90,077

		1,774,581

Total Consumer Non-cyclical		4,394,466

Energy — 3.2%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	63	7,616
First Solar, Inc. (a)	48	7,801
SolarEdge Technologies, Inc., (Israel) (a)	26	3,385

		18,802

Oil & Gas — 1.2%
APA Corp.	45	1,853
Chesapeake Energy Corp.	17	1,481
Chevron Corp.	302	50,887
ConocoPhillips	205	24,510
Coterra Energy, Inc.	129	3,482
Devon Energy Corp.	112	5,366
Diamondback Energy, Inc.	30	4,592
EOG Resources, Inc.	98	12,426
EQT Corp.	60	2,450
Exxon Mobil Corp.	671	78,839
Hess Corp.	42	6,385
HF Sinclair Corp.	47	2,685

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Marathon Oil Corp.	116	3,102
Marathon Petroleum Corp.	74	11,229
Occidental Petroleum Corp.	112	7,235
Ovintiv, Inc.	42	1,979
Phillips 66	78	9,328
Pioneer Natural Resources Co.	40	9,185
Texas Pacific Land Corp.	1	1,231
Valero Energy Corp.	62	8,724

		246,969

Oil & Gas Services — 1.8%
Baker Hughes Co., Class A	164	5,790
Halliburton Co.	144	5,837
Schlumberger NV	5,834	340,117

		351,744

Pipelines — 0.1%
Cheniere Energy, Inc.	35	5,738
Kinder Morgan, Inc.	275	4,565
ONEOK, Inc.	96	6,082
Targa Resources Corp.	24	2,047
Williams Cos., Inc. (The)	175	5,881

		24,313

Total Energy		641,828

Financial — 18.2%
Banks — 6.7%
Bank of America Corp.	19,195	525,564
Bank of New York Mellon Corp. (The)	620	26,432
Citigroup, Inc.	1,267	52,095
Citizens Financial Group, Inc.	540	14,477
Fifth Third Bancorp	654	16,565
First Citizens BancShares, Inc., Class A	11	14,738
First Horizon Corp.	592	6,523
Goldman Sachs Group, Inc. (The)	219	70,850
Huntington Bancshares, Inc.	1,525	15,863
KeyCorp.	1,119	12,041
M&T Bank Corp.	152	19,238
Morgan Stanley	3,701	302,260
Northern Trust Corp.	134	9,310
PNC Financial Services Group, Inc. (The)	294	36,105
Regions Financial Corp.	955	16,429
State Street Corp.	248	16,609
Truist Financial Corp.	1,010	28,895
US Bancorp	1,114	36,813
Webster Financial Corp.	274	11,032
Wells Fargo & Co.	2,353	96,153

		1,327,992

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — 4.4%
Ally Financial, Inc.	174	4,651
American Express Co.	421	62,785
Ameriprise Financial, Inc.	73	24,096
Apollo Global Management, Inc.	255	22,928
BlackRock, Inc., Class A	65	42,163
Capital One Financial Corp.	291	28,282
Cboe Global Markets, Inc.	72	11,224
Charles Schwab Corp. (The)	919	50,447
CME Group, Inc., Class A	244	48,883
Coinbase Global, Inc., Class A (a)	94	7,022
Discover Financial Services	222	19,200
Franklin Resources, Inc.	224	5,504
Intercontinental Exchange, Inc.	402	44,222
Invesco Ltd.	220	3,198
LPL Financial Holdings, Inc.	50	11,904
Mastercard, Inc., Class A	506	200,332
Nasdaq, Inc.	204	9,924
Raymond James Financial, Inc.	181	18,173
SEI Investments Co.	79	4,774
Synchrony Financial	433	13,224
T Rowe Price Group, Inc.	142	14,855
Tradeweb Markets, Inc., Class A	69	5,532
Visa, Inc., Class A	995	228,824

		882,147

Insurance — 5.2%
Aflac, Inc.	434	33,340
Allstate Corp. (The)	158	17,609
American Financial Group, Inc.	49	5,525
American International Group, Inc.	534	32,375
Aon plc, Class A	120	39,027
Arch Capital Group Ltd., (Bermuda) (a)	300	23,921
Arthur J Gallagher & Co.	142	32,333
Assurant, Inc.	38	5,474
Berkshire Hathaway, Inc., Class B (a)	792	277,576
Brown & Brown, Inc.	133	9,291
Chubb Ltd., (Switzerland)	267	55,496
Cincinnati Financial Corp.	92	9,392
Equitable Holdings, Inc.	214	6,070
Erie Indemnity Co., Class A	15	4,294
Everest Group Ltd., (Bermuda)	31	11,695
Fidelity National Financial, Inc.	150	6,178
Globe Life, Inc.	109	11,808
Hartford Financial Services Group, Inc. (The)	274	19,440
Loews Corp.	140	8,839
Markel Group, Inc. (a)	8	12,098
Marsh & McLennan Cos., Inc.	300	57,036
MetLife, Inc.	496	31,214
Principal Financial Group, Inc.	224	16,128

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	1,564	217,914
Prudential Financial, Inc.	289	27,467
Travelers Cos., Inc. (The)	142	23,205
Willis Towers Watson plc, (United Kingdom)	61	12,842
WR Berkley Corp.	129	8,213

		1,015,800

Private Equity — 0.4%
Ares Management Corp., Class A	106	10,854
Blackstone, Inc.	431	46,213
Carlyle Group, Inc. (The)	147	4,419
KKR & Co., Inc.	355	21,846

		83,332

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	58	4,270

REITS — 1.5%
Alexandria Real Estate Equities, Inc.	27	2,664
American Homes 4 Rent, Class A	35	1,165
American Tower Corp.	1,014	166,827
Annaly Capital Management, Inc.	252	4,733
AvalonBay Communities, Inc.	24	4,049
Boston Properties, Inc.	27	1,604
Camden Property Trust	12	1,175
Crown Castle, Inc.	71	6,533
Digital Realty Trust, Inc.	48	5,757
Equinix, Inc.	15	11,055
Equity LifeStyle Properties, Inc.	14	920
Equity Residential	63	3,689
Essex Property Trust, Inc.	10	2,129
Extra Space Storage, Inc.	34	4,078
Gaming and Leisure Properties, Inc.	39	1,757
Healthcare Realty Trust, Inc., Class A	41	624
Healthpeak Properties, Inc.	87	1,598
Host Hotels & Resorts, Inc.	119	1,920
Invitation Homes, Inc.	87	2,759
Iron Mountain, Inc.	39	2,301
Kimco Realty Corp.	100	1,751
Mid-America Apartment Communities, Inc.	18	2,285
Prologis, Inc.	155	17,444
Public Storage	25	6,706
Realty Income Corp.	112	5,605
Regency Centers Corp.	22	1,317
SBA Communications Corp., Class A	16	3,222
Simon Property Group, Inc.	56	6,030
Sun Communities, Inc.	13	1,590
UDR, Inc.	31	1,110
Ventas, Inc.	67	2,808

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
VICI Properties, Inc., Class A	153	4,449
Welltower, Inc.	84	6,874
Weyerhaeuser Co.	128	3,921
WP Carey, Inc.	34	1,814

		294,263

Total Financial		3,607,804

Industrial — 7.9%
Aerospace/Defense — 0.5%
Boeing Co. (The) (a)	96	18,337
General Dynamics Corp.	40	8,870
HEICO Corp.	4	613
HEICO Corp., Class A	9	1,186
Howmet Aerospace, Inc.	63	2,901
L3Harris Technologies, Inc.	32	5,535
Lockheed Martin Corp.	38	15,686
Northrop Grumman Corp.	23	10,343
RTX Corp.	248	17,814
TransDigm Group, Inc. (a)	8	7,068

		88,353

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	25	3,060
Carrier Global Corp.	141	7,806
Fortune Brands Innovations, Inc.	27	1,679
Johnson Controls International plc	119	6,317
Lennox International, Inc.	4	1,599
Martin Marietta Materials, Inc.	12	4,918
Masco Corp.	36	1,950
Mohawk Industries, Inc. (a)	9	749
Owens Corning	18	2,424
Trane Technologies plc, (Ireland)	38	7,746
Vulcan Materials Co.	25	5,134

		43,382

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	43	6,325
Emerson Electric Co.	97	9,412
Generac Holdings, Inc. (a)	10	1,072

		16,809

Electronics — 0.7%
Agilent Technologies, Inc.	176	19,692
Allegion plc, (Ireland)	7	774
Amphenol Corp., Class A	306	25,708
Arrow Electronics, Inc. (a)	35	4,407
Fortive Corp.	62	4,608
Garmin Ltd., (Switzerland)	23	2,434
Honeywell International, Inc.	110	20,309
Hubbell, Inc., Class B	9	2,918
Jabil, Inc.	76	9,600

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — continued
Keysight Technologies, Inc. (a)	96	12,668
Mettler-Toledo International, Inc. (a)	12	13,526
Sensata Technologies Holding plc	16	604
TE Connectivity Ltd.	166	20,537
Trimble, Inc. (a)	120	6,436

		144,221

Engineering & Construction — 0.0% (g)
AECOM	25	2,062
Jacobs Solutions, Inc.	22	3,041

		5,103

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	24	1,536
Republic Services, Inc., Class A	41	5,897
Waste Connections, Inc., (Canada)	42	5,694
Waste Management, Inc.	70	10,725

		23,852

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	10	2,428
Stanley Black & Decker, Inc.	30	2,483

		4,911

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	87	23,752

Machinery - Diversified — 0.3%
Cognex Corp.	86	3,663
Deere & Co.	47	17,791
Dover Corp.	21	2,922
Graco, Inc.	20	1,492
IDEX Corp.	9	1,932
Ingersoll Rand, Inc.	67	4,281
Nordson Corp.	5	1,104
Otis Worldwide Corp.	57	4,609
Rockwell Automation, Inc.	20	5,742
Toro Co. (The)	18	1,472
Westinghouse Air Brake Technologies Corp.	31	3,334
Xylem, Inc.	39	3,552

		51,894

Miscellaneous Manufacturers — 0.4%
3M Co.	94	8,783
AO Smith Corp.	18	1,183
Axon Enterprise, Inc. (a)	11	2,170
Carlisle Cos., Inc.	8	2,132
Eaton Corp. plc	71	15,086
General Electric Co.	188	20,770
Illinois Tool Works, Inc.	47	10,798
Parker-Hannifin Corp.	22	8,568
Teledyne Technologies, Inc. (a)	23	9,557
Textron, Inc.	32	2,487

		81,534

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	294	2,693
Ball Corp.	55	2,756
Crown Holdings, Inc.	19	1,705
Packaging Corp. of America	20	3,047
Sealed Air Corp.	22	729
Westrock Co.	50	1,792

		12,722

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	6	1,260

Transportation — 5.4%
CH Robinson Worldwide, Inc.	405	34,914
CSX Corp.	5,836	179,460
Expeditors International of Washington, Inc.	512	58,691
FedEx Corp.	801	212,250
JB Hunt Transport Services, Inc.	17	3,187
Knight-Swift Transportation Holdings, Inc., Class A	38	1,909
Norfolk Southern Corp.	42	8,332
Old Dominion Freight Line, Inc.	17	6,807
Union Pacific Corp.	104	21,204
United Parcel Service, Inc., Class B	3,550	553,321

		1,080,075

Total Industrial		1,577,868

Technology — 27.1%
Computers — 8.2%
Accenture plc, (Ireland), Class A	106	32,637
Apple, Inc.	8,399	1,438,040
Cognizant Technology Solutions Corp., Class A	97	6,567
Crowdstrike Holdings, Inc., Class A (a)	126	21,054
Dell Technologies, Inc., Class C	139	9,548
EPAM Systems, Inc. (a)	9	2,337
Fortinet, Inc. (a)	404	23,731
Hewlett Packard Enterprise Co.	733	12,728
HP, Inc.	496	12,755
International Business Machines Corp.	157	21,964
Leidos Holdings, Inc.	24	2,238
NetApp, Inc.	111	8,426
Seagate Technology Holdings plc	99	6,552
Super Micro Computer, Inc. (a)	25	6,985
Western Digital Corp. (a)	171	7,805
Zscaler, Inc. (a)	48	7,531

		1,620,898

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	26	6,136

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 6.4%
Advanced Micro Devices, Inc. (a)	756	77,759
Analog Devices, Inc.	236	41,347
Applied Materials, Inc.	393	54,471
Broadcom, Inc.	194	160,747
Entegris, Inc.	68	6,349
Intel Corp.	1,957	69,571
KLA Corp.	64	29,252
Lam Research Corp.	63	39,523
Lattice Semiconductor Corp. (a)	61	5,207
Marvell Technology, Inc.	404	21,883
Microchip Technology, Inc.	255	19,940
Micron Technology, Inc.	516	35,092
Monolithic Power Systems, Inc.	21	9,646
NVIDIA Corp.	1,156	502,945
NXP Semiconductors NV, (Netherlands)	122	24,389
ON Semiconductor Corp. (a)	203	18,863
Qorvo, Inc. (a)	45	4,264
QUALCOMM, Inc.	521	57,892
Skyworks Solutions, Inc.	73	7,210
Teradyne, Inc.	65	6,492
Texas Instruments, Inc.	423	67,184
Wolfspeed, Inc. (a)	57	2,172

		1,262,198

Software — 12.5%
Activision Blizzard, Inc.	133	12,427
Adobe, Inc. (a)	256	130,752
Akamai Technologies, Inc. (a)	26	2,788
ANSYS, Inc. (a)	49	14,512
Aspen Technology, Inc. (a)	16	3,271
Atlassian Corp., (Australia), Class A (a)	86	17,237
Autodesk, Inc. (a)	119	24,633
Bentley Systems, Inc., Class B	109	5,445
BILL Holdings, Inc. (a)	52	5,680
Broadridge Financial Solutions, Inc.	23	4,053
Cadence Design Systems, Inc. (a)	153	35,879
Ceridian HCM Holding, Inc. (a)	23	1,577
Cloudflare, Inc., Class A (a)	45	2,852
Confluent, Inc., Class A (a)	91	2,706
Datadog, Inc., Class A (a)	141	12,836
DocuSign, Inc., Class A (a)	113	4,749
Dropbox, Inc., Class A (a)	138	3,761
Dynatrace, Inc. (a)	138	6,459
Electronic Arts, Inc.	43	5,230
Fair Isaac Corp. (a)	14	12,058
Fidelity National Information Services, Inc.	342	18,901

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Fiserv, Inc. (a)	390	44,016
HubSpot, Inc. (a)	27	13,419
Intuit, Inc.	158	80,562
Jack Henry & Associates, Inc.	40	5,995
Manhattan Associates, Inc. (a)	31	6,148
Microsoft Corp.	4,740	1,496,771
MongoDB, Inc., Class A (a)	12	4,096
MSCI, Inc., Class A	47	24,338
Oracle Corp.	919	97,340
Palantir Technologies, Inc., Class A (a)	1,024	16,392
Paychex, Inc.	60	6,932
Paycom Software, Inc.	9	2,211
PTC, Inc. (a)	64	9,056
ROBLOX Corp., Class A (a)	69	2,005
Roper Technologies, Inc.	60	29,273
Salesforce, Inc. (a)	549	111,407
ServiceNow, Inc. (a)	115	64,145
Snowflake, Inc., Class A (a)	43	6,535
Splunk, Inc. (a)	85	12,504
SS&C Technologies Holdings, Inc.	46	2,435
Synopsys, Inc. (a)	86	39,302
Take-Two Interactive Software, Inc. (a)	29	4,141
Twilio, Inc., Class A (a)	27	1,596
Tyler Technologies, Inc. (a)	24	9,104
UiPath, Inc., Class A (a)	193	3,302
Unity Software, Inc. (a)	127	3,992
Veeva Systems, Inc., Class A (a)	22	4,531
VMware, Inc., Class A (a)	143	23,752
Workday, Inc., Class A (a)	117	25,110
Zoom Video Communications, Inc., Class A (a)	130	9,101
ZoomInfo Technologies, Inc., Class A (a)	146	2,401

		2,489,718

Total Technology		5,378,950

Utilities — 0.7%
Electric — 0.7%
AES Corp. (The)	91	1,378
Alliant Energy Corp.	22	1,090
Ameren Corp.	37	2,771
American Electric Power Co., Inc.	97	7,320
CenterPoint Energy, Inc.	86	2,312
CMS Energy Corp.	31	1,637
Consolidated Edison, Inc.	63	5,358
Constellation Energy Corp.	56	6,138
Dominion Energy, Inc.	137	6,101
DTE Energy Co.	36	3,538
Duke Energy Corp.	139	12,279
Edison International	68	4,313

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Entergy Corp.	37	3,388
Evergy, Inc.	39	1,967
Eversource Energy	61	3,537
Exelon Corp.	177	6,695
FirstEnergy Corp.	85	2,901
NextEra Energy, Inc.	332	19,041
NRG Energy, Inc.	39	1,501
PG&E Corp. (a)	342	5,523
PPL Corp.	85	1,997
Public Service Enterprise Group, Inc.	83	4,705
Sempra	104	7,086
Southern Co. (The)	194	12,546
Vistra Corp.	49	1,641
WEC Energy Group, Inc.	51	4,113
Xcel Energy, Inc.	95	5,450

		136,326

Gas — 0.0% (g)
Atmos Energy Corp.	23	2,432
NiSource, Inc.	33	803

		3,235

Water — 0.0% (g)
American Water Works Co., Inc.	28	3,503
Essential Utilities, Inc.	19	669

		4,172

Total Utilities		143,733

Total Common Stocks
(Cost $16,462,797)		19,682,173

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 4.68%, 10/02/2023	13,825	13,825
Citibank NA, 4.68%, 10/02/2023	121,569	121,569
Skandinaviska Enskilda Banken AB, 4.68%, 10/02/2023	10,506	10,506
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 10/02/2023	22,099	22,099

Total Short-Term Investments (Cost $167,999)		167,999

Total Investments — 99.9% (Cost - $16,630,796) *		19,850,172
Other Assets in Excess of Liabilities — 0.1%		23,643

NET ASSETS — 100.0%		$19,873,815

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Consumer Staples Select Sector Index	20	12/2023	USD	1,447	(49)
E-mini Financial Select Sector Index	180	12/2023	USD	19,175	(614)
E-mini Health Care Select Sector Index	70	12/2023	USD	9,444	(259)
E-mini Russell 2000 Index	4	12/2023	USD	375	(15)
Micro E-mini NASDAQ 100 Index	359	12/2023	USD	11,117	(443)
NASDAQ 100 E-mini Index	58	12/2023	USD	17,690	(445)
S&P 500 E-mini Index	481	12/2023	USD	108,372	(4,343)

Total unrealized appreciation (depreciation)					(6,168)

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2023

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	14.8%
Software	12.5%
Pharmaceuticals	8.9%
Computers	8.2%
Banks	6.7%
Semiconductors	6.4%
Transportation	5.4%
Healthcare - Services	5.3%
Insurance	5.1%
Diversified Financial Services	4.4%
Healthcare - Products	3.7%
Oil & Gas Services	1.8%
Retail	1.5%
REITS	1.5%
Commercial Services	1.3%
Beverages	1.3%
Oil & Gas	1.2%
Telecommunications	1.2%
Others (Each less than 1.0%)	8.0%
Short-Term Investments	0.8%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 98.1%
Austria — 0.2%
Erste Group Bank AG	408		14,101
OMV AG	160		7,635
Verbund AG	62		5,016
voestalpine AG	51		1,381

			28,133

Belgium — 1.7%
Ageas SA	188		7,748
Anheuser-Busch InBev SA	2,688		148,989
D’ieteren Group	10		1,616
Elia Group SA	27		2,669
Groupe Bruxelles Lambert NV	116		8,647
KBC Group NV	297		18,496
Lotus Bakeries NV	—	(h)	1,407
Sofina SA	18		3,687
Solvay SA	32		3,576
UCB SA	123		10,049
Umicore SA	91		2,147
Warehouses De Pauw CVA	79		1,941

			210,972

Chile — 0.0% (g)
Antofagasta plc	262		4,545

China — 0.0% (g)
Silergy Corp.	147		1,393

Denmark — 3.8%
AP Moller - Maersk A/S, Class A	3		4,798
AP Moller - Maersk A/S, Class B	5		8,746
Carlsberg A/S, Class B	305		38,504
Chr Hansen Holding A/S	47		2,865
Coloplast A/S, Class B	62		6,569
Danske Bank A/S	810		18,793
Demant A/S (a)	45		1,846
DSV A/S	179		33,433
Genmab A/S (a)	29		10,394
Novo Nordisk A/S, Class B	3,140		285,914
Novozymes A/S, Class B	91		3,650
Orsted AS (e)	174		9,442

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Pandora A/S	160	16,527
ROCKWOOL A/S, Class B	9	2,164
Tryg A/S	417	7,628
Vestas Wind Systems A/S (a)	977	20,904

		472,177

Finland — 1.1%
Elisa OYJ	63	2,939
Fortum OYJ	406	4,708
Kesko OYJ, Class B	120	2,155
Kone OYJ, Class B	326	13,750
Metso Outotec OYJ	630	6,604
Neste OYJ	192	6,511
Nokia OYJ	2,391	8,992
Nordea Bank Abp	3,816	41,838
Orion OYJ, Class B	104	4,069
Sampo OYJ, Class A	546	23,602
Stora Enso OYJ, Class R	254	3,181
UPM-Kymmene OYJ	240	8,202
Wartsila OYJ Abp	453	5,131

		131,682

France — 15.2%
Accor SA	81	2,723
Aeroports de Paris SA	28	3,348
Air Liquide SA	233	39,171
Airbus SE	571	76,466
Alstom SA	278	6,604
Amundi SA (e)	72	4,065
Arkema SA	26	2,576
AXA SA	2,168	64,309
BioMerieux	18	1,770
BNP Paribas SA	1,240	78,832
Bollore SE	353	1,894
Bouygues SA	189	6,594
Bureau Veritas SA	285	7,057
Capgemini SE	73	12,766
Carrefour SA	258	4,434
Cie de Saint-Gobain SA	447	26,767
Cie Generale des Etablissements Michelin SCA	303	9,280
Covivio SA	24	1,048
Credit Agricole SA	1,424	17,510
Danone SA	285	15,734
Dassault Aviation SA	21	3,862
Dassault Systemes SE	297	11,033
Edenred SE	294	18,374
Eiffage SA	71	6,721
Engie SA	1,666	25,548
EssilorLuxottica SA	131	22,829

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Eurazeo SE	52	3,104
Gecina SA	21	2,125
Getlink SE	343	5,461
Hermes International SCA	60	109,083
Ipsen SA	36	4,690
Kering SA	141	63,877
Klepierre SA	96	2,353
La Francaise des Jeux SAEM (e)	49	1,584
Legrand SA	259	23,762
L’Oreal SA	107	44,397
LVMH Moet Hennessy Louis Vuitton SE	522	393,794
Orange SA	831	9,535
Pernod Ricard SA	632	105,304
Publicis Groupe SA	100	7,575
Remy Cointreau SA	71	8,633
Renault SA	84	3,437
Safran SA	330	51,723
Sanofi	1,093	117,367
Sartorius Stedim Biotech	12	2,862
Schneider Electric SE	525	86,502
SEB SA	12	1,077
Societe Generale SA	861	20,833
Sodexo SA	39	3,987
STMicroelectronics NV	1,895	81,729
Teleperformance SE	57	7,106
Thales SA	102	14,360
TotalEnergies SE	2,439	160,379
Unibail-Rodamco-Westfield (a)	52	2,535
Valeo SE	89	1,532
Veolia Environnement SA	620	17,934
Vinci SA	512	56,692
Vivendi SE	314	2,747
Wendel SE	31	2,432
Worldline SA (a) (e)	281	7,898

		1,899,724

Germany — 12.5%
adidas AG	306	53,693
Allianz SE (Registered)	477	113,453
BASF SE	399	18,079
Bayer AG (Registered)	947	45,495
Bayerische Motoren Werke AG	138	14,044
Bechtle AG	36	1,678
Beiersdorf AG	46	5,913
Brenntag SE	142	11,000
Carl Zeiss Meditec AG	18	1,556
Commerzbank AG	1,252	14,209
Continental AG	48	3,371

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Covestro AG (a) (e)	85	4,557
Daimler Truck Holding AG	478	16,554
Delivery Hero SE (a) (e)	76	2,168
Deutsche Bank AG (Registered)	2,293	25,206
Deutsche Boerse AG	224	38,747
Deutsche Lufthansa AG (Registered) (a)	574	4,545
Deutsche Post AG	958	38,889
Deutsche Telekom AG (Registered)	1,442	30,250
E.ON SE	2,048	24,218
Evonik Industries AG	92	1,679
Fresenius Medical Care AG & Co. KGaA	91	3,891
Fresenius SE & Co. KGaA	186	5,768
GEA Group AG	152	5,607
Hannover Rueck SE	71	15,574
Heidelberg Materials AG	64	4,932
HelloFresh SE (a)	72	2,132
Henkel AG & Co. KGaA	45	2,825
Infineon Technologies AG	3,619	119,874
Knorr-Bremse AG	70	4,436
LEG Immobilien SE (a)	32	2,228
Mercedes-Benz Group AG	356	24,794
Merck KGaA	125	20,806
MTU Aero Engines AG	52	9,347
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	161	62,737
Nemetschek SE	257	15,617
Puma SE	199	12,317
Rational AG	5	3,127
Rheinmetall AG	42	10,761
RWE AG	577	21,409
SAP SE	4,647	601,503
Scout24 SE (e)	33	2,294
Siemens AG (Registered)	733	104,788
Siemens Energy AG (a)	497	6,473
Siemens Healthineers AG (e)	128	6,474
Symrise AG, Class A	60	5,754
Talanx AG	74	4,705
Telefonica Deutschland Holding AG	422	754
Volkswagen AG	14	1,801
Vonovia SE	325	7,783
Wacker Chemie AG	8	1,196
Zalando SE (a) (e)	98	2,179

		1,563,190

Hong Kong — 0.3%
Prudential plc	3,846	41,343

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Ireland — 1.1%
AerCap Holdings NV (a)	169	10,572
AIB Group plc	1,670	7,485
Bank of Ireland Group plc	1,247	12,187
CRH plc	479	26,405
DCC plc	117	6,552
Experian plc	1,086	35,514
Flutter Entertainment plc (a)	78	12,740
Kerry Group plc, Class A	71	5,933
Kingspan Group plc	148	11,044
Smurfit Kappa Group plc	112	3,723

		132,155

Italy — 2.7%
Amplifon SpA	55	1,615
Assicurazioni Generali SpA	1,187	24,226
Davide Campari-Milano NV	1,610	18,957
DiaSorin SpA	12	1,063
Enel SpA	7,404	45,408
Eni SpA	2,572	41,320
Ferrari NV	56	16,488
FinecoBank Banca Fineco SpA	718	8,665
Infrastrutture Wireless Italiane SpA (e)	144	1,711
Intesa Sanpaolo SpA	18,373	47,057
Mediobanca Banca di Credito Finanziario SpA	651	8,585
Moncler SpA	390	22,599
Nexi SpA (a) (e)	684	4,169
Poste Italiane SpA (e)	614	6,450
Prysmian SpA	252	10,102
Recordati Industria Chimica e Farmaceutica SpA	100	4,689
Snam SpA	1,887	8,854
Telecom Italia SpA (a)	4,214	1,314
Terna - Rete Elettrica Nazionale	1,310	9,856
UniCredit SpA	2,175	51,826

		334,954

Japan — 5.1%
Advantest Corp.	143	3,983
Aeon Co. Ltd.	121	2,399
AGC, Inc.	38	1,328
Aisin Corp.	27	1,035
Ajinomoto Co., Inc.	84	3,247
ANA Holdings, Inc. (a)	30	622
Asahi Group Holdings Ltd.	90	3,377
Asahi Intecc Co. Ltd.	40	722
Asahi Kasei Corp.	236	1,486
Astellas Pharma, Inc.	339	4,692
Azbil Corp.	21	654
Bandai Namco Holdings, Inc.	112	2,286
BayCurrent Consulting, Inc.	25	816
Bridgestone Corp.	107	4,154

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Brother Industries Ltd.	43		694
Canon, Inc.	186		4,490
Capcom Co. Ltd.	32		1,155
Central Japan Railway Co.	134		3,259
Chiba Bank Ltd. (The)	98		714
Chubu Electric Power Co., Inc.	121		1,543
Chugai Pharmaceutical Co. Ltd.	125		3,867
Concordia Financial Group Ltd.	196		895
CyberAgent, Inc.	80		430
Dai Nippon Printing Co. Ltd.	41		1,056
Daifuku Co. Ltd.	56		1,063
Dai-ichi Life Holdings, Inc.	176		3,625
Daiichi Sankyo Co. Ltd.	346		9,464
Daikin Industries Ltd.	49		7,729
Daito Trust Construction Co. Ltd.	12		1,232
Daiwa House Industry Co. Ltd.	111		2,985
Daiwa House REIT Investment Corp.	—	(h)	722
Daiwa Securities Group, Inc.	252		1,453
Denso Corp.	323		5,186
Dentsu Group, Inc.	38		1,103
Disco Corp.	17		3,196
East Japan Railway Co.	57		3,239
Eisai Co. Ltd.	47		2,627
ENEOS Holdings, Inc.	534		2,103
FANUC Corp.	179		4,642
Fast Retailing Co. Ltd.	33		7,123
Fuji Electric Co. Ltd.	24		1,085
FUJIFILM Holdings Corp.	70		4,038
Fujitsu Ltd.	33		3,869
GLP J-Reit	1		781
GMO Payment Gateway, Inc.	8		426
Hakuhodo DY Holdings, Inc.	43		356
Hamamatsu Photonics KK	26		1,093
Hankyu Hanshin Holdings, Inc.	43		1,454
Hikari Tsushin, Inc.	4		579
Hirose Electric Co. Ltd.	6		659
Hitachi Construction Machinery Co. Ltd.	20		607
Hitachi Ltd.	175		10,871
Honda Motor Co. Ltd.	863		9,713
Hoshizaki Corp.	20		698
Hoya Corp.	67		6,831
Hulic Co. Ltd.	71		639
Ibiden Co. Ltd.	21		1,114
Idemitsu Kosan Co. Ltd.	39		885
Iida Group Holdings Co. Ltd.	31		514
Inpex Corp.	180		2,700
Isuzu Motors Ltd.	108		1,360

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
ITOCHU Corp.	222		8,014
Japan Airlines Co. Ltd.	27		521
Japan Exchange Group, Inc.	95		1,754
Japan Metropolitan Fund Invest	1		840
Japan Post Bank Co. Ltd.	277		2,409
Japan Post Holdings Co. Ltd.	420		3,363
Japan Post Insurance Co. Ltd.	37		622
Japan Real Estate Investment Corp.	—	(h)	947
Japan Tobacco, Inc.	224		5,145
JFE Holdings, Inc.	93		1,362
JSR Corp.	33		880
Kajima Corp.	78		1,276
Kansai Electric Power Co., Inc. (The)	132		1,833
KAO Corp.	87		3,228
Kawasaki Kisen Kaisha Ltd.	26		874
KDDI Corp.	279		8,540
Keio Corp.	19		660
Keisei Electric Railway Co. Ltd.	24		828
Keyence Corp.	36		13,462
Kikkoman Corp.	25		1,321
Kintetsu Group Holdings Co. Ltd.	34		953
Kirin Holdings Co. Ltd.	144		2,017
Kobayashi Pharmaceutical Co. Ltd.	10		424
Kobe Bussan Co. Ltd.	28		651
Koei Tecmo Holdings Co. Ltd.	22		310
Koito Manufacturing Co. Ltd.	39		587
Komatsu Ltd.	173		4,652
Konami Group Corp.	19		981
Kose Corp.	6		442
Kubota Corp.	189		2,785
Kurita Water Industries Ltd.	20		679
Kyocera Corp.	60		3,052
Kyowa Kirin Co. Ltd.	50		873
Lasertec Corp.	14		2,177
Lixil Corp.	53		621
M3, Inc.	83		1,504
Makita Corp.	42		1,026
Marubeni Corp.	270		4,206
MatsukiyoCocokara & Co.	64		1,145
Mazda Motor Corp.	106		1,199
McDonald’s Holdings Co. Japan Ltd.	16		611
MEIJI Holdings Co. Ltd.	44		1,091
MINEBEA MITSUMI, Inc.	68		1,100
MISUMI Group, Inc.	53		821
Mitsubishi Chemical Group Corp.	237		1,496
Mitsubishi Corp.	215		10,240
Mitsubishi Electric Corp.	360		4,449

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Mitsubishi Estate Co. Ltd.	211		2,747
Mitsubishi HC Capital, Inc.	151		1,005
Mitsubishi Heavy Industries Ltd.	60		3,347
Mitsubishi UFJ Financial Group, Inc.	2,134		18,085
Mitsui & Co. Ltd.	246		8,908
Mitsui Chemicals, Inc.	32		824
Mitsui Fudosan Co. Ltd.	167		3,680
Mitsui OSK Lines Ltd.	65		1,781
Mizuho Financial Group, Inc.	450		7,635
MonotaRO Co. Ltd.	47		496
MS&AD Insurance Group Holdings, Inc.	80		2,935
Murata Manufacturing Co. Ltd.	321		5,861
NEC Corp.	46		2,546
Nexon Co. Ltd.	64		1,140
NGK Insulators Ltd.	43		575
NIDEC CORP	78		3,597
Nintendo Co. Ltd.	194		8,074
Nippon Building Fund, Inc.	—	(h)	1,154
NIPPON EXPRESS HOLDINGS INC	13		694
Nippon Paint Holdings Co. Ltd.	176		1,181
Nippon Prologis REIT, Inc.	—	(h)	784
Nippon Sanso Holdings Corp.	32		760
Nippon Steel Corp.	160		3,744
Nippon Telegraph & Telephone Corp.	5,574		6,597
Nippon Yusen KK	90		2,339
Nissan Chemical Corp.	24		1,003
Nissan Motor Co. Ltd.	431		1,900
Nissin Foods Holdings Co. Ltd.	12		980
Nitori Holdings Co. Ltd.	15		1,672
Nitto Denko Corp.	27		1,744
Nomura Holdings, Inc.	562		2,249
Nomura Real Estate Holdings, Inc.	20		512
Nomura Real Estate Master Fund, Inc.	1		881
Nomura Research Institute Ltd.	72		1,864
NTT Data Group Corp.	119		1,587
Obayashi Corp.	120		1,059
Obic Co. Ltd.	13		1,985
Odakyu Electric Railway Co. Ltd.	59		874
Oji Holdings Corp.	160		672
Olympus Corp.	237		3,072
Omron Corp.	33		1,446
Ono Pharmaceutical Co. Ltd.	72		1,385
Open House Group Co. Ltd.	15		495
Oracle Corp. Japan	7		526
Oriental Land Co. Ltd.	204		6,696
ORIX Corp.	219		4,091
Osaka Gas Co. Ltd.	70		1,149

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Otsuka Corp.	21	901
Otsuka Holdings Co. Ltd.	73	2,578
Pan Pacific International Holdings Corp.	71	1,486
Panasonic Holdings Corp.	412	4,646
Persol Holdings Co. Ltd.	349	567
Rakuten Group, Inc.	277	1,139
Recruit Holdings Co. Ltd.	270	8,251
Renesas Electronics Corp. (a)	237	3,626
Resona Holdings, Inc.	397	2,194
Ricoh Co. Ltd.	102	877
Rohm Co. Ltd.	65	1,226
SBI Holdings, Inc.	46	960
SCSK Corp.	29	506
Secom Co. Ltd.	39	2,653
Seiko Epson Corp.	55	868
Sekisui Chemical Co. Ltd.	72	1,034
Sekisui House Ltd.	114	2,271
Seven & i Holdings Co. Ltd.	141	5,516
SG Holdings Co. Ltd.	59	758
Sharp Corp.	49	303
Shimadzu Corp.	45	1,188
Shimano, Inc.	14	1,927
Shimizu Corp.	107	744
Shin-Etsu Chemical Co. Ltd.	341	9,890
Shionogi & Co. Ltd.	49	2,168
Shiseido Co. Ltd.	75	2,628
Shizuoka Financial Group, Inc.	88	713
SMC Corp.	11	4,841
SoftBank Corp.	538	6,091
SoftBank Group Corp.	192	8,105
Sompo Holdings, Inc.	55	2,366
Sony Group Corp.	236	19,274
Square Enix Holdings Co. Ltd.	16	545
Subaru Corp.	115	2,242
SUMCO Corp.	65	846
Sumitomo Chemical Co. Ltd.	261	710
Sumitomo Corp.	195	3,900
Sumitomo Electric Industries Ltd.	134	1,619
Sumitomo Metal Mining Co. Ltd.	47	1,368
Sumitomo Mitsui Financial Group, Inc.	237	11,662
Sumitomo Mitsui Trust Holdings, Inc.	62	2,315
Sumitomo Realty & Development Co. Ltd.	53	1,376
Suntory Beverage & Food Ltd.	26	788
Suzuki Motor Corp.	69	2,783
Sysmex Corp.	31	1,487
T&D Holdings, Inc.	93	1,529
Taisei Corp.	32	1,116

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd.	296	9,172
TDK Corp.	73	2,699
Terumo Corp.	126	3,325
TIS, Inc.	41	899
Tobu Railway Co. Ltd.	36	923
Toho Co. Ltd.	21	710
Tokio Marine Holdings, Inc.	337	7,798
Tokyo Electric Power Co. Holdings, Inc. (a)	283	1,263
Tokyo Electron Ltd.	88	12,034
Tokyo Gas Co. Ltd.	73	1,648
Tokyu Corp.	93	1,077
Toppan, Inc.	47	1,124
Toray Industries, Inc.	257	1,339
Toshiba Corp. (a)	16	499
Tosoh Corp.	48	621
TOTO Ltd.	25	635
Toyota Industries Corp.	28	2,173
Toyota Motor Corp.	1,982	35,558
Toyota Tsusho Corp.	40	2,323
Trend Micro, Inc.	25	943
Unicharm Corp.	75	2,648
USS Co. Ltd.	38	631
Welcia Holdings Co. Ltd.	18	302
West Japan Railway Co.	41	1,709
Yakult Honsha Co. Ltd.	48	1,156
Yamaha Corp.	26	713
Yamaha Motor Co. Ltd.	56	1,472
Yamato Holdings Co. Ltd.	53	863
Yaskawa Electric Corp.	45	1,628
Yokogawa Electric Corp.	42	818
Z Holdings Corp.	495	1,374
Zensho Holdings Co. Ltd.	17	756
ZOZO, Inc.	26	480

		630,864

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	196	4,988

Luxembourg — 0.1%
ArcelorMittal SA	230	5,769
Eurofins Scientific SE	59	3,341
Tenaris SA	208	3,281

		12,391

Netherlands — 8.9%
ABN AMRO Bank NV, CVA (e)	476	6,728
Adyen NV (a) (e)	26	19,078
Aegon NV	1,982	9,552
Akzo Nobel NV	78	5,598

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Argenx SE (a)	25	12,102
ASM International NV	130	54,415
ASML Holding NV	1,118	658,094
ASR Nederland NV	190	7,123
BE Semiconductor Industries NV	213	20,860
Euronext NV (e)	100	6,957
EXOR NV	128	11,308
Heineken Holding NV	401	30,214
Heineken NV	891	78,511
IMCD NV	55	6,933
ING Groep NV	4,280	56,411
JDE Peet’s NV	56	1,569
Koninklijke Ahold Delhaize NV	435	13,121
Koninklijke KPN NV	1,458	4,804
Koninklijke Philips NV	417	8,324
NN Group NV	296	9,486
OCI NV	48	1,343
Prosus NV (a)	677	19,937
QIAGEN NV (a)	101	4,083
Randstad NV	107	5,899
Stellantis NV	984	18,839
Universal Music Group NV	366	9,563
Wolters Kluwer NV	249	30,105

		1,110,957

Norway — 0.7%
Adevinta ASA, Class B (a)	141	1,387
Aker BP ASA	146	4,035
DNB Bank ASA	1,094	21,974
Equinor ASA	978	32,062
Gjensidige Forsikring ASA	235	3,454
Kongsberg Gruppen ASA	85	3,489
Mowi ASA	191	3,381
Norsk Hydro ASA	582	3,644
Orkla ASA	329	2,454
Salmar ASA	33	1,649
Telenor ASA	306	3,473
Yara International ASA	72	2,726

		83,728

Portugal — 0.2%
EDP - Energias de Portugal SA	2,878	11,968
Galp Energia SGPS SA	540	7,999
Jeronimo Martins SGPS SA	124	2,781

		22,748

Spain — 2.8%
Acciona SA	23	2,930
ACS Actividades de Construccion y Servicios SA	214	7,690
Aena SME SA (e)	73	11,001

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — continued
Amadeus IT Group SA	202	12,186
Banco Bilbao Vizcaya Argentaria SA	7,055	57,099
Banco Santander SA	19,165	72,981
CaixaBank SA	4,870	19,401
Cellnex Telecom SA (e)	254	8,827
Corp. ACCIONA Energias Renovables SA	66	1,704
EDP Renovaveis SA	285	4,667
Enagas SA	100	1,651
Endesa SA	305	6,206
Ferrovial SE	500	15,271
Grifols SA (a)	131	1,702
Iberdrola SA	5,591	62,528
Industria de Diseno Textil SA	487	18,109
Naturgy Energy Group SA	124	3,378
Redeia Corp. SA	224	3,525
Repsol SA	1,418	23,329
Telefonica SA	2,310	9,438

		343,623

Sweden — 3.0%
Alfa Laval AB	278	9,514
Assa Abloy AB, Class B	968	21,037
Atlas Copco AB, Class A	2,605	34,982
Atlas Copco AB, Class B	1,492	17,455
Beijer Ref AB, Class B	369	3,882
Boliden AB	120	3,437
Epiroc AB, Class A	641	12,162
Epiroc AB, Class B	372	5,954
EQT AB	417	8,209
Essity AB, Class B	268	5,790
Evolution AB (e)	82	8,263
Fastighets AB Balder, Class B (a)	298	1,334
Getinge AB, Class B	101	1,767
H & M Hennes & Mauritz AB, Class B	289	4,096
Hexagon AB, Class B	933	7,938
Holmen AB, Class B	41	1,600
Husqvarna AB, Class B	342	2,612
Industrivarden AB, Class A	158	4,161
Industrivarden AB, Class C	177	4,662
Indutrade AB	262	4,844
Investment AB Latour, Class B	147	2,583
Investor AB, Class B	2,045	39,146
L E Lundbergforetagen AB, Class B	87	3,644
Lifco AB, Class B	222	3,885
Nibe Industrier AB, Class B	1,454	9,504
Saab AB, Class B	77	3,896
Sagax AB, Class B	84	1,589
Sandvik AB	1,029	18,930

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — continued
Securitas AB, Class B	470	3,718
Skandinaviska Enskilda Banken AB, Class A	1,878	22,395
Skanska AB, Class B	326	5,354
SKF AB, Class B	328	5,445
Svenska Cellulosa AB SCA, Class B	265	3,632
Svenska Handelsbanken AB, Class A	1,721	15,316
Swedbank AB, Class A	1,009	18,542
Swedish Orphan Biovitrum AB (a)	87	1,770
Tele2 AB, Class B	239	1,831
Telefonaktiebolaget LM Ericsson, Class B	1,316	6,412
Telia Co. AB	1,083	2,235
Volvo AB, Class A	147	3,047
Volvo AB, Class B	1,499	30,870
Volvo Car AB, Class B (a)	275	1,112

		368,555

Switzerland — 17.6%
ABB Ltd. (Registered)	1,543	55,084
Adecco Group AG (Registered)	154	6,337
Alcon, Inc.	221	17,073
Bachem Holding AG, Class B	15	1,134
Baloise Holding AG (Registered)	55	7,944
Banque Cantonale Vaudoise (Registered)	36	3,732
Barry Callebaut AG (Registered)	11	17,903
BKW AG	19	3,387
Chocoladefabriken Lindt & Spruengli AG	3	70,927
Cie Financiere Richemont SA (Registered), Class A	986	120,131
Clariant AG (Registered) (a)	104	1,641
Coca-Cola HBC AG (a)	730	19,965
DSM-Firmenich AG	82	6,965
Dufry AG (Registered) (a)	43	1,646
EMS-Chemie Holding AG (Registered)	3	2,100
Geberit AG (Registered)	33	16,241
Givaudan SA (Registered)	4	13,417
Glencore plc	6,952	39,586
Helvetia Holding AG (Registered)	44	6,088
Holcim AG (a)	231	14,769
Julius Baer Group Ltd.	243	15,537
Kuehne + Nagel International AG (Registered)	53	14,974
Logitech International SA (Registered)	72	4,976
Lonza Group AG (Registered)	33	15,269
Nestle SA (Registered)	8,441	955,450
Novartis AG (Registered)	1,973	201,497
Partners Group Holding AG	27	30,132
Roche Holding AG	707	193,706
Schindler Holding AG	40	7,912
Schindler Holding AG (Registered)	22	4,221
SGS SA (Registered)	146	12,238

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
SIG Group AG (a)	134	3,297
Sika AG (Registered)	65	16,420
Sonova Holding AG (Registered)	23	5,416
Straumann Holding AG (Registered)	50	6,352
Swatch Group AG (The)	56	14,335
Swatch Group AG (The) (Registered)	91	4,438
Swiss Life Holding AG (Registered)	35	21,722
Swiss Prime Site AG (Registered)	34	3,152
Swiss Re AG	356	36,593
Swisscom AG (Registered)	12	7,000
Temenos AG (Registered)	28	1,949
UBS Group AG (Registered)	3,884	95,683
VAT Group AG (e)	26	9,269
Zurich Insurance Group AG	178	81,347

		2,188,955

Taiwan — 1.8%
ASE Technology Holding Co. Ltd.	1,393	4,755
eMemory Technology, Inc.	30	1,883
Global Unichip Corp.	40	1,703
Globalwafers Co. Ltd.	98	1,382
MediaTek, Inc.	691	15,798
Nanya Technology Corp.	556	1,133
Novatek Microelectronics Corp.	263	3,454
Powerchip Semiconductor Manufacturing Corp.	1,388	1,144
Realtek Semiconductor Corp.	222	2,726
Taiwan Semiconductor Manufacturing Co. Ltd.	11,207	182,744
United Microelectronics Corp.	5,119	7,188
Vanguard International Semiconductor Corp.	407	860
Winbond Electronics Corp.	1,352	1,063

		225,833

United Arab Emirates — –%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 19.3%
3i Group plc	1,360	34,224
abrdn plc	2,736	5,169
Admiral Group plc	297	8,581
Anglo American plc	839	23,030
Ashtead Group plc	517	31,352
Associated British Foods plc	228	5,734
AstraZeneca plc	1,825	246,221
Auto Trader Group plc (e)	603	4,530
Aviva plc	3,843	18,190
BAE Systems plc	3,598	43,721
Barclays plc	21,730	41,884
Barratt Developments plc	640	3,429
Berkeley Group Holdings plc	71	3,533

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
BP plc	22,547	145,337
British American Tobacco plc	1,402	44,029
BT Group plc, Class A	4,238	6,018
Bunzl plc	400	14,228
Burberry Group plc	793	18,368
Centrica plc	3,689	6,938
CNH Industrial NV	979	11,886
Coca-Cola Europacific Partners plc	638	39,872
Compass Group plc	1,144	27,852
Croda International plc	93	5,530
Diageo plc	7,433	274,047
Endeavour Mining plc	124	2,395
Entain plc	419	4,755
GSK plc	4,823	87,267
Haleon plc	3,657	15,159
Halma plc	252	5,945
Hargreaves Lansdown plc	496	4,660
HSBC Holdings plc	27,610	216,055
Imperial Brands plc	570	11,567
Informa plc	927	8,462
InterContinental Hotels Group plc	111	8,245
Intertek Group plc	190	9,490
J Sainsbury plc	1,098	3,380
JD Sports Fashion plc	1,718	3,121
Johnson Matthey plc	120	2,373
Kingfisher plc	1,246	3,382
Land Securities Group plc	468	3,355
Legal & General Group plc	8,356	22,547
Lloyds Banking Group plc	89,965	48,347
London Stock Exchange Group plc	593	59,402
M&G plc	3,116	7,465
Melrose Industries plc	1,590	9,064
Mondi plc	319	5,316
National Grid plc	2,430	29,064
NatWest Group plc	8,124	23,238
Next plc	79	7,012
Ocado Group plc (a)	379	2,754
Pearson plc	423	4,463
Persimmon plc	213	2,783
Phoenix Group Holdings plc	1,046	6,132
Reckitt Benckiser Group plc	474	33,397
RELX plc	2,235	75,406
Rentokil Initial plc	2,973	22,074
Rio Tinto plc	743	46,661
Rolls-Royce Holdings plc (a)	9,933	26,615
Sage Group plc (The)	679	8,169
Schroders plc	1,131	5,590

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Segro plc		764	6,677
Severn Trent plc		166	4,778
Shell plc		8,712	276,110
Smith & Nephew plc		573	7,114
Smiths Group plc		415	8,168
Spirax-Sarco Engineering plc		87	10,052
SSE plc		720	14,103
St James’s Place plc		763	7,701
Standard Chartered plc		3,320	30,535
Taylor Wimpey plc		2,352	3,354
Tesco plc		4,731	15,218
Unilever plc		1,660	82,113
United Utilities Group plc		448	5,171
Vodafone Group plc		15,177	14,227
Whitbread plc		130	5,467
Wise plc, Class A (a)		863	7,199
WPP plc		705	6,285

			2,403,085

United States — 0.0% (g)
Parade Technologies Ltd.		35	1,071

Total Common Stocks (Cost $11,537,234)			12,217,066

Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG		21	1,945
Dr Ing hc F Porsche AG (e)		52	4,835
Henkel AG & Co. KGaA		78	5,540
Porsche Automobil Holding SE		68	3,325
Sartorius AG		12	3,906
Volkswagen AG		91	10,496

Total Preferred Stocks (Cost $31,481)			30,047

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 4.68%, 10/02/2023		691	691
Brown Brothers Harriman,
2.50%, 10/02/2023	DKK	13,559	1,922
2.81%, 10/02/2023	SEK	13,592	1,244
3.03%, 10/02/2023	NOK	14,498	1,355
Citibank NA,
2.81%, 10/02/2023	EUR	5,049	5,338
4.68%, 10/02/2023		19,071	19,071
Royal Bank of Canada, 4.68%, 10/02/2023		649	649

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Skandinaviska Enskilda Banken AB,
0.55%, 10/02/2023	CHF	7,010	7,658
2.81%, 10/02/2023	EUR	31,262	33,052
4.17%, 10/02/2023	GBP	13,130	16,020
4.68%, 10/02/2023		8,038	8,038
Sumitomo Mitsui Banking Corp.,
(0.38%), 10/02/2023	JPY	725,001	4,851
4.68%, 10/02/2023		75	75
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 10/02/2023		12,946	12,946

Total Short-Term Investments (Cost $112,910)			112,910

Total Investments — 99.2% (Cost - $11,681,625) *			12,360,023
Other Assets in Excess of Liabilities — 0.8%			95,646

NET ASSETS — 100.0%			$12,455,669

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,315	12/2023	EUR	58,847	(400)
FTSE 100 Index	377	12/2023	GBP	34,635	649
SGX FTSE Taiwan Index	25	10/2023	USD	1,414	11
TOPIX Index	72	12/2023	JPY	11,347	(152)

Total unrealized appreciation (depreciation)					108

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

CVA	—	Dutch Certification
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.2%
Semiconductors	9.6%
Banks	9.6%
Food	9.2%
Beverages	6.2%
Oil & Gas	5.8%
Apparel	5.3%
Software	5.2%
Insurance	5.1%
Commercial Services	2.4%
Electric	2.3%
Aerospace/Defense	2.0%
Retail	1.9%
Auto Manufacturers	1.7%
Diversified Financial Services	1.4%
Cosmetics/Personal Care	1.3%
Chemicals	1.3%
Building Materials	1.2%
Machinery - Diversified	1.2%
Miscellaneous Manufacturers	1.1%
Telecommunications	1.1%
Transportation	1.1%
Engineering & Construction	1.1%
Mining	1.0%
Others (Each less than 1.0%)	10.8%
Short-Term Investments	0.9%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 104.6%
Asset-Backed Securities — 0.6%
Anchorage Capital CLO 11 Ltd., (Cayman Islands), Series 2019-11A, Class AR, (CME Term SOFR 3 Month + 1.40%), 6.75%, 07/22/2032 (e) (aa)		1,900	1,885
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.62%, 01/15/2032 (e) (aa)		3,300	3,288
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.72%, 01/16/2030 (e) (aa)		3,293	3,290
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.65%, 07/15/2032 (e) (aa)		4,300	4,286
CARLYLE US CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.26%), 6.59%, 04/20/2031 (e) (aa)		1,891	1,881
Carmax Auto Owner Trust, Series 2020-1, Class A3, 1.89%, 12/16/2024		4	4
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.56%, 10/24/2030 (e) (aa)		2,994	2,987
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.62%, 04/20/2030 (e) (aa)		3,859	3,851
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 4.32%, 04/15/2033 (e) (aa)	EUR	7,573	7,786
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (CME Term SOFR 3 Month + 1.28%), 6.59%, 04/15/2029 (e) (aa)		4,771	4,760
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		696	684
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class A4, 1.74%, 08/18/2025		500	495
Series 2023-1, Class A3, 4.66%, 02/16/2028		1,850	1,817
Series 2023-1, Class A4, 4.59%, 07/17/2028		230	225
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		3	3
Madison Park Funding XXVI Ltd., (Cayman Islands), Series 2017-26A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.83%, 07/29/2030 (e) (aa)		2,315	2,313
Magnetite XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR2, (CME Term SOFR 3 Month + 1.14%), 6.51%, 11/15/2028 (e) (aa)		5,361	5,337
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (CME Term SOFR 3 Month + 1.41%), 6.72%, 04/15/2029 (e) (aa)		174	174
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.61%, 10/15/2030 (e) (aa)		1,420	1,416
Mountain View CLO LLC, (Cayman Islands),
Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 6.66%, 10/16/2029 (e) (aa)		1,132	1,132
Series 2017-2A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.61%, 01/16/2031 (e) (aa)		2,855	2,840
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024		6	6
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (CME Term SOFR 3 Month + 1.41%), 6.79%, 11/20/2030 (e) (aa)		4,810	4,805
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.84%, 01/15/2031 (e) (aa)		1,200	1,200
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (CME Term SOFR 3 Month + 1.31%), 6.64%, 10/20/2028 (e) (aa)		9	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 6.63%, 07/15/2031 (e) (aa)	700	698
Vibrant CLO VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (CME Term SOFR 3 Month + 1.21%), 6.61%, 06/20/2029 (e) (aa)	1,044	1,043
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.52%, 04/17/2030 (e) (aa)	3,856	3,846
Wellfleet CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (CME Term SOFR 3 Month + 1.15%), 6.48%, 07/20/2029 (e) (aa)	564	563
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025	5	5

Total Asset-Backed Securities (Cost $64,205)		62,629

Collateralized Mortgage Obligations — 2.3%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,812	4,397
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	422	383
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.57%, 01/15/2038 (aa)	1,118	69
Series 3680, Class SA, IF, IO, (4.89% - United States 30 Day Average SOFR), 0.00%, 06/15/2040 (aa)	2,188	65
Series 4023, Class S, IF, IO, (6.14% - United States 30 Day Average SOFR), 0.82%, 03/15/2042 (aa)	1,037	70
Series 4056, Class GS, IF, IO, (6.54% - United States 30 Day Average SOFR), 1.22%, 12/15/2041 (aa)	461	37
Series 4134, Class PI, IO, 3.00%, 11/15/2042	454	53
Series 4147, Class JI, IO, 3.50%, 12/15/2032	4,280	380
Series 4165, Class TI, IO, 3.00%, 12/15/2042	475	35
Series 4479, Class AI, IO, 3.50%, 09/15/2025	2,655	61
Series 4598, Class IK, IO, 3.50%, 03/15/2046	590	104
Series 4710, Class EI, IO, 3.50%, 11/15/2031	3,086	230
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 5.68%, 05/15/2041 (aa)	2,696	2,587
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 02/15/2048 (aa)	4,670	4,446
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 5.62%, 10/15/2043 (aa)	1,807	1,756
Series 4825, Class SE, IF, IO, (6.09% - United States 30 Day Average SOFR), 0.77%, 09/15/2048 (aa)	4,124	377
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,709	340
Series 4888, Class IB, IO, 4.00%, 03/15/2047	329	48
Series 4930, Class IP, IO, 3.50%, 09/25/2048	5,231	695
Series 4990, Class MI, IO, 4.00%, 07/25/2050	4,212	961
Series 5003, Class AS, IF, IO, (5.99% - United States 30 Day Average SOFR), 0.67%, 08/25/2050 (aa)	7,066	708
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	5,061	787
Series 5016, Class PI, IO, 3.00%, 09/25/2050	10,765	1,752

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 5023, Class BI, IO, 2.00%, 10/25/2050	22,057	2,575
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,953	240
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,712	519
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,772	365
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,715	217
Series 5056, Class PI, IO, 2.50%, 12/25/2050	8,493	1,110
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,690	467
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,252	480
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,314	165
Series 5069, Class LI, IO, 2.50%, 02/25/2051	14,575	2,044
Series 5071, Class IN, IO, 4.00%, 08/25/2050	5,547	1,245
Series 5081, Class EI, IO, 2.50%, 03/25/2051	20,500	2,971
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,976	303
Series 5109, Class IE, IO, 2.50%, 05/25/2051	1,026	142
Series 5124, Class LI, IO, 4.50%, 07/25/2051	11,498	2,525
Series 5157, Class IA, IO, 3.00%, 10/25/2051	49,670	7,909
Series 5202, Class UI, IO, 3.50%, 01/25/2052	4,191	764
Series 5210, Class AI, IO, 3.50%, 01/25/2042	4,193	559
Series 5227, Class EI, IO, 4.00%, 04/25/2050	4,507	494
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	3,915	750
FNMA Interest Strip,
Series 413, Class C32, IO, 4.00%, 01/25/2039	1,402	226
Series 427, Class C77, IO, 2.50%, 09/25/2051	46,558	6,725
Series 429, Class 161, IO, 2.00%, 03/25/2051	3,040	278
Series 429, Class 162, IO, 2.00%, 03/25/2051	2,366	216
Series 429, Class 163, IO, 2.00%, 02/25/2051	559	51
Series 429, Class 164, IO, 2.00%, 03/25/2051	1,042	96
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% - United States 30 Day Average SOFR), 2.47%, 05/25/2037 (aa)	369	47
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	299	222
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	140	32
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33% - United States 30 Day Average SOFR), 1.01%, 04/25/2037 (aa)	1,578	118
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	376	14
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	683	9
Series 2012-135, Class SB, IF, IO, (5.99% - United States 30 Day Average SOFR), 0.67%, 12/25/2042 (aa)	948	73
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	233
Series 2014-34, Class US, IF, (8.37% - United States 30 Day Average SOFR), 0.00%, 06/25/2044 (aa)	67	49
Series 2016-26, Class SY, IF, (6.77% - United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	281

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2016-63, Class AS, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.57%, 09/25/2046 (aa)	1,535	127
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	778	103
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 12/25/2047 (aa)	4,677	4,474
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 09/25/2048 (aa)	2,500	2,387
Series 2018-67, Class SH, IF, IO, (6.09% - United States 30 Day Average SOFR), 0.77%, 09/25/2048 (aa)	3,122	268
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 10/25/2048 (aa)	2,008	1,914
Series 2019-48, Class IB, IO, 0.67%, 06/25/2039 (z)	21,002	438
Series 2019-68, Class US, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.57%, 11/25/2049 (aa)	6,178	555
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	602	95
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	12,489	2,003
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	11,241	2,105
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	8,493	1,184
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	10,266	1,062
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,262	504
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	9,717	1,210
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	11,316	1,873
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	932	165
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,598	444
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 5.05%, 03/25/2061 (aa)	9,084	8,807
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 5.93%, 12/20/2064 (aa)	42	42
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 4.61%, 12/20/2065 (aa)	8,865	8,772
Series 2017-H03, Class HA, 3.00%, 01/20/2067	4,200	4,012
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	1,373	186
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 3.88%, 01/20/2069 (aa)	4,045	3,936
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 4.00%, 10/20/2069 (aa)	2,345	2,324
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	10,812	1,438
Series 2020-142, Class MT, IF, IO, (6.04% - CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	13,140	23
Series 2020-142, Class TN, IF, IO, (6.09% - CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	17,573	70
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 5.53%, 07/20/2070 (aa)	584	568
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 5.00%, 07/20/2070 (aa)	6,670	6,456
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 6.56%, 08/20/2070 (aa)	6,608	6,696
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 4.95%, 07/20/2070 (aa)	2,804	2,778
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 4.63%, 04/20/2070 (aa)	4,972	4,952
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 6.17%, 09/20/2070 (aa)	1,833	1,855
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	11,584	1,274

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	11,808	1,590
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	10,147	1,193
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	10,809	1,181
Series 2021-H03, Class ML, 7.30%, 01/20/2071 (z)	9,128	9,278
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 5.14%, 03/20/2071 (aa)	307	303
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 6.81%, 08/20/2071 (aa)	1,991	2,020
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 6.71%, 09/20/2071 (aa)	7,770	7,940
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 6.81%, 09/20/2071 (aa)	9,586	9,818
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 5.98%, 04/20/2072 (aa)	555	543
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.21%, 01/20/2073 (aa)	2,943	2,935
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 6.14%, 01/20/2073 (aa)	8,550	8,527
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 6.21%, 01/20/2073 (aa)	6,632	6,613
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 6.18%, 02/20/2073 (aa)	11,779	11,723
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.11%, 04/20/2073 (aa)	2,025	2,006
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 6.41%, 05/20/2073 (aa)	8,703	8,765
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 6.46%, 05/20/2073 (aa)	1,510	1,521
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 6.31%, 03/20/2073 (aa)	2,020	2,006
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,086	823
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (e) (z)	841	636
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,941	1,778
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	3,191	2,881
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,839	1,684
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	431	392
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	8,524	7,769
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	4,051	3,060

Total Collateralized Mortgage Obligations (Cost $246,769)		226,940

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 0.5%
AREIT LLC, Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 7.44%, 02/17/2028 (e) (aa)	1,700	1,690
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	273	263
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	672
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	462
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,150
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	855
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	458
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	533
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	166
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 6.25%, 06/15/2038 (e) (aa)	2,800	2,478
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	282
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	394
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	559
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.70%, 09/15/2036 (e) (aa)	4,600	4,304
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 6.18%, 10/15/2036 (e) (aa)	2,235	2,191
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	768	726
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	995
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	240
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	485
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	468
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	205
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	224	216
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	202	194
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.46%), 6.80%, 10/15/2037 (e) (aa)	2,100	2,054
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	966
Series K049, Class A2, 3.01%, 07/25/2025	250	240
Series K057, Class A2, 2.57%, 07/25/2026	850	795
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	946
Series K071, Class A2, 3.29%, 11/25/2027	500	465
Series K073, Class A2, 3.35%, 01/25/2028	1,000	930
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	470
Series K094, Class A2, 2.90%, 06/25/2029	112	100
Series K103, Class A2, 2.65%, 11/25/2029	500	434
Series K108, Class A2, 1.52%, 03/25/2030	304	244

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series K117, Class A2, 1.41%, 08/25/2030		1,500	1,173
Series K118, Class A2, 1.49%, 09/25/2030		500	392
Series K725, Class A2, 3.00%, 01/25/2024		194	192
Series K726, Class A2, 2.91%, 04/25/2024		681	672
Series K729, Class A2, 3.14%, 10/25/2024		200	195
Series K737, Class A2, 2.53%, 10/25/2026		650	601
Series K-152, Class A2, 3.78%, 11/25/2032 (z)		2,500	2,233
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)		450	422
Series 2016-M5, Class A2, 2.47%, 04/25/2026		461	431
Series 2017-M11, Class A2, 2.98%, 08/25/2029		964	862
Series 2017-M12, Class A2, 3.16%, 06/25/2027 (z)		92	86
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)		511	471
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (z)		907	842
Series 2020-M46, Class A2, 1.32%, 05/25/2030		1,000	794
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052		250	214
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049		500	464
Series 2016-C31, Class A5, 3.10%, 11/15/2049		500	453
Series 2016-C32, Class A4, 3.72%, 12/15/2049		1,000	923
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		664	628
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,262
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047		420	403
Series 2015-C27, Class A5, 3.45%, 02/15/2048		918	876
Series 2015-LC20, Class A5, 3.18%, 04/15/2050		500	476
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	908
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	501
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	924
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	424

Total Commercial Mortgage-Backed Securities (Cost $51,808)			45,452

Corporate Bonds — 42.3%
Basic Materials — 1.1%
Chemicals — 0.5%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	800	693
Reg. S, 0.75%, 06/13/2024	EUR	1,200	1,240
Air Products and Chemicals, Inc.,
0.50%, 05/05/2028	EUR	1,000	908
0.80%, 05/05/2032	EUR	2,000	1,627
1.00%, 02/12/2025	EUR	4,450	4,532
2.80%, 05/15/2050		15	9
4.00%, 03/03/2035	EUR	1,600	1,642

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Akzo Nobel NV, (Netherlands),
Reg. S, 1.50%, 03/28/2028	EUR	1,000	948
Reg. S, 2.00%, 03/28/2032	EUR	1,000	877
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	798
Reg. S, 2.00%, 09/17/2030	EUR	1,000	925
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	873
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (x) (aa)	EUR	1,000	940
Reg. S, 1.50%, 04/20/2027	EUR	1,000	977
Brenntag Finance BV, (Netherlands),
Reg. S, 0.50%, 10/06/2029	EUR	500	416
Reg. S, 1.13%, 09/27/2025	EUR	1,000	998
Celanese US Holdings LLC,
6.35%, 11/15/2028		130	128
6.70%, 11/15/2033		15	15
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,722
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,853
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	115
5.25%, 11/15/2041		600	529
6.90%, 05/15/2053		960	1,007
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,042
FMC Corp.,
5.15%, 05/18/2026		675	656
5.65%, 05/18/2033		1,390	1,258
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	95
Huntsman International LLC, 4.50%, 05/01/2029		975	882
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	500	410
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	933
Reg. S, 0.55%, 05/19/2032	EUR	800	643
Reg. S, 1.00%, 04/20/2028	EUR	1,000	954
Linde plc, (Ireland), Reg. S, 1.00%, 09/30/2051	EUR	1,500	773
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	441
LYB International Finance II BV, (Netherlands),
0.88%, 09/17/2026	EUR	1,000	953
1.63%, 09/17/2031	EUR	1,000	848
3.50%, 03/02/2027		100	93
LYB International Finance III LLC,
3.38%, 10/01/2040		290	197
3.63%, 04/01/2051		235	150
PPG Industries, Inc.,
0.88%, 11/03/2025	EUR	1,000	989
1.20%, 03/15/2026		35	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
1.40%, 03/13/2027	EUR	1,000	964
1.88%, 06/01/2025	EUR	1,500	1,527
2.75%, 06/01/2029	EUR	1,000	983
RPM International, Inc., 2.95%, 01/15/2032		180	140
Solvay SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,010
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	2,641
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	820

			44,206

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		100	118
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	491
Mondi Finance plc, (United Kingdom),
Reg. S, 1.50%, 04/15/2024	EUR	500	520
Reg. S, 1.63%, 04/27/2026	EUR	1,000	994

			2,123

Iron/Steel — 0.1%
ArcelorMittal SA, (Luxembourg),
Reg. S, 1.75%, 11/19/2025	EUR	1,500	1,501
Reg. S, 4.88%, 09/26/2026	EUR	1,500	1,605
Nucor Corp., 2.98%, 12/15/2055		28	16
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		320	293
2.15%, 08/15/2030		1,080	849
Steel Dynamics, Inc., 3.25%, 01/15/2031		4,050	3,427

			7,691

Mining — 0.5%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 09/18/2025	EUR	1,000	1,010
Reg. S, 1.63%, 03/11/2026	EUR	1,000	997
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	904
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	1,954
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	8,000	7,847
Series 13, Reg. S, 3.13%, 04/29/2033	EUR	5,991	5,712
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	2,175	1,936
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		600	584
4.90%, 02/28/2033		275	262
5.50%, 09/08/2053		135	129
Freeport-McMoRan, Inc., 4.13%, 03/01/2028		1,500	1,374
Glencore Capital Finance DAC, (Ireland), Reg. S, 0.75%, 03/01/2029	EUR	1,900	1,635
Glencore Finance Europe Ltd., (Jersey),
Reg. S, 0.63%, 09/11/2024	EUR	7,500	7,657
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,421
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,568

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,381
6.25%, 07/15/2033 (e)		720	692
Norsk Hydro ASA, (Norway),
Reg. S, 1.13%, 04/11/2025	EUR	2,700	2,722
Reg. S, 2.00%, 04/11/2029	EUR	800	734
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	100	97
Reg. S, 5.38%, 05/15/2027	EUR	200	213
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,253
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		246	147
Rio Tinto Finance USA plc, (United Kingdom), 5.13%, 03/09/2053		315	286
Southern Copper Corp.,
3.88%, 04/23/2025		140	134
5.25%, 11/08/2042		567	490
5.88%, 04/23/2045		9	8
6.75%, 04/16/2040		10	11
7.50%, 07/27/2035		300	330
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,076

			49,564

Total Basic Materials			103,584

Communications — 2.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		64	42
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	863
Reg. S, 2.63%, 04/24/2028	EUR	1,000	968
Reg. S, 5.00%, 01/11/2029	EUR	4,500	4,750
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	2,900	2,886
Reg. S, 1.25%, 06/13/2028	EUR	3,700	3,449
Reg. S, 1.75%, 06/13/2031	EUR	5,000	4,447
Omnicom Group, Inc., 2.60%, 08/01/2031		620	491

			17,896

Internet — 0.6%
Alphabet, Inc.,
1.90%, 08/15/2040		700	438
2.25%, 08/15/2060		265	141
Amazon.com, Inc.,
3.10%, 05/12/2051		75	50
3.25%, 05/12/2061		15	10
3.45%, 04/13/2029		885	817
Booking Holdings, Inc.,
0.10%, 03/08/2025	EUR	1,500	1,500
0.50%, 03/08/2028	EUR	4,500	4,097

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
1.80%, 03/03/2027	EUR	1,500	1,477
2.38%, 09/23/2024	EUR	1,000	1,040
3.60%, 06/01/2026		50	48
3.63%, 11/12/2028	EUR	6,000	6,227
4.50%, 11/15/2031	EUR	5,000	5,349
4.63%, 04/13/2030		315	299
Expedia Group, Inc.,
3.80%, 02/15/2028		700	640
4.63%, 08/01/2027		700	667
Meta Platforms, Inc.,
3.50%, 08/15/2027		240	226
3.85%, 08/15/2032		460	408
4.65%, 08/15/2062		150	119
5.60%, 05/15/2053		500	473
5.75%, 05/15/2063		455	429
Netflix, Inc., 4.63%, 05/15/2029	EUR	15,000	15,990
Prosus NV, (Netherlands),
Reg. S, 1.21%, 01/19/2026	EUR	4,000	3,850
Reg. S, 1.29%, 07/13/2029	EUR	9,000	7,184
Reg. S, 1.54%, 08/03/2028	EUR	1,000	859
Reg. S, 1.99%, 07/13/2033	EUR	5,937	4,191
Reg. S, 2.03%, 08/03/2032	EUR	3,900	2,882
Reg. S, 2.09%, 01/19/2030	EUR	1,000	813
Reg. S, 2.78%, 01/19/2034	EUR	2,700	2,016
VeriSign, Inc.,
2.70%, 06/15/2031		1,090	868
4.75%, 07/15/2027		277	266
5.25%, 04/01/2025		267	264

			63,638

Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		2,440	1,418
3.95%, 06/30/2062		330	187
4.50%, 02/01/2024		105	104
4.80%, 03/01/2050		955	667
4.91%, 07/23/2025		45	44
5.25%, 04/01/2053		50	37
5.38%, 05/01/2047		185	141
5.50%, 04/01/2063		35	26
6.48%, 10/23/2045		300	262
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,645
1.88%, 02/20/2036	GBP	575	469
1.95%, 01/15/2031		2,875	2,253
2.35%, 01/15/2027		57	52
2.65%, 02/01/2030		440	372

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
2.65%, 08/15/2062		50	26
2.89%, 11/01/2051		190	112
2.99%, 11/01/2063		480	265
3.15%, 02/15/2028		81	74
3.20%, 07/15/2036		25	19
3.40%, 07/15/2046		420	287
3.75%, 04/01/2040		300	232
3.97%, 11/01/2047		145	108
4.25%, 10/15/2030		900	830
4.60%, 10/15/2038		120	105
Cox Communications, Inc.,
3.50%, 08/15/2027 (e)		3,180	2,907
3.85%, 02/01/2025 (e)		1,500	1,454
5.45%, 09/15/2028 (e)		700	688
Discovery Communications LLC,
4.13%, 05/15/2029		940	840
5.20%, 09/20/2047		1,100	833
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		965	880
3.45%, 03/01/2032		407	338
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	13,100	12,006
Reg. S, 2.13%, 10/06/2025	EUR	7,000	7,087
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,246
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	1,500	1,454
Paramount Global, 4.85%, 07/01/2042		1,580	1,063
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	2,475	2,611
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	3,840
Time Warner Cable LLC,
4.50%, 09/15/2042		300	207
5.50%, 09/01/2041		800	625
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,108
Walt Disney Co. (The),
1.75%, 01/13/2026		45	42
2.00%, 09/01/2029		790	654
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,500	1,350
Reg. S, 0.75%, 07/03/2030	EUR	1,475	1,267
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,268

			57,503

Telecommunications — 0.9%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,272
4.38%, 08/07/2041	GBP	1,500	1,498
5.00%, 10/27/2026	GBP	1,200	1,440

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
AT&T, Inc.,
1.65%, 02/01/2028		380	321
1.70%, 03/25/2026		1,290	1,170
1.80%, 09/05/2026	EUR	2,250	2,228
2.05%, 05/19/2032	EUR	200	175
2.45%, 03/15/2035	EUR	825	697
3.50%, 06/01/2041		2,440	1,694
3.65%, 06/01/2051		1,800	1,159
3.65%, 09/15/2059		390	237
3.80%, 02/15/2027		40	38
3.85%, 06/01/2060		70	45
4.25%, 06/01/2043	GBP	200	183
4.30%, 12/15/2042		100	77
4.50%, 03/09/2048		15	11
4.75%, 05/15/2046		70	55
4.85%, 03/01/2039		195	165
5.40%, 02/15/2034		310	290
7.00%, 04/30/2040	GBP	400	507
Chorus Ltd., (New Zealand), Reg. S, 3.63%, 09/07/2029	EUR	2,650	2,697
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,372
Corning, Inc., 5.45%, 11/15/2079		115	96
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,258
Eutelsat SA, (France),
Reg. S, 2.00%, 10/02/2025	EUR	1,000	970
Reg. S, 2.25%, 07/13/2027	EUR	1,000	891
Juniper Networks, Inc., 2.00%, 12/10/2030		331	249
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 07/03/2031	EUR	7,100	7,260
Reg. S, 5.75%, 09/17/2029	GBP	5,000	6,024
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	37
2.75%, 05/24/2031		1,670	1,319
4.60%, 05/23/2029		40	38
5.50%, 09/01/2044		975	854
NBN Co. Ltd., (Australia),
Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,094
5.75%, 10/06/2028 (e) (w)		765	766
NTT Finance Corp., (Japan),
Reg. S, 0.01%, 03/03/2025	EUR	500	499
Reg. S, 0.08%, 12/13/2025	EUR	1,000	973
Reg. S, 0.34%, 03/03/2030	EUR	500	423
Reg. S, 0.40%, 12/13/2028	EUR	1,000	883
O2 Telefonica Deutschland Finanzierungs GmbH, (Germany), Reg. S, 1.75%, 07/05/2025	EUR	1,000	1,009
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,217
Orange SA, (France),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,893
Reg. S, 0.50%, 09/04/2032	EUR	2,000	1,577
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,143
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	97
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	100	69
Reg. S, 1.88%, 10/01/2025	EUR	100	101
Rogers Communications, Inc., (Canada), 3.20%, 03/15/2027		257	235
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	2,300	2,262
Sprint LLC,
7.63%, 02/15/2025		2,800	2,842
7.63%, 03/01/2026		2,500	2,570
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	2,715	2,282
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,173
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	609
Telstra Group Ltd., (Australia),
Reg. S, 1.00%, 04/23/2030	EUR	3,500	3,070
Reg. S, 3.75%, 05/04/2031	EUR	8,425	8,764
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	9
2.05%, 02/15/2028		400	344
2.63%, 04/15/2026		510	471
3.00%, 02/15/2041		50	33
3.30%, 02/15/2051		120	75
3.60%, 11/15/2060		490	303
3.75%, 04/15/2027		380	355
3.88%, 04/15/2030		3,420	3,032
5.20%, 01/15/2033		165	156
5.80%, 09/15/2062		60	55
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	757
0.88%, 04/08/2027	EUR	475	450
1.68%, 10/30/2030		78	59
2.10%, 03/22/2028		350	301
2.50%, 04/08/2031	GBP	1,000	974
2.55%, 03/21/2031		437	348
2.65%, 11/20/2040		990	626
3.25%, 02/17/2026	EUR	200	207
3.38%, 02/15/2025		90	87
3.55%, 03/22/2051		70	46
3.88%, 03/01/2052		370	260
4.02%, 12/03/2029		150	136
4.13%, 08/15/2046		80	60
4.33%, 09/21/2028		860	808
4.75%, 10/31/2034	EUR	1,000	1,073

			83,903

Total Communications			222,940

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 2.7%
Airlines — 0.2%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	15,600	14,453
easyJet plc, (United Kingdom), Reg. S, 0.88%, 06/11/2025	EUR	1,500	1,497
Ryanair DAC, (Ireland),
Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,459
Reg. S, 2.88%, 09/15/2025	EUR	1,000	1,033
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,122
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	485
4.63%, 04/15/2029 (e)		360	311

			20,360

Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	918
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	730
Reg. S, 0.75%, 04/07/2025	EUR	300	303
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,294
Tapestry, Inc.,
3.05%, 03/15/2032		955	700
4.13%, 07/15/2027		2,020	1,861
VF Corp., 2.40%, 04/23/2025		25	24

			5,830

Auto Manufacturers — 1.1%
American Honda Finance Corp.,
0.75%, 11/25/2026	GBP	4,800	5,076
1.50%, 10/19/2027	GBP	2,300	2,422
3.75%, 10/25/2027	EUR	3,300	3,451
5.60%, 09/06/2030	GBP	4,875	5,943
Cummins, Inc., 2.60%, 09/01/2050		160	92
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	600	601
Ford Motor Co., 3.25%, 02/12/2032		700	539
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	455
4.95%, 05/28/2027		3,065	2,872
General Motors Co.,
5.20%, 04/01/2045		560	435
6.25%, 10/02/2043		170	152
6.60%, 04/01/2036		520	506
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	1,475	1,501
Reg. S, 2.35%, 09/03/2025	GBP	8,725	9,900
2.35%, 02/26/2027		110	97
2.70%, 08/20/2027		1,450	1,272
2.70%, 06/10/2031		585	447

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
2.75%, 06/20/2025		980	923
2.90%, 02/26/2025		45	43
5.00%, 04/09/2027		1,120	1,075
Honda Motor Co. Ltd., (Japan), 2.53%, 03/10/2027		410	373
Mercedes-Benz Finance Canada, Inc., (Canada), Reg. S, 3.00%, 02/23/2027	EUR	2,625	2,697
Mercedes-Benz Group AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	13
Reg. S, 2.13%, 07/03/2037	EUR	775	648
Mercedes-Benz International Finance BV, (Netherlands), Reg. S, 1.63%, 11/11/2024	GBP	5,000	5,839
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,519
Nissan Motor Co. Ltd., (Japan),
Reg. S, 2.65%, 03/17/2026	EUR	4,800	4,835
3.52%, 09/17/2025 (e)		3,000	2,835
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025	EUR	8,750	9,116
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	5,000	4,757
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,221
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		460	355
Stellantis NV, (Netherlands), Reg. S, 4.38%, 03/14/2030	EUR	2,075	2,164
Toyota Motor Credit Corp.,
0.80%, 01/09/2026		200	180
3.65%, 08/18/2025		580	561
3.95%, 06/30/2025		175	170
4.80%, 01/10/2025		110	109
5.00%, 08/14/2026		40	40
Toyota Motor Finance Netherlands BV, (Netherlands), Reg. S, 4.00%, 04/02/2027 (w)	EUR	10,525	11,141
Volkswagen Bank GmbH, (Germany),
Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,553
Reg. S, 1.25%, 12/15/2025	EUR	1,000	994
Volkswagen Financial Services AG, (Germany),
Reg. S, 1.50%, 10/01/2024	EUR	1,000	1,031
Reg. S, 2.25%, 10/16/2026	EUR	10	10
Reg. S, 3.00%, 04/06/2025	EUR	20	21
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,469
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,072
Volkswagen Group of America Finance LLC, 4.35%, 06/08/2027 (e)		1,540	1,466
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	411
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	996
Reg. S, (EUR Swap Rate 5 Year + 2.92%), 3.75%, 12/28/2027 (x) (aa)	EUR	1,000	909
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	1,742
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	210
Volkswagen Leasing GmbH, (Germany),
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,423
Reg. S, 1.38%, 01/20/2025	EUR	1,000	1,018
Reg. S, 1.50%, 06/19/2026	EUR	8,000	7,840

			109,540

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — 0.2%
Autoliv, Inc., Reg. S, 4.25%, 03/15/2028	EUR	2,125	2,223
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	1,500	1,199
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	183
Hella GmbH & Co. KGaA, (Germany), Reg. S, 0.50%, 01/26/2027	EUR	6,000	5,592
Magna International, Inc., (Canada),
2.45%, 06/15/2030		1,000	820
4.15%, 10/01/2025		2,000	1,939
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	2,925	3,099
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	4,588

			19,643

Distribution/Wholesale — 0.2%
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	1,050	966
IMCD NV, (Netherlands),
Reg. S, 2.13%, 03/31/2027	EUR	4,100	3,954
Reg. S, 4.88%, 09/18/2028	EUR	14,250	14,911
LKQ Corp., 5.75%, 06/15/2028 (e)		70	68

			19,899

Entertainment — 0.2%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	828
Universal Music Group NV, (Netherlands),
Reg. S, 3.00%, 06/30/2027	EUR	7,350	7,518
Reg. S, 4.00%, 06/13/2031	EUR	7,850	8,079
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042		705	546
5.14%, 03/15/2052		1,140	845

			17,816

Food Service — 0.1%
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	2,568
Reg. S, 3.85%, 06/26/2026	GBP	5,000	5,891
Sodexo SA, (France),
Reg. S, 0.75%, 04/27/2025	EUR	1,000	1,004
Reg. S, 1.00%, 07/17/2028	EUR	500	468
Reg. S, 1.00%, 04/27/2029	EUR	1,000	916
Reg. S, 1.13%, 05/22/2025	EUR	500	504
Reg. S, 2.50%, 06/24/2026	EUR	500	510

			11,861

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	141
Lennar Corp., 5.00%, 06/15/2027		100	97
MDC Holdings, Inc.,
2.50%, 01/15/2031		340	254
6.00%, 01/15/2043		190	159
NVR, Inc., 3.00%, 05/15/2030		1,082	902

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — continued
PulteGroup, Inc.,
6.38%, 05/15/2033		174	175
7.88%, 06/15/2032		290	321
Toll Brothers Finance Corp., 3.80%, 11/01/2029		670	584

			2,633

Leisure Time — 0.0% (g)
Brunswick Corp., 5.10%, 04/01/2052		65	45

Lodging — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/2029		101	87
Hyatt Hotels Corp.,
1.80%, 10/01/2024		400	384
4.38%, 09/15/2028		100	92
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 1.63%, 10/08/2024	EUR	1,500	1,544
Reg. S, 2.13%, 08/24/2026	GBP	600	657
Reg. S, 2.13%, 05/15/2027	EUR	4,933	4,841
Reg. S, 3.38%, 10/08/2028	GBP	450	483
Reg. S, 3.75%, 08/14/2025	GBP	2,100	2,453
Marriott International, Inc.,
5.00%, 10/15/2027		995	970
5.45%, 09/15/2026		777	770
Series HH, 2.85%, 04/15/2031		1,108	893
Sands China Ltd., (Cayman Islands),
4.30%, 01/08/2026		585	547
4.88%, 06/18/2030		811	700
Whitbread Group plc, (United Kingdom),
Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,056
Reg. S, 3.00%, 05/31/2031	GBP	7,000	6,684

			22,161

Retail — 0.4%
AutoNation, Inc.,
1.95%, 08/01/2028		121	99
4.75%, 06/01/2030		1,300	1,171
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	1,952
4.75%, 02/01/2033		850	773
5.05%, 07/15/2026		70	69
5.20%, 08/01/2033		215	201
Costco Wholesale Corp., 1.60%, 04/20/2030		40	32
Genuine Parts Co.,
1.75%, 02/01/2025		299	282
1.88%, 11/01/2030		270	205
2.75%, 02/01/2032		225	176
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	27	31
H&M Finance BV, (Netherlands), Reg. S, 0.25%, 08/25/2029	EUR	1,500	1,270

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Home Depot, Inc. (The),
2.50%, 04/15/2027		100	91
3.50%, 09/15/2056		95	65
3.63%, 04/15/2052		280	200
4.20%, 04/01/2043		1,050	859
5.88%, 12/16/2036		90	93
Lowe’s Cos., Inc.,
3.00%, 10/15/2050		50	30
3.35%, 04/01/2027		40	37
4.50%, 04/15/2030		100	93
McDonald’s Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,470
Reg. S, 1.75%, 05/03/2028	EUR	1,000	967
Reg. S, 1.88%, 05/26/2027	EUR	1,000	986
Reg. S, 2.38%, 11/27/2024	EUR	1,500	1,558
Reg. S, 2.38%, 05/31/2029	EUR	200	193
3.38%, 05/26/2025		50	48
3.63%, 09/01/2049		747	525
4.60%, 05/26/2045		150	125
5.15%, 09/09/2052		365	327
Pandora A/S, (Denmark), Reg. S, 4.50%, 04/10/2028	EUR	6,225	6,552
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	5,400	5,718
Roadster Finance DAC, (Ireland),
Reg. S, 1.63%, 12/09/2024	EUR	500	497
Reg. S, 2.38%, 12/08/2027	EUR	500	431
Starbucks Corp., 4.75%, 02/15/2026		245	241
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,609
2.65%, 09/22/2051		20	12
4.50%, 04/15/2053		425	366
Wesfarmers Ltd., (Australia), Reg. S, 0.95%, 10/21/2033	EUR	2,381	1,822

			32,176

Total Consumer Cyclical			261,964

Consumer Non-cyclical — 5.3%
Agriculture — 0.8%
Altria Group, Inc.,
1.70%, 06/15/2025	EUR	2,000	2,027
2.20%, 06/15/2027	EUR	4,800	4,692
3.13%, 06/15/2031	EUR	2,000	1,797
3.40%, 02/04/2041		525	341
3.70%, 02/04/2051		470	292
3.88%, 09/16/2046		245	161
4.00%, 02/04/2061		550	354
5.38%, 01/31/2044		65	58
5.95%, 02/14/2049		10	9
6.20%, 02/14/2059		28	26

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	1,500	1,498
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	105
2.26%, 03/25/2028		100	85
2.79%, 09/06/2024		485	471
3.22%, 08/15/2024		58	56
3.56%, 08/15/2027		646	591
3.73%, 09/25/2040		45	30
4.54%, 08/15/2047		110	76
4.76%, 09/06/2049		85	60
7.08%, 08/02/2043		120	115
7.08%, 08/02/2053		105	99
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	625	600
Reg. S, 2.00%, 03/13/2045	EUR	800	466
Reg. S, 2.25%, 06/26/2028	GBP	2,000	2,061
Reg. S, 2.25%, 01/16/2030	EUR	2,500	2,229
Reg. S, 2.25%, 09/09/2052	GBP	1,500	713
Reg. S, 4.00%, 09/04/2026	GBP	3,450	3,999
4.45%, 03/16/2028		150	140
5.93%, 02/02/2029		1,825	1,792
Reg. S, 6.00%, 11/24/2034	GBP	600	658
Cargill, Inc.,
1.70%, 02/02/2031 (e)		750	579
2.13%, 04/23/2030 (e)		1,500	1,228
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 3.38%, 02/26/2026	EUR	6,161	6,366
Reg. S, 5.50%, 09/28/2026	GBP	4,000	4,789
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	6,100	5,256
Reg. S, 1.13%, 09/28/2025	EUR	6,600	6,560
Reg. S, (EUR Swap Rate 5 Year + 2.79%), 2.38%, 04/07/2081 (aa)	EUR	3,000	2,912
Reg. S, 2.75%, 09/28/2033	GBP	9,475	8,626
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)	EUR	2,500	2,316
Philip Morris International, Inc.,
0.13%, 08/03/2026	EUR	1,000	947
0.80%, 08/01/2031	EUR	1,000	801
0.88%, 05/01/2026		100	89
1.50%, 05/01/2025		34	32
1.75%, 11/01/2030		70	53
2.88%, 05/14/2029	EUR	1,250	1,229
3.13%, 06/03/2033	EUR	1,000	925
4.25%, 11/10/2044		1,665	1,269
4.88%, 11/15/2043		105	87
5.38%, 02/15/2033		910	863
6.38%, 05/16/2038		655	668

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	344	333
Sudzucker International Finance BV, (Netherlands),
Reg. S, 1.00%, 11/28/2025	EUR	2,500	2,473
Reg. S, 5.13%, 10/31/2027	EUR	500	540
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	976
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,830

			77,348

Beverages — 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 02/01/2026		50	48
4.70%, 02/01/2036		1,700	1,559
4.90%, 02/01/2046		1,655	1,458
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	9
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 04/13/2028		328	310
4.35%, 06/01/2040		55	47
Carlsberg Breweries A/S, (Denmark), Reg. S, 3.50%, 11/26/2026	EUR	4,100	4,272
CCEP Finance Ireland DAC, (Ireland),
Reg. S, 0.00%, 09/06/2025	EUR	3,000	2,933
Reg. S, 0.50%, 09/06/2029	EUR	2,400	2,074
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	4,800	4,181
0.50%, 03/09/2033	EUR	3,000	2,349
1.00%, 03/09/2041	EUR	800	525
1.25%, 03/08/2031	EUR	1,000	888
1.63%, 03/09/2035	EUR	1,000	827
2.50%, 06/01/2040		90	61
2.75%, 06/01/2060		355	213
3.00%, 03/05/2051		320	215
3.45%, 03/25/2030		640	580
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 0.20%, 12/02/2028	EUR	3,000	2,618
Reg. S, 1.13%, 04/12/2029	EUR	1,000	907
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,008
Reg. S, 2.38%, 05/07/2025	EUR	3,900	4,013
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	1,900	1,690
Constellation Brands, Inc.,
2.25%, 08/01/2031		50	39
4.35%, 05/09/2027		285	273
Diageo Capital BV, (Netherlands), Reg. S, 0.13%, 09/28/2028	EUR	4,000	3,544
Diageo Capital plc, (United Kingdom),
2.13%, 04/29/2032		1,220	943
5.30%, 10/24/2027		630	629

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — continued
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	2,583
Reg. S, 1.88%, 03/27/2027	EUR	1,000	992
Reg. S, 2.50%, 03/27/2032	EUR	600	572
Reg. S, 2.75%, 06/08/2038	GBP	625	547
Heineken NV, (Netherlands), Reg. S, 2.88%, 08/04/2025	EUR	1,300	1,352
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	3,750	2,953
0.50%, 05/06/2028	EUR	1,000	917
0.75%, 10/14/2033	EUR	2,950	2,333
1.13%, 03/18/2031	EUR	1,000	879
2.63%, 07/29/2029		440	387
2.88%, 10/15/2049		65	43
3.45%, 10/06/2046		315	232
3.60%, 02/18/2028		55	52
4.00%, 05/02/2047		85	70
4.20%, 07/18/2052		440	363
4.65%, 02/15/2053		15	13
Pernod Ricard SA, (France), Reg. S, 1.13%, 04/07/2025	EUR	3,100	3,143

			56,644

Biotechnology — 0.1%
Amgen, Inc.,
1.90%, 02/21/2025		200	190
4.05%, 08/18/2029		845	785
4.40%, 02/22/2062		55	41
4.66%, 06/15/2051		10	8
5.15%, 03/02/2028		110	108
5.25%, 03/02/2033		1,505	1,439
5.60%, 03/02/2043		615	572
5.65%, 03/02/2053		450	420
Biogen, Inc.,
2.25%, 05/01/2030		115	92
3.15%, 05/01/2050		580	354
3.25%, 02/15/2051		135	83
Gilead Sciences, Inc., 5.55%, 10/15/2053		385	370
H Lundbeck A/S, (Denmark), Reg. S, 0.88%, 10/14/2027	EUR	7,200	6,614
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		840	647
2.80%, 09/15/2050		255	147
Royalty Pharma plc, (United Kingdom), 1.20%, 09/02/2025		320	291

			12,161

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — 1.6%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026		GBP10,400	11,695
ALD SA, (France), Reg. S, 1.25%, 03/02/2026	EUR	3,000	2,934
Amadeus IT Group SA, (Spain),
Reg. S, 1.50%, 09/18/2026	EUR	1,000	991
Reg. S, 2.50%, 05/20/2024	EUR	1,000	1,045
Reg. S, 2.88%, 05/20/2027	EUR	500	509
American University (The), Series 2019, 3.67%, 04/01/2049		80	58
APRR SA, (France), Reg. S, 1.88%, 01/03/2029	EUR	4,000	3,821
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026	EUR	1,000	948
Reg. S, 1.50%, 01/25/2030	EUR	1,000	856
Reg. S, 1.63%, 02/08/2028	EUR	500	473
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		90	70
1.70%, 05/15/2028		630	544
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	3,800
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028	EUR	7,000	6,513
Reg. S, 1.75%, 06/26/2026	EUR	7,000	6,931
Reg. S, 2.25%, 01/25/2032	EUR	7,000	5,928
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027	EUR	12,627	11,832
California Institute of Technology, 4.70%, 11/01/2111		25	19
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122		50	44
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		1,500	1,360
Reg. S, 0.89%, 12/10/2025		200	180
Reg. S, 1.87%, 09/26/2024	AUD	1,000	621
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	96
Cintas Corp. No. 2,
3.70%, 04/01/2027		30	28
4.00%, 05/01/2032		280	253
Claremont Mckenna College, 3.78%, 01/01/2122		50	30
Duke University, Series 2020, 2.68%, 10/01/2044		20	13
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	664
Edenred SE, (France),
Reg. S, 1.38%, 03/10/2025	EUR	1,000	1,019
Reg. S, 1.38%, 06/18/2029	EUR	1,000	924
Reg. S, 1.88%, 03/06/2026	EUR	500	505
Equifax, Inc., 3.10%, 05/15/2030		1,800	1,499
ERAC USA Finance LLC,
3.85%, 11/15/2024 (e)		160	156
4.50%, 02/15/2045 (e)		400	320
4.60%, 05/01/2028 (e)		1,100	1,056
4.90%, 05/01/2033 (e)		865	815
7.00%, 10/15/2037 (e)		800	866

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	600	666
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,583
Reg. S, 3.25%, 04/07/2032	GBP	425	437
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	24
Global Payments, Inc., 4.88%, 03/17/2031	EUR	2,050	2,110
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	265
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,586
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	350
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026	EUR	1,000	992
Reg. S, 3.50%, 06/30/2027	EUR	500	514
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	457
4.68%, 07/01/2114		650	537
Series F, 2.99%, 07/01/2050		20	13
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,102
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	6
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,481
Prosegur Cia de Seguridad SA, (Spain), Reg. S, 2.50%, 04/06/2029	EUR	1,000	950
Quanta Services, Inc.,
2.35%, 01/15/2032		520	391
3.05%, 10/01/2041		150	94
RELX Capital, Inc.,
1.30%, 05/12/2025	EUR	500	504
4.75%, 05/20/2032		610	569
RELX Finance BV, (Netherlands),
Reg. S, 0.00%, 03/18/2024	EUR	100	104
Reg. S, 0.50%, 03/10/2028	EUR	500	456
Reg. S, 0.88%, 03/10/2032	EUR	16,800	13,854
Reg. S, 1.38%, 05/12/2026	EUR	1,000	989
Reg. S, 1.50%, 05/13/2027	EUR	4,500	4,385
Reg. S, 3.75%, 06/12/2031	EUR	12,000	12,372
Rentokil Initial Finance BV, (Netherlands),
Reg. S, 3.88%, 06/27/2027	EUR	2,325	2,439
Reg. S, 4.38%, 06/27/2030	EUR	1,900	2,005
Rentokil Initial plc, (United Kingdom),
Reg. S, 0.50%, 10/14/2028	EUR	1,000	885
Reg. S, 5.00%, 06/27/2032	GBP	4,000	4,543
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	3
S&P Global, Inc.,
2.30%, 08/15/2060		351	173
2.45%, 03/01/2027		335	305
5.25%, 09/15/2033 (e)		325	317

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,308
Thomas Jefferson University, 3.85%, 11/01/2057		50	33
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	2,000	1,823
Reg. S, 1.75%, 03/29/2028	EUR	5,000	4,789
Reg. S, 1.88%, 09/16/2024	EUR	1,000	1,033
Reg. S, 2.00%, 08/28/2025	EUR	3,000	3,052
Reg. S, 3.00%, 04/08/2030	EUR	3,100	3,016
Reg. S, 4.23%, 04/26/2033	EUR	4,050	4,188
Triton Container International Ltd. / TAL International Container Corp., (Bermuda), 3.25%, 03/15/2032		411	308
Trustees of Princeton University (The),
4.20%, 03/01/2052		1,295	1,074
Series 2020, 2.52%, 07/01/2050		20	12
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	869
University of Southern California,
2.81%, 10/01/2050		20	12
4.98%, 10/01/2053		706	647
Series 21A, 2.95%, 10/01/2051		10	7
Verisk Analytics, Inc., 5.50%, 06/15/2045		278	245
Washington University (The),
4.35%, 04/15/2122		255	190
Series 2022, 3.52%, 04/15/2054		900	641
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	650
Reg. S, 2.52%, 02/07/2118	GBP	200	116
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,340
Worldline SA, (France),
Reg. S, 0.25%, 09/18/2024	EUR	500	509
Reg. S, 0.88%, 06/30/2027	EUR	1,500	1,412

			156,157

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 08/15/2032		340	297
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,403
0.63%, 10/30/2024	EUR	1,450	1,480
1.88%, 10/30/2038	EUR	1,125	920
2.70%, 02/02/2026		70	66
3.60%, 03/25/2050		35	27
4.88%, 05/11/2027	EUR	425	467
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	173
Unilever Capital Corp.,
Reg. S, 3.40%, 06/06/2033	EUR	13,450	13,541
5.00%, 12/08/2033		960	930

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — continued
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 02/28/2026	EUR	2,475	2,441
Reg. S, 1.13%, 02/12/2027	EUR	825	804
Reg. S, 1.13%, 04/29/2028	EUR	1,000	946
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,324
Reg. S, 1.75%, 11/16/2028	EUR	6,000	5,770
Reg. S, 1.75%, 03/25/2030	EUR	6,000	5,616
Reg. S, 3.50%, 02/23/2035	EUR	7,150	7,227

			44,432

Food — 0.4%
Campbell Soup Co., 3.95%, 03/15/2025		117	114
Danone SA, (France), Reg. S, 0.52%, 11/09/2030	EUR	5,800	4,866
General Mills, Inc.,
0.13%, 11/15/2025	EUR	1,000	975
0.45%, 01/15/2026	EUR	3,000	2,925
2.88%, 04/15/2030		1,010	854
3.00%, 02/01/2051		30	18
4.95%, 03/29/2033		230	216
Hershey Co. (The),
0.90%, 06/01/2025		255	236
1.70%, 06/01/2030		322	257
2.30%, 08/15/2026		70	65
2.65%, 06/01/2050		10	6
4.50%, 05/04/2033		640	604
Hormel Foods Corp., 1.70%, 06/03/2028		281	240
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.00%, 05/15/2032		575	435
5.75%, 04/01/2033		1,020	933
Kellogg Co.,
0.50%, 05/20/2029	EUR	1,500	1,294
1.00%, 05/17/2024	EUR	500	518
1.25%, 03/10/2025	EUR	500	508
2.10%, 06/01/2030		40	32
Kerry Group Financial Services Unltd. Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	2,700	2,786
Koninklijke Ahold Delhaize NV, (Netherlands), Reg. S, 3.50%, 04/04/2028	EUR	2,150	2,236
Kraft Heinz Foods Co.,
Reg. S, 1.50%, 05/24/2024	EUR	1,000	1,039
Reg. S, 2.25%, 05/25/2028	EUR	1,000	979
Reg. S, 4.13%, 07/01/2027	GBP	5,000	5,801
Kroger Co. (The), 3.95%, 01/15/2050		5	4
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	758
Mondelez International Holdings Netherlands BV, (Netherlands),
Reg. S, 0.25%, 09/09/2029	EUR	1,000	853
Reg. S, 0.38%, 09/22/2029	EUR	200	171
Reg. S, 0.63%, 09/09/2032	EUR	1,000	784

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Mondelez International, Inc.,
0.25%, 03/17/2028	EUR	1,000	900
0.75%, 03/17/2033	EUR	500	391
1.50%, 02/04/2031		1,000	751
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,441
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,073
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,454
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,311
Reg. S, 2.75%, 04/27/2030	GBP	825	827
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028	EUR	1,500	1,299

			39,954

Healthcare - Products — 0.3%
Abbott Laboratories, 4.90%, 11/30/2046		255	233
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	196
American Medical Systems Europe BV, (Netherlands), 0.75%, 03/08/2025	EUR	1,300	1,308
Becton Dickinson Euro Finance Sarl, (Luxembourg),
1.21%, 06/04/2026	EUR	825	812
1.34%, 08/13/2041	EUR	2,000	1,248
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	740
3.45%, 03/01/2024		44	43
Danaher Corp., 2.80%, 12/10/2051		105	64
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	3,649
3.40%, 11/15/2049		30	21
Edwards Lifesciences Corp., 4.30%, 06/15/2028		705	665
Medtronic Global Holdings SCA, (Luxembourg),
1.13%, 03/07/2027	EUR	4,000	3,848
1.63%, 10/15/2050	EUR	900	531
1.75%, 07/02/2049	EUR	900	558
3.00%, 10/15/2028	EUR	3,400	3,452
3.38%, 10/15/2034	EUR	4,200	4,113
Molnlycke Holding AB, (Sweden), Reg. S, 1.88%, 02/28/2025	EUR	1,900	1,936
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,597
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,082
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033	EUR	1,000	801
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024		80	76
1.88%, 10/01/2049	EUR	900	559
Werfen SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,123
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	1,000	939
2.43%, 12/13/2026	EUR	500	501

			30,095

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	24
Aetna, Inc., 3.50%, 11/15/2024		58	56
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	446
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	30
Ascension Health, 3.95%, 11/15/2046		140	108
Banner Health, 2.91%, 01/01/2042		100	68
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/2051		7	4
City of Hope, Series 2013, 5.62%, 11/15/2043		35	32
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	813
CommonSpirit Health, 3.91%, 10/01/2050		368	261
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/2047		50	38
Elevance Health, Inc.,
3.35%, 12/01/2024		100	97
4.90%, 02/08/2026		130	127
Eurofins Scientific SE, (Luxembourg), Reg. S, 2.13%, 07/25/2024	EUR	796	826
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,385	908
Series 2020, 2.88%, 09/01/2050		35	21
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,326
3.50%, 09/01/2030		560	475
3.50%, 07/15/2051		185	115
4.63%, 03/15/2052		755	566
5.13%, 06/15/2039		355	307
5.20%, 06/01/2028		240	232
5.25%, 06/15/2049		285	234
5.38%, 02/01/2025		375	371
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,123
Humana, Inc.,
3.70%, 03/23/2029		80	73
5.75%, 03/01/2028		500	502
IQVIA, Inc., 5.70%, 05/15/2028 (e)		580	563
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	951
Series 2021, 3.00%, 06/01/2051		250	157
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	2,723
Mayo Clinic,
3.77%, 11/15/2043		30	23
Series 2013, 4.00%, 11/15/2047		25	20
Series 2021, 3.20%, 11/15/2061		440	272
Memorial Health Services, 3.45%, 11/01/2049		10	7
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	39
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	874
MultiCare Health System, 2.80%, 08/15/2050		1,000	559
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	960

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	1,090	667
4.02%, 08/01/2045	70	55
Northwell Healthcare, Inc., 4.26%, 11/01/2047	25	19
OhioHealth Corp.,
2.30%, 11/15/2031	830	657
2.83%, 11/15/2041	370	247
Series 2020, 3.04%, 11/15/2050	535	347
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025	700	636
Series 2020, 3.22%, 11/15/2050	749	448
Piedmont Healthcare, Inc.,
2.86%, 01/01/2052	3	2
Series 2032, 2.04%, 01/01/2032	470	359
Series 2042, 2.72%, 01/01/2042	453	289
Presbyterian Healthcare Services, 4.88%, 08/01/2052	100	89
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051	150	82
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051	2,365	1,455
Texas Health Resources, 2.33%, 11/15/2050	750	399
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040	233	155
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/2052	5	4
UnitedHealth Group, Inc.,
2.00%, 05/15/2030	160	130
2.95%, 10/15/2027	130	119
3.13%, 05/15/2060	160	97
3.45%, 01/15/2027	70	66
3.70%, 05/15/2027	75	71
3.70%, 08/15/2049	1,100	791
3.75%, 07/15/2025	20	19
3.85%, 06/15/2028	70	66
3.88%, 08/15/2059	50	36
4.25%, 01/15/2029	370	352
4.25%, 03/15/2043	120	98
4.50%, 04/15/2033	150	139
5.00%, 10/15/2024	30	30
5.05%, 04/15/2053	400	358
5.20%, 04/15/2063	1,350	1,204
5.25%, 02/15/2028	320	320
5.30%, 02/15/2030	209	208
5.35%, 02/15/2033	330	327
5.88%, 02/15/2053	130	130
6.05%, 02/15/2063	520	525
Universal Health Services, Inc., 2.65%, 10/15/2030	1,130	881
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/2050	50	29
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/2050	50	27

		29,264

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Household Products/Wares — 0.0% (g)
Clorox Co. (The), 1.80%, 05/15/2030		10	8
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	796
Kimberly-Clark Corp.,
0.63%, 09/07/2024	EUR	1,500	1,536
2.88%, 02/07/2050		165	105
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,015

			4,460

Pharmaceuticals — 0.7%
AbbVie, Inc.,
3.20%, 11/21/2029		5,460	4,820
3.85%, 06/15/2024		150	148
4.05%, 11/21/2039		230	188
4.25%, 11/21/2049		480	379
4.40%, 11/06/2042		25	21
4.50%, 05/14/2035		25	23
AstraZeneca Finance LLC,
0.70%, 05/28/2024		105	102
1.75%, 05/28/2028		480	411
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,313
Reg. S, 1.25%, 05/12/2028	EUR	1,000	946
1.38%, 08/06/2030		300	233
4.38%, 11/16/2045		90	75
Bayer AG, (Germany),
Reg. S, 0.63%, 07/12/2031	EUR	1,900	1,513
Reg. S, 1.13%, 01/06/2030	EUR	1,000	867
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	558
Becton Dickinson & Co.,
3.79%, 05/20/2050		100	72
4.30%, 08/22/2032		35	32
Bristol-Myers Squibb Co.,
1.45%, 11/13/2030		200	154
2.35%, 11/13/2040		75	47
2.55%, 11/13/2050		140	80
3.40%, 07/26/2029		710	643
3.45%, 11/15/2027		70	66
3.70%, 03/15/2052		360	258
3.90%, 03/15/2062		190	134
4.13%, 06/15/2039		576	480
4.55%, 02/20/2048		8	7
Cardinal Health, Inc.,
3.08%, 06/15/2024		10	10
4.37%, 06/15/2047		175	132
4.50%, 11/15/2044		45	34

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Cencora, Inc.,
2.70%, 03/15/2031		150	122
3.25%, 03/01/2025		640	618
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		195	149
4.30%, 12/15/2047		25	19
Cigna Group (The),
2.40%, 03/15/2030		75	62
4.90%, 12/15/2048		800	675
CVS Health Corp., 5.05%, 03/25/2048		1,200	999
Eli Lilly & Co.,
0.50%, 09/14/2033	EUR	1,500	1,170
0.63%, 11/01/2031	EUR	4,800	3,992
1.13%, 09/14/2051	EUR	3,500	1,906
1.38%, 09/14/2061	EUR	2,875	1,422
1.63%, 06/02/2026	EUR	1,500	1,501
1.70%, 11/01/2049	EUR	2,500	1,656
2.13%, 06/03/2030	EUR	3,500	3,354
3.38%, 03/15/2029		130	120
4.88%, 02/27/2053		400	367
4.95%, 02/27/2063		210	190
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	775
Reg. S, 5.25%, 04/10/2042	GBP	150	173
Johnson & Johnson,
0.95%, 09/01/2027		105	90
1.15%, 11/20/2028	EUR	1,000	941
2.10%, 09/01/2040		10	7
2.45%, 09/01/2060		290	160
3.40%, 01/15/2038		50	40
3.55%, 03/01/2036		15	13
McKesson Corp.,
0.90%, 12/03/2025		70	63
1.50%, 11/17/2025	EUR	1,000	1,004
1.63%, 10/30/2026	EUR	2,000	1,976
3.13%, 02/17/2029	GBP	1,925	2,071
Merck & Co., Inc.,
0.50%, 11/02/2024	EUR	1,000	1,018
1.38%, 11/02/2036	EUR	1,000	783
1.88%, 10/15/2026	EUR	1,900	1,896
1.90%, 12/10/2028		977	834
2.35%, 06/24/2040		50	33
2.50%, 10/15/2034	EUR	500	465
2.75%, 12/10/2051		30	18
2.90%, 12/10/2061		355	204
3.40%, 03/07/2029		280	256

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.70%, 02/10/2045		60	46
3.90%, 03/07/2039		150	125
4.00%, 03/07/2049		40	32
4.30%, 05/17/2030		200	189
4.90%, 05/17/2044		485	442
5.00%, 05/17/2053		120	109
5.15%, 05/17/2063		275	250
Merck Financial Services GmbH, (Germany), Reg. S, 0.13%, 07/16/2025	EUR	1,000	987
Merck KGaA, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	200	186
Mylan, Inc., 5.20%, 04/15/2048		30	22
Novartis Capital Corp.,
2.75%, 08/14/2050		176	112
3.10%, 05/17/2027		37	35
Novartis Finance SA, (Luxembourg),
Reg. S, 0.00%, 09/23/2028	EUR	7,000	6,224
Reg. S, 0.63%, 09/20/2028	EUR	1,000	926
Reg. S, 1.13%, 09/30/2027	EUR	1,000	965
Reg. S, 1.38%, 08/14/2030	EUR	1,000	920
Reg. S, 1.70%, 08/14/2038	EUR	1,000	813
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 03/31/2025	EUR	1,000	1,009
Reg. S, 1.13%, 09/30/2027	EUR	1,000	963
Reg. S, 1.38%, 03/31/2030	EUR	1,000	926
Pfizer Investment Enterprises Pte Ltd., (Singapore),
4.45%, 05/19/2026		50	49
4.45%, 05/19/2028		70	68
4.65%, 05/19/2030		70	67
4.75%, 05/19/2033		70	66
5.30%, 05/19/2053		120	112
5.34%, 05/19/2063		50	46
Pfizer, Inc.,
2.75%, 06/03/2026		145	136
3.00%, 12/15/2026		533	499
5.60%, 09/15/2040		100	99
Roche Finance Europe BV, (Netherlands), Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,634
Sanofi, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	677
Upjohn Finance BV, (Netherlands),
Reg. S, 1.02%, 06/23/2024	EUR	1,000	1,031
Reg. S, 1.36%, 06/23/2027	EUR	1,000	935
Utah Acquisition Sub, Inc., Reg. S, 2.25%, 11/22/2024	EUR	1,000	1,031
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,431
4.00%, 06/22/2050		140	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.,
3.90%, 08/20/2028		40	37
4.70%, 02/01/2043		245	211
5.40%, 11/14/2025		330	329

			68,717

Total Consumer Non-cyclical			519,232

Energy — 1.6%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	919

Energy - Alternate Sources — 0.1%
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	4,560
Reg. S, 0.88%, 09/15/2031	EUR	1,300	1,031

			5,591

Oil & Gas — 1.0%
Aker BP ASA, (Norway),
2.00%, 07/15/2026 (e)		915	817
3.10%, 07/15/2031 (e)		1,585	1,268
5.60%, 06/13/2028 (e)		795	777
6.00%, 06/13/2033 (e)		715	691
Apache Corp., 5.10%, 09/01/2040		220	175
BP Capital Markets BV, (Netherlands), Reg. S, 4.32%, 05/12/2035	EUR	6,150	6,301
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	934
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,263
Reg. S, (EUR Swap Rate 5 Year + 3.52%), 3.25%, 03/22/2026 (x) (aa)	EUR	1,500	1,481
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,195
Reg. S, (UK Gilts 5 Year + 3.89%), 4.25%, 03/22/2027 (x) (aa)	GBP	7,900	8,552
Canadian Natural Resources Ltd., (Canada), 6.50%, 02/15/2037		145	142
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	100
Chevron Corp., 1.55%, 05/11/2025		75	71
Chevron USA, Inc., 1.02%, 08/12/2027		100	86
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		60	62
ConocoPhillips Co.,
5.55%, 03/15/2054		50	47
5.70%, 09/15/2063		635	605
Continental Resources, Inc., 4.90%, 06/01/2044		35	26
Devon Energy Corp., 5.88%, 06/15/2028		1,750	1,742
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,003
6.25%, 03/15/2033		350	350
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	426
Reg. S, 1.00%, 10/11/2034	EUR	1,900	1,415
Reg. S, 1.25%, 05/18/2026	EUR	9,200	9,049

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Reg. S, 1.50%, 02/02/2026	EUR	1,000	998
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,637
Reg. S, 1.63%, 05/17/2028	EUR	1,000	954
Reg. S, 2.00%, 05/18/2031	EUR	500	452
EQT Corp.,
3.13%, 05/15/2026 (e)		65	60
5.70%, 04/01/2028		400	392
6.13%, 02/01/2025		17	17
Equinor ASA, (Norway),
Reg. S, 0.75%, 11/09/2026	EUR	1,000	963
Reg. S, 1.38%, 05/22/2032	EUR	825	709
1.75%, 01/22/2026		200	185
2.38%, 05/22/2030		260	218
3.25%, 11/18/2049		30	20
3.63%, 04/06/2040		1,800	1,388
3.70%, 04/06/2050		165	120
Reg. S, 6.88%, 03/11/2031	GBP	150	199
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	1,500	1,541
0.84%, 06/26/2032	EUR	1,050	839
1.41%, 06/26/2039	EUR	2,200	1,482
3.45%, 04/15/2051		545	381
Helmerich & Payne, Inc., 2.90%, 09/29/2031		700	554
Hess Corp.,
3.50%, 07/15/2024		10	10
5.60%, 02/15/2041		120	108
5.80%, 04/01/2047		16	15
Marathon Petroleum Corp.,
3.80%, 04/01/2028		250	230
4.50%, 04/01/2048		115	85
5.00%, 09/15/2054		125	97
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	7,200	6,638
OMV AG, (Austria), Reg. S, (EUR Swap Rate 5 Year + 2.83%), 2.50%, 06/01/2026 (x) (aa)	EUR	4,000	3,806
ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,171
Ovintiv, Inc.,
5.65%, 05/15/2025		735	731
5.65%, 05/15/2028		715	699
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033		360	361
Petroleos Mexicanos, (Mexico), (CME Term SOFR 3 Month + 0.69%), 6.06%, 02/15/2024 (aa)		150	150
Pioneer Natural Resources Co.,
1.90%, 08/15/2030		1,050	824
5.10%, 03/29/2026		820	810
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		700	685
Shell International Finance BV, (Netherlands),
Reg. S, 1.63%, 01/20/2027	EUR	3,900	3,834
Reg. S, 1.88%, 09/15/2025	EUR	1,000	1,018

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Reg. S, 1.88%, 04/07/2032	EUR	1,000	894
3.00%, 11/26/2051		380	239
6.38%, 12/15/2038		115	123
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	856
Reg. S, 1.38%, 10/04/2029	EUR	2,000	1,841
Reg. S, 1.49%, 09/04/2030	EUR	1,000	905
Reg. S, 1.54%, 05/31/2039	EUR	1,000	742
Reg. S, 1.62%, 05/18/2040	EUR	1,000	726
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (x) (aa)	EUR	2,000	1,845
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.00%, 06/04/2030 (x) (aa)	EUR	1,900	1,547
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (x) (aa)	EUR	500	389
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	3,500	3,474
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,000	882
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	3,550	2,698
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,512
Reg. S, 5.50%, 05/04/2029	EUR	4,175	4,417

			99,049

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.00%, 10/15/2024	EUR	1,000	1,013
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,375
Reg. S, 0.50%, 10/15/2031	EUR	500	403
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	28
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	493

			3,312

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		88	78
Cheniere Energy, Inc., 4.63%, 10/15/2028		530	489
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,144
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025		20	20
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	183
6.50%, 08/15/2043 (e)		490	477
DCP Midstream Operating LP,
3.25%, 02/15/2032		15	12
5.13%, 05/15/2029		1,500	1,429
5.38%, 07/15/2025		70	69
Enbridge, Inc., (Canada), 5.97%, 03/08/2026		165	164
Energy Transfer LP,
2.90%, 05/15/2025		220	209
4.20%, 04/15/2027		5,830	5,493
5.35%, 05/15/2045		10	8

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
5.40%, 10/01/2047		190	157
5.55%, 02/15/2028		1,210	1,188
5.75%, 02/15/2033		1,705	1,639
6.25%, 04/15/2049		540	496
6.50%, 02/01/2042		10	10
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,369
Enterprise Products Operating LLC,
3.75%, 02/15/2025		50	48
3.90%, 02/15/2024		50	50
4.15%, 10/16/2028		150	141
4.20%, 01/31/2050		40	31
5.10%, 02/15/2045		1,700	1,503
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	499
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,168
4.70%, 11/01/2042		850	659
Kinder Morgan, Inc.,
1.75%, 11/15/2026		390	347
2.25%, 03/16/2027	EUR	1,500	1,472
3.60%, 02/15/2051		35	22
Magellan Midstream Partners LP,
3.95%, 03/01/2050		105	70
5.00%, 03/01/2026		10	10
MPLX LP,
1.75%, 03/01/2026		400	363
2.65%, 08/15/2030		2,495	2,015
4.13%, 03/01/2027		438	414
4.50%, 04/15/2038		75	61
4.70%, 04/15/2048		1,678	1,273
4.88%, 06/01/2025		2,340	2,295
4.90%, 04/15/2058		90	67
4.95%, 03/14/2052		1,395	1,092
5.20%, 03/01/2047		10	8
5.50%, 02/15/2049		520	440
5.65%, 03/01/2053		65	56
ONEOK Partners LP, 6.13%, 02/01/2041		24	22
ONEOK, Inc.,
2.20%, 09/15/2025		1,100	1,024
3.40%, 09/01/2029		1,515	1,315
4.45%, 09/01/2049		3,922	2,819
5.20%, 07/15/2048		175	143
5.55%, 11/01/2026		400	398
5.65%, 11/01/2028		295	291
5.85%, 01/15/2026		245	245
6.05%, 09/01/2033		1,100	1,081
6.10%, 11/15/2032		325	321
6.35%, 01/15/2031		90	90
7.15%, 01/15/2051		180	182

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		340	293
4.90%, 02/15/2045		140	106
Targa Resources Corp.,
4.95%, 04/15/2052		835	641
5.20%, 07/01/2027		965	946
6.13%, 03/15/2033		380	373
6.50%, 02/15/2053		520	496
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028		599	570
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	68
4.00%, 03/15/2028		20	19
7.85%, 02/01/2026		428	445
Western Midstream Operating LP,
4.50%, 03/01/2028		1,200	1,117
5.25%, 02/01/2050		121	94
6.15%, 04/01/2033		330	318
6.35%, 01/15/2029		650	651
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,638
4.50%, 11/15/2023		80	80
5.30%, 08/15/2028		2,350	2,299
5.30%, 08/15/2052		140	119
5.80%, 11/15/2043		15	14

			48,956

Total Energy			157,827

Financial — 18.4%
Banks — 13.6%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	59
Reg. S, 0.60%, 01/15/2027	EUR	10,000	9,362
Reg. S, 1.25%, 01/10/2033	EUR	100	86
Reg. S, 1.38%, 01/16/2025	GBP	1,500	1,733
Reg. S, 1.38%, 01/12/2037	EUR	100	80
Reg. S, 1.45%, 04/12/2038	EUR	100	78
Reg. S, 4.25%, 02/21/2030	EUR	10,000	10,343
Reg. S, 4.38%, 10/20/2028	EUR	12,700	13,329
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		1,100	1,098
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	97
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	968
Reg. S, (EUR Swap Rate 1 Year + 2.00%), 3.63%, 07/04/2026 (aa)	EUR	1,500	1,554
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	142
Reg. S, 1.38%, 01/27/2025	EUR	100	101
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	5,457
Argenta Spaarbank NV, (Belgium), Reg. S, 3.38%, 06/22/2028	EUR	100	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	94
Reg. S, 0.38%, 07/14/2025	EUR	2,950	2,874
Arkea Public Sector SCF SA, (France), Reg. S, 0.13%, 01/15/2030	EUR	100	85
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	876
Reg. S, 0.50%, 09/24/2029	EUR	1,000	853
Reg. S, 0.63%, 10/18/2024	EUR	100	102
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 0.25%, 03/17/2025	EUR	100	100
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	2,735
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,334
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	2,000	1,908
Reg. S, 0.38%, 10/02/2024	EUR	1,000	1,018
Reg. S, 0.38%, 11/15/2026	EUR	1,000	943
Reg. S, 0.50%, 01/14/2027	EUR	1,000	935
Reg. S, 1.00%, 06/21/2026	EUR	1,000	974
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.00%, 01/16/2030 (aa)	EUR	1,000	994
Reg. S, 1.38%, 05/14/2025	EUR	1,000	1,009
Reg. S, 1.75%, 11/26/2025	EUR	10,000	10,045
Reg. S, 3.38%, 09/20/2027	EUR	6,800	6,962
Reg. S, 3.50%, 02/10/2027	EUR	500	512
Reg. S, (UK Gilts 5 Year + 3.60%), 8.25%, 11/30/2033 (aa)	GBP	10,000	12,425
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	3,700	3,742
Reg. S, 0.88%, 07/22/2025	EUR	7,500	7,448
Reg. S, 1.00%, 04/26/2027	EUR	100	96
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	2,815
Reg. S, 1.75%, 05/30/2029	EUR	100	94
Reg. S, (EUR Swap Rate 1 Year + 2.20%), 2.63%, 03/24/2026 (aa)	EUR	1,500	1,524
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	155
Reg. S, 0.20%, 02/11/2028	EUR	1,900	1,694
Reg. S, 1.00%, 04/07/2025	EUR	100	101
Reg. S, 1.13%, 10/25/2028	EUR	100	93
Reg. S, 1.38%, 01/05/2026	EUR	200	198
Reg. S, 1.63%, 10/22/2030	EUR	1,900	1,586
Reg. S, 2.38%, 09/08/2027	EUR	100	101
2.75%, 05/28/2025		800	754
3.50%, 03/24/2025		200	192
Reg. S, (EUR Swap Rate 1 Year + 1.05%), 3.63%, 09/27/2026 (aa)	EUR	2,000	2,085
Reg. S, 3.88%, 01/16/2028	EUR	10,000	10,409
3.89%, 05/24/2024		3,800	3,743
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,150
5.29%, 08/18/2027		200	193
5.59%, 08/08/2028		800	783
6.92%, 08/08/2033		1,000	954

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series DIP, Reg. S, 3.25%, 04/04/2026	EUR	10,000	10,219
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	1,900	1,898
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		177	168
(United States SOFR + 0.65%), 1.53%, 12/06/2025 (aa)		25	24
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	4,000	3,848
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,020
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,299
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)	EUR	2,000	2,012
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,256
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	758
Reg. S, 2.30%, 07/25/2025	GBP	1,000	1,146
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	2,645
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,002
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,237
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,691
(CME Term SOFR 3 Month + 1.45%), 2.88%, 10/22/2030 (aa)		65	54
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		10	10
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		60	42
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		1,000	957
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		350	315
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,586
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,235	1,218
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		295	270
4.00%, 01/22/2025		4,200	4,087
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		100	79
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		50	37
(United States SOFR + 1.58%), 4.38%, 04/27/2028 (aa)		1,340	1,266
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		115	112
4.88%, 04/01/2044		25	22
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,720	1,653
5.00%, 01/21/2044		20	18
(United States SOFR + 2.16%), 5.02%, 07/22/2033 (aa)		470	433
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		250	241
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,980	1,842
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		205	206
Reg. S, 7.00%, 07/31/2028	GBP	650	836
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	787
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		180	120
Bank of America NA, 5.53%, 08/18/2026		605	602
Bank of Ireland Group plc, (Ireland), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 1.88%, 06/05/2026 (aa)	EUR	2,900	2,924
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	86
Reg. S, 1.00%, 04/05/2026	EUR	100	98
1.85%, 05/01/2025		120	113
2.65%, 03/08/2027		30	27
3.70%, 06/07/2025		370	356

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
5.30%, 06/05/2026		130	128
5.72%, 09/25/2028		230	228
5.92%, 09/25/2025		180	180
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		235	229
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		210	200
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		100	90
Bank of New Zealand, (New Zealand), Reg. S, 2.55%, 06/29/2027	EUR	100	101
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	93
Reg. S, 0.38%, 10/23/2023	EUR	100	106
Reg. S, 0.38%, 03/26/2030	EUR	100	85
1.05%, 03/02/2026		170	152
3.45%, 04/11/2025		510	491
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	2,888
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	3,600	3,170
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 03/07/2025	EUR	1,000	996
Reg. S, 0.01%, 05/11/2026	EUR	1,000	951
Reg. S, 0.63%, 11/03/2028	EUR	1,000	872
Reg. S, 0.75%, 06/08/2026	EUR	1,000	968
Reg. S, 0.75%, 01/17/2030	EUR	1,000	839
Reg. S, 1.00%, 05/23/2025	EUR	4,000	4,014
Reg. S, 1.13%, 11/19/2031	EUR	600	461
Reg. S, 1.25%, 05/26/2027	EUR	1,000	954
Reg. S, 1.25%, 06/03/2030	EUR	1,000	853
Reg. S, 1.38%, 07/16/2028	EUR	3,000	2,799
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,175
Reg. S, 1.88%, 06/18/2029	EUR	1,000	886
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,437
Reg. S, 2.63%, 11/06/2029	EUR	500	473
Reg. S, 3.00%, 05/21/2024	EUR	2,000	2,093
Reg. S, 3.00%, 09/11/2025	EUR	7,000	7,197
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,456
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,000
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	1,000	997
4.94%, 01/26/2026 (e)		2,000	1,947
Reg. S, 5.00%, 01/19/2026	GBP	10,000	11,945
5.90%, 07/13/2026 (e)		2,800	2,785
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	109
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	4,200	3,920
Reg. S, (EUR Swap Rate 1 Year + 0.78%), 1.38%, 01/24/2026 (aa)	EUR	5,000	5,066
Reg. S, 3.00%, 05/08/2026	GBP	100	112
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,322
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	928

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 1 Year + 2.65%), 5.50%, 08/09/2028 (aa)		975	937
(United States SOFR + 2.98%), 6.22%, 05/09/2034 (aa)		575	545
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,705	1,702
(United States SOFR + 3.57%), 7.12%, 06/27/2034 (aa)		575	554
(CMT Index 1 Year + 3.50%), 7.44%, 11/02/2033 (aa)		855	878
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	99
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	90
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	81
Reg. S, 1.13%, 07/31/2028	EUR	100	94
Reg. S, 2.00%, 08/25/2032	EUR	100	91
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 11/02/2029	EUR	50	43
Reg. S, 0.25%, 01/14/2025	EUR	100	101
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	85
Reg. S, 2.13%, 09/01/2031	EUR	50	48
Reg. S, 3.75%, 02/07/2029	EUR	200	204
Belfius Bank SA, (Belgium),
Reg. S, 1.00%, 10/26/2024	EUR	5,000	5,108
Reg. S, 3.25%, 10/18/2027	EUR	100	104
Bendigo & Adelaide Bank Ltd., (Australia), Reg. S, 4.02%, 10/04/2026 (w)	EUR	100	106
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	100	90
Reg. S, 1.75%, 05/10/2032	EUR	50	46
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	101
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.50%, 07/15/2025 (aa)	EUR	500	513
Reg. S, (ICE LIBOR EUR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	922
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	3,900	3,517
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	2,975
Reg. S, 0.63%, 12/03/2032	EUR	3,000	2,252
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.88%, 07/11/2030 (aa)	EUR	3,000	2,557
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	842
Reg. S, 1.13%, 08/28/2024	EUR	500	515
Reg. S, 1.13%, 06/11/2026	EUR	1,000	979
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,369
Reg. S, 1.38%, 05/28/2029	EUR	200	178
Reg. S, 1.50%, 05/23/2028	EUR	500	472
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,433
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,106
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,062
Reg. S, (UK Gilts 5 Year + 1.65%), 2.00%, 05/24/2031 (aa)	GBP	2,500	2,656
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,297
Reg. S, (ICE LIBOR EUR 3 Month + 1.80%), 2.13%, 01/23/2027 (aa)	EUR	10,000	9,984
(United States SOFR + 1.22%), 2.16%, 09/15/2029 (e) (aa)		3,465	2,857
Reg. S, 2.25%, 01/11/2027	EUR	500	493
Reg. S, 2.38%, 02/17/2025	EUR	1,000	1,027

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	4,300	4,089
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,075
Reg. S, 3.38%, 01/23/2026	GBP	600	689
Reg. S, (ICE LIBOR EUR 3 Month + 0.92%), 3.88%, 01/10/2031 (aa)	EUR	3,400	3,527
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 4.13%, 09/26/2032 (aa)	EUR	16,300	16,985
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.38%, 01/13/2029 (aa)	EUR	5,900	6,189
Reg. S, 5.75%, 06/13/2032	GBP	4,500	5,301
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	4,050	4,130
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	6,200	5,997
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,513
Reg. S, 0.63%, 09/26/2024	EUR	1,500	1,532
Reg. S, 0.63%, 04/28/2025	EUR	1,000	1,001
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,255
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,203
Reg. S, 1.00%, 10/05/2028	EUR	500	458
Reg. S, 3.50%, 01/25/2028	EUR	10,000	10,279
Reg. S, 4.00%, 11/29/2032	EUR	4,300	4,412
4.63%, 07/11/2024 (e)		1,200	1,177
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%), 5.75%, 06/01/2033 (aa)	EUR	2,900	3,088
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		1,700	1,682
Caixa Geral de Depositos SA, (Portugal), Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	109
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,320
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	1,922
Reg. S, 1.00%, 09/25/2025	EUR	200	199
Reg. S, 1.13%, 11/12/2026	EUR	8,000	7,631
Reg. S, 1.25%, 01/11/2027	EUR	200	195
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	472
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,239
Reg. S, (EUR Swap Rate 5 Year + 1.68%), 2.25%, 04/17/2030 (aa)	EUR	1,000	998
Reg. S, 3.75%, 09/07/2029	EUR	2,500	2,570
Reg. S, (EUR Swap Rate 5 Year + 3.55%), 6.25%, 02/23/2033 (aa)	EUR	1,400	1,483
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		1,750	1,749
Caja Rural de Navarra SCC, (Spain), Reg. S, 3.00%, 04/26/2027	EUR	100	103
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.04%, 07/09/2027	EUR	100	92
3.95%, 08/04/2025		350	338
Cie de Financement Foncier SA, (France),
Reg. S, 0.23%, 09/14/2026	EUR	100	96
Reg. S, 0.60%, 10/25/2041	EUR	100	61
Reg. S, 0.75%, 01/21/2025	EUR	100	101
Reg. S, 0.75%, 05/29/2026	EUR	100	98
Reg. S, 2.38%, 03/15/2030	EUR	100	98
Reg. S, 3.38%, 09/16/2031	EUR	100	104
Reg. S, 3.88%, 04/25/2055	EUR	20	22

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.,
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		640	619
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	116
Reg. S, (ICE LIBOR EUR 3 Month + 1.66%), 1.25%, 07/06/2026 (aa)	EUR	2,000	2,001
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,250	2,874
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	10,000	10,035
1.75%, 01/28/2025	EUR	700	717
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		90	85
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	354
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	821
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	2,872
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		75	48
(United States SOFR + 1.42%), 2.98%, 11/05/2030 (aa)		500	419
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	148
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		1,000	957
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		65	64
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)		700	642
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		100	83
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		1,535	1,513
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		160	124
4.40%, 06/10/2025		3,500	3,396
4.65%, 07/30/2045		10	8
4.65%, 07/23/2048		25	20
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		100	90
6.00%, 10/31/2033		50	49
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		2,260	2,162
Clydesdale Bank plc, (United Kingdom), Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,018
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	84
Reg. S, 0.25%, 01/12/2032	EUR	100	81
Reg. S, 0.88%, 09/08/2025	EUR	100	100
Reg. S, 1.00%, 03/04/2026	EUR	1,500	1,474
Reg. S, 2.88%, 04/28/2026	EUR	100	104
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	1,000	1,001
Reg. S, 3.13%, 04/20/2029	EUR	100	103
Reg. S, (ICE LIBOR EUR 3 Month + 2.20%), 4.63%, 03/21/2028 (aa)	EUR	4,000	4,159
Reg. S, (UK Gilts 5 Year + 5.25%), 8.63%, 02/28/2033 (aa)	GBP	1,800	2,197
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	93
Reg. S, 1.13%, 01/18/2028	EUR	1,000	948
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,825	1,855
Reg. S, 3.25%, 10/24/2025	EUR	100	104
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	55
Reg. S, 0.75%, 03/02/2032	EUR	100	84
Reg. S, 0.88%, 02/08/2028	EUR	200	189

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	654
Reg. S, 1.25%, 03/23/2026	EUR	1,475	1,473
Reg. S, 1.38%, 02/03/2027	EUR	25	25
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,102
4.38%, 08/04/2025		890	859
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	15,700	16,704
Reg. S, 5.25%, 05/23/2041	GBP	50	60
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	73
Reg. S, 3.50%, 01/15/2030	EUR	100	103
Credit Agricole SA, (France),
Reg. S, 0.38%, 10/21/2025	EUR	7,000	6,858
Reg. S, 1.00%, 09/18/2025	EUR	15,000	14,997
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,006
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,011
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	624
Reg. S, 1.88%, 12/20/2026	EUR	1,000	984
Reg. S, (ICE LIBOR EUR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	988
Reg. S, 2.38%, 05/20/2024	EUR	600	627
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 4.00%, 10/12/2026 (aa)	EUR	2,000	2,101
Reg. S, 4.00%, 01/18/2033	EUR	10,000	10,309
(United States SOFR + 1.86%), 6.32%, 10/03/2029 (e) (aa) (w)		2,170	2,171
Reg. S, (UK Gilts 1 Year + 2.18%), 6.38%, 06/14/2031 (aa)	GBP	7,300	8,951
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	513
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,062
Reg. S, 4.25%, 12/01/2032	EUR	3,600	3,723
Credit Suisse AG, (Switzerland),
Reg. S, 0.25%, 01/05/2026	EUR	1,000	961
Reg. S, 0.25%, 09/01/2028	EUR	1,200	1,041
Reg. S, 5.50%, 08/20/2026	EUR	2,000	2,173
7.95%, 01/09/2025		1,700	1,730
Credit Suisse Schweiz AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	23
Reg. S, 3.39%, 12/05/2025	EUR	100	104
Credito Emiliano SpA, (Italy),
Reg. S, 0.01%, 07/07/2028	EUR	100	88
Reg. S, (ICE LIBOR EUR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	1,888
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.88%, 03/26/2030 (aa)	EUR	12,900	13,483
Crelan SA, (Belgium),
Reg. S, 5.38%, 10/31/2025	EUR	1,700	1,799
Reg. S, 5.75%, 01/26/2028	EUR	2,500	2,633
Danske Bank A/S, (Denmark),
IF, Reg. S, (1.15% - ICE EURIBOR Swap Rate 1 Year), 0.50%, 08/27/2025 (aa)	EUR	425	433
Reg. S, 0.63%, 05/26/2025	EUR	3,000	2,993
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	3,500	3,090

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)	EUR	1,000	948
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)	EUR	1,000	979
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	5,000	5,318
(CMT Index 1 Year + 1.18%), 6.26%, 09/22/2026 (e) (aa)		1,480	1,480
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		2,255	2,251
Danske Hypotek AB, (Sweden),
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	171
Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	178
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	94
DBS Bank Ltd., (Singapore), Reg. S, 2.81%, 10/13/2025	EUR	100	103
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	95
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	88
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	64
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	200	202
Reg. S, (ICE LIBOR EUR 3 Month + 1.67%), 1.38%, 06/10/2026 (aa)	EUR	1,000	1,005
Reg. S, 1.63%, 01/20/2027	EUR	2,100	1,989
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	2,900	2,738
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,668
Reg. S, 2.25%, 09/20/2027	EUR	100	101
Reg. S, 2.63%, 12/16/2024	GBP	1,500	1,740
Reg. S, 3.13%, 10/19/2026	EUR	100	104
(United States SOFR + 2.26%), 3.74%, 01/07/2033 (aa)		200	144
Reg. S, (SONIA Interest Rate Benchmark + 1.94%), 4.00%, 06/24/2026 (aa)	GBP	2,000	2,317
Reg. S, 4.00%, 11/29/2027	EUR	4,100	4,290
Reg. S, (ICE LIBOR EUR 3 Month + 2.95%), 5.00%, 09/05/2030 (aa)	EUR	800	814
Reg. S, (ICE LIBOR EUR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)	EUR	1,300	1,370
(United States SOFR + 3.18%), 6.72%, 01/18/2029 (aa)		1,575	1,566
(United States SOFR + 3.65%), 7.08%, 02/10/2034 (aa)		2,410	2,179
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		780	785
Deutsche Kreditbank AG, (Germany), Reg. S, 1.63%, 05/05/2032	EUR	50	46
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	94
Reg. S, 1.00%, 04/13/2026	EUR	100	99
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	300	274
Reg. S, 0.01%, 01/22/2027	EUR	500	471
Reg. S, 0.63%, 01/17/2026	EUR	600	592
Reg. S, 1.25%, 11/26/2024	EUR	700	718
Reg. S, 2.13%, 02/12/2025	GBP	400	467
Reg. S, 3.13%, 06/01/2028	EUR	200	208
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)	EUR	5,425	5,598
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	4,474
Reg. S, 0.01%, 01/21/2031	EUR	100	81
Reg. S, 0.25%, 09/07/2026	EUR	100	96
Reg. S, 0.38%, 11/20/2024	EUR	100	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	90
Reg. S, 0.01%, 10/27/2028	EUR	25	22
Reg. S, 0.38%, 06/06/2025	EUR	100	100
Reg. S, 0.38%, 03/31/2026	EUR	100	97
Reg. S, 0.88%, 04/17/2034	EUR	100	81
Reg. S, 3.00%, 10/29/2027	EUR	50	52
Reg. S, 3.00%, 11/30/2032	EUR	100	101
Eika Boligkreditt A/S, (Norway),
Reg. S, 0.38%, 02/26/2025	EUR	100	101
Reg. S, 3.25%, 06/14/2033	EUR	100	101
Erste Group Bank AG, (Austria),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)	EUR	1,000	888
Reg. S, 0.13%, 05/17/2028	EUR	1,000	882
Reg. S, 0.50%, 01/12/2037	EUR	100	69
Reg. S, 0.75%, 02/05/2025	EUR	100	101
Reg. S, 0.88%, 05/22/2026	EUR	1,000	974
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)	EUR	4,500	3,915
Reg. S, 1.50%, 04/07/2026	EUR	1,000	993
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)	EUR	1,000	944
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,545
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.25%, 05/30/2030 (aa)	EUR	9,800	10,242
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	96
Fifth Third Bancorp, (United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,525	1,507
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 0.13%, 02/16/2026	EUR	1,000	953
Goldman Sachs Group, Inc. (The),
Reg. S, 0.13%, 08/19/2024	EUR	1,000	1,021
Reg. S, 0.25%, 01/26/2028	EUR	1,000	893
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		28	26
Reg. S, 1.00%, 03/18/2033	EUR	1,000	770
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		585	524
Reg. S, 1.50%, 12/07/2027	GBP	3,000	3,087
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		120	118
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,815	1,603
2.60%, 02/07/2030		1,895	1,552
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,715	2,121
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		600	463
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		865	558
(United States SOFR + 1.41%), 3.10%, 02/24/2033 (aa)		141	113
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,582
Reg. S, 3.38%, 03/27/2025	EUR	4,000	4,182
3.50%, 04/01/2025		97	94
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		480	443
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,177
Reg. S, 4.00%, 09/21/2029	EUR	1,000	1,030
(CME Term SOFR 3 Month + 1.63%), 4.02%, 10/31/2038 (aa)		60	47
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,355

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.51%), 4.39%, 06/15/2027 (aa)		1,360	1,309
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		495	469
5.15%, 05/22/2045		21	18
(United States SOFR + 1.08%), 5.80%, 08/10/2026 (aa)		390	387
6.75%, 10/01/2037		170	172
6.88%, 01/18/2038	GBP	825	991
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	2,200	1,696
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	52
HSBC Bank Canada, (Canada), Reg. S, 1.50%, 09/15/2027	EUR	100	97
HSBC Holdings plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 1.03%), 0.77%, 11/13/2031 (aa)	EUR	1,000	817
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	930
(United States SOFR + 1.73%), 2.01%, 09/22/2028 (aa)		800	679
Reg. S, 2.50%, 03/15/2027	EUR	2,000	1,995
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		400	381
Reg. S, 3.00%, 06/30/2025	EUR	5,000	5,147
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,080
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	230
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 3.02%, 06/15/2027 (aa)	EUR	2,175	2,204
Reg. S, 3.13%, 06/07/2028	EUR	11,000	10,781
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		900	792
(United States SOFR + 2.53%), 4.76%, 03/29/2033 (aa)		430	366
Reg. S, (ICE LIBOR EUR 3 Month + 1.94%), 4.86%, 05/23/2033 (aa)	EUR	11,600	12,050
(United States SOFR + 2.87%), 5.40%, 08/11/2033 (aa)		500	461
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,600	2,569
Reg. S, 6.00%, 03/29/2040	GBP	5,000	5,368
(United States SOFR + 1.97%), 6.16%, 03/09/2029 (aa)		1,350	1,337
(United States SOFR + 2.39%), 6.25%, 03/09/2034 (aa)		570	557
(United States SOFR + 2.65%), 6.33%, 03/09/2044 (aa)		1,680	1,612
6.50%, 09/15/2037		400	376
(United States SOFR + 2.98%), 6.55%, 06/20/2034 (aa)		280	266
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	4,500	5,547
Reg. S, 7.00%, 04/07/2038	GBP	300	357
(United States SOFR + 3.35%), 7.39%, 11/03/2028 (aa)		980	1,014
Huntington Bancshares, Inc., (United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		575	563
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 0.13%, 06/30/2026	EUR	200	187
Reg. S, 3.25%, 04/19/2028	EUR	100	104
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 0.75%, 02/11/2025	EUR	100	101
Reg. S, 4.13%, 02/16/2026	EUR	100	104
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	105
Industrial & Commercial Bank of China Ltd., (China), Reg. S, 0.13%, 10/28/2024	EUR	2,500	2,520
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	80
Reg. S, 0.75%, 02/18/2029	EUR	100	92
Reg. S, 2.50%, 02/21/2030	EUR	100	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	84
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	2,500	2,543
Reg. S, (ICE LIBOR EUR 3 Month + 0.43%), 0.13%, 11/29/2025 (aa)	EUR	1,500	1,510
Reg. S, (ICE LIBOR EUR 3 Month + 0.70%), 0.38%, 09/29/2028 (aa)	EUR	1,000	897
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	898
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)	EUR	1,000	958
Reg. S, (EUR Swap Rate 5 Year + 1.15%), 1.00%, 11/16/2032 (aa)	EUR	1,500	1,323
Reg. S, 1.13%, 02/14/2025	EUR	3,200	3,247
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	1,906
Reg. S, 1.38%, 01/11/2028	EUR	1,000	950
Reg. S, (EUR Swap Rate 5 Year + 1.25%), 1.63%, 09/26/2029 (aa)	EUR	1,000	1,014
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,465	1,311
Reg. S, 2.00%, 09/20/2028	EUR	800	765
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 2.00%, 03/22/2030 (aa)	EUR	3,000	2,998
Reg. S, (ICE LIBOR EUR 3 Month + 1.10%), 2.13%, 05/23/2026 (aa)	EUR	3,000	3,057
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	1,300	1,264
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,282
(United States SOFR + 1.64%), 3.87%, 03/28/2026 (aa)		200	193
4.10%, 10/02/2023		200	200
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 4.88%, 11/14/2027 (aa)	EUR	5,300	5,660
(United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		510	508
(United States SOFR + 2.09%), 6.11%, 09/11/2034 (aa)		200	194
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	178
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	95
Reg. S, 0.63%, 02/24/2026	EUR	1,000	963
Reg. S, 0.75%, 12/04/2024	EUR	500	507
Reg. S, 0.75%, 03/16/2028	EUR	5,500	4,935
Reg. S, 1.00%, 07/04/2024	EUR	1,500	1,548
Reg. S, 1.35%, 02/24/2031	EUR	1,500	1,181
Reg. S, 1.50%, 04/10/2024	EUR	3,100	3,230
Reg. S, 1.75%, 03/20/2028	EUR	4,000	3,767
Reg. S, 2.13%, 05/26/2025	EUR	4,375	4,456
Reg. S, 2.50%, 01/15/2030	GBP	3,000	2,875
Reg. S, 3.38%, 01/24/2025	EUR	100	105
Reg. S, 4.75%, 09/06/2027	EUR	1,000	1,055
Reg. S, 5.25%, 01/13/2030	EUR	3,000	3,197
7.00%, 11/21/2025 (e)		1,060	1,073
(CMT Index 1 Year + 3.90%), 7.78%, 06/20/2054 (e) (aa)		650	585
(CMT Index 1 Year + 4.40%), 8.25%, 11/21/2033 (e) (aa)		640	645
Series XR, 3.25%, 09/23/2024 (e)		2,900	2,810
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,494
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	999
Investitionsbank Berlin, (Germany),
Reg. S, 2.75%, 10/04/2027	EUR	300	310
Series 208, 0.05%, 03/02/2035	EUR	100	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Jyske Bank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 2.10%), 4.63%, 04/11/2026 (aa)	EUR	10,000	10,545
KBC Bank NV, (Belgium),
Reg. S, 3.13%, 02/22/2027	EUR	100	104
Reg. S, 3.75%, 09/28/2026	EUR	100	106
KBC Group NV, (Belgium),
Reg. S, 0.63%, 04/10/2025	EUR	8,000	8,016
Reg. S, (UK Gilts 1 Year + 0.92%), 1.25%, 09/21/2027 (aa)	GBP	5,000	5,304
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 4.38%, 04/19/2030 (aa)	EUR	7,000	7,289
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 02/18/2025	EUR	120	121
Reg. S, 0.00%, 06/15/2026	EUR	500	483
Reg. S, 0.00%, 03/31/2027	EUR	500	470
Reg. S, 0.00%, 04/30/2027	EUR	2,730	2,562
Reg. S, 0.00%, 12/15/2027	EUR	1,140	1,049
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,191
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,331
Reg. S, 0.00%, 06/15/2029	EUR	254	223
Reg. S, 0.00%, 09/17/2030	EUR	3,108	2,608
Reg. S, 0.00%, 01/10/2031	EUR	670	557
Reg. S, 0.01%, 05/05/2027	EUR	520	488
Reg. S, 0.05%, 09/29/2034	EUR	780	571
Reg. S, 0.13%, 01/09/2032	EUR	830	675
0.25%, 09/15/2025	EUR	1,100	1,093
0.38%, 07/18/2025		1,400	1,285
Reg. S, 0.38%, 04/23/2030	EUR	360	316
Reg. S, 0.38%, 05/20/2036	EUR	548	396
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,452
0.50%, 09/15/2027	EUR	500	473
0.63%, 01/07/2028	EUR	720	680
Reg. S, 0.88%, 09/15/2026	GBP	5,000	5,432
Reg. S, 0.88%, 07/04/2039	EUR	400	286
Reg. S, 1.13%, 05/09/2033	EUR	550	474
Reg. S, 1.38%, 12/15/2025	GBP	425	479
Reg. S, 1.38%, 07/31/2035	EUR	202	170
2.00%, 05/02/2025		195	185
Reg. S, 2.00%, 11/15/2029	EUR	500	491
2.50%, 11/20/2024		750	725
Reg. S, 2.50%, 11/19/2025	EUR	3,450	3,576
Reg. S, 2.75%, 05/15/2030	EUR	1,300	1,330
Reg. S, 2.75%, 02/14/2033	EUR	700	703
Reg. S, 4.13%, 02/18/2026	GBP	10,000	11,949
4.63%, 08/07/2026		120	119
4.70%, 06/02/2037	CAD	100	71
Reg. S, 4.88%, 03/15/2037	GBP	825	1,006
5.75%, 06/07/2032	GBP	1,300	1,708
6.00%, 12/07/2028	GBP	2,500	3,222
Series EXC, 5.50%, 06/18/2025	GBP	9,900	12,122

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	100
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	191
Reg. S, 0.75%, 06/23/2031	EUR	100	80
Reg. S, (ICE LIBOR EUR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	375
Reg. S, 1.38%, 04/24/2029	EUR	200	181
Reg. S, 4.00%, 05/03/2028	EUR	200	210
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	100	102
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	174
Reg. S, 0.38%, 02/18/2027	EUR	200	185
Reg. S, 0.38%, 02/28/2028	EUR	200	178
Reg. S, 0.38%, 05/07/2029	EUR	100	84
Reg. S, 0.88%, 09/15/2025	EUR	100	100
Reg. S, 3.25%, 09/27/2027	EUR	50	53
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	94
Series 829, Reg. S, 1.75%, 02/28/2028	EUR	100	98
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.38%, 06/04/2029	EUR	100	85
Reg. S, 0.50%, 01/19/2037	EUR	100	70
Reg. S, 0.63%, 01/12/2027	EUR	100	96
Reg. S, 4.00%, 02/04/2030	EUR	100	104
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	98
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	382
Reg. S, 0.63%, 12/15/2025	GBP	2,000	2,209
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	512
Reg. S, 0.00%, 07/19/2028	EUR	1,700	1,537
Reg. S, 0.00%, 12/13/2028	EUR	720	642
Reg. S, 0.00%, 11/27/2029	EUR	520	450
Reg. S, 0.05%, 12/18/2029	EUR	180	156
Reg. S, 0.10%, 03/08/2027	EUR	200	189
Reg. S, 0.25%, 08/29/2025	EUR	300	299
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,062
Reg. S, 0.50%, 02/28/2029	EUR	400	365
Reg. S, 0.63%, 02/20/2030	EUR	140	125
Reg. S, 0.63%, 10/31/2036	EUR	75	55
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,154
Reg. S, 2.75%, 02/16/2032	EUR	200	202
Reg. S, 3.25%, 09/06/2030	EUR	300	316
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	96
Reg. S, 6.00%, 02/08/2029	GBP	100	127
Reg. S, 6.50%, 09/17/2040	GBP	300	395
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	1,988

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	542
Reg. S, (ICE LIBOR EUR 3 Month + 1.72%), 4.50%, 03/18/2030 (aa)	EUR	4,000	4,120
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		2,150	2,132
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,378
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,191
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	393
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 1.00%, 07/17/2029 (aa)	EUR	3,000	2,659
Reg. S, 1.13%, 07/15/2025	EUR	975	974
Reg. S, 2.38%, 06/30/2027	EUR	100	100
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.88%, 09/13/2027 (aa)	EUR	8,050	8,494
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	100
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.55%), 0.95%, 07/19/2025 (aa)		400	383
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,772
Reg. S, (ICE LIBOR EUR 3 Month + 0.94%), 2.26%, 06/14/2025 (aa)	EUR	2,275	2,369
(CMT Index 1 Year + 0.83%), 2.34%, 01/19/2028 (aa)		640	569
Reg. S, 3.56%, 06/15/2032	EUR	4,550	4,537
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		1,000	989
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,376
Mizuho Financial Group, Inc., (Japan),
Reg. S, 0.12%, 09/06/2024	EUR	1,000	1,019
Reg. S, 0.21%, 10/07/2025	EUR	2,000	1,963
Reg. S, (ICE LIBOR EUR 3 Month + 0.72%), 0.47%, 09/06/2029 (aa)	EUR	1,000	863
Reg. S, 2.10%, 04/08/2032	EUR	1,000	875
(CME Term SOFR 3 Month + 1.09%), 2.23%, 05/25/2026 (aa)		3,000	2,804
(CMT Index 1 Year + 0.90%), 2.65%, 05/22/2026 (aa)		1,000	943
(CME Term SOFR 3 Month + 1.24%), 2.84%, 07/16/2025 (aa)		400	389
Reg. S, 4.42%, 05/20/2033	EUR	20,000	20,544
(CMT Index 1 Year + 2.05%), 5.41%, 09/13/2028 (aa)		1,400	1,370
Reg. S, 5.63%, 06/13/2028	GBP	3,150	3,777
(CMT Index 1 Year + 1.90%), 5.75%, 07/06/2034 (aa)		780	745
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,072
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,240	1,171
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		725	641
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		185	165
1.88%, 04/27/2027	EUR	2,500	2,446
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	918
2.63%, 03/09/2027	GBP	1,425	1,576
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,000	818
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	26
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	5,200	4,880
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		120	118
4.30%, 01/27/2045		170	134
(CME Term SOFR 3 Month + 1.89%), 4.43%, 01/23/2030 (aa)		75	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.69%), 4.46%, 04/22/2039 (aa)		10	8
(ICE LIBOR EUR 3 Month + 1.30%), 4.66%, 03/02/2029 (aa)	EUR	2,400	2,535
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		965	940
(ICE LIBOR EUR 3 Month + 1.76%), 4.81%, 10/25/2028 (aa)	EUR	5,000	5,358
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		1,025	952
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		915	863
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		580	566
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		40	37
(SONIA Interest Rate Benchmark + 2.25%), 5.79%, 11/18/2033 (aa)	GBP	4,300	5,080
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)		135	126
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		1,020	1,028
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		750	755
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	28
Reg. S, 0.13%, 02/01/2029	EUR	50	44
Reg. S, 1.00%, 04/18/2039	EUR	50	36
Reg. S, 1.50%, 06/25/2024	EUR	100	104
Reg. S, 2.50%, 07/04/2028	EUR	50	51
National Australia Bank Ltd., (Australia),
Reg. S, 0.25%, 05/20/2024	EUR	1,000	1,032
Reg. S, 0.63%, 09/18/2024	EUR	1,000	1,023
Reg. S, 0.75%, 01/30/2026	EUR	100	98
Reg. S, 1.25%, 05/18/2026	EUR	1,000	993
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,475
Reg. S, 2.13%, 05/24/2028	EUR	500	489
Reg. S, 2.35%, 08/30/2029	EUR	100	97
National Bank of Canada, (Canada),
Reg. S, 0.75%, 03/13/2025	EUR	100	101
5.25%, 01/17/2025		250	248
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	83
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	1,721
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	2,375	2,080
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	105
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	624
Reg. S, (GBP Swap Rate 1 Year + 1.49%), 2.88%, 09/19/2026 (aa)	GBP	2,000	2,274
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	4,332
Reg. S, (ICE LIBOR EUR 3 Month + 1.83%), 4.77%, 02/16/2029 (aa)	EUR	2,000	2,093
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		1,670	1,620
NatWest Markets plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	1,000	944
Reg. S, 2.00%, 08/27/2025	EUR	1,000	1,014
NIBC Bank NV, (Netherlands), Reg. S, 0.63%, 06/01/2026	EUR	100	97
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	92
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	95
Reg. S, 0.25%, 10/28/2026	EUR	20	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.50%, 06/29/2026	EUR	50	49
Reg. S, 3.13%, 02/20/2026	EUR	50	52
Nordea Bank Abp, (Finland),
Reg. S, (EUR Swap Rate 5 Year + 0.92%), 0.63%, 08/18/2031 (aa)	EUR	5,000	4,677
Reg. S, 4.13%, 05/05/2028	EUR	6,025	6,316
Nordea Hypotek AB, (Sweden),
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	300	27
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	2,200	190
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,200	99
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	164
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	93
Reg. S, 2.50%, 09/14/2032	EUR	100	97
NRW Bank, (Germany),
Reg. S, 0.00%, 07/28/2031	EUR	138	112
Reg. S, 0.10%, 07/09/2035	EUR	300	212
Reg. S, 0.25%, 03/10/2025	EUR	120	121
Reg. S, 0.38%, 12/16/2024	GBP	2,000	2,294
Reg. S, 0.38%, 05/16/2029	EUR	550	493
Reg. S, 0.50%, 05/26/2025	EUR	320	321
Reg. S, 0.50%, 06/17/2041	EUR	100	62
Reg. S, 0.75%, 06/30/2028	EUR	260	243
1.20%, 03/28/2039	EUR	100	75
1.25%, 05/13/2049	EUR	87	55
2.75%, 02/21/2029	EUR	500	513
Reg. S, 3.00%, 05/31/2030	EUR	500	518
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	4,616
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	79
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,000	131
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	25
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	300	42
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	137
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	143
Reg. S, 0.25%, 09/26/2024	EUR	300	306
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,167
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	90
Reg. S, 1.00%, 10/05/2027	EUR	100	96
Reg. S, 2.75%, 06/22/2026	EUR	100	103
Pfandbriefbank Schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	800	781
Series 675, Reg. S, 0.00%, 06/15/2027	CHF	50	51
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	40	28
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	100	103
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	202

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	92
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	200	196
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	200	159
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	200	192
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	54
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	700	721
Series 517, Reg. S, 0.00%, 04/02/2031	CHF	100	96
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	200	201
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	49
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	120	110
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	205	178
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	51
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	200	190
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	55
PNC Financial Services Group, Inc. (The),
(SOFR Compounded Index + 1.09%), 5.67%, 10/28/2025 (aa)		580	575
(United States SOFR + 1.32%), 5.81%, 06/12/2026 (aa)		180	179
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 09/14/2027	EUR	100	90
Raiffeisen Bank International AG, (Austria),
Reg. S, 0.25%, 01/22/2025	EUR	2,000	1,988
Reg. S, 3.88%, 03/16/2026	EUR	100	105
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	200	193
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	97
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	100
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	102
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	211
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	88
Reg. S, 0.63%, 09/10/2025	EUR	100	99
1.15%, 06/10/2025		100	93
Reg. S, 2.38%, 09/13/2027	EUR	150	151
3.63%, 05/04/2027		90	84
5.00%, 02/01/2033		55	51
5.20%, 08/01/2028		4,000	3,893
6.00%, 11/01/2027		30	30
Santander Consumer Bank A/S, (Norway), Reg. S, 0.13%, 02/25/2025	EUR	5,200	5,180
Santander Holdings USA, Inc.,
3.45%, 06/02/2025		45	43
(United States SOFR + 2.36%), 6.50%, 03/09/2029 (aa)		190	185
Santander UK Group Holdings plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.80%), 0.60%, 09/13/2029 (aa)	EUR	2,050	1,746
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		600	584
(United States SOFR + 1.22%), 2.47%, 01/11/2028 (aa)		480	418
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,212
Santander UK plc, (United Kingdom), Reg. S, 0.05%, 01/12/2027	EUR	100	93
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	1,475	1,513
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	448

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.25%, 11/24/2025	EUR	6,825	7,094
Reg. S, 3.25%, 05/04/2028	EUR	100	104
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	164
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	176
Societe Generale SA, (France),
Reg. S, 0.13%, 02/24/2026	EUR	1,000	961
Reg. S, 0.25%, 07/08/2027	EUR	2,900	2,642
Reg. S, (ICE LIBOR EUR 3 Month + 1.28%), 0.88%, 09/22/2028 (aa)	EUR	1,500	1,369
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	954
Reg. S, 1.13%, 01/23/2025	EUR	200	203
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 1.13%, 04/21/2026 (aa)	EUR	3,900	3,910
Reg. S, (EUR Swap Rate 5 Year + 1.60%), 1.13%, 06/30/2031 (aa)	EUR	1,000	931
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,003
Reg. S, 1.25%, 06/12/2030	EUR	2,000	1,691
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 1.50%, 05/30/2025 (aa)	EUR	500	519
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,683
Reg. S, 2.63%, 05/30/2029	EUR	1,000	971
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,307
Reg. S, 4.00%, 11/16/2027	EUR	8,000	8,368
Reg. S, (ICE LIBOR EUR 3 Month + 1.80%), 4.25%, 12/06/2030 (aa)	EUR	1,500	1,511
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,000	4,570
Reg. S, 0.13%, 05/12/2031	EUR	100	81
Reg. S, 1.00%, 01/30/2029	EUR	100	92
SpareBank 1 Oestlandet, (Norway),
Reg. S, 0.25%, 09/30/2024	EUR	600	608
Reg. S, 1.75%, 04/27/2027	EUR	1,000	972
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	727
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	4,411
Reg. S, 0.50%, 02/06/2026	EUR	100	98
SR-Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/10/2031	EUR	100	81
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	88
Reg. S, 0.50%, 07/11/2025	EUR	100	100
Reg. S, 3.63%, 06/20/2028	SEK	2,000	180
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	173
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	167
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	166
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	166
Standard Chartered plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 1.55%), 1.20%, 09/23/2031 (aa)	EUR	4,000	3,643
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,071
(CMT Index 1 Year + 1.18%), 2.61%, 01/12/2028 (e) (aa)		2,600	2,302

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc., (Japan),
1.47%, 07/08/2025		250	231
Reg. S, 1.55%, 06/15/2026	EUR	6,000	5,931
1.90%, 09/17/2028		400	331
5.46%, 01/13/2026		200	198
5.52%, 01/13/2028		200	197
5.71%, 01/13/2030		200	196
5.77%, 01/13/2033		760	744
5.78%, 07/13/2033		1,000	978
5.88%, 07/13/2026		1,335	1,334
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	100	90
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	869
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,003
Reg. S, 0.50%, 02/18/2030	EUR	1,875	1,569
Reg. S, 1.00%, 04/15/2025	EUR	2,000	2,018
Reg. S, (EUR Swap Rate 5 Year + 1.80%), 3.25%, 06/01/2033 (aa)	EUR	1,500	1,463
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,255
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	84
Reg. S, 0.63%, 10/30/2025	EUR	100	99
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	172
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	87
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	160
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)	EUR	1,500	1,420
Reg. S, 0.75%, 05/05/2025	EUR	1,300	1,301
Reg. S, 1.30%, 02/17/2027	EUR	1,000	951
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,580
Reg. S, 2.10%, 05/25/2027	EUR	1,000	982
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	1,500	1,468
Reg. S, 4.38%, 09/05/2030	EUR	10,000	10,331
Reg. S, (UK Gilts 5 Year + 3.80%), 7.27%, 11/15/2032 (aa)	GBP	6,000	7,253
Sydbank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 1.80%), 4.75%, 09/30/2025 (aa)	EUR	6,500	6,824
Toronto-Dominion Bank (The), (Canada),
1.25%, 09/10/2026		20	18
Reg. S, 1.71%, 07/28/2025	EUR	100	102
Reg. S, 1.95%, 04/08/2030	EUR	1,300	1,180
Reg. S, 2.88%, 04/05/2027	GBP	5,000	5,537
Reg. S, 3.72%, 03/13/2030	EUR	100	105
Reg. S, 3.77%, 09/08/2026	EUR	100	105
4.69%, 09/15/2027		515	495
5.52%, 07/17/2028		2,150	2,123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.,
1.20%, 08/05/2025		460	422
3.88%, 03/19/2029		1,400	1,229
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	349
(United States SOFR + 2.05%), 6.05%, 06/08/2027 (aa)		220	218
UBS AG, (Switzerland),
Reg. S, 0.50%, 03/31/2031	EUR	9,000	7,178
5.65%, 09/11/2028		589	581
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	875
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,052
Reg. S, 0.63%, 01/18/2033	EUR	15,500	11,146
Reg. S, 0.63%, 02/24/2033	EUR	1,000	731
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.80%), 1.00%, 03/21/2025 (aa)	EUR	3,000	3,118
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	207
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,439
Reg. S, 1.25%, 09/01/2026	EUR	1,000	964
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.13%, 10/13/2026 (aa)	EUR	900	903
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	756
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 2.75%, 06/15/2027 (aa)	EUR	5,000	4,998
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	2,600	2,365
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	597
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.35%), 3.13%, 06/15/2030 (aa)	EUR	1,500	1,445
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.55%), 4.38%, 01/11/2031 (aa)	EUR	2,000	2,044
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	45
Reg. S, 0.01%, 03/10/2031	EUR	125	102
Reg. S, 0.85%, 05/22/2034	EUR	50	40
Reg. S, 0.88%, 01/11/2029	EUR	100	92
Reg. S, 1.88%, 04/09/2024	EUR	100	105
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	68
UniCredit SpA, (Italy),
Reg. S, 0.33%, 01/19/2026	EUR	1,000	966
Reg. S, 0.38%, 10/31/2026	EUR	100	95
Reg. S, 0.50%, 04/09/2025	EUR	1,000	996
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.80%, 07/05/2029 (aa)	EUR	1,000	881
Reg. S, 0.85%, 01/19/2031	EUR	1,000	796
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)	EUR	1,000	935
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	3,275	3,298
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 1.25%, 06/25/2025 (aa)	EUR	1,000	1,032

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 1.63%, 07/03/2025 (aa)	EUR	500	517
Reg. S, 1.63%, 01/18/2032	EUR	1,000	815
Reg. S, 1.80%, 01/20/2030	EUR	1,000	873
Reg. S, 2.13%, 10/24/2026	EUR	1,000	992
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)	EUR	1,000	978
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,748
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)	EUR	9,350	9,531
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 4.80%, 01/17/2029 (aa)	EUR	5,000	5,271
Reg. S, (ICE LIBOR EUR 3 Month + 2.85%), 5.85%, 11/15/2027 (aa)	EUR	6,500	7,013
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	90
US Bancorp,
0.85%, 06/07/2024	EUR	800	824
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	1,688
(United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		20	19
(United States SOFR + 1.23%), 4.65%, 02/01/2029 (aa)		45	42
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		280	278
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		375	365
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	686
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	49
Virgin Money UK plc, (United Kingdom),
Reg. S, (SONIA Interest Rate Benchmark + 2.57%), 3.13%, 06/22/2025 (aa)	GBP	1,000	1,180
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	200	229
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,146
Wells Fargo & Co.,
Reg. S, 1.00%, 02/02/2027	EUR	1,000	946
Reg. S, 1.38%, 10/26/2026	EUR	1,000	968
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,000
Reg. S, 2.13%, 09/24/2031	GBP	1,000	919
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		92	88
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,514
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,440	1,639
(CME Term SOFR 3 Month + 1.43%), 3.20%, 06/17/2027 (aa)		1,590	1,477
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)	GBP	1,000	1,106
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,590
(United States SOFR + 1.51%), 3.53%, 03/24/2028 (aa)		370	340
3.90%, 05/01/2045		20	15
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		1,635	1,576
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		65	63
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		1,000	787
4.63%, 11/02/2035	GBP	1,500	1,618
4.75%, 12/07/2046		95	74
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,360	1,298

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,029
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	879
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		3,595	3,403
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,590	1,553
5.61%, 01/15/2044		24	21
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	87
Reg. S, 0.88%, 04/17/2027	EUR	1,000	949
Reg. S, 1.08%, 04/05/2027	EUR	100	96
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,337
Reg. S, 3.75%, 04/20/2028	EUR	100	105
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	94
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	229

			1,331,229

Diversified Financial Services — 0.9%
Aareal Bank AG, (Germany),
Reg. S, 3.13%, 02/13/2026	EUR	100	104
Reg. S, 4.50%, 07/25/2025	EUR	2,300	2,404
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	90
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		650	583
4.63%, 10/15/2027		190	178
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	88
American Express Co.,
2.25%, 03/04/2025		16	15
3.95%, 08/01/2025		370	358
4.90%, 02/13/2026		120	118
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		250	245
(United States SOFR + 1.84%), 5.04%, 05/01/2034 (aa)		550	507
(United States SOFR + 1.28%), 5.28%, 07/27/2029 (aa)		3,500	3,413
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		145	137
Ameriprise Financial, Inc., 5.15%, 05/15/2033		580	548
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	101
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	37
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	40	45
AXA Bank Europe SCF, (France),
Reg. S, 0.01%, 01/22/2027	EUR	100	94
Reg. S, 0.50%, 04/18/2025	EUR	100	100
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	105
BNP Paribas Home Loan SFH SA, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	103
Reg. S, 3.00%, 01/31/2030	EUR	100	102

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
BPCE SFH SA, (France),
Reg. S, 0.01%, 01/21/2027	EUR	100	94
Reg. S, 0.01%, 10/16/2028	EUR	100	88
Reg. S, 0.01%, 01/29/2036	EUR	100	67
Reg. S, 0.13%, 12/03/2030	EUR	100	82
Reg. S, 0.63%, 09/22/2027	EUR	100	94
Reg. S, 0.75%, 09/02/2025	EUR	100	100
Reg. S, 1.13%, 04/12/2030	EUR	100	90
Reg. S, 1.75%, 05/27/2032	EUR	100	91
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	86
Reg. S, 0.13%, 04/30/2027	EUR	100	93
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	1,914
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	825	848
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		170	166
Cboe Global Markets, Inc.,
1.63%, 12/15/2030		361	276
3.65%, 01/12/2027		505	479
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	105
Charles Schwab Corp. (The),
1.15%, 05/13/2026		390	346
5.88%, 08/24/2026		200	199
CI Financial Corp., (Canada), 4.10%, 06/15/2051		305	176
CME Group, Inc., 2.65%, 03/15/2032		203	165
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	3,776
Reg. S, 0.01%, 11/03/2031	EUR	100	79
Reg. S, 0.13%, 12/16/2024	EUR	100	101
Reg. S, 0.88%, 08/11/2028	EUR	100	93
Reg. S, 0.88%, 05/06/2034	EUR	100	79
Reg. S, 2.13%, 01/07/2030	EUR	100	97
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	95
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	4,457
Reg. S, 0.75%, 09/15/2027	EUR	100	95
Reg. S, 0.88%, 03/04/2032	EUR	100	84
Reg. S, 1.00%, 01/30/2029	EUR	100	92
Reg. S, 2.38%, 02/08/2028	EUR	100	100
Discover Financial Services, 4.10%, 02/09/2027		221	202
HSBC SFH France SA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100	96
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	4,000	3,925
Intercontinental Exchange, Inc.,
3.00%, 09/15/2060		215	122
3.65%, 05/23/2025		20	20
5.20%, 06/15/2062		140	122

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	950
2.75%, 10/15/2032		1,420	1,060
5.88%, 07/21/2028		1,445	1,415
Jyske Realkredit A/S, (Denmark),
Reg. S, 3.25%, 07/01/2030	EUR	100	103
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400	54
Series CCE, Reg. S, 1.00%, 10/01/2024	DKK	100	14
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 1.00%, 10/04/2028	EUR	100	93
Reg. S, 3.00%, 01/31/2031	EUR	100	102
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	97
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	1,000	87
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	77
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	81
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	700	54
LeasePlan Corp. NV, (Netherlands), Reg. S, 2.13%, 05/06/2025	EUR	3,000	3,064
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	1,949
Reg. S, 1.75%, 12/06/2027	EUR	800	775
Lseg Netherlands BV, (Netherlands),
Reg. S, 0.00%, 04/06/2025	EUR	1,500	1,490
Reg. S, 0.75%, 04/06/2033	EUR	1,000	775
Mastercard, Inc.,
1.00%, 02/22/2029	EUR	6,200	5,676
2.10%, 12/01/2027	EUR	8,025	8,006
2.95%, 06/01/2029		710	632
3.30%, 03/26/2027		80	75
3.35%, 03/26/2030		105	94
3.85%, 03/26/2050		160	123
4.88%, 03/09/2028		190	189
Nasdaq, Inc.,
1.75%, 03/28/2029	EUR	2,300	2,138
5.35%, 06/28/2028		100	98
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,955	1,809
2.17%, 07/14/2028		1,500	1,245
2.61%, 07/14/2031		1,255	960
3.00%, 01/22/2032		1,320	1,023
5.10%, 07/03/2025		2,700	2,649
6.07%, 07/12/2028		1,625	1,607
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2024 (e)	DKK	300	41
Reg. S, 1.00%, 04/01/2026 (e)	DKK	250	33

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
1.00%, 10/01/2026	DKK	500	66
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	27
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	65
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,189
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	288
Series PP, 1.40%, 07/15/2028		775	665
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	109
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	189	209
Reg. S, 2.00%, 01/23/2029	GBP	500	528
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 01/01/2025 (e)	DKK	700	96
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	134
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	42	4
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 06/02/2025	EUR	100	100
Reg. S, 0.50%, 01/28/2026	EUR	100	98
Reg. S, 1.38%, 05/05/2028	EUR	100	96
Reg. S, 1.75%, 05/05/2034	EUR	200	175
Sparebanken Vest Boligkreditt A/S, (Norway), Reg. S, 2.50%, 09/22/2027	EUR	100	101
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	99
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	2,000	174
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	85
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	58
Synchrony Financial, 2.88%, 10/28/2031		130	92
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,573
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026	GBP	2,000	2,302
Visa, Inc.,
2.00%, 06/15/2029	EUR	4,100	3,943
2.70%, 04/15/2040		130	91
3.65%, 09/15/2047		200	152
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	262
Western Union Co. (The), 1.35%, 03/15/2026		620	553

			83,641

Insurance — 1.8%
Aflac, Inc., 4.75%, 01/15/2049		40	33
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	3,700	3,112
Alleghany Corp.,
3.25%, 08/15/2051		135	87
3.63%, 05/15/2030		15	14

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Allianz Finance II BV, (Netherlands),
Reg. S, 0.50%, 11/22/2033	EUR	5,200	3,942
Series 62, Reg. S, 4.50%, 03/13/2043	GBP	1,500	1,643
Allianz SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 2.24%, 07/07/2045 (aa)	EUR	5,000	5,010
Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,500	2,578
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	6,000	5,764
American International Group, Inc., 1.88%, 06/21/2027	EUR	1,000	968
Aon Corp., 2.80%, 05/15/2030		50	42
Aon Corp. / Aon Global Holdings PLC,
2.90%, 08/23/2051		20	12
3.90%, 02/28/2052		143	102
Aon Global Ltd., (United Kingdom), 4.60%, 06/14/2044		10	8
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	106
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	463
Arthur J Gallagher & Co.,
2.40%, 11/09/2031		300	230
3.05%, 03/09/2052		70	41
3.50%, 05/20/2051		150	97
5.75%, 03/02/2053		240	220
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	1,000	920
Reg. S, (EUR Swap Rate 5 Year + 4.95%), 5.00%, 09/30/2024 (x) (aa)	EUR	1,000	1,039
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)	EUR	1,000	1,038
Assicurazioni Generali SpA, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	1,000	790
Reg. S, 2.43%, 07/14/2031	EUR	1,000	856
Reg. S, 4.13%, 05/04/2026	EUR	100	105
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	770	794
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028		500	500
Athene Global Funding,
Reg. S, 1.24%, 04/08/2024	EUR	1,300	1,348
2.50%, 01/14/2025 (e)		20	19
Athene Holding Ltd., (Bermuda), 3.95%, 05/25/2051		55	36
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	492
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)	EUR	1,000	1,008
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.88%, 07/03/2044 (aa)	EUR	1,000	1,041
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	754
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	521

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)	EUR	1,225	982
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,900	1,893
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (x) (aa)	EUR	5,000	5,117
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 4.25%, 03/10/2043 (aa)	EUR	1,200	1,142
Reg. S, (SONIA Interest Rate Benchmark + 2.87%), 6.69%, 07/06/2026 (x) (aa)	GBP	375	452
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	1,992
2.38%, 06/19/2039	GBP	825	673
2.85%, 10/15/2050		15	9
3.85%, 03/15/2052		395	294
4.20%, 08/15/2048		25	21
Berkshire Hathaway, Inc.,
0.00%, 03/12/2025	EUR	1,900	1,898
2.15%, 03/15/2028	EUR	1,000	985
BNP Paribas Cardif SA, (France),
Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,014
Reg. S, (ICE LIBOR EUR 3 Month + 3.93%), 4.03%, 11/25/2025 (x) (aa)	EUR	6,000	6,099
Brown & Brown, Inc., 4.95%, 03/17/2052		220	175
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	4,287
Chubb INA Holdings, Inc.,
0.88%, 12/15/2029	EUR	1,000	866
1.40%, 06/15/2031	EUR	1,000	855
1.55%, 03/15/2028	EUR	3,000	2,843
Cloverie PLC for Zurich Insurance Co. Ltd., (Ireland),
Reg. S, 1.50%, 12/15/2028	EUR	1,000	942
Reg. S, 1.75%, 09/16/2024	EUR	500	516
CNA Financial Corp., 2.05%, 08/15/2030		2,500	1,952
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	87
Reg. S, 1.25%, 01/27/2029	EUR	700	610
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)	EUR	1,000	840
Corebridge Financial, Inc.,
3.50%, 04/04/2025		40	38
4.35%, 04/05/2042		155	117
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	5,000	4,239
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 4.25%, 01/13/2025 (x) (aa)	EUR	3,000	3,085
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	102
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		611	461
4.95%, 06/01/2029		10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/2052		82	49
3.50%, 10/15/2050		745	477
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031		2,000	1,627
4.85%, 04/17/2028		375	355
5.63%, 08/16/2032		1,440	1,346
Hannover Rueck SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)	EUR	1,000	831
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)	EUR	4,600	4,950
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	525
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	855
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	675
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,083
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		830	557
5.50%, 06/15/2052 (e)		495	424
Loews Corp., 3.20%, 05/15/2030		10	9
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	856
Markel Group, Inc., 3.45%, 05/07/2052		1,000	635
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	5,050	4,672
2.90%, 12/15/2051		780	465
4.20%, 03/01/2048		850	656
4.75%, 03/15/2039		179	157
4.90%, 03/15/2049		290	251
MetLife, Inc.,
Reg. S, 5.38%, 12/09/2024	GBP	1,000	1,209
5.38%, 07/15/2033		500	481
Metropolitan Life Global Funding I,
Reg. S, 0.50%, 05/25/2029	EUR	500	431
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,377
Reg. S, 0.63%, 12/08/2027	GBP	1,000	1,000
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,012
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,082
Reg. S, 1.75%, 05/25/2025	EUR	1,000	1,017
Reg. S, 3.50%, 09/30/2026	GBP	2,000	2,304
Reg. S, 4.13%, 09/02/2025	GBP	1,000	1,186
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 1.00%, 05/26/2042 (aa)	EUR	15,800	11,899
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 1.25%, 05/26/2041 (aa)	EUR	5,000	4,002

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Reg. S, (ICE LIBOR EUR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	2,000	1,914
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,735
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	9,906
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,379
Old Republic International Corp., 3.85%, 06/11/2051		85	56
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,213
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	517
Principal Financial Group, Inc.,
3.10%, 11/15/2026		1,400	1,296
5.50%, 03/15/2053		190	168
Progressive Corp. (The),
3.70%, 03/15/2052		150	106
4.13%, 04/15/2047		20	16
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	1,840
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		882	830
Sampo OYJ, (Finland),
Reg. S, 2.25%, 09/27/2030	EUR	1,000	986
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	1,025	828
SCOR SE, (France), Reg. S, (EUR Swap Rate 10 Year + 3.25%), 3.00%, 06/08/2046 (aa)	EUR	5,600	5,581
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	2,500	2,626
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		140	133
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	436
Reg. S, (ICE LIBOR EUR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	386
Reg. S, (ICE LIBOR EUR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	534
Unum Group,
4.00%, 06/15/2029		2,105	1,894
4.13%, 06/15/2051		980	643
5.75%, 08/15/2042		25	22
W R Berkley Corp., 4.00%, 05/12/2050		700	494
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	372
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	6,054

			172,751

Investment Companies — 0.1%
Ares Capital Corp., 2.15%, 07/15/2026		385	338
Barings BDC, Inc., 3.30%, 11/23/2026		20	18
Blackstone Private Credit Fund, 3.25%, 03/15/2027		195	169
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		23	19
Blue Owl Capital Corp., 2.88%, 06/11/2028		265	218

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
FS KKR Capital Corp.,
2.63%, 01/15/2027		275	235
3.13%, 10/12/2028		255	208
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	4
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	289
Reg. S, 1.50%, 09/12/2030	EUR	700	631
Reg. S, 2.75%, 06/10/2032	EUR	1,000	955
Main Street Capital Corp., 3.00%, 07/14/2026		165	146
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	933
Reg. S, 1.00%, 03/10/2034	EUR	600	456
Oaktree Specialty Lending Corp., 7.10%, 02/15/2029		300	290
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,300	4,118
Reg. S, 3.25%, 02/15/2027	EUR	1,000	1,040
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	4,400	3,570

			13,637

Private Equity — 0.2%
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	16,925	17,417
Reg. S, 5.75%, 12/03/2032	GBP	350	420
Intermediate Capital Group plc, (United Kingdom),
Reg. S, 1.63%, 02/17/2027	EUR	1,000	924
Reg. S, 2.50%, 01/28/2030	EUR	1,500	1,232

			19,993

Real Estate — 0.8%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,207
Akelius Residential Property Financing BV, (Netherlands),
Reg. S, 0.75%, 02/22/2030	EUR	2,000	1,542
Reg. S, 1.00%, 01/17/2028	EUR	1,000	865
Aroundtown SA, (Luxembourg), Reg. S, 0.00%, 07/16/2026	EUR	3,800	3,229
Balder Finland OYJ, (Finland),
Reg. S, 1.00%, 01/18/2027	EUR	2,000	1,693
Reg. S, 1.00%, 01/20/2029	EUR	1,000	716
Reg. S, 2.00%, 01/18/2031	EUR	9,400	6,410
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	783
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,070
Reg. S, 2.00%, 02/15/2024	EUR	500	522
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,014
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	56
CBRE Services, Inc.,
2.50%, 04/01/2031		15	12
4.88%, 03/01/2026		20	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	836
Reg. S, 1.88%, 09/07/2051	GBP	500	269
Reg. S, 2.63%, 01/18/2029	GBP	200	210
CPI Property Group SA, (Luxembourg),
Reg. S, 1.50%, 01/27/2031	EUR	2,000	1,175
Reg. S, 1.75%, 01/14/2030	EUR	1,000	660
Reg. S, 2.75%, 01/22/2028	GBP	1,800	1,546
CTP NV, (Netherlands),
Reg. S, 0.50%, 06/21/2025	EUR	2,865	2,761
Reg. S, 0.63%, 11/27/2023	EUR	750	786
Reg. S, 0.63%, 09/27/2026	EUR	3,500	3,144
Reg. S, 0.88%, 01/20/2026	EUR	1,000	939
Reg. S, 1.25%, 06/21/2029	EUR	600	475
Reg. S, 1.50%, 09/27/2031	EUR	2,500	1,862
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	400
Reg. S, 1.00%, 04/30/2025	EUR	2,000	1,987
Reg. S, 1.30%, 04/07/2041	EUR	500	304
Reg. S, 1.50%, 04/30/2030	EUR	2,000	1,754
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	4,000	3,367
Reg. S, 1.88%, 01/23/2026	EUR	2,000	1,856
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,081
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	793
HOWOGE Wohnungsbaugesellschaft mbH, (Germany), Reg. S, 1.13%, 11/01/2033	EUR	100	75
Kojamo OYJ, (Finland),
Reg. S, 0.88%, 05/28/2029	EUR	1,000	767
Reg. S, 2.00%, 03/31/2026	EUR	1,000	956
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	889
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,529
Reg. S, 0.88%, 01/14/2031	EUR	400	289
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,136
Reg. S, 2.25%, 05/13/2025	EUR	2,000	2,005
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 03/31/2032	GBP	1,000	909
Reg. S, 2.00%, 10/20/2038	GBP	425	314
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,311
Reg. S, 2.75%, 07/20/2057	GBP	425	274
Reg. S, 3.13%, 02/28/2053	GBP	500	365
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	26	28

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
NE Property BV, (Netherlands),
Reg. S, 1.75%, 11/23/2024	EUR	500	507
Reg. S, 1.88%, 10/09/2026	EUR	1,000	936
Reg. S, 2.00%, 01/20/2030	EUR	500	404
Reg. S, 3.38%, 07/14/2027	EUR	500	487
Notting Hill Genesis, (United Kingdom),
Reg. S, 2.00%, 06/03/2036	GBP	2,800	2,223
Reg. S, 3.25%, 10/12/2048	GBP	1,000	770
Reg. S, 4.38%, 02/20/2054	GBP	500	462
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,095
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	438
4.13%, 02/01/2029 (e)		2,100	1,877
Optivo Finance plc, (United Kingdom),
Reg. S, 3.28%, 03/22/2048	GBP	2,000	1,554
Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,091
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,055
P3 Group Sarl, (Luxembourg), Reg. S, 0.88%, 01/26/2026	EUR	490	460
Sagax AB, (Sweden), Reg. S, 2.25%, 03/13/2025	EUR	1,000	1,012
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026	EUR	1,000	974
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	1,000	960
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	42	50
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	78	102
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	32	38
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	286
Reg. S, 1.00%, 01/28/2041	EUR	1,100	589
Series DIP, Reg. S, 1.50%, 03/31/2025	EUR	2,000	2,026
Vonovia SE, (Germany), Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,238

			77,824

REITS — 0.9%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	905
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	400	306
American Tower Corp.,
0.88%, 05/21/2029	EUR	1,000	861
1.38%, 04/04/2025	EUR	2,050	2,076
1.95%, 05/22/2026	EUR	1,000	994
5.80%, 11/15/2028		300	298
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,027
4.13%, 06/15/2026		2,300	2,167
4.13%, 05/15/2029		875	779
Carmila SA, (France),
Reg. S, 1.63%, 05/30/2027	EUR	1,000	954
Reg. S, 2.38%, 09/16/2024	EUR	1,000	1,034

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
EPR Properties,
3.60%, 11/15/2031		790	586
3.75%, 08/15/2029		160	128
Equinix, Inc.,
0.25%, 03/15/2027	EUR	3,900	3,600
1.00%, 03/15/2033	EUR	3,500	2,729
1.45%, 05/15/2026		200	178
2.63%, 11/18/2024		85	82
2.90%, 11/18/2026		200	184
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	605
5.38%, 04/15/2026		1,500	1,455
5.75%, 06/01/2028		215	206
Goodman Australia Finance Pty Ltd., (Australia), Reg. S, 1.38%, 09/27/2025	EUR	2,758	2,729
Hammerson Ireland Finance DAC, (Ireland), Reg. S, 1.75%, 06/03/2027	EUR	9,733	8,746
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	1,400	1,626
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,183
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/2031		415	319
Kimco Realty OP LLC, 2.70%, 10/01/2030		1,900	1,528
Klepierre SA, (France),
Reg. S, 0.88%, 02/17/2031	EUR	1,000	808
Reg. S, 1.63%, 12/13/2032	EUR	1,000	826
Reg. S, 2.00%, 05/12/2029	EUR	1,000	934
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	972
Reg. S, 2.50%, 02/28/2029	EUR	2,000	1,771
Merlin Properties Socimi SA, (Spain),
Reg. S, 1.38%, 06/01/2030	EUR	1,000	826
Reg. S, 2.38%, 07/13/2027	EUR	1,000	980
MPT Operating Partnership LP / MPT Finance Corp., 0.99%, 10/15/2026	EUR	1,650	1,234
National Health Investors, Inc., 3.00%, 02/01/2031		231	169
Omega Healthcare Investors, Inc.,
3.25%, 04/15/2033		155	113
4.50%, 04/01/2027		16	15
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	3,790
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	2,725	2,478
Prologis LP,
2.25%, 06/30/2029	GBP	1,600	1,616
4.88%, 06/15/2028		150	146
5.25%, 06/15/2053		120	108
Public Storage Operating Co.,
0.50%, 09/09/2030	EUR	1,500	1,214
0.88%, 02/15/2026		50	45
1.50%, 11/09/2026		200	179

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
1.85%, 05/01/2028		300	257
1.95%, 11/09/2028		900	762
2.25%, 11/09/2031		165	129
2.30%, 05/01/2031		65	52
3.09%, 09/15/2027		110	101
3.39%, 05/01/2029		145	131
5.35%, 08/01/2053		75	68
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	182
1.75%, 07/13/2033	GBP	1,100	911
3.10%, 12/15/2029		800	693
5.13%, 07/06/2034	EUR	1,700	1,781
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia),
Reg. S, 1.45%, 03/28/2029	EUR	2,000	1,754
Reg. S, 1.75%, 04/11/2028	EUR	2,000	1,833
Scentre Group Trust 1, (Australia),
Reg. S, 2.25%, 07/16/2024	EUR	2,000	2,069
Reg. S, 3.88%, 07/16/2026	GBP	554	634
Simon International Finance SCA, (Luxembourg), Reg. S, 1.25%, 05/13/2025	EUR	2,325	2,336
Simon Property Group LP,
1.38%, 01/15/2027		70	61
3.50%, 09/01/2025		50	48
5.85%, 03/08/2053		130	120
Tanger Properties LP, 2.75%, 09/01/2031		350	253
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,202
VICI Properties LP,
4.75%, 02/15/2028		485	454
4.95%, 02/15/2030		1,645	1,504
Welltower OP LLC,
2.75%, 01/15/2031		50	40
3.10%, 01/15/2030		2,400	2,032
4.50%, 01/15/2024		3,500	3,480
4.50%, 12/01/2034	GBP	300	303
4.80%, 11/20/2028	GBP	1,650	1,885
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,329
WP Carey, Inc., 2.25%, 04/01/2033		1,000	714
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	1,454
1.35%, 04/15/2028	EUR	825	743
2.13%, 04/15/2027	EUR	1,800	1,742

			87,566

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,081
Nationwide Building Society, (United Kingdom),
Reg. S, 0.25%, 07/22/2025	EUR	2,000	1,971
Reg. S, 0.63%, 03/25/2027	EUR	100	95
Reg. S, 5.63%, 01/28/2026	GBP	100	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Savings & Loans — continued
Yorkshire Building Society, (United Kingdom),
Reg. S, 0.01%, 10/13/2027	EUR	100	91
Reg. S, 0.01%, 11/16/2028	EUR	5,000	4,353

			11,714

Total Financial			1,798,355

Government — 3.1%
Multi-National — 3.1%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	938
0.50%, 03/22/2027	EUR	1,000	957
0.50%, 03/21/2029	EUR	3,000	2,720
0.88%, 05/24/2028	EUR	400	378
2.25%, 09/14/2029	EUR	2,000	1,983
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,052
0.35%, 07/16/2025	EUR	700	698
0.75%, 12/07/2027	GBP	5,000	5,172
1.40%, 02/06/2037	EUR	7,000	5,709
1.63%, 03/15/2024		100	98
1.95%, 07/22/2032	EUR	10,000	9,382
2.00%, 01/22/2025		300	287
2.50%, 12/19/2024	GBP	2,000	2,354
4.13%, 09/27/2024		2,140	2,110
6.22%, 08/15/2027		100	104
Asian Infrastructure Investment Bank (The), (Supranational),
0.50%, 10/30/2024		495	468
Reg. S, 4.38%, 06/11/2026	GBP	11,000	13,118
4.88%, 09/14/2026		620	619
Corp. Andina de Fomento, (Supranational),
Reg. S, 0.25%, 02/04/2026	EUR	2,000	1,916
Reg. S, 1.13%, 02/13/2025	EUR	10,000	10,094
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 04/09/2027	EUR	2,000	1,879
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,152
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,464
Reg. S, 0.38%, 03/27/2025	EUR	175	176
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,379
Reg. S, 0.75%, 06/09/2025	EUR	50	50
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,054
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	300	217
5.50%, 06/07/2032	GBP	300	378
European Bank for Reconstruction & Development, (Supranational), 0.50%, 05/19/2025		135	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
European Investment Bank, (Supranational),
0.00%, 03/15/2024	EUR	300	312
Reg. S, 0.00%, 03/25/2025	EUR	5,000	5,015
Reg. S, 0.00%, 03/13/2026	EUR	700	683
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,406
Reg. S, 0.00%, 09/28/2028	EUR	1,000	900
Zero Coupon, 05/28/2037 (e)	CAD	150	56
Reg. S, 0.01%, 11/15/2035	EUR	4,200	2,913
Reg. S, 0.01%, 05/15/2041	EUR	15,000	8,377
Reg. S, 0.05%, 11/15/2029	EUR	10,000	8,707
0.05%, 01/16/2030	EUR	17,900	15,492
Reg. S, 0.05%, 10/13/2034	EUR	19,000	13,815
Reg. S, 0.10%, 10/15/2026	EUR	5,000	4,807
Reg. S, 0.13%, 12/14/2026	GBP	1,875	1,975
Reg. S, 0.13%, 06/20/2029	EUR	6,000	5,317
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,402
0.38%, 07/16/2025	EUR	25,000	25,024
0.38%, 03/26/2026		1,300	1,162
Reg. S, 0.38%, 04/14/2026	EUR	3,000	2,944
0.50%, 01/15/2027	EUR	2,000	1,935
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,396
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,200
0.88%, 09/13/2047	EUR	200	118
Reg. S, 1.00%, 03/14/2031	EUR	20,000	17,931
Reg. S, 1.00%, 04/14/2032	EUR	3,275	2,858
Reg. S, 1.38%, 03/07/2025	GBP	100	116
Reg. S, 1.50%, 06/15/2032	EUR	11,000	10,007
2.75%, 08/15/2025		600	574
Reg. S, 2.75%, 09/15/2025	EUR	10,000	10,433
Reg. S, 2.75%, 07/30/2030	EUR	30,000	30,576
2.75%, 09/13/2030	EUR	230	235
3.13%, 12/14/2023		250	249
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,103
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,300
4.50%, 10/15/2025	EUR	10,000	10,783
4.50%, 10/16/2028		720	714
Reg. S, 4.50%, 03/07/2044	GBP	3,000	3,394
5.00%, 04/15/2039	GBP	3,500	4,294
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	646
Series 1981, 2.63%, 03/15/2035	EUR	40	39
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	3,471
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,600	1,398
Inter-American Development Bank, (Supranational),
0.50%, 09/23/2024		750	713
0.88%, 04/20/2026		400	361
1.25%, 12/15/2025	GBP	2,000	2,246
1.50%, 01/13/2027		1,000	898

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
2.13%, 01/15/2025		290	278
2.38%, 08/03/2029	GBP	1,000	1,076
3.00%, 02/21/2024		100	99
6.75%, 07/15/2027		700	741
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	951
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,518
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,051
Reg. S, 0.70%, 01/17/2042	EUR	1,000	636
Reg. S, 2.50%, 01/15/2038	EUR	4,000	3,700
International Finance Corp., (Supranational),
0.25%, 12/15/2025	GBP	1,000	1,098
Reg. S, 1.38%, 03/07/2025	GBP	1,000	1,156
3.63%, 09/15/2025		2,120	2,061
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	201

			304,892

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	133
Reg. S, 4.00%, 09/12/2033	GBP	300	319

			452

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	670
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	46

			716

Total Government			306,060

Industrial — 2.9%
Aerospace/Defense — 0.3%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	6,700	6,112
Reg. S, 2.00%, 04/07/2028	EUR	1,100	1,078
Reg. S, 2.38%, 04/07/2032	EUR	1,000	937
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,041
Boeing Co. (The),
3.45%, 11/01/2028		100	90
4.88%, 05/01/2025		2,687	2,641
5.71%, 05/01/2040		2,405	2,218
5.81%, 05/01/2050		145	132
5.93%, 05/01/2060		260	233
General Dynamics Corp.,
2.25%, 06/01/2031		300	242
3.75%, 05/15/2028		85	80
Hexcel Corp., 4.20%, 02/15/2027		520	482
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,539
Leonardo SpA, (Italy), Reg. S, 4.88%, 03/24/2025	EUR	1,600	1,696

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
Lockheed Martin Corp.,
3.80%, 03/01/2045		300	230
4.09%, 09/15/2052		35	28
4.15%, 06/15/2053		400	315
4.30%, 06/15/2062		324	253
4.70%, 05/15/2046		360	316
4.75%, 02/15/2034		300	284
5.10%, 11/15/2027		400	398
5.20%, 02/15/2055		120	111
5.70%, 11/15/2054		290	289
5.90%, 11/15/2063		185	188
RTX Corp.,
2.15%, 05/18/2030	EUR	1,500	1,380
2.82%, 09/01/2051		200	114
3.20%, 03/15/2024		30	30
3.95%, 08/16/2025		96	93
7.20%, 08/15/2027		20	21
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	964
Reg. S, 0.75%, 03/17/2031	EUR	5,500	4,644
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	3,800	3,646
Reg. S, 0.75%, 01/23/2025	EUR	1,000	1,011
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,755

			34,591

Building Materials — 0.5%
Carrier Global Corp.,
2.24%, 02/15/2025		20	19
2.49%, 02/15/2027		10	9
3.38%, 04/05/2040		100	72
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,000	930
Crh Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,674
CRH SMW Finance DAC, (Ireland),
Reg. S, 1.25%, 11/05/2026	EUR	1,000	973
Reg. S, 4.00%, 07/11/2027	EUR	5,000	5,270
Reg. S, 4.25%, 07/11/2035	EUR	7,600	7,732
Eagle Materials, Inc., 2.50%, 07/01/2031		461	360
Fortune Brands Innovations, Inc., 4.50%, 03/25/2052		30	22
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	3,825	3,724
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 11/29/2026	EUR	500	474
Reg. S, 0.50%, 09/03/2030	EUR	500	404
Reg. S, 0.50%, 04/23/2031	EUR	1,000	790
Reg. S, 0.63%, 04/06/2030	EUR	4,350	3,614
Reg. S, 0.63%, 01/19/2033	EUR	500	373
Reg. S, 1.50%, 04/06/2025	EUR	5,000	5,078
Reg. S, 2.25%, 05/26/2028	EUR	2,000	1,951
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.07%), 3.00%, 04/05/2024 (x) (aa)	EUR	500	514

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 3.00%, 05/12/2032	GBP	3,500	3,381
Imerys SA, (France),
Reg. S, 1.50%, 01/15/2027	EUR	3,000	2,899
Reg. S, 2.00%, 12/10/2024	EUR	1,000	1,027
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland),
0.38%, 09/15/2027	EUR	1,000	912
1.00%, 09/15/2032	EUR	1,000	809
3.00%, 09/15/2028	EUR	1,000	1,002
Lennox International, Inc.,
1.35%, 08/01/2025		12	11
5.50%, 09/15/2028		265	260
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		96	60
4.25%, 07/02/2024		40	39
Owens Corning, 3.95%, 08/15/2029		500	454
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		15	12
Vulcan Materials Co.,
3.50%, 06/01/2030		60	52
4.70%, 03/01/2048		440	364
5.80%, 03/01/2026		240	239

			45,504

Electrical Components & Equipments — 0.1%
Emerson Electric Co.,
1.25%, 10/15/2025	EUR	1,000	1,002
1.95%, 10/15/2030		200	160
2.00%, 12/21/2028		25	21
2.00%, 10/15/2029	EUR	1,500	1,430
2.80%, 12/21/2051		169	102
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	920
Reg. S, 1.00%, 03/06/2026	EUR	1,000	986
Reg. S, 1.88%, 07/06/2032	EUR	1,000	937
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	573
Reg. S, 2.38%, 05/11/2027	EUR	175	172

			6,303

Electronics — 0.3%
Agilent Technologies, Inc.,
2.30%, 03/12/2031		425	337
2.75%, 09/15/2029		60	51
3.05%, 09/22/2026		275	256
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		20	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — continued
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	2,525	2,459
Arrow Electronics, Inc., 6.13%, 03/01/2026		480	478
Assa Abloy AB, (Sweden),
Reg. S, 3.88%, 09/13/2030	EUR	4,550	4,776
Reg. S, 4.13%, 09/13/2035	EUR	5,575	5,800
Avnet, Inc., 5.50%, 06/01/2032		60	55
Flex Ltd., (Singapore),
3.75%, 02/01/2026		220	209
4.88%, 06/15/2029		164	153
4.88%, 05/12/2030		175	164
Honeywell International, Inc.,
0.75%, 03/10/2032	EUR	2,500	2,019
2.25%, 02/22/2028	EUR	1,500	1,482
4.13%, 11/02/2034	EUR	3,700	3,837
4.50%, 01/15/2034		650	604
Hubbell, Inc., 2.30%, 03/15/2031		399	317
Jabil, Inc.,
1.70%, 04/15/2026		150	135
5.45%, 02/01/2029		350	340
Keysight Technologies, Inc.,
3.00%, 10/30/2029		245	210
4.55%, 10/30/2024		250	246
4.60%, 04/06/2027		55	53
Tyco Electronics Group SA, (Luxembourg),
0.00%, 02/14/2025	EUR	1,000	1,000
0.00%, 02/16/2029	EUR	1,000	864
Vontier Corp., 2.95%, 04/01/2031		485	374

			26,238

Engineering & Construction — 0.6%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,649
Reg. S, 3.38%, 01/16/2031	EUR	10,000	10,160
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	455
Reg. S, 1.50%, 07/02/2032	EUR	200	173
Reg. S, 2.13%, 10/02/2026	EUR	200	201
Reg. S, 2.75%, 06/05/2028	EUR	100	101
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,453
Cellnex Finance Co. SA, (Spain),
Reg. S, 2.00%, 02/15/2033	EUR	1,200	977
Reg. S, 2.25%, 04/12/2026	EUR	2,000	1,995
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	288
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	100	84
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	878
Reg. S, 1.38%, 03/31/2025	EUR	1,000	1,015
Reg. S, 1.38%, 05/14/2026	EUR	1,000	989

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	308
Reg. S, 6.45%, 12/10/2031	GBP	225	280
Reg. S, 6.75%, 12/03/2026	GBP	150	187
HOCHTIEF AG, (Germany),
Reg. S, 0.50%, 09/03/2027	EUR	3,500	3,238
Reg. S, 0.63%, 04/26/2029	EUR	17,528	15,011
Reg. S, 1.75%, 07/03/2025	EUR	1,500	1,518
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	948
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	277
Reg. S, 0.75%, 04/22/2033	EUR	200	156
Sydney Airport Finance Co. Pty Ltd., (Australia),
Reg. S, 1.75%, 04/26/2028	EUR	1,000	954
Reg. S, 2.75%, 04/23/2024	EUR	500	524
Technip Energies NV, (Netherlands), Reg. S, 1.13%, 05/28/2028	EUR	10,252	9,344
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,008
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	3,075	2,930

			59,101

Environmental Control — 0.0% (g)
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	168
3.20%, 06/01/2032		50	42
4.25%, 12/01/2028		250	236

			446

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp.,
6.05%, 02/15/2026 (e)		620	613
6.30%, 02/15/2030 (e)		159	153
Snap-on, Inc., 3.10%, 05/01/2050		30	20

			786

Machinery - Construction & Mining — 0.0% (g)
Caterpillar Financial Services Corp.,
0.80%, 11/13/2025		150	136
4.90%, 01/17/2025		200	199
Caterpillar, Inc., 4.75%, 05/15/2064		100	86
Oshkosh Corp., 3.10%, 03/01/2030		350	299
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	989
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,036
Siemens Energy Finance BV, (Netherlands), Reg. S, 4.25%, 04/05/2029	EUR	2,000	2,009

			4,754

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — 0.2%
AGCO International Holdings BV, (Netherlands), Reg. S, 0.80%, 10/06/2028	EUR	6,200	5,420
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	1,325	1,285
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	429
Reg. S, 0.75%, 02/08/2032	EUR	500	413
CNH Industrial Capital LLC, 3.95%, 05/23/2025		1,065	1,032
Dover Corp.,
0.75%, 11/04/2027	EUR	1,000	928
1.25%, 11/09/2026	EUR	1,000	972
Highland Holdings Sarl, (Luxembourg),
0.32%, 12/15/2026	EUR	1,500	1,410
0.93%, 12/15/2031	EUR	2,050	1,665
IDEX Corp.,
2.63%, 06/15/2031		1,445	1,159
3.00%, 05/01/2030		332	281
Ingersoll Rand, Inc.,
5.40%, 08/14/2028		430	423
5.70%, 08/14/2033		545	527
John Deere Capital Corp.,
4.75%, 01/20/2028		500	491
5.15%, 03/03/2025		5	5
Nordson Corp.,
5.60%, 09/15/2028		505	500
5.80%, 09/15/2033		790	772
nVent Finance Sarl, (Luxembourg), 5.65%, 05/15/2033		655	610
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	19
2.29%, 04/05/2027		200	179
3.36%, 02/15/2050		10	7
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		350	332
4.15%, 03/15/2024		1,800	1,783

			20,642

Miscellaneous Manufacturers — 0.5%
Alfa Laval Treasury International AB, (Sweden), Reg. S, 0.88%, 02/18/2026	EUR	3,500	3,431
Eaton Capital Unlimited Co., (Ireland),
Reg. S, 0.13%, 03/08/2026	EUR	10,000	9,617
Reg. S, 0.58%, 03/08/2030	EUR	1,500	1,280
Reg. S, 0.70%, 05/14/2025	EUR	2,525	2,525
Reg. S, 0.75%, 09/20/2024	EUR	1,000	1,024
Eaton Corp.,
4.15%, 11/02/2042		145	118
4.35%, 05/18/2028		70	67
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	2,950	3,536
General Electric Co.,
1.50%, 05/17/2029	EUR	1,000	928
1.88%, 05/28/2027	EUR	1,000	982
Reg. S, 4.13%, 09/19/2035	EUR	1,000	1,030
Reg. S, 4.88%, 09/18/2037	GBP	4,000	4,147

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Miscellaneous Manufacturers — continued
Illinois Tool Works, Inc.,
0.63%, 12/05/2027	EUR	1,000	932
1.00%, 06/05/2031	EUR	500	433
Parker-Hannifin Corp., 1.13%, 03/01/2025	EUR	1,650	1,670
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,150	1,971
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	21
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	12,602	12,451
Teledyne Technologies, Inc., 1.60%, 04/01/2026		170	154
Textron, Inc., 2.45%, 03/15/2031		1,000	795
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,386

			48,498

Packaging & Containers — 0.1%
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,405
Ball Corp., 0.88%, 03/15/2024	EUR	1,200	1,245
Berry Global, Inc., 5.50%, 04/15/2028 (e)		615	594
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	4,300	4,100
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,430

			8,774

Transportation — 0.3%
Aurizon Network Pty Ltd., (Australia),
Reg. S, 2.00%, 09/18/2024	EUR	1,000	1,034
Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,025
Brambles Finance plc, (United Kingdom), Reg. S, 1.50%, 10/04/2027	EUR	1,000	969
Burlington Northern Santa Fe LLC,
2.88%, 06/15/2052		380	234
3.00%, 04/01/2025		160	155
3.30%, 09/15/2051		20	13
4.15%, 04/01/2045		50	40
4.45%, 01/15/2053		75	62
4.55%, 09/01/2044		170	143
4.95%, 09/15/2041		700	631
5.20%, 04/15/2054		900	824
5.40%, 06/01/2041		70	66
Canadian National Railway Co., (Canada), 4.40%, 08/05/2052		160	133
Canadian Pacific Railway Co., (Canada),
3.10%, 12/02/2051		210	131
4.20%, 11/15/2069		10	7
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	131
Reg. S, 0.35%, 09/29/2031	EUR	100	82
Reg. S, 0.50%, 04/09/2027	EUR	140	134
Reg. S, 1.00%, 12/17/2027	EUR	300	287

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Reg. S, 1.13%, 12/18/2028	EUR	300	281
Reg. S, 1.13%, 05/29/2051	EUR	112	61
Reg. S, 1.38%, 03/28/2031	EUR	2,000	1,801
Reg. S, 1.38%, 04/16/2040	EUR	50	36
Reg. S, 1.50%, 08/26/2024	CHF	500	544
Reg. S, 1.63%, 08/16/2033	EUR	189	166
Reg. S, 1.88%, 02/13/2026	GBP	6,000	6,799
Reg. S, 1.88%, 05/24/2030	EUR	300	284
1.99%, 07/08/2030	AUD	200	101
Reg. S, 3.25%, 05/19/2033	EUR	300	304
Reg. S, 3.50%, 09/27/2024	AUD	300	190
Reg. S, 3.63%, 12/18/2037	EUR	390	392
Reg. S, 3.75%, 10/29/2025	AUD	1,000	625
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	1,416
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,190
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 1.50%, 06/27/2025	EUR	510	515
Reg. S, 4.50%, 05/23/2033	EUR	200	206
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	168
Reg. S, 0.38%, 09/17/2027	EUR	100	92
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,242
Reg. S, 1.00%, 09/17/2034	EUR	200	153
Reg. S, 1.38%, 04/21/2032	EUR	1,000	853
Reg. S, 2.63%, 09/14/2028	EUR	100	100
Reg. S, 4.00%, 06/12/2035	EUR	200	206
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	227
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	324
3.00%, 10/24/2033	EUR	200	203
Reg. S, 3.38%, 05/18/2032	EUR	4	4
Reg. S, 3.88%, 06/30/2025	EUR	80	85
Ryder System, Inc., 5.65%, 03/01/2028		110	109
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	968

			26,746

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	684
5.55%, 05/01/2028 (e)		1,135	1,100
5.75%, 05/24/2026 (e)		860	847
6.05%, 08/01/2028 (e)		660	652

			3,283

Total Industrial			285,666

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Technology — 1.5%
Computers — 0.3%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		1,135	911
Apple, Inc.,
0.50%, 11/15/2031	EUR	6,000	4,986
1.20%, 02/08/2028		295	252
1.38%, 05/24/2029	EUR	8,100	7,639
1.40%, 08/05/2028		30	25
1.63%, 11/10/2026	EUR	1,125	1,123
1.65%, 05/11/2030		250	203
2.38%, 02/08/2041		85	57
2.55%, 08/20/2060		15	8
2.65%, 05/11/2050		25	15
2.65%, 02/08/2051		30	18
2.80%, 02/08/2061		20	12
2.85%, 08/05/2061		40	24
3.05%, 07/31/2029	GBP	425	471
3.25%, 02/23/2026		50	48
3.25%, 08/08/2029		1,020	932
3.35%, 02/09/2027		15	14
3.75%, 09/12/2047		1,000	774
3.95%, 08/08/2052		285	223
4.10%, 08/08/2062		425	326
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	100
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	53
2.30%, 09/14/2031		690	518
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	944
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,066
Fortinet, Inc., 2.20%, 03/15/2031		190	147
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,348
Hewlett Packard Enterprise Co.,
5.90%, 10/01/2024		15	15
6.10%, 04/01/2026		220	220
6.35%, 10/15/2045		45	44
International Business Machines Corp.,
1.25%, 02/09/2034	EUR	1,000	799
2.20%, 02/09/2027		200	180
2.72%, 02/09/2032		100	82
3.30%, 05/15/2026		1,060	1,006
3.43%, 02/09/2052		200	130
3.50%, 05/15/2029		300	271
4.00%, 07/27/2025		300	292
4.25%, 05/15/2049		245	189
4.50%, 02/06/2028		400	387
4.88%, 02/06/2038	GBP	1,000	1,077
4.90%, 07/27/2052		550	466
Kyndryl Holdings, Inc., 2.05%, 10/15/2026		20	17

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,590
Teledyne FLIR LLC, 2.50%, 08/01/2030		510	410
Western Digital Corp., 3.10%, 02/01/2032		34	25

			29,437

Office/Business & Equipments — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	888
3.28%, 12/01/2028		692	597
3.57%, 12/01/2031		262	216
4.13%, 05/01/2025		1,915	1,848

			3,549

Semiconductors — 0.3%
Analog Devices, Inc.,
1.70%, 10/01/2028		200	169
2.95%, 10/01/2051		250	156
3.45%, 06/15/2027		270	253
Applied Materials, Inc., 3.30%, 04/01/2027		55	52
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	1,000	853
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,077
Reg. S, 1.38%, 07/07/2026	EUR	2,000	1,989
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,717
Reg. S, 2.25%, 05/17/2032	EUR	5,000	4,757
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		3,335	2,432
3.15%, 11/15/2025		217	205
3.19%, 11/15/2036 (e)		1,220	876
3.42%, 04/15/2033 (e)		293	234
3.46%, 09/15/2026		1,320	1,240
3.47%, 04/15/2034 (e)		100	79
3.50%, 02/15/2041 (e)		635	441
3.75%, 02/15/2051 (e)		65	44
4.00%, 04/15/2029 (e)		475	429
4.11%, 09/15/2028		410	378
4.15%, 04/15/2032 (e)		310	269
4.93%, 05/15/2037 (e)		200	172
Infineon Technologies AG, (Germany),
Reg. S, 0.63%, 02/17/2025	EUR	2,000	2,013
Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,372
Reg. S, 1.63%, 06/24/2029	EUR	1,000	919
Intel Corp.,
4.88%, 02/10/2028		300	294
5.63%, 02/10/2043		225	214
5.70%, 02/10/2053		615	576
5.90%, 02/10/2063		295	280

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
Marvell Technology, Inc.,
5.75%, 02/15/2029		277	274
5.95%, 09/15/2033		129	127
Microchip Technology, Inc., 4.25%, 09/01/2025		3,680	3,561
NVIDIA Corp., 3.70%, 04/01/2060		10	7
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	855
3.88%, 06/18/2026		590	561
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024		95	95
Skyworks Solutions, Inc., 3.00%, 06/01/2031		340	266
Texas Instruments, Inc.,
1.75%, 05/04/2030		59	48
2.70%, 09/15/2051		260	157
4.15%, 05/15/2048		17	13

			30,454

Software — 0.9%
Activision Blizzard, Inc., 2.50%, 09/15/2050		70	42
Adobe, Inc., 2.30%, 02/01/2030		288	242
Electronic Arts, Inc., 2.95%, 02/15/2051		255	154
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		180	119
3.36%, 05/21/2031	GBP	100	103
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	8,000	8,010
3.50%, 07/01/2029		170	152
4.40%, 07/01/2049		87	67
5.38%, 08/21/2028		1,805	1,782
5.45%, 03/02/2028		360	357
5.60%, 03/02/2033		415	402
5.63%, 08/21/2033		2,335	2,261
Intuit, Inc.,
1.65%, 07/15/2030		1,258	988
5.20%, 09/15/2033		100	98
5.50%, 09/15/2053		200	192
Microsoft Corp.,
2.53%, 06/01/2050		1,265	771
2.68%, 06/01/2060		535	314
3.04%, 03/17/2062		30	19
Oracle Corp.,
1.65%, 03/25/2026		155	140
2.30%, 03/25/2028		900	780
2.65%, 07/15/2026		250	231
2.95%, 04/01/2030		300	252
3.60%, 04/01/2050		1,365	886
3.65%, 03/25/2041		500	357
3.85%, 04/01/2060		105	67
3.90%, 05/15/2035		285	233
3.95%, 03/25/2051		270	185

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
4.00%, 07/15/2046		475	336
4.10%, 03/25/2061		490	326
4.30%, 07/08/2034		309	266
4.65%, 05/06/2030		115	107
4.90%, 02/06/2033		75	69
5.55%, 02/06/2053		670	588
6.90%, 11/09/2052		745	768
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	1,836
Reg. S, 2.88%, 02/08/2034	GBP	7,500	6,970
Reg. S, 3.82%, 02/15/2028	EUR	35,200	36,689
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	6,184
Reg. S, 1.00%, 04/01/2025	EUR	50	51
Reg. S, 1.38%, 03/13/2030	EUR	7,500	6,918
Reg. S, 1.63%, 03/10/2031	EUR	5,000	4,645
ServiceNow, Inc., 1.40%, 09/01/2030		15	11
VMware, Inc., 4.50%, 05/15/2025		235	230

			85,198

Total Technology			148,638

Utilities — 3.4%
Electric — 2.7%
A2A SpA, (Italy),
Reg. S, 1.00%, 07/16/2029	EUR	100	87
Reg. S, 1.00%, 11/02/2033	EUR	100	74
Reg. S, 1.63%, 10/19/2027	EUR	200	193
Reg. S, 4.38%, 02/03/2034	EUR	100	101
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	87
Reg. S, 1.75%, 05/23/2028	EUR	130	124
Reg. S, 3.88%, 01/24/2031	EUR	200	203
AEP Texas, Inc.,
3.45%, 05/15/2051		10	6
4.70%, 05/15/2032		885	810
5.25%, 05/15/2052		10	9
Series I, 2.10%, 07/01/2030		2,600	2,055
AES Corp. (The), 2.45%, 01/15/2031		125	96
Alabama Power Co.,
3.00%, 03/15/2052		60	36
3.75%, 09/01/2027		310	293
Alliander NV, (Netherlands), Reg. S, 2.63%, 09/09/2027	EUR	400	406
Ameren Corp.,
2.50%, 09/15/2024		30	29
3.50%, 01/15/2031		10	9
Ameren Illinois Co.,
1.55%, 11/15/2030		30	23
3.25%, 03/15/2050		1,200	787
4.95%, 06/01/2033		10	9
5.90%, 12/01/2052		20	20

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
American Electric Power Co., Inc.,
2.03%, 03/15/2024		90	88
2.30%, 03/01/2030		25	20
3.25%, 03/01/2050		20	12
5.95%, 11/01/2032		120	120
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,125
Reg. S, 3.97%, 09/22/2032	EUR	800	823
Appalachian Power Co.,
Series BB, 4.50%, 08/01/2032		150	135
Series Y, 4.50%, 03/01/2049		20	15
Series Z, 3.70%, 05/01/2050		45	30
Arizona Public Service Co.,
2.20%, 12/15/2031		100	76
2.60%, 08/15/2029		84	72
3.35%, 05/15/2050		60	37
4.25%, 03/01/2049		10	7
5.55%, 08/01/2033		1,375	1,334
Atlantic City Electric Co., 4.00%, 10/15/2028		50	47
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		50	30
4.55%, 06/01/2052		300	240
5.40%, 06/01/2053		50	46
Berkshire Hathaway Energy Co.,
1.65%, 05/15/2031		400	299
2.85%, 05/15/2051		420	242
3.70%, 07/15/2030		20	18
4.25%, 10/15/2050		15	11
4.60%, 05/01/2053		55	43
5.15%, 11/15/2043		60	53
Black Hills Corp.,
2.50%, 06/15/2030		100	80
3.05%, 10/15/2029		20	17
3.88%, 10/15/2049		10	7
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028		40	40
5.30%, 04/01/2053		50	47
Series AD, 2.90%, 07/01/2050		45	27
Series AF, 3.35%, 04/01/2051		10	6
Series AH, 3.60%, 03/01/2052		10	7
Series AJ, 4.85%, 10/01/2052		100	87
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	37
4.25%, 11/01/2028		3	3
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,398

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	100	94
Reg. S, 2.13%, 07/29/2032	EUR	100	88
Commonwealth Edison Co.,
3.00%, 03/01/2050		55	34
3.70%, 08/15/2028		10	9
4.00%, 03/01/2048		25	19
4.00%, 03/01/2049		10	7
4.35%, 11/15/2045		980	774
5.30%, 02/01/2053		10	9
Series 131, 2.75%, 09/01/2051		440	249
Series 132, 3.15%, 03/15/2032		200	169
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	708
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		100	63
3.60%, 06/15/2061		210	135
3.85%, 06/15/2046		10	7
5.20%, 03/01/2033		100	97
6.15%, 11/15/2052		60	60
Series 09-C, 5.50%, 12/01/2039		10	9
Series 20A, 3.35%, 04/01/2030		70	61
Series 20B, 3.95%, 04/01/2050		55	41
Series A, 4.13%, 05/15/2049		20	15
Series C, 3.00%, 12/01/2060		20	11
Series E, 4.65%, 12/01/2048		10	8
Constellation Energy Generation LLC,
5.60%, 06/15/2042		70	63
5.80%, 03/01/2033		20	19
Consumers Energy Co.,
2.50%, 05/01/2060		10	5
3.10%, 08/15/2050		30	19
3.25%, 08/15/2046		1,100	737
3.75%, 02/15/2050		25	18
4.20%, 09/01/2052		200	156
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,165
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	212
4.25%, 06/01/2028		20	19
Series A, 4.35%, 08/15/2032		200	179
Series A, 4.60%, 03/15/2049		10	8
Series B, 4.85%, 08/15/2052		245	198
Series C, 3.38%, 04/01/2030		20	17
DTE Electric Co.,
2.95%, 03/01/2050		25	16
3.70%, 03/15/2045		1,100	794
3.95%, 03/01/2049		10	7
Series B, 3.25%, 04/01/2051		130	84

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
DTE Energy Co.,
2.85%, 10/01/2026		250	229
Series C, 3.40%, 06/15/2029		19	17
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		60	41
3.95%, 11/15/2028		40	38
4.95%, 01/15/2033		130	124
5.30%, 02/15/2040		10	9
5.35%, 01/15/2053		65	59
5.40%, 01/15/2054		40	37
Duke Energy Corp.,
0.90%, 09/15/2025		40	36
2.45%, 06/01/2030		110	89
2.55%, 06/15/2031		10	8
2.65%, 09/01/2026		30	28
3.10%, 06/15/2028	EUR	2,150	2,136
3.50%, 06/15/2051		10	6
3.75%, 09/01/2046		10	7
3.85%, 06/15/2034	EUR	2,200	2,069
4.20%, 06/15/2049		20	15
4.30%, 03/15/2028		100	95
4.50%, 08/15/2032		450	405
5.00%, 08/15/2052		170	141
6.10%, 09/15/2053		30	29
Duke Energy Florida LLC,
3.00%, 12/15/2051		20	12
4.20%, 07/15/2048		10	8
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	12
5.40%, 04/01/2053		20	18
Series YYY, 3.25%, 10/01/2049		40	25
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	24
3.65%, 02/01/2029		10	9
4.30%, 02/01/2049		80	62
Duke Energy Progress LLC,
3.40%, 04/01/2032		290	247
4.00%, 04/01/2052		150	109
E.ON International Finance BV, (Netherlands),
Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,173
Reg. S, 6.13%, 07/06/2039	GBP	650	779
E.ON SE, (Germany),
Reg. S, 1.00%, 10/07/2025	EUR	100	100
Reg. S, 3.50%, 01/12/2028	EUR	11,000	11,433
EDP - Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	195

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	1,300	1,331
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	582
Reg. S, 1.00%, 11/29/2033	EUR	100	76
Reg. S, 1.88%, 10/13/2036	EUR	200	151
Reg. S, 2.00%, 12/09/2049	EUR	700	402
Reg. S, 4.25%, 01/25/2032	EUR	400	410
Reg. S, 4.63%, 01/25/2043	EUR	100	97
Reg. S, 4.75%, 10/12/2034	EUR	1,600	1,684
Reg. S, 5.13%, 09/22/2050	GBP	800	765
Reg. S, 5.50%, 03/27/2037	GBP	500	542
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,048
5.88%, 07/18/2031	GBP	465	551
Reg. S, 6.00%, 01/23/2114	GBP	600	602
Reg. S, 6.13%, 06/02/2034	GBP	600	706
Reg. S, 6.25%, 05/30/2028	GBP	3,000	3,705
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	5,463
Emera US Finance LP, 2.64%, 06/15/2031		110	85
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	84
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	90
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	95
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	166
Reg. S, 0.50%, 03/01/2033	EUR	97	72
Reg. S, 0.63%, 04/17/2025	EUR	200	201
Reg. S, 3.50%, 07/24/2028	EUR	120	124
Reg. S, 4.00%, 01/24/2035	EUR	100	100
Reg. S, 4.05%, 11/22/2029	EUR	200	211
Reg. S, 6.13%, 07/07/2039	EUR	40	49
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 05/28/2026	EUR	1,000	949
Reg. S, 0.38%, 06/17/2027	EUR	1,000	927
Reg. S, 0.38%, 05/28/2029	EUR	8,000	6,862
Reg. S, 0.50%, 06/17/2030	EUR	1,000	824
Reg. S, 0.88%, 01/17/2031	EUR	8,500	7,012
Reg. S, 0.88%, 09/28/2034	EUR	3,000	2,172
Reg. S, 0.88%, 06/17/2036	EUR	6,700	4,515
Reg. S, 1.00%, 09/16/2024	EUR	1,000	1,026
Reg. S, 1.50%, 07/21/2025	EUR	2,000	2,021
2.25%, 07/12/2031 (e)		300	227
2.65%, 09/10/2024 (e)		3,500	3,386
3.50%, 04/06/2028 (e)		1,700	1,528
Reg. S, 4.50%, 02/20/2043	EUR	6,000	5,790

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Enel SpA, (Italy), Series 635, Reg. S, (EUR Swap Rate 5 Year + 2.58%), 3.38%, 08/24/2026 (x) (aa)	EUR	5,000	4,889
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	24
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	200	154
Reg. S, 0.75%, 07/02/2031	EUR	134	114
Reg. S, 0.88%, 04/28/2026	EUR	100	98
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	928
Reg. S, 0.38%, 10/26/2029	EUR	1,000	850
Reg. S, 1.00%, 10/26/2036	EUR	1,000	697
Reg. S, 1.38%, 03/27/2025	EUR	1,000	1,016
Reg. S, (EUR Swap Rate 5 Year + 1.88%), 1.50%, 05/30/2028 (x) (aa)	EUR	3,000	2,601
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.63%, 04/08/2025 (x) (aa)	EUR	1,000	983
Reg. S, 1.75%, 03/27/2028	EUR	3,000	2,888
Reg. S, 2.00%, 09/28/2037	EUR	1,000	780
Reg. S, 2.38%, 05/19/2026	EUR	3,000	3,040
Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	1,846
Reg. S, 5.00%, 10/01/2060	GBP	4,000	4,020
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,585
Entergy Arkansas LLC, 4.20%, 04/01/2049		10	7
Entergy Corp.,
0.90%, 09/15/2025		230	209
3.75%, 06/15/2050		30	20
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,732
2.35%, 06/15/2032		30	23
2.90%, 03/15/2051		30	18
3.12%, 09/01/2027		2,500	2,290
3.25%, 04/01/2028		10	9
4.20%, 09/01/2048		10	8
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	14
5.00%, 09/15/2052		200	169
5.80%, 09/01/2053		10	10
ESB Finance DAC, (Ireland),
Reg. S, 1.13%, 06/11/2030	EUR	100	88
Reg. S, 1.88%, 06/14/2031	EUR	224	203
Reg. S, 2.13%, 06/08/2027	EUR	100	99
Reg. S, 3.75%, 01/25/2043	EUR	100	92
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		55	36
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	7
Series 2019, 4.13%, 04/01/2049		20	15
Series 2020, 2.25%, 06/01/2030		150	121
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,898

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Eversource Energy,
3.38%, 03/01/2032		300	249
3.45%, 01/15/2050		30	20
4.20%, 06/27/2024		85	84
4.60%, 07/01/2027		100	96
Series R, 1.65%, 08/15/2030		1,410	1,080
EWE AG, (Germany), Reg. S, 0.38%, 10/22/2032	EUR	90	67
Exelon Corp.,
2.75%, 03/15/2027		200	182
4.05%, 04/15/2030		10	9
4.10%, 03/15/2052		20	14
4.45%, 04/15/2046		10	8
4.70%, 04/15/2050		10	8
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,074
Florida Power & Light Co.,
2.45%, 02/03/2032		200	161
2.88%, 12/04/2051		295	178
3.15%, 10/01/2049		20	13
3.95%, 03/01/2048		500	381
4.13%, 06/01/2048		20	16
5.30%, 04/01/2053		120	111
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	80
Reg. S, 3.88%, 05/09/2033	EUR	100	102
Reg. S, 4.00%, 07/06/2032	EUR	200	207
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	100	94
Reg. S, 4.50%, 05/26/2033	EUR	200	207
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,179
5.13%, 05/15/2052		162	143
Series A, 3.25%, 03/15/2051		20	13
Series B, 3.70%, 01/30/2050		60	42
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	126
Reg. S, 1.00%, 04/25/2034	EUR	200	149
Iberdrola Finanzas SA, (Spain),
Reg. S, 1.25%, 10/28/2026	EUR	2,000	1,968
Reg. S, 3.63%, 07/13/2033	EUR	7,500	7,616
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (x) (aa)	EUR	3,000	2,866
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	1,732
Idaho Power Co., 5.80%, 04/01/2054		75	72
Ignitis Grupe AB, (Lithuania), Reg. S, 2.00%, 05/21/2030	EUR	110	97
Interstate Power and Light Co., 3.50%, 09/30/2049		110	72
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	461

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,140
Kentucky Utilities Co., 3.30%, 06/01/2050		25	16
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	8
3.10%, 05/01/2027		10	9
6.75%, 12/30/2031		10	11
Mississippi Power Co., Series B, 3.10%, 07/30/2051		40	24
National Grid Electricity Distribution East Midlands plc, (United Kingdom),
Reg. S, 3.53%, 09/20/2028	EUR	3,000	3,055
Reg. S, 3.95%, 09/20/2032	EUR	2,000	2,010
Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,223
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040	GBP	2,000	2,326
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	25
National Grid Electricity Transmission plc, (United Kingdom),
Reg. S, 0.19%, 01/20/2025	EUR	1,000	1,004
Reg. S, 2.00%, 04/17/2040	GBP	425	298
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	869
Reg. S, 0.55%, 09/18/2029	EUR	3,075	2,599
Reg. S, 2.18%, 06/30/2026	EUR	3,925	3,932
National Rural Utilities Cooperative Finance Corp.,
1.00%, 06/15/2026		200	178
1.35%, 03/15/2031		230	168
3.45%, 06/15/2025		110	106
4.30%, 03/15/2049		20	15
5.80%, 01/15/2033		30	30
Naturgy Finance BV, (Netherlands),
Reg. S, 0.75%, 11/28/2029	EUR	1,000	878
Reg. S, 0.88%, 05/15/2025	EUR	1,000	1,003
Reg. S, 1.25%, 01/15/2026	EUR	3,900	3,871
Reg. S, 1.25%, 04/19/2026	EUR	1,000	988
Reg. S, 1.38%, 01/19/2027	EUR	1,200	1,167
Reg. S, 1.50%, 01/29/2028	EUR	1,200	1,149
Reg. S, 1.88%, 10/05/2029	EUR	1,000	935
Nevada Power Co.,
6.00%, 03/15/2054		35	34
Series DD, 2.40%, 05/01/2030		100	82
Series EE, 3.13%, 08/01/2050		30	18
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,025
2.75%, 11/01/2029		35	30
3.00%, 01/15/2052		100	59
4.26%, 09/01/2024		230	226
4.63%, 07/15/2027		200	193
5.25%, 02/28/2053		850	735
5.75%, 09/01/2025		60	60
6.05%, 03/01/2025		610	611

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	100	122
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	150	170
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,157
2.60%, 06/01/2051		35	20
3.20%, 04/01/2052		30	19
4.50%, 06/01/2052		10	8
5.10%, 05/15/2053		40	36
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	1,946
2.45%, 12/02/2027 (e)		2,275	1,929
NSTAR Electric Co.,
3.10%, 06/01/2051		30	19
4.55%, 06/01/2052		470	381
4.95%, 09/15/2052		60	51
Oglethorpe Power Corp., 5.05%, 10/01/2048		90	74
Ohio Power Co., Series R, 2.90%, 10/01/2051		15	9
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		920	686
5.60%, 04/01/2053		10	9
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	32
3.70%, 05/15/2050		5	3
4.30%, 05/15/2028 (e)		140	134
4.60%, 06/01/2052		15	12
4.95%, 09/15/2052		150	131
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	5,500	5,281
Orsted A/S, (Denmark),
Reg. S, 2.13%, 05/17/2027	GBP	5,000	5,432
Reg. S, 2.25%, 06/14/2028	EUR	1,000	974
Reg. S, 5.75%, 04/09/2040	GBP	425	487
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		335	312
3.25%, 06/01/2031		40	32
3.50%, 08/01/2050		40	24
3.75%, 07/01/2028		10	9
3.95%, 12/01/2047		900	576
4.50%, 07/01/2040		300	223
4.55%, 07/01/2030		30	26
4.95%, 07/01/2050		420	312
5.25%, 03/01/2052		100	77
6.70%, 04/01/2053		20	19
6.75%, 01/15/2053		50	47

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
PacifiCorp.,
2.90%, 06/15/2052		740	407
3.30%, 03/15/2051		1,750	1,047
4.15%, 02/15/2050		15	10
5.35%, 12/01/2053		5	4
5.50%, 05/15/2054		110	93
PECO Energy Co.,
2.80%, 06/15/2050		50	29
3.05%, 03/15/2051		435	268
4.60%, 05/15/2052		385	318
4.90%, 06/15/2033		1,680	1,599
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	811
PPL Capital Funding, Inc., 4.13%, 04/15/2030		330	296
PPL Electric Utilities Corp., 5.25%, 05/15/2053		80	73
Public Service Co. of Colorado,
5.25%, 04/01/2053		50	43
Series 36, 2.70%, 01/15/2051		10	6
Series 38, 4.10%, 06/01/2032		200	177
Series 39, 4.50%, 06/01/2052		160	125
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	27
2.05%, 08/01/2050		60	31
2.45%, 01/15/2030		20	17
3.10%, 03/15/2032		300	253
3.65%, 09/01/2028		120	111
3.85%, 05/01/2049		10	7
4.65%, 03/15/2033		100	94
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,739
Puget Energy, Inc.,
2.38%, 06/15/2028		1,040	890
4.10%, 06/15/2030		10	9
4.22%, 03/15/2032		200	170
Puget Sound Energy, Inc.,
2.89%, 09/15/2051		10	6
3.25%, 09/15/2049		20	12
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	200	203
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	876
Reg. S, 1.75%, 01/18/2028	EUR	1,000	962
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.75%, 01/12/2034	EUR	100	78
Reg. S, 1.13%, 07/08/2040	EUR	200	135
Reg. S, 1.13%, 09/09/2049	EUR	100	57
Reg. S, 1.50%, 09/27/2030	EUR	100	91
Reg. S, 1.63%, 11/27/2025	EUR	300	302
Reg. S, 2.00%, 04/18/2036	EUR	100	84
Reg. S, 3.75%, 07/04/2035	EUR	100	102

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	2,014
Reg. S, 2.75%, 05/24/2030	EUR	2,000	1,921
Reg. S, 4.13%, 02/13/2035	EUR	2,225	2,236
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		820	623
Series WWW, 2.95%, 08/15/2051		25	15
Series XXX, 3.00%, 03/15/2032		500	413
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,223
Sempra,
3.40%, 02/01/2028		10	9
3.70%, 04/01/2029		100	90
4.00%, 02/01/2048		10	7
5.50%, 08/01/2033		70	67
Sierra Pacific Power Co., 2.60%, 05/01/2026		100	93
Southern California Edison Co.,
2.75%, 02/01/2032		100	80
2.85%, 08/01/2029		10	9
3.45%, 02/01/2052		310	197
3.65%, 02/01/2050		80	54
4.00%, 04/01/2047		20	14
4.05%, 03/15/2042		900	673
5.88%, 12/01/2053		50	47
6.05%, 03/15/2039		10	10
Series 20A, 2.95%, 02/01/2051		6	3
Series B, 3.65%, 03/01/2028		25	23
Series E, 3.70%, 08/01/2025		10	10
Series H, 3.65%, 06/01/2051		10	7
Southern Co. (The),
5.20%, 06/15/2033		170	161
5.70%, 10/15/2032		100	98
5.70%, 03/15/2034		5	5
Series 21-A, 0.60%, 02/26/2024		60	59
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		90	78
Series A, 3.70%, 04/30/2030		95	84
Southwestern Electric Power Co.,
3.25%, 11/01/2051		325	195
5.30%, 04/01/2033		140	132
Series N, 1.65%, 03/15/2026		50	46
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	685
Series 8, 3.15%, 05/01/2050		60	37
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	96

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
SSE plc, (United Kingdom),
Reg. S, 0.88%, 09/06/2025	EUR	2,000	1,992
Reg. S, 1.25%, 04/16/2025	EUR	1,000	1,010
Reg. S, 1.38%, 09/04/2027	EUR	1,000	964
Reg. S, 6.25%, 08/27/2038	GBP	3,000	3,642
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	402
Statkraft A/S, (Norway), Reg. S, 1.50%, 03/26/2030	EUR	5,000	4,597
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	99
Reg. S, 1.38%, 09/19/2028	EUR	200	188
Reg. S, 2.38%, 06/03/2030	EUR	200	191
System Energy Resources, Inc., 6.00%, 04/15/2028		385	377
Tampa Electric Co., 4.30%, 06/15/2048		120	91
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027	EUR	1,000	927
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	109
Reg. S, 1.00%, 06/13/2026	EUR	200	199
Reg. S, 1.13%, 06/09/2041	EUR	100	79
Reg. S, 1.38%, 06/26/2029	EUR	100	95
Reg. S, 1.63%, 11/17/2026	EUR	450	454
Reg. S, 2.00%, 06/05/2034	EUR	100	91
Reg. S, 2.75%, 05/17/2042	EUR	100	89
Reg. S, 4.50%, 10/28/2034	EUR	500	556
Reg. S, 4.75%, 10/28/2042	EUR	100	111
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.13%, 07/25/2025	EUR	3,900	3,840
Reg. S, 0.38%, 09/25/2030	EUR	825	675
Reg. S, 0.75%, 07/24/2032	EUR	200	159
Reg. S, 1.00%, 04/10/2026	EUR	4,000	3,948
Reg. S, 1.00%, 10/11/2028	EUR	1,000	921
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,049
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	23
3.25%, 05/01/2051		10	6
4.00%, 06/15/2050		10	7
5.50%, 04/15/2053		30	27
Union Electric Co.,
2.15%, 03/15/2032		50	39
2.63%, 03/15/2051		10	6
3.25%, 10/01/2049		40	25
3.90%, 04/01/2052		300	219
Vattenfall AB, (Sweden), Reg. S, 3.75%, 10/18/2026	EUR	6,000	6,304
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	100	66
Virginia Electric and Power Co.,
2.95%, 11/15/2051		25	15
3.30%, 12/01/2049		50	32
5.45%, 04/01/2053		50	45
Series B, 3.80%, 09/15/2047		60	43
Series C, 4.63%, 05/15/2052		90	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,365
WEC Energy Group, Inc.,
3.55%, 06/15/2025		47	45
5.00%, 09/27/2025		300	296
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	9
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	44
Wisconsin Public Service Corp.,
2.85%, 12/01/2051		20	11
3.30%, 09/01/2049		55	36
Xcel Energy, Inc.,
1.75%, 03/15/2027		100	88
3.40%, 06/01/2030		20	17
3.50%, 12/01/2049		20	13
4.60%, 06/01/2032		165	150

			266,356

Gas — 0.5%
APA Infrastructure Ltd., (Australia),
Reg. S, 0.75%, 03/15/2029	EUR	4,800	4,113
Reg. S, 1.25%, 03/15/2033	EUR	3,900	2,985
Reg. S, 2.00%, 03/22/2027	EUR	2,000	1,942
Reg. S, 2.00%, 07/15/2030	EUR	1,000	882
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,494
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,238
2.63%, 09/15/2029		15	13
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		210	140
4.15%, 01/15/2043		10	8
5.75%, 10/15/2052		100	98
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,317
CenterPoint Energy Resources Corp.,
4.40%, 07/01/2032		30	27
5.25%, 03/01/2028		150	148
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	3,000	2,757
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	920
Reg. S, 1.13%, 03/14/2024	EUR	850	887
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,412
National Grid North America, Inc.,
Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,423
Reg. S, 1.00%, 07/12/2024	EUR	1,000	1,031
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.75%, 10/13/2036	EUR	100	70
Reg. S, 3.38%, 07/11/2034	EUR	100	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,736
3.49%, 05/15/2027		130	121
3.60%, 05/01/2030		25	22
4.38%, 05/15/2047		15	11
4.80%, 02/15/2044		10	8
5.00%, 06/15/2052		110	92
5.40%, 06/30/2033		50	48
ONE Gas, Inc., 4.25%, 09/01/2032		120	108
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,222
3.35%, 06/01/2050		15	9
5.05%, 05/15/2052		610	504
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,317
Snam SpA, (Italy),
Reg. S, 0.00%, 08/15/2025	EUR	2,000	1,958
Reg. S, 0.00%, 12/07/2028	EUR	500	427
Reg. S, 0.75%, 06/20/2029	EUR	3,175	2,760
Reg. S, 0.75%, 06/17/2030	EUR	1,500	1,258
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	15
Series WW, 3.95%, 02/15/2050		200	142
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	14
5.15%, 09/15/2032		100	94
5.75%, 09/15/2033		50	49
Series 20-A, 1.75%, 01/15/2031		3,700	2,794
Series 21A, 3.15%, 09/30/2051		15	9
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	825	964
6.38%, 05/15/2040	GBP	825	972
Southwest Gas Corp.,
4.05%, 03/15/2032		205	177
4.15%, 06/01/2049		10	7
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	100	73
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	1,200	837
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	558
Washington Gas Light Co., 3.65%, 09/15/2049		10	7

			44,320

Water — 0.2%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	36
American Water Capital Corp.,
4.15%, 06/01/2049		60	47
4.45%, 06/01/2032		330	305

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Water — continued
Essential Utilities, Inc.,
2.40%, 05/01/2031		100	78
2.70%, 04/15/2030		40	33
5.30%, 05/01/2052		10	8
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	885
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,039
Reg. S, 5.63%, 04/29/2033	GBP	425	491
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	196
Reg. S, 5.50%, 02/11/2041	GBP	1,050	1,036
6.75%, 11/16/2028	GBP	380	448
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	786
Veolia Environnement SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.15%), 1.63%, 06/01/2026 (x) (aa)	EUR	8,000	7,382
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,528
Reg. S, 5.38%, 03/10/2028	GBP	2,425	2,864

			18,162

Total Utilities			328,838

Total Corporate Bonds (Cost $4,391,985)			4,133,104

Foreign Government Securities — 31.8%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	400	329
Reg. S, 3.13%, 09/28/2037	EUR	300	283
Reg. S, 3.63%, 05/25/2043	EUR	100	97
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	100	85
Reg. S, 0.95%, 04/30/2027	EUR	200	192
Reg. S, 1.88%, 01/28/2025	EUR	100	103
Reg. S, 3.50%, 07/30/2029	EUR	200	205
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.13%, 09/29/2031	EUR	300	240
Reg. S, 0.25%, 07/21/2026	EUR	500	482
Reg. S, 0.25%, 06/29/2029	EUR	400	350
Reg. S, 0.38%, 05/25/2036	EUR	100	68
Reg. S, 0.50%, 05/25/2030	EUR	200	173
Reg. S, 0.50%, 05/31/2035	EUR	500	365
Reg. S, 1.50%, 10/31/2034	EUR	900	761
Reg. S, 1.63%, 05/25/2032	EUR	200	180
Reg. S, 3.38%, 05/25/2033	EUR	500	511
Reg. S, 3.50%, 02/25/2033	EUR	100	104
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	459
Reg. S, 0.00%, 03/20/2031	EUR	100	80
Reg. S, 0.13%, 06/20/2026	EUR	400	385
Reg. S, 0.20%, 03/20/2029	EUR	400	352
Reg. S, 1.13%, 06/20/2028	EUR	1,000	944
Reg. S, 3.63%, 06/20/2038	EUR	100	100

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Agricultural Development Bank of China, (China),
2.91%, 02/21/2029	CNY	18,000	2,481
Reg. S, 3.40%, 11/06/2024	CNH	56,000	7,711
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,072
Series 1618, 3.58%, 04/22/2026	CNY	29,000	4,073
Series 1705, 3.85%, 01/06/2027	CNY	26,500	3,772
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,202
Series 1901, 3.75%, 01/25/2029	CNY	61,300	8,799
Series 1906, 3.74%, 07/12/2029	CNY	61,500	8,831
Series 1908, 3.63%, 07/19/2026	CNY	172,000	24,234
Series 2004, 2.96%, 04/17/2030	CNY	99,400	13,703
Series 2005, 2.25%, 04/22/2025	CNY	140,800	19,199
Series 2008, 3.45%, 09/23/2025	CNY	17,000	2,368
Series 2105, 3.52%, 05/24/2031	CNY	34,400	4,916
Series 2108, 2.99%, 08/11/2026	CNY	66,000	9,152
Series 2110, 3.30%, 11/05/2031	CNY	65,700	9,254
Series 2202, 2.74%, 02/23/2027	CNY	29,900	4,113
Series 2203, 2.61%, 03/09/2025	CNY	5,000	686
Series 2205, 3.06%, 06/06/2032	CNY	61,400	8,496
Series 2206, 2.46%, 07/27/2025	CNY	6,000	821
Series 2207, 2.50%, 08/24/2027	CNY	50,000	6,811
Series 2210, 2.97%, 10/14/2032	CNY	56,500	7,771
Series 2302, 2.58%, 03/23/2025	CNY	8,000	1,096
Series 2302, 3.10%, 02/27/2033	CNY	24,000	3,335
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	763
Reg. S, 1.25%, 05/06/2031	EUR	1,000	839
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	172
Reg. S, 0.25%, 11/17/2031	EUR	200	161
Reg. S, 1.00%, 01/19/2027	EUR	300	292
Reg. S, 1.50%, 11/28/2025	CHF	300	326
Australia Government Bond, (Australia),
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	200	123
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	935
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	60	35
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	1,340	794
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	46	22
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	428	258
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	105	62
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	3,465	2,000
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	450	219
Series 158, 1.25%, 05/21/2032	AUD	290	144
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	192	118
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	200	102

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	620	368
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	360	122
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	100	58
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	220	113
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	170	96
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	40	24
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	60	35
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	440
Reg. S, 2.75%, 06/11/2032	EUR	100	101
Reg. S, 2.75%, 06/20/2033	EUR	130	129
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	296
Reg. S, 1.38%, 04/30/2029	EUR	30	28
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	100
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	136
Reg. S, 1.57%, 04/30/2029	EUR	200	188
Reg. S, 1.72%, 04/30/2032	EUR	110	97
Reg. S, 1.77%, 04/30/2028	EUR	200	194
Reg. S, 1.83%, 04/30/2025	EUR	270	277
Reg. S, 2.82%, 10/31/2029	EUR	100	100
Reg. S, 3.60%, 04/30/2033	EUR	200	204
4.30%, 09/15/2026	EUR	500	536
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	336
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	81
Reg. S, 0.45%, 04/30/2032	EUR	200	159
Reg. S, 0.85%, 04/30/2030	EUR	50	44
Reg. S, 1.75%, 03/16/2026	EUR	170	172
Reg. S, 3.50%, 04/30/2033	EUR	100	101
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	541
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	165
Reg. S, 0.10%, 01/15/2030	EUR	320	276
Reg. S, 0.13%, 04/11/2026	EUR	530	515
Reg. S, 0.13%, 04/19/2033	EUR	700	541
Reg. S, 0.13%, 07/09/2035	EUR	230	164
Reg. S, 0.20%, 11/09/2024	EUR	550	559
Reg. S, 0.38%, 12/15/2025	GBP	1,900	2,086
Reg. S, 0.81%, 06/28/2049	EUR	200	107
Reg. S, 0.88%, 10/17/2035	EUR	100	78
Reg. S, 0.88%, 10/24/2036	EUR	160	122
Reg. S, 1.25%, 03/30/2037	EUR	100	79
Reg. S, 1.50%, 03/29/2038	EUR	190	152

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.50%, 07/15/2039	EUR	170	132
Reg. S, 1.88%, 07/13/2032	EUR	320	298
Reg. S, 2.75%, 10/04/2027	EUR	910	941
Reg. S, 3.00%, 02/23/2028	EUR	600	625
Reg. S, 3.00%, 01/11/2033	EUR	500	508
Reg. S, 3.50%, 09/27/2038	EUR	300	308
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	310
Bpifrance SACA, (France),
Reg. S, 0.13%, 03/25/2025	EUR	400	401
Reg. S, 0.25%, 03/29/2030	EUR	200	171
Reg. S, 0.25%, 06/04/2031	EUR	200	165
Reg. S, 0.63%, 05/25/2026	EUR	500	490
Reg. S, 0.88%, 09/26/2028	EUR	200	186
Reg. S, 2.13%, 11/29/2027	EUR	200	200
Reg. S, 2.88%, 11/25/2029	EUR	500	509
Reg. S, 3.00%, 09/10/2026	EUR	200	208
Reg. S, 3.38%, 11/25/2032	EUR	200	208
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	1,300	714
Reg. S, 2.95%, 09/03/2024	EUR	800	835
Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,031
Reg. S, 4.50%, 01/27/2033	EUR	6,000	6,117
Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,021
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	810
Bundesobligation, (Germany),
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	2,006	2,045
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	3,890	3,913
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	2,300	2,284
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	10,266	10,072
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	500	485
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	1,995
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	250	249
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	3,120	3,218
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	3,270	3,183
Reg. S, 0.00%, 11/15/2027	EUR	7,381	6,970
Reg. S, 0.00%, 11/15/2028	EUR	2,985	2,750
Reg. S, 0.00%, 08/15/2029	EUR	2,432	2,198
Reg. S, 0.00%, 02/15/2030	EUR	8,543	7,620
Reg. S, 0.00%, 08/15/2030	EUR	1,540	1,355
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,379
Reg. S, 0.00%, 08/15/2031	EUR	2,260	1,933
Reg. S, 0.00%, 02/15/2032	EUR	5,569	4,693
Reg. S, 0.00%, 05/15/2035	EUR	2,559	1,938
Reg. S, 0.00%, 05/15/2036	EUR	2,870	2,106
Reg. S, 0.00%, 08/15/2050	EUR	3,101	1,502

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.00%, 08/15/2052	EUR	2,515	1,146
Reg. S, 0.25%, 02/15/2027	EUR	3,310	3,211
Reg. S, 0.25%, 08/15/2028	EUR	4,092	3,843
Reg. S, 0.25%, 02/15/2029	EUR	1,270	1,179
Reg. S, 0.50%, 02/15/2025	EUR	7,959	8,094
Reg. S, 0.50%, 02/15/2026	EUR	2,447	2,439
Reg. S, 0.50%, 08/15/2027	EUR	2,810	2,725
Reg. S, 0.50%, 02/15/2028	EUR	5,790	5,561
Reg. S, 1.00%, 08/15/2025	EUR	4,291	4,357
Reg. S, 1.00%, 05/15/2038	EUR	3,910	3,168
Reg. S, 1.25%, 08/15/2048	EUR	5,028	3,723
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,240
Reg. S, 1.80%, 08/15/2053	EUR	2,710	2,183
Reg. S, 2.10%, 11/15/2029	EUR	180	183
Reg. S, 2.30%, 02/15/2033	EUR	7,860	7,976
Reg. S, 2.50%, 07/04/2044	EUR	2,181	2,124
Reg. S, 2.50%, 08/15/2046	EUR	3,996	3,873
Reg. S, 3.25%, 07/04/2042	EUR	3,176	3,461
Reg. S, 4.00%, 01/04/2037	EUR	1,493	1,756
Reg. S, 4.25%, 07/04/2039	EUR	1,934	2,359
Reg. S, 4.75%, 07/04/2034	EUR	2,921	3,619
Reg. S, 4.75%, 07/04/2040	EUR	2,014	2,610
Reg. S, 5.50%, 01/04/2031	EUR	900	1,121
Reg. S, 5.63%, 01/04/2028	EUR	780	917
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,300
Reg. S, 6.50%, 07/04/2027	EUR	1,410	1,678
Series 7Y, Reg. S, 2.40%, 11/15/2030	EUR	2,150	2,218
Series 10Y, Reg. S, 2.60%, 08/15/2033	EUR	240	249
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,163
Series G, Reg. S, 0.00%, 08/15/2031	EUR	2,410	2,062
Series G, Reg. S, 0.00%, 08/15/2050	EUR	852	414
Series G, Reg. S, 1.80%, 08/15/2053	EUR	1,830	1,478
Series G Reg. S, 2.30%, 02/15/2033	EUR	1,850	1,878
Bundesschatzanweisungen, (Germany),
Reg. S, 0.40%, 09/13/2024	EUR	3,130	3,212
Reg. S, 2.20%, 12/12/2024	EUR	2,340	2,437
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	182
Reg. S, 0.00%, 05/25/2029	EUR	500	437
Reg. S, 0.00%, 11/25/2030	EUR	900	746
Reg. S, 0.00%, 05/25/2031	EUR	400	326
Reg. S, 0.13%, 09/15/2031	EUR	300	244
Reg. S, 0.45%, 01/19/2032	EUR	400	331
Reg. S, 0.60%, 11/25/2029	EUR	600	536
Reg. S, 1.50%, 05/25/2032	EUR	400	361
Reg. S, 1.75%, 11/25/2027	EUR	700	693
Reg. S, 2.75%, 11/25/2032	EUR	400	397

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.88%, 05/25/2027	EUR	700	725
Reg. S, 3.00%, 05/25/2028	EUR	800	830
Reg. S, 3.00%, 11/25/2031	EUR	300	306
Reg. S, 3.13%, 03/01/2030	EUR	1,000	1,038
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,474
Caisse des Depots et Consignations, (France),
Reg. S, 3.00%, 05/25/2028	EUR	500	519
Reg. S, 3.13%, 05/25/2033	EUR	200	204
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	99
Reg. S, 0.13%, 06/30/2031	EUR	100	81
Reg. S, 0.38%, 06/23/2025	EUR	100	100
Reg. S, 0.50%, 01/16/2025	EUR	100	101
Reg. S, 0.50%, 01/19/2026	EUR	100	98
Reg. S, 0.50%, 10/01/2046	EUR	100	53
Reg. S, 1.00%, 04/25/2028	EUR	100	94
Reg. S, 1.25%, 05/11/2032	EUR	100	87
Reg. S, 1.50%, 06/28/2038	EUR	100	78
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,128
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	131
1.25%, 03/01/2025	CAD	1,115	780
1.50%, 06/01/2031	CAD	600	367
1.75%, 12/01/2053	CAD	400	186
2.00%, 06/01/2032	CAD	600	375
2.00%, 12/01/2051	CAD	530	267
3.50%, 03/01/2028	CAD	500	356
3.50%, 12/01/2045	CAD	2,090	1,442
4.00%, 06/01/2041	CAD	150	111
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	257
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	39
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	267
Reg. S, 2.00%, 04/20/2027	EUR	100	98
Reg. S, 3.88%, 02/13/2029	EUR	200	204
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	6,000	5,813
5.60%, 11/25/2039 (e)		250	247
Chile Government International Bond, (Chile),
0.10%, 01/26/2027	EUR	5,000	4,614
0.83%, 07/02/2031	EUR	1,050	854
1.25%, 01/22/2051	EUR	6,900	3,520
1.30%, 07/26/2036	EUR	1,000	729
2.55%, 01/27/2032		200	162
2.55%, 07/27/2033		200	154
3.10%, 01/22/2061		510	291
3.50%, 01/31/2034		200	165
4.13%, 07/05/2034	EUR	4,047	4,054

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,055
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,383
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,854
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,041
Reg. S, 4.35%, 08/06/2024	CNH	7,000	969
Reg. S, 4.35%, 09/19/2024	CNH	1,000	138
Reg. S, 4.50%, 11/13/2028	CNH	2,500	368
Series 1510, 4.21%, 04/13/2025	CNY	73,000	10,246
Series 1518, 3.74%, 09/10/2025	CNY	62,700	8,781
Series 1605, 3.80%, 01/25/2036	CNY	98,000	14,535
Series 1710, 4.04%, 04/10/2027	CNY	114,900	16,474
Series 1904, 3.68%, 02/26/2026	CNY	63,500	8,929
Series 1905, 3.48%, 01/08/2029	CNY	192,200	27,238
Series 1909, 3.50%, 08/13/2026	CNY	86,100	12,094
Series 1910, 3.65%, 05/21/2029	CNY	181,900	25,999
Series 1915, 3.45%, 09/20/2029	CNY	105,000	14,883
Series 2003, 3.23%, 01/10/2025	CNY	164,300	22,706
Series 2004, 3.43%, 01/14/2027	CNY	30,000	4,219
Series 2005, 3.07%, 03/10/2030	CNY	38,800	5,381
Series 2008, 2.89%, 06/22/2025	CNY	20,000	2,756
Series 2015, 3.70%, 10/20/2030	CNY	18,000	2,604
Series 2104, 3.40%, 01/08/2028	CNY	4,000	564
Series 2105, 3.66%, 03/01/2031	CNY	79,300	11,451
Series 2110, 3.41%, 06/07/2031	CNY	77,200	10,933
Series 2115, 3.12%, 09/13/2031	CNY	34,500	4,794
Series 2202, 2.59%, 03/17/2025	CNY	7,500	1,028
Series 2204, 2.99%, 03/01/2029	CNY	4,000	553
Series 2205, 3.00%, 01/17/2032	CNY	190,200	26,244
Series 2210, 2.98%, 04/22/2032	CNY	32,200	4,431
Series 2215, 2.96%, 07/18/2032	CNY	11,000	1,514
Series 2220, 2.77%, 10/24/2032	CNY	64,000	8,670
China Government Bond, (China),
2.18%, 08/25/2025	CNY	47,000	6,415
2.24%, 05/25/2025	CNY	25,000	3,417
2.28%, 11/25/2025	CNY	20,000	2,735
2.37%, 01/20/2027	CNY	250,000	34,096
2.48%, 04/15/2027	CNY	134,300	18,376
2.60%, 09/01/2032	CNY	88,800	12,004
2.62%, 09/25/2029	CNY	4,000	545
2.68%, 05/21/2030	CNY	489,700	66,853
2.69%, 08/12/2026	CNY	190,500	26,278
2.75%, 06/15/2029	CNY	132,500	18,217
2.75%, 02/17/2032	CNY	118,900	16,267
2.79%, 12/15/2029	CNY	5,400	743

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
2.80%, 03/24/2029	CNY	204,000	28,144
2.80%, 11/15/2032	CNY	64,600	8,875
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,364
2.85%, 06/04/2027	CNY	347,800	48,185
2.89%, 11/18/2031	CNY	189,000	26,157
3.02%, 05/27/2031	CNY	14,200	1,986
3.19%, 04/15/2053	CNY	5,000	709
3.27%, 03/25/2073	CNY	109,170	15,534
Reg. S, 3.31%, 11/30/2025	CNH	2,000	278
3.32%, 04/15/2052	CNY	52,100	7,465
Reg. S, 3.38%, 11/21/2024	CNH	3,000	415
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,356
3.39%, 03/16/2050	CNY	177,140	25,517
3.53%, 10/18/2051	CNY	124,200	18,400
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,762
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,219
3.72%, 04/12/2051	CNY	106,000	16,205
3.73%, 05/25/2070	CNY	18,670	2,941
3.81%, 09/14/2050	CNY	89,100	13,792
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,698
Reg. S, 3.90%, 07/04/2036	CNH	13,500	1,997
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,175
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,562
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,890
Reg. S, 4.15%, 12/12/2031	CNH	3,000	450
Reg. S, 4.29%, 05/22/2029	CNH	3,000	442
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,137
Series 1908, 4.00%, 06/24/2069	CNY	5,000	832
Series 2216, 2.50%, 07/25/2027	CNY	25,000	3,419
Series INBK, 1.99%, 04/09/2025	CNY	413,700	56,300
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	3,700	3,485
Reg. S, 0.50%, 11/12/2031	EUR	3,250	2,680
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	38
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	385
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	178
2.65%, 12/20/2027	CAD	565	380
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	300	159
2.95%, 04/28/2035	CAD	200	121
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	115
Communaute Francaise de Belgique, (Belgium),
Reg. S, 1.63%, 05/03/2032	EUR	200	179
Reg. S, 3.75%, 06/22/2033	EUR	100	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	2,550	2,402
Reg. S, 0.25%, 01/18/2041	EUR	2,500	1,432
Reg. S, 0.38%, 06/20/2024	EUR	300	309
Reg. S, 0.75%, 07/15/2049	EUR	600	320
Reg. S, 1.63%, 10/22/2071	GBP	2,000	899
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	270
Reg. S, 1.50%, 06/17/2031	EUR	770	679
Reg. S, 1.75%, 03/04/2041	EUR	500	355
Reg. S, 3.00%, 03/20/2027	EUR	300	309
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	353
Reg. S, 0.63%, 01/21/2030	EUR	235	203
Reg. S, 0.95%, 01/20/2032	EUR	300	249
Reg. S, 1.25%, 01/21/2040	EUR	720	474
Reg. S, 2.25%, 04/16/2050	EUR	10	7
Reg. S, 4.13%, 04/13/2033	EUR	360	381
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	220
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	99
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	6
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	16,760	655
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	695
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	17,380	592
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	268
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	517
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,247
Series 103, 2.00%, 10/13/2033	CZK	20,000	679
Series 105, 2.75%, 07/23/2029	CZK	5,810	226
Series 120, 1.25%, 02/14/2025	CZK	11,950	487
Series 121, 1.20%, 03/13/2031	CZK	27,250	921
Series 125, 1.50%, 04/24/2040	CZK	8,640	233
Series 130, 0.05%, 11/29/2029	CZK	13,030	425
Series 138, 1.75%, 06/23/2032	CZK	20,400	699
Series 142, 1.95%, 07/30/2037	CZK	12,960	402
Series 148, 6.00%, 02/26/2026	CZK	5,910	263
Series 149, 5.50%, 12/12/2028	CZK	10,640	478
Series 150, 5.00%, 09/30/2030	CZK	15,000	659
Denmark Government Bond, (Denmark),
0.25%, 11/15/2052	DKK	5,921	383
0.50%, 11/15/2027	DKK	5,478	703
0.50%, 11/15/2029	DKK	13,494	1,654
1.75%, 11/15/2025	DKK	5,460	751
4.50%, 11/15/2039	DKK	10,830	1,786
7.00%, 11/10/2024	DKK	1,470	216
Series G, 0.00%, 11/15/2031	DKK	960	107
Series TWIN, 0.00%, 11/15/2031	DKK	12,807	1,430

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	995
Reg. S, 2.13%, 09/01/2026	EUR	1,000	1,010
4.75%, 11/26/2027	EUR	900	992
Series 86, 0.24%, 10/13/2027	JPY	100,000	665
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	165
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,000
Reg. S, 0.00%, 01/20/2031	EUR	9,600	7,951
Reg. S, 0.05%, 10/17/2029	EUR	9,000	7,820
Reg. S, 0.05%, 01/18/2052	EUR	1,000	384
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,012
Reg. S, 0.50%, 07/11/2025	EUR	8,000	8,022
Reg. S, 0.63%, 10/16/2026	EUR	100	97
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,319
Reg. S, 0.70%, 01/17/2053	EUR	10,000	4,906
Reg. S, 0.75%, 05/03/2027	EUR	15,000	14,496
Reg. S, 0.88%, 04/10/2035	EUR	15,900	12,557
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,556
Reg. S, 1.38%, 05/31/2047	EUR	10,000	6,741
Reg. S, 1.45%, 09/05/2040	EUR	10,370	7,880
Reg. S, 1.50%, 12/15/2025	EUR	13,000	13,185
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,449
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,389
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,427
Reg. S, 2.38%, 04/11/2028	EUR	15,000	15,206
Reg. S, 2.38%, 06/21/2032	EUR	5,000	4,866
Reg. S, 2.75%, 08/17/2026	EUR	15,000	15,558
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,043
Reg. S, 3.00%, 12/15/2028	EUR	1,000	1,039
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,073
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 12/15/2026	EUR	10,500	9,989
Reg. S, 0.01%, 03/04/2030	EUR	1,900	1,627
Reg. S, 0.01%, 10/15/2031	EUR	8,900	7,214
Reg. S, 0.50%, 03/02/2026	EUR	5,600	5,525
Reg. S, 0.50%, 03/05/2029	EUR	6,000	5,466
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,571
Reg. S, 0.88%, 07/18/2042	EUR	1,020	656
Reg. S, 1.00%, 09/23/2025	EUR	15,000	15,115
Reg. S, 1.00%, 06/23/2027	EUR	5,000	4,856
Reg. S, 1.75%, 10/20/2045	EUR	1,050	779
Reg. S, 1.80%, 11/02/2046	EUR	10,420	7,761
Reg. S, 1.85%, 12/01/2055	EUR	180	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
European Union, (Supranational),
Reg. S, 0.00%, 07/06/2026	EUR	10,350	9,986
Reg. S, 0.00%, 10/04/2028	EUR	1,800	1,614
Reg. S, 0.00%, 04/22/2031	EUR	5,800	4,779
Reg. S, 0.00%, 07/04/2031	EUR	30,000	24,459
Reg. S, 0.25%, 04/22/2036	EUR	12,900	9,080
Reg. S, 0.40%, 02/04/2037	EUR	10,000	7,014
Reg. S, 0.45%, 07/04/2041	EUR	19,800	11,928
Reg. S, 0.50%, 04/04/2025	EUR	3,575	3,611
Reg. S, 0.70%, 07/06/2051	EUR	5,900	2,991
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,444
Reg. S, 0.80%, 07/04/2025	EUR	20,700	20,856
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,016
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,010
Reg. S, 1.38%, 10/04/2029	EUR	8,000	7,565
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,222
Reg. S, 1.63%, 12/04/2029	EUR	31,600	30,205
Reg. S, 2.00%, 10/04/2027	EUR	10,000	10,039
Reg. S, 2.50%, 10/04/2052	EUR	26,000	20,966
Reg. S, 2.63%, 02/04/2048	EUR	16,000	13,861
Reg. S, 2.75%, 10/05/2026	EUR	20,000	20,749
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,266
Reg. S, 3.38%, 04/04/2038	EUR	4,000	4,063
Reg. S, 3.38%, 10/04/2038	EUR	30,000	30,022
Reg. S, 3.38%, 11/04/2042	EUR	20,000	19,664
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,258
Series MFA, Reg. S, 3.00%, 03/04/2053	EUR	8,000	7,117
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	5,198	5,130
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,500	5,001
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	8,408
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	20,800	14,544
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	4,473
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	6,672
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	552
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	2,699
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	2,899
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	3,860
Export Development Canada, (Canada),
Reg. S, 0.50%, 02/25/2027	EUR	2,000	1,918
Reg. S, 2.88%, 01/19/2028	EUR	10,000	10,359
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	29,000	4,076
Series 1603, 3.33%, 02/22/2026	CNY	15,000	2,091
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,395
Series 1703, 4.11%, 03/20/2027	CNY	14,000	2,012
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,119
Series 2005, 2.93%, 03/02/2025	CNY	95,600	13,182
Series 2007, 3.26%, 02/24/2027	CNY	74,400	10,404
Series 2010, 3.23%, 03/23/2030	CNY	39,400	5,518

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,448
Series 2015, 3.43%, 10/23/2025	CNY	71,000	9,895
Series 2110, 3.38%, 07/16/2031	CNY	4,000	567
Series 2203, 2.57%, 06/10/2025	CNY	13,000	1,781
Series 2205, 2.61%, 01/27/2027	CNY	40,000	5,481
Series 2210, 3.18%, 03/11/2032	CNY	123,600	17,262
Series 2211, 2.90%, 08/19/2032	CNY	57,600	7,875
Series 2213, 2.64%, 12/05/2025	CNY	7,400	1,016
Series 2215, 2.82%, 06/17/2027	CNY	19,000	2,619
Series 2310, 3.10%, 02/13/2033	CNY	23,800	3,307
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	706
5.13%, 09/18/2033		230	224
Reg. S, 8.00%, 05/15/2024	IDR	400,000	26
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2026 (e)	EUR	350	336
Reg. S, 0.00%, 09/15/2030 (e)	EUR	510	431
Reg. S, 0.13%, 09/15/2031 (e)	EUR	755	622
Reg. S, 0.13%, 04/15/2036 (e)	EUR	280	194
Reg. S, 0.13%, 04/15/2052 (e)	EUR	450	190
Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	234
Reg. S, 0.50%, 04/15/2026 (e)	EUR	1,440	1,422
Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	629
Reg. S, 0.50%, 09/15/2028 (e)	EUR	1,190	1,103
Reg. S, 0.50%, 09/15/2029 (e)	EUR	80	72
Reg. S, 0.50%, 04/15/2043 (e)	EUR	500	299
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	283
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	433
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	355
Reg. S, 1.38%, 04/15/2027 (e)	EUR	160	159
Reg. S, 1.50%, 09/15/2032 (e)	EUR	1,300	1,179
Reg. S, 2.63%, 07/04/2042 (e)	EUR	675	619
Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	996
Reg. S, 2.75%, 04/15/2038 (e)	EUR	540	514
Reg. S, 3.00%, 09/15/2033 (e)	EUR	620	632
Reg. S, 4.00%, 07/04/2025 (e)	EUR	780	833
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	717	498
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	300	270
Reg. S, 0.75%, 08/07/2028	EUR	1,500	1,403
Reg. S, 2.13%, 03/08/2028	EUR	300	301
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	98
Reg. S, 0.85%, 12/17/2023	EUR	1,000	1,050

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	271
Reg. S, 0.01%, 06/30/2028	EUR	180	163
0.01%, 11/05/2035	EUR	70	49
Reg. S, 0.20%, 09/03/2049	EUR	70	31
Reg. S, 0.25%, 02/18/2041	EUR	394	235
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	254
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	171
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	145
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2025	EUR	6,620	6,672
Reg. S, 0.00%, 03/25/2025	EUR	5,030	5,057
Reg. S, 0.00%, 02/25/2026	EUR	7,430	7,275
Reg. S, 0.00%, 02/25/2027	EUR	7,205	6,850
Reg. S, 0.00%, 11/25/2029	EUR	9,655	8,432
Reg. S, 0.00%, 11/25/2030	EUR	3,747	3,162
Reg. S, 0.00%, 11/25/2031	EUR	5,604	4,563
Reg. S, 0.00%, 05/25/2032	EUR	3,990	3,188
Reg. S, 0.25%, 11/25/2026	EUR	4,076	3,936
Reg. S, 0.50%, 05/25/2025	EUR	6,943	7,002
Reg. S, 0.50%, 05/25/2026	EUR	3,759	3,704
Reg. S, 0.50%, 05/25/2029	EUR	3,547	3,243
Reg. S, 0.50%, 05/25/2040 (e)	EUR	5,014	3,206
Reg. S, 0.50%, 06/25/2044 (e)	EUR	1,702	963
Reg. S, 0.50%, 05/25/2072 (e)	EUR	1,203	397
Reg. S, 0.75%, 02/25/2028	EUR	9,480	9,050
Reg. S, 0.75%, 05/25/2028	EUR	7,363	6,990
Reg. S, 0.75%, 11/25/2028	EUR	5,055	4,747
Reg. S, 0.75%, 05/25/2052 (e)	EUR	4,457	2,223
Reg. S, 0.75%, 05/25/2053 (e)	EUR	5,058	2,459
Reg. S, 1.00%, 11/25/2025	EUR	4,960	5,000
Reg. S, 1.00%, 05/25/2027	EUR	3,898	3,819
Reg. S, 1.25%, 05/25/2034	EUR	5,852	4,984
Reg. S, 1.25%, 05/25/2036 (e)	EUR	6,764	5,476
Reg. S, 1.25%, 05/25/2038	EUR	3,740	2,878
Reg. S, 1.50%, 05/25/2031	EUR	4,223	3,955
Reg. S, 1.50%, 05/25/2050 (e)	EUR	4,021	2,622
Reg. S, 1.75%, 11/25/2024	EUR	1,760	1,823
Reg. S, 1.75%, 06/25/2039 (e)	EUR	2,597	2,131
Reg. S, 1.75%, 05/25/2066 (e)	EUR	2,466	1,509
Reg. S, 2.00%, 11/25/2032	EUR	8,910	8,442
Reg. S, 2.00%, 05/25/2048 (e)	EUR	3,527	2,661
Reg. S, 2.50%, 09/24/2026	EUR	3,110	3,221
Reg. S, 2.50%, 05/25/2030	EUR	10,991	11,159
Reg. S, 2.50%, 05/25/2043 (e)	EUR	3,240	2,813
Reg. S, 2.75%, 10/25/2027	EUR	5,509	5,737
Reg. S, 3.00%, 05/25/2033	EUR	2,080	2,131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.00%, 05/25/2054 (e)	EUR	1,810	1,610
Reg. S, 3.25%, 05/25/2045	EUR	3,425	3,334
Reg. S, 3.50%, 04/25/2026	EUR	536	570
Reg. S, 4.00%, 10/25/2038	EUR	2,618	2,877
Reg. S, 4.00%, 04/25/2055 (e)	EUR	1,031	1,113
Reg. S, 4.00%, 04/25/2060	EUR	1,968	2,127
Reg. S, 4.50%, 04/25/2041	EUR	2,492	2,891
Reg. S, 4.75%, 04/25/2035	EUR	1,867	2,202
Reg. S, 5.50%, 04/25/2029	EUR	2,037	2,405
Reg. S, 5.75%, 10/25/2032	EUR	1,029	1,290
Reg. S, 6.00%, 10/25/2025	EUR	1,290	1,435
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	208
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	121
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	580	549
Gestion Securite de Stocks Securite SA, (France), Reg. S, 3.38%, 06/29/2030	EUR	300	312
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	975
Hong Kong Government Bond Programme, (Hong Kong), 1.97%, 01/17/2029	HKD	200	23
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	685
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,169
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,376
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	719
Series 26/E, 1.50%, 04/22/2026	HUF	352,910	818
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	186
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	445
Series 28/B, 4.50%, 03/23/2028	HUF	73,760	177
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	197
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	414
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	623
Series 32/A, 4.75%, 11/24/2032	HUF	58,400	131
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	354
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	175
Series 38/A, 3.00%, 10/27/2038	HUF	82,470	137
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	42
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	1,000	754
Reg. S, 1.63%, 04/28/2032	EUR	1,000	782
Reg. S, 1.75%, 10/10/2027	EUR	825	779
Reg. S, 1.75%, 06/05/2035	EUR	5,000	3,552
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	246
SUB, 8.40%, 03/28/2025		600	621
SUB, 8.91%, 11/18/2024		800	827
Series HK, 9.38%, 04/15/2030		500	608

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	300	250
Reg. S, 0.68%, 11/24/2036	EUR	100	70
Reg. S, 1.00%, 05/25/2034	EUR	300	241
Reg. S, 1.28%, 02/14/2042	EUR	100	67
Reg. S, 3.05%, 02/03/2033	EUR	100	100
Reg. S, 3.40%, 05/25/2043	EUR	100	95
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	3,102	2,911
1.10%, 03/12/2033	EUR	1,000	760
1.85%, 03/12/2031		234	181
Reg. S, 2.15%, 07/18/2024	EUR	2,050	2,124
3.35%, 03/12/2071		200	120
Reg. S, 3.38%, 07/30/2025	EUR	7,000	7,264
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,034
4.65%, 09/20/2032		600	560
Indonesia Treasury Bond, (Indonesia),
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	222
Series FR65, 6.63%, 05/15/2033	IDR	400,000	26
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	161
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	88
Series FR82, 7.00%, 09/15/2030	IDR	229,000	15
Series FR86, 5.50%, 04/15/2026	IDR	600,000	38
Series FR87, 6.50%, 02/15/2031	IDR	800,000	51
Series FR91, 6.38%, 04/15/2032	IDR	3,200,000	202
Series FR95, 6.38%, 08/15/2028	IDR	1,000,000	64
Series FR96, 7.00%, 02/15/2033	IDR	1,000,000	65
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	316
Instituto de Credito Oficial, (Spain),
Reg. S, 0.00%, 04/30/2027	EUR	500	465
Reg. S, 2.65%, 01/31/2028	EUR	100	101
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	2,125	2,013
Zero Coupon, 07/15/2029		38	28
Zero Coupon, 10/31/2030		1,000	688
0.10%, 09/17/2035	EUR	1,475	1,039
Reg. S, 0.20%, 01/21/2061	EUR	1,000	317
0.25%, 09/23/2027	GBP	2,900	2,960
0.25%, 05/21/2029	EUR	5,000	4,459
0.38%, 07/28/2025		50	46
0.50%, 10/28/2025		2,100	1,911
0.50%, 06/21/2035	EUR	50	38
0.65%, 02/10/2026		750	675
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,143
0.88%, 12/13/2024	GBP	2,050	2,369

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
1.00%, 12/21/2029	GBP	2,000	1,966
1.20%, 08/08/2034	EUR	9,000	7,565
1.63%, 01/15/2025		475	453
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	920
2.50%, 03/19/2024		465	458
2.90%, 01/19/2033	EUR	7,000	7,078
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 0.01%, 05/15/2026	EUR	100	96
Reg. S, 3.25%, 03/10/2031	EUR	300	315
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	1,577	1,293
Reg. S, 0.20%, 05/15/2027	EUR	1,940	1,846
Reg. S, 0.20%, 10/18/2030	EUR	1,111	956
Reg. S, 0.35%, 10/18/2032	EUR	290	238
Reg. S, 0.40%, 05/15/2035	EUR	691	522
Reg. S, 0.55%, 04/22/2041	EUR	385	245
Reg. S, 0.90%, 05/15/2028	EUR	412	395
Reg. S, 1.00%, 05/15/2026	EUR	720	720
Reg. S, 1.10%, 05/15/2029	EUR	957	906
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,087
Reg. S, 1.35%, 03/18/2031	EUR	965	899
Reg. S, 1.50%, 05/15/2050	EUR	1,163	774
Reg. S, 1.70%, 05/15/2037	EUR	800	676
Reg. S, 2.00%, 02/18/2045	EUR	685	544
Reg. S, 2.40%, 05/15/2030	EUR	1,000	1,010
Reg. S, 3.00%, 10/18/2043	EUR	600	582
5.40%, 03/13/2025	EUR	790	859
Israel Government AID Bond, (Israel),
5.50%, 09/18/2033		200	207
Series 2, Zero Coupon, 11/01/2024		749	703
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	89
Series 327, 2.00%, 03/31/2027	ILS	800	197
Series 330, 1.00%, 03/31/2030	ILS	1,200	259
Series 537, 1.50%, 05/31/2037	ILS	305	57
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,397
Reg. S, 1.50%, 01/18/2027	EUR	2,000	1,955
Reg. S, 2.50%, 01/16/2049	EUR	825	649
2.75%, 07/03/2030		400	340
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 3.60%, 09/29/2025	EUR	530	556
Series 3Y, Reg. S, 0.00%, 12/15/2024	EUR	650	656
Series 3Y, Reg. S, 1.20%, 08/15/2025	EUR	500	503
Series 3Y, Reg. S, 3.50%, 01/15/2026	EUR	1,720	1,802
Series 3Y, Reg. S, 3.80%, 04/15/2026	EUR	3,000	3,161

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	4,060	3,895
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,263
Series 5Y, Reg. S, 0.50%, 02/01/2026	EUR	5,270	5,152
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	2,370	2,273
Series 5Y, Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,080	2,123
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	660	661
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	450	469
Series 6Y, Reg. S, 0.35%, 02/01/2025	EUR	2,780	2,804
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	7,600	6,794
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	2,560	2,224
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	3,639
Series 7Y, Reg. S, 0.65%, 10/15/2023	EUR	1,000	1,056
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	1,440	1,354
Series 7Y, Reg. S, 1.45%, 11/15/2024	EUR	3,400	3,498
Series 7Y, Reg. S, 1.45%, 05/15/2025	EUR	2,813	2,860
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	545	560
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	1,800	1,829
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	1,500	1,545
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	1,400	1,442
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	6,158
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	2,470	2,528
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	2,294	1,813
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	910	769
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	2,855	2,295
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	3,305	2,607
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	2,107	2,051
Series 10Y, Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,646
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	1,820	1,812
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	1,753	1,541
Series 10Y, Reg. S, 2.00%, 12/01/2025	EUR	1,400	1,423
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	1,402	1,362
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,525
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	1,977	1,964
Series 10Y, Reg. S, 2.50%, 12/01/2024	EUR	994	1,034
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,018
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	3,348	3,320
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	1,946	1,926
Series 10Y, Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,298
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	130	134
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	3,290	3,413
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	1,957	1,607
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	2,100	1,849
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	800	786
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	4,191	3,665
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,720	1,868
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	3,214	2,109
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	1,229	893

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,700	3,230
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	6,199
Series 16Y, Reg. S, 4.50%, 03/01/2026 (e)	EUR	2,853	3,055
Series 16Y, Reg. S, 5.00%, 03/01/2025 (e)	EUR	4,570	4,897
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	2,246	1,906
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	2,134	1,699
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	2,362	1,978
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,450	2,383
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	2,154	1,439
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	1,112	928
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,660	2,453
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	1,271	764
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	1,030	899
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	1,040	990
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,028
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	2,200	2,544
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	2,267	1,242
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,350	979
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	2,540	2,041
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	2,815	2,320
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,271
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,105	2,137
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,040
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	560	591
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	1,981
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,445
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	1,753	2,043
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	2,141	2,266
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	1,851	1,070
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	717	386
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	1,055	687
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	1,442	954
Japan Bank for International Cooperation, (Japan),
0.63%, 07/15/2025		500	459
3.13%, 02/15/2028	EUR	1,000	1,036
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	729
Series 75, 1.96%, 09/19/2031	JPY	100,000	728
Series 271, 0.02%, 03/31/2026	JPY	30,000	200
Japan Finance Corp., (Japan), Series 57, 0.00%, 10/17/2025	JPY	20,000	133
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	500	468
Reg. S, 0.63%, 09/02/2025		1,000	911
Series 55, 0.78%, 12/28/2023	JPY	100,000	670
Series 69, 0.48%, 02/28/2025	JPY	100,000	672
Series 2022, 2.32%, 06/18/2027	JPY	20,000	144

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Government Five Year Bond, (Japan),
Series 142, 0.10%, 12/20/2024	JPY	41,400	278
Series 143, 0.10%, 03/20/2025	JPY	15,700	105
Series 144, 0.10%, 06/20/2025	JPY	347,000	2,325
Series 146, 0.10%, 12/20/2025	JPY	122,000	817
Series 148, 0.01%, 06/20/2026	JPY	459,750	3,069
Series 150, 0.01%, 12/20/2026	JPY	31,600	211
Series 151, 0.01%, 03/20/2027	JPY	173,000	1,152
Series 153, 0.01%, 06/20/2027	JPY	459,600	3,054
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	782
Series 3, 2.20%, 03/20/2050	JPY	505,350	3,803
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	7,050	48
Series 8, 1.40%, 03/20/2055	JPY	14,350	90
Series 9, 0.40%, 03/20/2056	JPY	11,000	50
Series 10, 0.90%, 03/20/2057	JPY	7,050	38
Series 11, 0.80%, 03/20/2058	JPY	5,000	26
Series 12, 0.50%, 03/20/2059	JPY	10,000	46
Series 15, 1.00%, 03/20/2062	JPY	49,850	265
Series 16, 1.30%, 03/20/2063	JPY	2,700	16
Japan Government Ten Year Bond, (Japan),
Series 343, 0.10%, 06/20/2026	JPY	227,350	1,522
Series 344, 0.10%, 09/20/2026	JPY	131,500	880
Series 349, 0.10%, 12/20/2027	JPY	59,700	397
Series 357, 0.10%, 12/20/2029	JPY	311,550	2,042
Series 358, 0.10%, 03/20/2030	JPY	90,300	590
Series 359, 0.10%, 06/20/2030	JPY	35,000	228
Series 360, 0.10%, 09/20/2030	JPY	35,450	230
Series 361, 0.10%, 12/20/2030	JPY	196,550	1,273
Series 363, 0.10%, 06/20/2031	JPY	310,050	1,996
Series 364, 0.10%, 09/20/2031	JPY	265,000	1,700
Series 365, 0.10%, 12/20/2031	JPY	45,000	288
Series 366, 0.20%, 03/20/2032	JPY	454,100	2,922
Series 367, 0.20%, 06/20/2032	JPY	6,000	39
Series 370, 0.50%, 03/20/2033	JPY	3,050	20
Series 371, 0.40%, 06/20/2033	JPY	30,000	194
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	728
Series 21, 2.30%, 12/20/2035	JPY	711,850	5,496
Series 22, 2.50%, 03/20/2036	JPY	126,250	995
Series 24, 2.50%, 09/20/2036	JPY	57,950	457
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,464
Series 34, 2.20%, 03/20/2041	JPY	23,000	175
Series 40, 1.80%, 09/20/2043	JPY	450	3
Series 47, 1.60%, 06/20/2045	JPY	10,000	68
Series 66, 0.40%, 03/20/2050	JPY	335,250	1,659

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 67, 0.60%, 06/20/2050	JPY	50,000	261
Series 68, 0.60%, 09/20/2050	JPY	126,500	657
Series 71, 0.70%, 06/20/2051	JPY	118,600	628
Series 73, 0.70%, 12/20/2051	JPY	8,000	42
Series 74, 1.00%, 03/20/2052	JPY	104,000	594
Series 75, 1.30%, 06/20/2052	JPY	10,000	62
Series 76, 1.40%, 09/20/2052	JPY	3,000	19
Series 77, 1.60%, 12/20/2052	JPY	41,500	274
Series 78, 1.40%, 03/20/2053	JPY	1,000	6
Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,583
Series 81, 2.00%, 09/20/2025	JPY	10,100	70
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,564
Series 118, 2.00%, 06/20/2030	JPY	6,800	50
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,724
Series 140, 1.70%, 09/20/2032	JPY	188,950	1,373
Series 142, 1.80%, 12/20/2032	JPY	10,900	80
Series 143, 1.60%, 03/20/2033	JPY	4,800	35
Series 148, 1.50%, 03/20/2034	JPY	67,550	483
Series 151, 1.20%, 12/20/2034	JPY	6,500	45
Series 153, 1.30%, 06/20/2035	JPY	10,000	70
Series 164, 0.50%, 03/20/2038	JPY	4,500	27
Series 165, 0.50%, 06/20/2038	JPY	3,450	21
Series 167, 0.50%, 12/20/2038	JPY	9,750	59
Series 172, 0.40%, 03/20/2040	JPY	145,000	846
Series 173, 0.40%, 06/20/2040	JPY	125,000	725
Series 175, 0.50%, 12/20/2040	JPY	80,000	468
Series 176, 0.50%, 03/20/2041	JPY	173,050	1,008
Series 177, 0.40%, 06/20/2041	JPY	40,000	228
Series 178, 0.50%, 09/20/2041	JPY	443,950	2,567
Series 179, 0.50%, 12/20/2041	JPY	55,000	317
Series 180, 0.80%, 03/20/2042	JPY	133,000	807
Series 183, 1.40%, 12/20/2042	JPY	10,000	67
Series 184, 1.10%, 03/20/2043	JPY	13,650	86
Series 185, 1.10%, 06/20/2043	JPY	4,000	25
Japan Government Two Year Bond, (Japan),
Series 430, 0.01%, 11/01/2023	JPY	300,000	2,008
Series 449, 0.01%, 06/01/2025	JPY	25,000	167
Series 450, 0.01%, 07/01/2025	JPY	32,250	216
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,388
Series 108, 1.43%, 06/18/2027	JPY	100,000	696
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,332
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	105,411	772
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	361

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	52
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	400	301
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	580	693
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	1,330	1,482
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	1,865	2,029
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	342	379
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	863	894
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,988	3,010
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	2,159	2,185
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	997	890
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	2,043	1,715
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,408
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,967	1,349
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	1,021	706
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	970	942
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,000	1,024
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	817	600
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	300	241
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	3,062	2,913
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,345
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	2,254	2,107
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	956	643
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	2,472	2,127
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	1,285	790
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	3,496	3,261
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	2,227	1,808
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	628	227
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,880	1,537
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	2,045	1,218
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	400	372
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	1,190	1,209
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	280	261
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	620	615
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	6,200	5,356
Reg. S, 0.63%, 04/20/2026	EUR	1,200	1,176
Reg. S, 0.88%, 05/24/2027	EUR	500	481
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	690
Reg. S, 0.01%, 05/04/2034	EUR	500	366
Reg. S, 0.50%, 01/24/2025	EUR	460	466
Reg. S, 2.38%, 09/15/2032	EUR	4,000	3,883
Reg. S, 2.88%, 01/19/2035	EUR	7,000	6,895

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	264
Reg. S, 3.38%, 03/15/2027	EUR	1,000	1,056
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	436
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	244
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	336
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	174
2.63%, 09/08/2027	EUR	6,500	6,609
6.00%, 01/22/2025	IDR	15,000,000	962
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	735
Korea Housing Finance Corp., (South Korea), Reg. S, 1.96%, 07/19/2026	EUR	100	100
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	322
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	321
Reg. S, 0.26%, 07/30/2027	CHF	300	304
Korea Treasury Bond, (South Korea),
Series 2409, 1.38%, 09/10/2024	KRW	700,550	508
Series 2612, 1.50%, 12/10/2026	KRW	569,490	392
Series 2803, 3.25%, 03/10/2028	KRW	110,000	79
Series 2806, 2.63%, 06/10/2028	KRW	50,000	35
Series 3006, 1.38%, 06/10/2030	KRW	160,000	101
Series 3106, 2.00%, 06/10/2031	KRW	491,310	317
Series 3112, 2.38%, 12/10/2031	KRW	140,920	93
Series 3212, 4.25%, 12/10/2032	KRW	100,000	75
Series 4009, 1.50%, 09/10/2040	KRW	277,980	143
Series 4209, 3.25%, 09/10/2042	KRW	135,980	91
Series 4903, 2.00%, 03/10/2049	KRW	14,620	7
Series 5003, 1.50%, 03/10/2050	KRW	587,880	262
Series 5103, 1.88%, 03/10/2051	KRW	60,000	29
Series 5303, 3.25%, 03/10/2053	KRW	151,170	99
Series 7009, 1.63%, 09/10/2070	KRW	72,350	28
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	419
Reg. S, 0.05%, 09/06/2029	EUR	400	349
Reg. S, 0.25%, 02/25/2032	EUR	100	82
Reg. S, 0.38%, 12/17/2025	GBP	5,000	5,487
Reg. S, 1.25%, 02/23/2033	EUR	200	175
Reg. S, 3.00%, 09/25/2028	EUR	200	208
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	218	184
Reg. S, 0.13%, 11/19/2040	EUR	100	59
Reg. S, 0.63%, 01/27/2026	EUR	380	376
Reg. S, 3.00%, 06/27/2033	EUR	200	205
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	415
Reg. S, 0.05%, 08/06/2040	EUR	200	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.10%, 01/18/2030	EUR	635	550
Reg. S, 0.13%, 11/24/2045	EUR	90	44
Reg. S, 0.15%, 02/22/2036	EUR	100	70
Reg. S, 0.63%, 02/05/2029	EUR	800	735
Reg. S, 0.63%, 01/26/2052	EUR	200	99
Reg. S, 1.63%, 08/02/2032	EUR	180	165
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	212
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	209
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	90
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	46
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	222
Reg. S, 0.13%, 01/13/2051	EUR	100	41
0.50%, 03/02/2029	EUR	500	455
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	78
Reg. S, 1.13%, 05/30/2028	EUR	390	361
Reg. S, 1.38%, 05/16/2036	EUR	110	83
Reg. S, 1.88%, 02/19/2049	EUR	100	70
Reg. S, 3.50%, 01/17/2028	EUR	650	677
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	482
Reg. S, 4.50%, 12/07/2038	GBP	110	127
5.10%, 03/07/2051	GBP	50	61
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	69
Reg. S, 0.50%, 07/28/2050	EUR	210	91
Reg. S, 0.75%, 05/06/2030	EUR	440	371
Reg. S, 0.95%, 05/26/2027	EUR	500	471
Reg. S, 2.13%, 06/01/2032	EUR	210	189
Reg. S, 3.88%, 06/14/2033	EUR	350	360
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	110	110
Reg. S, 0.00%, 11/13/2026	EUR	400	382
Reg. S, 0.00%, 04/28/2030	EUR	150	129
Malaysia Government Bond, (Malaysia),
Series 114, 4.18%, 07/15/2024	MYR	140	30
Series 119, 3.91%, 07/15/2026	MYR	500	107
Series 120, 4.07%, 06/15/2050	MYR	100	20
Series 123, 4.46%, 03/31/2053	MYR	100	21
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,402
Series 519, 3.76%, 05/22/2040	MYR	640	128
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	810	174
Series 122, 4.19%, 10/07/2032	MYR	140	30
Series 222, 5.36%, 05/15/2052	MYR	20	5
Series 417, 4.90%, 05/08/2047	MYR	271	61
Series 617, 4.72%, 06/15/2033	MYR	505	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	700	773
7.30%, 12/23/2025	EUR	500	570
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	890
Series M, 7.75%, 05/29/2031	MXN	12,000	606
Series M, 7.75%, 11/13/2042	MXN	2,000	93
Series M, 8.50%, 05/31/2029	MXN	1,000	54
Series M, 8.50%, 11/18/2038	MXN	2,000	101
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,015
1.35%, 09/18/2027	EUR	3,075	2,915
1.45%, 10/25/2033	EUR	7,000	5,210
1.63%, 04/08/2026	EUR	200	198
2.13%, 10/25/2051	EUR	2,200	1,187
3.00%, 03/06/2045	EUR	825	600
Reg. S, 3.38%, 02/23/2031	EUR	3,000	2,867
3.50%, 02/12/2034		1,100	860
3.75%, 04/19/2071		200	114
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,499
4.40%, 02/12/2052		400	277
4.50%, 04/22/2029		200	186
4.60%, 02/10/2048		250	182
Reg. S, 5.63%, 03/19/2114	GBP	800	696
5.75%, 10/12/2110		80	64
6.75%, 02/06/2024	GBP	100	122
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	733
Reg. S, 1.00%, 01/23/2051	EUR	100	52
Reg. S, 1.38%, 11/21/2033	EUR	500	424
Reg. S, 1.50%, 07/12/2038	EUR	100	77
Reg. S, 1.50%, 04/11/2044	EUR	100	68
Reg. S, 3.00%, 10/12/2032	EUR	100	99
Reg. S, 3.25%, 01/12/2043	EUR	200	186
Reg. S, 4.00%, 09/26/2042	EUR	300	311
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	138
2.55%, 10/09/2029	CAD	300	196
2.80%, 12/03/2023	CAD	500	367
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	754
Reg. S, 0.05%, 01/28/2030	EUR	374	321
Reg. S, 0.38%, 09/28/2046	EUR	269	139
Reg. S, 0.75%, 10/04/2041	EUR	200	129
Reg. S, 1.00%, 03/01/2028	EUR	300	286
Reg. S, 1.25%, 05/27/2036	EUR	140	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.50%, 04/27/2038	EUR	440	353
Reg. S, 1.50%, 06/15/2039	EUR	160	125
Reg. S, 2.75%, 12/17/2029	EUR	1,000	1,018
5.20%, 03/31/2025	CAD	1,000	737
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2026 (e)	EUR	1,100	1,083
Reg. S, 0.00%, 01/15/2027 (e)	EUR	1,890	1,811
Reg. S, 0.00%, 01/15/2029 (e)	EUR	1,980	1,787
Reg. S, 0.00%, 07/15/2030 (e)	EUR	1,014	876
Reg. S, 0.00%, 07/15/2031 (e)	EUR	2,577	2,154
Reg. S, 0.00%, 01/15/2038 (e)	EUR	1,552	1,032
Reg. S, 0.00%, 01/15/2052 (e)	EUR	2,094	912
Reg. S, 0.25%, 07/15/2025 (e)	EUR	2,884	2,892
Reg. S, 0.25%, 07/15/2029 (e)	EUR	799	723
Reg. S, 0.50%, 07/15/2026 (e)	EUR	1,140	1,123
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	1,830
Reg. S, 0.50%, 01/15/2040 (e)	EUR	1,720	1,186
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,913	1,862
Reg. S, 0.75%, 07/15/2028 (e)	EUR	2,880	2,742
Reg. S, 2.00%, 01/15/2054 (e)	EUR	770	619
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,288	2,299
Reg. S, 2.50%, 07/15/2033 (e)	EUR	1,210	1,208
Reg. S, 2.75%, 01/15/2047 (e)	EUR	2,068	2,005
Reg. S, 3.75%, 01/15/2042 (e)	EUR	2,081	2,334
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,110
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,585
New South Wales Treasury Corp., (Australia),
Reg. S, 2.00%, 03/20/2031	AUD	200	106
Reg. S, 2.00%, 03/08/2033	AUD	100	50
Reg. S, 2.50%, 11/22/2032	AUD	50	27
Reg. S, 3.00%, 02/20/2030	AUD	270	158
New Zealand Government Bond, (New Zealand),
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	170	97
Series 429, 3.00%, 04/20/2029	NZD	110	59
Series 528, 0.25%, 05/15/2028	NZD	700	334
Series 530, 4.50%, 05/15/2030	NZD	30	17
Series 532, 2.00%, 05/15/2032	NZD	80	37
Series 534, 4.25%, 05/15/2034	NZD	30	16
Series 551, 2.75%, 05/15/2051	NZD	40	15
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	250	93
3.50%, 04/14/2033	NZD	300	147
Northern Territory Treasury Corp., (Australia), Reg. S, 2.00%, 04/21/2031	AUD	300	158
Norway Government Bond, (Norway),
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	6,073	564
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	6,500	586

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	396
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	266
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	6,510	556
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	250
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	556
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	7,444	566
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	5,867	474
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	1,280	116
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	1,400	121
OMERS Finance Trust, (Canada),
Reg. S, 0.45%, 05/13/2025	EUR	3,200	3,199
0.45%, 05/13/2025 (e)	EUR	250	250
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	770
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.50%, 05/06/2025	EUR	6,800	6,803
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,064
Reg. S, 1.85%, 05/03/2032	EUR	10,000	9,018
Reg. S, 3.30%, 10/05/2029	EUR	800	821
Panama Government International Bond, (Panama),
3.30%, 01/19/2033		400	312
4.50%, 01/19/2063		400	259
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,534
Reg. S, 1.95%, 11/17/2036	EUR	1,000	723
Reg. S, 2.75%, 01/30/2026	EUR	825	836
2.78%, 01/23/2031		110	90
3.00%, 01/15/2034		570	439
3.23%, 07/28/2121		25	13
3.55%, 03/10/2051		75	50
Reg. S, 6.90%, 08/12/2037	PEN	1,000	251
Philippine Government International Bond, (Philippines),
1.20%, 04/28/2033	EUR	5,000	3,938
1.65%, 06/10/2031		200	150
1.75%, 04/28/2041	EUR	1,000	666
3.20%, 07/06/2046		200	131
5.61%, 04/13/2033		700	702
9.50%, 02/02/2030		100	121
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	1,092	899
Reg. S, 0.48%, 10/18/2030 (e)	EUR	777	674
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,675	1,608
Reg. S, 0.90%, 10/12/2035 (e)	EUR	861	655
Reg. S, 1.00%, 04/12/2052 (e)	EUR	530	269
Reg. S, 1.15%, 04/11/2042 (e)	EUR	395	260
Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,095
Reg. S, 1.95%, 06/15/2029 (e)	EUR	1,803	1,776

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.13%, 10/17/2028 (e)	EUR	1,047	1,052
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,500	1,575
Reg. S, 2.88%, 07/21/2026 (e)	EUR	1,710	1,796
Reg. S, 3.50%, 06/18/2038 (e)	EUR	700	701
Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,112
Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	900
Reg. S, 4.10%, 02/15/2045 (e)	EUR	770	811
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	523
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	656	604
Province of Alberta Canada, (Canada),
Reg. S, 1.40%, 02/20/2029	SEK	2,000	157
2.20%, 06/01/2026	CAD	600	412
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	207
7.25%, 09/01/2036		300	359
7.88%, 11/30/2023	CAD	620	458
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	333
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	117
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,000	2,459
Reg. S, 0.25%, 12/15/2026	GBP	1,900	1,990
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,453
Reg. S, 0.38%, 04/08/2027	EUR	1,000	946
Reg. S, 0.50%, 12/15/2023	GBP	500	604
Reg. S, 0.63%, 04/17/2025	EUR	400	403
Reg. S, 0.88%, 01/21/2025	EUR	1,000	1,017
5.60%, 06/02/2035	CAD	300	235
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	500	427
Reg. S, 0.25%, 05/05/2031	EUR	8,000	6,583
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,459
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,366
Reg. S, 0.88%, 07/05/2028	EUR	1,025	957
Reg. S, 2.38%, 01/22/2024	EUR	425	447
3.50%, 12/01/2045	CAD	200	119
4.50%, 09/08/2033		610	586
Series PD, 7.50%, 09/15/2029		100	113
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	227
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	600	310
Reg. S, 2.00%, 08/22/2033 (e)	AUD	70	34
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	243
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	166
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	309

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.40%, 12/19/2036	EUR	1,260	1,092
Reg. S, 0.88%, 05/25/2027	EUR	100	96
Reg. S, 1.88%, 05/25/2032	EUR	100	91
Reg. S, 3.25%, 04/11/2033	EUR	100	101
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	180
Reg. S, 0.50%, 06/14/2025	EUR	200	200
Reg. S, 0.63%, 04/23/2027	EUR	200	191
Reg. S, 2.23%, 07/19/2032	EUR	200	187
Region Wallonne Belgium, (Belgium),
Reg. S, 0.25%, 05/03/2026	EUR	300	291
Reg. S, 0.38%, 10/22/2031	EUR	100	81
Reg. S, 0.50%, 06/22/2037	EUR	100	66
Reg. S, 1.05%, 06/22/2040	EUR	100	66
Reg. S, 1.25%, 05/03/2034	EUR	200	163
Reg. S, 1.38%, 04/06/2032	EUR	200	175
Reg. S, 3.25%, 06/22/2033	EUR	600	601
Reg. S, 3.50%, 03/15/2043	EUR	100	95
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	288
Reg. S, 0.00%, 04/20/2025 (e)	EUR	1,300	1,303
Reg. S, 0.00%, 10/20/2028 (e)	EUR	490	441
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,178	1,013
Reg. S, 0.00%, 02/20/2031 (e)	EUR	2,094	1,738
Reg. S, 0.00%, 10/20/2040 (e)	EUR	460	264
Reg. S, 0.25%, 10/20/2036 (e)	EUR	1,450	1,004
Reg. S, 0.50%, 04/20/2027 (e)	EUR	1,100	1,060
Reg. S, 0.50%, 02/20/2029 (e)	EUR	1,219	1,117
Reg. S, 0.70%, 04/20/2071 (e)	EUR	851	332
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	983
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,607
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,362	731
Reg. S, 0.85%, 06/30/2120 (e)	EUR	300	111
Reg. S, 0.90%, 02/20/2032 (e)	EUR	1,890	1,642
Reg. S, 1.20%, 10/20/2025 (e)	EUR	1,760	1,784
Reg. S, 1.50%, 02/20/2047 (e)	EUR	895	625
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	101
Reg. S, 1.85%, 05/23/2049 (e)	EUR	570	424
Reg. S, 2.00%, 07/15/2026 (e)	EUR	270	276
Reg. S, 2.10%, 09/20/2117 (e)	EUR	756	503
Reg. S, 2.40%, 05/23/2034 (e)	EUR	1,023	980
Reg. S, 2.90%, 02/20/2033 (e)	EUR	930	942
Reg. S, 3.15%, 06/20/2044 (e)	EUR	948	929
Reg. S, 3.15%, 10/20/2053 (e)	EUR	300	287
Reg. S, 3.80%, 01/26/2062 (e)	EUR	490	531
Reg. S, 4.15%, 03/15/2037 (e)	EUR	1,445	1,607
Reg. S, 4.85%, 03/15/2026 (e)	EUR	1,661	1,818
Reg. S, 6.25%, 07/15/2027	EUR	783	914
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,522

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	152
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,798
2.88%, 10/17/2029		200	171
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,060
Reg. S, 5.13%, 07/31/2024	EUR	400	426
5.20%, 07/31/2034	EUR	200	212
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,287
Republic of Poland Government Bond, (Poland),
Series 424, 2.50%, 04/25/2024	PLN	1,639	370
Series 425, 0.75%, 04/25/2025	PLN	1,810	389
Series 428, 2.75%, 04/25/2028	PLN	6,310	1,304
Series 429, 5.75%, 04/25/2029	PLN	530	123
Series 432, 1.75%, 04/25/2032	PLN	4,323	722
Series 447, 4.00%, 04/25/2047	PLN	373	68
Series 725, 3.25%, 07/25/2025	PLN	4,160	924
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,042
Series 727, 2.50%, 07/25/2027	PLN	8,450	1,761
Series 728, 7.50%, 07/25/2028	PLN	3,050	763
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,327
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,197
Series 1029, 2.75%, 10/25/2029	PLN	3,773	749
Series 1030, 1.25%, 10/25/2030	PLN	5,923	1,023
Series 1033, 6.00%, 10/25/2033	PLN	1,730	399
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 02/10/2025	EUR	160	160
Reg. S, 0.88%, 05/10/2027	EUR	1,900	1,805
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,787
Reg. S, 1.38%, 10/22/2027	EUR	6,000	5,781
Reg. S, 2.00%, 03/08/2049	EUR	53	35
Reg. S, 2.38%, 01/18/2036	EUR	1,000	852
Reg. S, 2.75%, 05/25/2032	EUR	3,000	2,856
Reg. S, 4.25%, 02/14/2043	EUR	5,000	4,884
Reg. S, 5.25%, 01/20/2025	EUR	1,000	1,072
Romania Government Bond, (Romania),
Series 5Y, 3.25%, 06/24/2026	RON	2,215	433
Series 5Y, 3.65%, 07/28/2025	RON	9,970	2,024
Series 5Y, 4.25%, 04/28/2036	RON	1,215	197
Series 6Y, 8.75%, 10/30/2028	RON	2,100	482
Series 7Y, 2.50%, 10/25/2027	RON	1,350	245
Series 8Y, 4.15%, 01/26/2028	RON	1,930	372
Series 10YR, 4.15%, 10/24/2030	RON	3,055	555
Series 10Y, 6.70%, 02/25/2032	RON	3,130	651
Series 10Y, 8.25%, 09/29/2032	RON	3,330	759
Series 15Y, 7.90%, 02/24/2038	RON	1,650	375

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,620
Reg. S, 1.75%, 07/13/2030	EUR	1,000	798
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,089
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,347
Reg. S, 2.13%, 03/07/2028	EUR	3,000	2,748
Reg. S, 2.38%, 04/19/2027	EUR	2,000	1,927
Reg. S, 2.63%, 12/02/2040	EUR	1,000	620
Reg. S, 2.75%, 10/29/2025	EUR	6,000	6,118
Reg. S, 2.75%, 02/26/2026	EUR	15	15
Reg. S, 2.75%, 04/14/2041	EUR	800	495
Reg. S, 2.88%, 10/28/2024	EUR	1,475	1,531
Reg. S, 2.88%, 04/13/2042	EUR	1,000	620
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,057
Reg. S, 3.38%, 01/28/2050	EUR	1,265	789
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,703
Reg. S, 3.75%, 02/07/2034	EUR	1,000	833
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,106
Reg. S, 4.63%, 04/03/2049	EUR	2,000	1,567
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,059
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,173
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	2,200	2,069
Reg. S, 2.00%, 07/09/2039	EUR	1,200	886
SFIL SA, (France),
Reg. S, 0.05%, 06/04/2029	EUR	800	695
Reg. S, 1.50%, 03/05/2032	EUR	300	268
Singapore Government Bond, (Singapore),
1.88%, 03/01/2050	SGD	53	30
2.13%, 06/01/2026	SGD	134	94
2.38%, 07/01/2039	SGD	60	39
2.75%, 04/01/2042	SGD	30	21
2.75%, 03/01/2046	SGD	60	41
2.88%, 07/01/2029	SGD	150	107
2.88%, 09/01/2030	SGD	1,215	859
Reg. S, 3.00%, 08/01/2072	SGD	20	14
3.38%, 09/01/2033	SGD	340	248
Slovakia Government Bond, (Slovakia),
Series 231, 0.63%, 05/22/2026	EUR	860	839
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	160	126
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	280	191
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	654
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	99	62
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	363
Series 238, Reg. S, 0.25%, 05/14/2025	EUR	690	689

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	591
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	150
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	248
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	136
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	80	84
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	840	844
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	160	158
Slovenia Government Bond, (Slovenia),
Series RS66, Reg. S, 4.63%, 09/09/2024	EUR	319	342
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	514
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	97
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	146
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	123
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	212	158
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	471
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	503
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	167
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	190	83
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	43
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	800
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	184
Reg. S, 1.00%, 11/09/2031	EUR	300	259
Reg. S, 1.13%, 05/19/2027	EUR	500	485
Reg. S, 1.13%, 05/25/2030	EUR	500	452
Reg. S, 1.50%, 05/29/2037	EUR	300	235
Reg. S, 2.00%, 11/12/2026	CHF	300	330
Reg. S, 2.00%, 02/05/2048	EUR	100	69
Reg. S, 2.25%, 12/20/2047	EUR	100	74
Reg. S, 3.13%, 10/25/2028	EUR	500	518
4.70%, 06/01/2035	CAD	100	71
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,160
Reg. S, 5.00%, 10/10/2033	EUR	200	231
Reg. S, 5.00%, 03/11/2052	GBP	145	160
Reg. S, 5.25%, 12/07/2028	GBP	300	370
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	400	328
Reg. S, 0.30%, 09/02/2036	EUR	200	134
Reg. S, 0.70%, 10/15/2060	EUR	300	106
Reg. S, 0.88%, 05/10/2046	EUR	100	55
Reg. S, 1.00%, 11/26/2051	EUR	200	99
Reg. S, 1.13%, 10/22/2028	EUR	700	659
Reg. S, 1.13%, 05/25/2034	EUR	200	161
Reg. S, 1.70%, 05/25/2050	EUR	300	190
Reg. S, 3.50%, 05/25/2043	EUR	500	478
Reg. S, 3.70%, 05/25/2053	EUR	200	191

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	500	435
Reg. S, 1.00%, 05/25/2040	EUR	100	65
Reg. S, 1.00%, 01/19/2061	EUR	100	39
Reg. S, 1.50%, 02/02/2029	EUR	300	284
Reg. S, 3.38%, 05/25/2033	EUR	200	204
Reg. S, 5.38%, 03/18/2027	GBP	400	489
South Australian Government Financing Authority, (Australia), Reg. S, 2.00%, 05/23/2036	AUD	89	40
Spain Government Bond, (Spain),
0.00%, 01/31/2025	EUR	5,469	5,512
0.00%, 05/31/2025	EUR	2,600	2,592
0.00%, 01/31/2026	EUR	3,200	3,122
0.00%, 01/31/2027	EUR	1,730	1,632
Reg. S, 0.00%, 01/31/2028 (e)	EUR	3,878	3,536
Reg. S, 0.10%, 04/30/2031 (e)	EUR	1,030	835
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	5,622
Reg. S, 0.50%, 10/31/2031 (e)	EUR	4,438	3,655
Reg. S, 0.60%, 10/31/2029 (e)	EUR	980	871
Reg. S, 0.70%, 04/30/2032 (e)	EUR	2,660	2,192
Reg. S, 0.80%, 07/30/2027 (e)	EUR	3,441	3,294
0.80%, 07/30/2029	EUR	1,100	997
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,393	3,045
Reg. S, 1.00%, 07/30/2042 (e)	EUR	1,293	788
Reg. S, 1.00%, 10/31/2050 (e)	EUR	3,300	1,631
Reg. S, 1.20%, 10/31/2040 (e)	EUR	2,511	1,668
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,458	2,217
Reg. S, 1.30%, 10/31/2026 (e)	EUR	2,251	2,232
Reg. S, 1.40%, 04/30/2028 (e)	EUR	3,456	3,337
Reg. S, 1.40%, 07/30/2028 (e)	EUR	1,991	1,913
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,338
Reg. S, 1.45%, 04/30/2029 (e)	EUR	5,130	4,862
Reg. S, 1.45%, 10/31/2071 (e)	EUR	799	347
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,325	1,309
Reg. S, 1.60%, 04/30/2025 (e)	EUR	2,810	2,882
Reg. S, 1.85%, 07/30/2035 (e)	EUR	2,233	1,886
Reg. S, 1.90%, 10/31/2052 (e)	EUR	1,512	933
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,228	2,268
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,840	1,752
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	3,630
Reg. S, 2.35%, 07/30/2033 (e)	EUR	2,341	2,171
Reg. S, 2.55%, 10/31/2032 (e)	EUR	3,290	3,147
2.80%, 05/31/2026	EUR	1,600	1,661
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,463	1,216
Reg. S, 3.15%, 04/30/2033 (e)	EUR	4,020	4,010
Reg. S, 3.45%, 07/30/2043 (e)	EUR	1,630	1,510
Reg. S, 3.45%, 07/30/2066 (e)	EUR	1,660	1,394
Reg. S, 3.55%, 10/31/2033 (e)	EUR	1,240	1,272

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.90%, 07/30/2039 (e)	EUR	750	758
Reg. S, 4.20%, 01/31/2037 (e)	EUR	773	825
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,956	2,107
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,404	1,556
Reg. S, 4.90%, 07/30/2040 (e)	EUR	2,689	3,043
Reg. S, 5.15%, 10/31/2028 (e)	EUR	2,576	2,928
Reg. S, 5.15%, 10/31/2044 (e)	EUR	1,721	2,014
5.75%, 07/30/2032	EUR	1,706	2,070
Reg. S, 5.90%, 07/30/2026 (e)	EUR	2,920	3,282
6.00%, 01/31/2029	EUR	1,780	2,106
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	2,634	2,066
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	126
Reg. S, 1.45%, 11/26/2038	EUR	180	142
Reg. S, 2.50%, 01/25/2029	EUR	200	203
Reg. S, 3.00%, 02/27/2032	EUR	200	206
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	34
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	14
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	15
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	182
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	574
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	85
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	203	166
Reg. S, 0.88%, 12/10/2024	EUR	600	613
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	214
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	100	86
Series 2301, 2.88%, 01/10/2033	EUR	800	813
State of Israel, (Israel), 3.38%, 01/15/2050		200	132
State of Lower Austria, (Austria), Reg. S, 3.63%, 10/04/2033 (w)	EUR	100	105
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,310	1,237
Reg. S, 0.01%, 01/10/2031	EUR	479	398
Reg. S, 0.05%, 03/09/2035	EUR	277	198
Reg. S, 0.38%, 05/14/2029	EUR	500	450
Reg. S, 1.50%, 10/17/2029	EUR	200	190
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	300
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	126
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	640	590
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	143
Reg. S, 0.20%, 04/09/2030	EUR	694	601
Reg. S, 0.20%, 01/27/2051	EUR	270	114
Reg. S, 0.38%, 09/02/2050	EUR	713	326
Reg. S, 0.50%, 11/25/2039	EUR	110	72

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.60%, 06/04/2041	EUR	300	189
Reg. S, 0.75%, 08/16/2041	EUR	360	233
Reg. S, 0.80%, 07/30/2049	EUR	100	55
Reg. S, 0.90%, 11/15/2028	EUR	600	563
Reg. S, 0.95%, 03/13/2028	EUR	144	137
Reg. S, 0.95%, 01/10/2121	EUR	195	68
Reg. S, 1.00%, 10/16/2046	EUR	300	185
Reg. S, 1.38%, 01/15/2120	EUR	434	189
Reg. S, 1.45%, 02/16/2043	EUR	100	72
Reg. S, 1.45%, 01/19/2122	EUR	150	66
Reg. S, 1.65%, 02/22/2038	EUR	480	396
Reg. S, 1.65%, 05/16/2047	EUR	620	443
Reg. S, 1.75%, 10/26/2057	EUR	172	112
Reg. S, 1.75%, 07/11/2068	EUR	104	62
Reg. S, 1.95%, 09/26/2078	EUR	254	157
Reg. S, 2.13%, 06/13/2025	GBP	1,000	1,156
Reg. S, 2.15%, 03/21/2119	EUR	376	238
Reg. S, 2.75%, 01/15/2032	EUR	430	435
Reg. S, 2.90%, 01/15/2053	EUR	390	353
Reg. S, 3.40%, 03/07/2073	EUR	180	177
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	654	453
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	202
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	339
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	961
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	200	138
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 01/21/2031	EUR	410	341
Reg. S, 0.38%, 01/26/2027	EUR	220	210
Reg. S, 0.38%, 03/10/2051	EUR	200	91
Reg. S, 0.75%, 01/19/2026	EUR	725	720
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	39
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	232
0.35%, 02/09/2032	EUR	100	83
Reg. S, 0.50%, 03/24/2051	EUR	123	59
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	185
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.05%, 07/08/2031	EUR	400	329
Reg. S, 0.13%, 06/12/2029	EUR	331	293
Reg. S, 0.38%, 02/08/2027	EUR	310	297
Reg. S, 0.50%, 03/22/2029	EUR	140	127
Reg. S, 0.63%, 08/31/2028	EUR	140	130
Reg. S, 3.00%, 08/16/2033	EUR	400	409
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 03/24/2031	EUR	103	86
Reg. S, 0.00%, 09/14/2032	EUR	400	316
Reg. S, 1.38%, 05/25/2029	EUR	380	364
Reg. S, 1.75%, 05/25/2042	EUR	360	286

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	175
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	105
Reg. S, 2.00%, 06/30/2027	EUR	1,000	999
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	5,820	565
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	798
Series 1058, Reg. S, 2.50%, 05/12/2025 (e)	SEK	5,100	459
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	17,300	1,480
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	16,175	1,335
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	7,090	569
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	5,705	423
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	2,100	114
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	29
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	2,830	233
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	670	689
Reg. S, 0.00%, 06/26/2034	CHF	1,429	1,388
Reg. S, 0.00%, 07/24/2039	CHF	1,059	968
Reg. S, 0.50%, 05/27/2030	CHF	540	570
Reg. S, 0.50%, 06/27/2032	CHF	990	1,031
Reg. S, 0.50%, 06/28/2045	CHF	570	548
Reg. S, 0.50%, 05/24/2055	CHF	372	342
Reg. S, 0.50%, 05/30/2058	CHF	160	147
Reg. S, 1.25%, 06/11/2024	CHF	410	447
Reg. S, 1.25%, 05/28/2026	CHF	550	602
Reg. S, 1.25%, 06/27/2037	CHF	330	367
Reg. S, 1.50%, 07/24/2025	CHF	190	208
Reg. S, 1.50%, 04/30/2042	CHF	240	279
Reg. S, 2.00%, 06/25/2064	CHF	411	602
Reg. S, 2.25%, 06/22/2031	CHF	52	62
Reg. S, 3.25%, 06/27/2027	CHF	510	600
Reg. S, 4.00%, 04/08/2028	CHF	663	818
Reg. S, 4.00%, 01/06/2049	CHF	440	788
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	3,270	89
1.59%, 12/17/2035	THB	1,400	32
1.60%, 12/17/2029	THB	54,000	1,373
2.13%, 12/17/2026	THB	4,024	109
2.40%, 03/17/2029	THB	2,000	53
2.65%, 06/17/2028	THB	1,000	27
2.75%, 06/17/2052	THB	740	17
2.88%, 06/17/2046	THB	1,430	34
3.40%, 06/17/2036	THB	4,000	110
3.45%, 06/17/2043	THB	980	26
3.65%, 06/20/2031	THB	3,480	99
4.00%, 06/17/2066	THB	1,620	46

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	917
Treasury Corp. of Victoria, (Australia),
2.25%, 11/20/2034	AUD	500	241
2.25%, 11/20/2041	AUD	500	199
Reg. S, 2.50%, 10/22/2029	AUD	200	115
Reg. S, 4.75%, 09/15/2036	AUD	100	60
5.50%, 11/17/2026	AUD	100	66
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	186
U.S. Treasury Notes,
2.63%, 04/15/2025		2,000	1,924
4.13%, 09/30/2027		507	496
4.38%, 08/31/2028		865	857
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	85
Reg. S, 0.00%, 11/19/2030	EUR	200	166
Reg. S, 0.01%, 05/25/2031	EUR	1,700	1,392
Reg. S, 0.10%, 11/25/2026	EUR	600	571
Reg. S, 0.25%, 11/25/2029	EUR	1,000	875
Reg. S, 0.25%, 07/16/2035	EUR	300	215
Reg. S, 0.50%, 05/25/2036	EUR	300	214
Reg. S, 0.63%, 03/03/2026	EUR	100	99
Reg. S, 1.25%, 10/21/2027	EUR	200	194
Reg. S, 1.25%, 05/25/2033	EUR	200	173
Reg. S, 1.75%, 11/25/2032	EUR	300	275
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/30/2026	GBP	5,130	5,670
Reg. S, 0.13%, 01/31/2028	GBP	6,677	6,809
Reg. S, 0.25%, 01/31/2025	GBP	4,950	5,689
Reg. S, 0.25%, 07/31/2031	GBP	6,396	5,712
Reg. S, 0.38%, 10/22/2026	GBP	2,207	2,382
Reg. S, 0.38%, 10/22/2030	GBP	6,632	6,180
Reg. S, 0.50%, 01/31/2029	GBP	4,670	4,661
Reg. S, 0.50%, 10/22/2061	GBP	3,012	998
Reg. S, 0.63%, 06/07/2025	GBP	4,858	5,548
Reg. S, 0.63%, 07/31/2035	GBP	6,684	5,245
Reg. S, 0.63%, 10/22/2050	GBP	3,556	1,602
Reg. S, 0.88%, 10/22/2029	GBP	2,150	2,155
Reg. S, 0.88%, 07/31/2033	GBP	5,401	4,739
Reg. S, 0.88%, 01/31/2046	GBP	2,859	1,609
Reg. S, 1.00%, 01/31/2032	GBP	3,752	3,513
Reg. S, 1.13%, 01/31/2039	GBP	2,696	2,005
Reg. S, 1.13%, 10/22/2073	GBP	1,127	463
Reg. S, 1.25%, 07/22/2027	GBP	3,271	3,561
Reg. S, 1.25%, 10/22/2041	GBP	3,291	2,312

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.25%, 07/31/2051	GBP	3,396	1,881
Reg. S, 1.50%, 07/22/2026	GBP	4,930	5,558
Reg. S, 1.50%, 07/22/2047	GBP	2,153	1,388
Reg. S, 1.50%, 07/31/2053	GBP	2,190	1,273
Reg. S, 1.63%, 10/22/2028	GBP	4,345	4,671
Reg. S, 1.63%, 10/22/2054	GBP	2,351	1,400
Reg. S, 1.63%, 10/22/2071	GBP	2,260	1,193
Reg. S, 1.75%, 09/07/2037	GBP	1,989	1,706
Reg. S, 1.75%, 01/22/2049	GBP	6,120	4,112
Reg. S, 1.75%, 07/22/2057	GBP	3,284	1,993
Reg. S, 2.00%, 09/07/2025	GBP	6,373	7,394
Reg. S, 2.50%, 07/22/2065	GBP	2,112	1,546
Reg. S, 3.25%, 01/31/2033	GBP	3,560	3,960
Reg. S, 3.25%, 01/22/2044	GBP	8,330	8,050
Reg. S, 3.50%, 01/22/2045	GBP	3,387	3,377
Reg. S, 3.50%, 07/22/2068	GBP	2,089	1,979
Reg. S, 3.75%, 01/29/2038	GBP	6,500	7,134
Reg. S, 3.75%, 07/22/2052	GBP	1,027	1,037
Reg. S, 3.75%, 10/22/2053	GBP	4,290	4,307
Reg. S, 4.00%, 01/22/2060	GBP	1,628	1,723
Reg. S, 4.00%, 10/22/2063	GBP	1,890	1,991
Reg. S, 4.13%, 01/29/2027	GBP	4,570	5,496
Reg. S, 4.25%, 12/07/2027	GBP	2,300	2,792
Reg. S, 4.25%, 06/07/2032	GBP	1,620	1,967
Reg. S, 4.25%, 03/07/2036	GBP	999	1,181
Reg. S, 4.25%, 09/07/2039	GBP	1,194	1,375
Reg. S, 4.25%, 12/07/2040	GBP	2,985	3,414
Reg. S, 4.25%, 12/07/2046	GBP	3,948	4,392
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	1,387	1,535
Reg. S, 4.25%, 12/07/2055	GBP	1,689	1,865
Reg. S, 4.50%, 06/07/2028	GBP	1,150	1,403
Reg. S, 4.50%, 09/07/2034	GBP	1,549	1,890
Reg. S, 4.50%, 12/07/2042	GBP	1,115	1,307
Reg. S, 4.75%, 12/07/2030	GBP	3,376	4,235
Reg. S, 4.75%, 12/07/2038	GBP	2,079	2,551
Reg. S, 5.00%, 03/07/2025	GBP	1,928	2,359
Reg. S, 6.00%, 12/07/2028	GBP	912	1,198
United States International Development Finance Corp., 3.37%, 10/05/2034		85	75
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	82
Reg. S, 1.63%, 02/02/2033	EUR	200	176
Reg. S, 1.75%, 05/25/2031	EUR	200	186
3.88%, 12/29/2025	EUR	500	529
Western Australian Treasury Corp., (Australia), Reg. S, 2.25%, 07/23/2041	AUD	100	41
Xunta de Galicia, (Spain), Reg. S, 0.27%, 07/30/2028	EUR	300	269

Total Foreign Government Securities (Cost $3,460,776)			3,099,908

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 14.1%
FHLMC Gold Pool,
3.00%, 10/01/2046	174	145
3.50%, 12/01/2044	404	346
3.50%, 06/01/2045 (hh)	812	696
3.50%, 05/01/2046	130	112
3.50%, 10/01/2046	183	157
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029	4,610	4,419
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	17	15
3.00%, 12/01/2046	28	24
4.00%, 08/01/2040	268	246
4.00%, 10/01/2040	2,284	2,097
4.00%, 11/01/2040	548	503
4.00%, 11/01/2047	1,673	1,526
4.00%, 01/01/2048	36	32
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.61%, 01/01/2050 (aa)	55	52
FHLMC Pool,
3.05%, 03/01/2032	885	744
3.50%, 02/01/2043	58	51
3.50%, 02/01/2044	80	70
6.00%, 08/01/2035	53	52
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	360	302
1.50%, 03/01/2036	550	461
1.50%, 02/01/2037	790	659
1.50%, 03/01/2037	820	684
2.00%, 12/01/2035	713	616
2.00%, 02/01/2036	4,878	4,207
2.00%, 03/01/2036	406	350
2.00%, 05/01/2036	2,472	2,130
2.00%, 08/01/2036	1,169	1,007
2.00%, 10/01/2036	634	546
2.00%, 11/01/2036	3,533	3,042
2.00%, 12/01/2036	358	309
2.00%, 01/01/2037	4,284	3,691
2.00%, 04/01/2037	1,602	1,374
2.00%, 05/01/2037	993	852
2.00%, 06/01/2037	1,892	1,624
2.50%, 07/01/2032	2,051	1,854
2.50%, 10/01/2035	7,970	7,050
2.50%, 07/01/2036	1,256	1,110
2.50%, 04/01/2037	150	132
2.50%, 05/01/2037	370	327
3.00%, 04/01/2028	33	31

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 10/01/2028	1,139	1,088
3.00%, 04/01/2029	34	32
3.00%, 05/01/2030	5	5
3.00%, 06/01/2030	553	516
3.00%, 11/01/2030	104	96
3.00%, 11/01/2031	33	31
3.00%, 11/01/2032	105	97
3.00%, 01/01/2033	50	46
3.50%, 11/01/2025	246	240
3.50%, 09/01/2033	282	265
3.50%, 02/01/2034	696	655
3.50%, 05/01/2035	583	547
3.50%, 12/01/2035	51	47
3.50%, 02/01/2036	176	163
4.00%, 07/01/2025	13	13
4.00%, 05/01/2026	11	10
4.00%, 07/01/2029	245	236
4.00%, 11/01/2033	179	174
4.00%, 01/01/2034	15	14
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042 (hh)	350	296
3.00%, 08/01/2042	126	106
3.50%, 06/01/2039	255	227
3.50%, 07/01/2039	151	134
3.50%, 08/01/2039	570	506
3.50%, 09/01/2039	351	313
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	26	19
1.50%, 04/01/2051	49	35
1.50%, 05/01/2051	5,432	3,910
1.50%, 07/01/2051	910	656
2.00%, 09/01/2050	716	549
2.00%, 10/01/2050	4,369	3,346
2.00%, 02/01/2051	3,974	3,038
2.00%, 03/01/2051	2,884	2,205
2.00%, 05/01/2051	11,255	8,605
2.00%, 06/01/2051	1,343	1,027
2.00%, 07/01/2051	1,369	1,051
2.00%, 10/01/2051	1,762	1,353
2.00%, 11/01/2051	5,709	4,363
2.00%, 12/01/2051	4,476	3,416
2.00%, 01/01/2052	482	368
2.00%, 02/01/2052	2,161	1,649
2.00%, 03/01/2052	813	620
2.50%, 11/01/2050	22,431	17,958
2.50%, 12/01/2050	782	623
2.50%, 02/01/2051	12,464	9,933

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.50%, 04/01/2051	402	322
2.50%, 08/01/2051 (gg)	14,184	11,411
2.50%, 11/01/2051	807	643
2.50%, 02/01/2052	2,306	1,835
2.50%, 03/01/2052 (hh)	1,734	1,386
2.50%, 04/01/2052	206	165
3.00%, 02/01/2049	2,164	1,833
3.00%, 11/01/2049	1,573	1,323
3.00%, 05/01/2050	3,532	2,980
3.00%, 07/01/2050	1,908	1,593
3.00%, 08/01/2050	3,910	3,280
3.00%, 10/01/2050	793	661
3.00%, 12/01/2050	262	219
3.00%, 06/01/2051	3,180	2,642
3.00%, 07/01/2051	6,090	5,119
3.00%, 11/01/2051	9,301	7,717
3.00%, 12/01/2051	10,926	9,062
3.00%, 02/01/2052	2,553	2,116
3.00%, 03/01/2052	3,507	2,910
3.00%, 04/01/2052	6,533	5,425
3.50%, 03/01/2042	2	2
3.50%, 07/01/2043	2	2
3.50%, 11/01/2047	323	283
3.50%, 02/01/2048	1,698	1,489
3.50%, 03/01/2048	288	254
3.50%, 05/01/2048	3,654	3,203
3.50%, 06/01/2048	4	3
3.50%, 01/01/2049	39	34
3.50%, 02/01/2049	536	473
3.50%, 09/01/2049	2,180	1,908
3.50%, 10/01/2049	1,992	1,742
3.50%, 04/01/2050	2,932	2,571
3.50%, 11/01/2051	480	414
3.50%, 01/01/2052	414	357
3.50%, 04/01/2052	1,749	1,507
3.50%, 06/01/2052 (gg)	7,529	6,487
3.50%, 07/01/2052	1,967	1,695
3.50%, 08/01/2052	1,650	1,421
3.50%, 09/01/2052	16	13
4.00%, 10/01/2048	2,695	2,444
4.00%, 04/01/2049	2,208	1,999
4.00%, 09/01/2049	1,415	1,288
4.00%, 05/01/2050	1,013	919
4.00%, 08/01/2050	1,174	1,058
4.00%, 09/01/2050	9,518	8,580
4.00%, 04/01/2052	54	48
4.00%, 06/01/2052	939	838

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 07/01/2052	957	853
4.00%, 08/01/2052	2,897	2,585
4.00%, 09/01/2052	2,287	2,040
4.00%, 10/01/2052	579	520
4.00%, 02/01/2053	478	432
4.50%, 12/01/2047	178	167
4.50%, 04/01/2048	396	369
4.50%, 08/01/2048	20	19
4.50%, 09/01/2048	684	640
4.50%, 08/01/2049	1,308	1,225
4.50%, 09/01/2050	905	844
4.50%, 10/01/2050	3,531	3,266
4.50%, 07/01/2052	218	201
4.50%, 08/01/2052	147	135
4.50%, 09/01/2052	4,020	3,695
4.50%, 12/01/2052	961	888
4.50%, 08/01/2053	97	89
5.00%, 12/01/2049	392	377
5.00%, 08/01/2052	261	247
5.00%, 09/01/2052	609	578
5.00%, 10/01/2052	298	282
5.00%, 11/01/2052	255	241
5.00%, 01/01/2053	470	444
5.00%, 04/01/2053	1,313	1,240
5.00%, 06/01/2053	200	190
5.50%, 11/01/2052	407	395
5.50%, 12/01/2052	1,279	1,243
5.50%, 01/01/2053	886	861
5.50%, 02/01/2053	572	556
5.50%, 04/01/2053	409	396
5.50%, 05/01/2053	2,012	1,949
5.50%, 06/01/2053	108	104
6.00%, 08/01/2053	3,012	2,996
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 10/01/2038 (w)	1,166	972
TBA, 2.00%, 10/01/2052 (w)	500	429
TBA, 2.50%, 10/25/2037 (w)	1,100	970
TBA, 3.00%, 10/01/2038 (w)	3,275	2,965
TBA, 3.50%, 10/01/2053 (w)	4,250	3,931
TBA, 4.00%, 10/01/2053 (w)	2,650	2,504
TBA, 4.50%, 10/01/2053 (w)	6,800	6,530
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 10/15/2052 (w)	7,300	5,248
TBA, 2.00%, 10/01/2053 (w)	113,250	86,284
TBA, 2.50%, 10/01/2052 (w)	6,350	5,044
TBA, 2.50%, 11/01/2053 (w)	2,400	1,910
TBA, 3.00%, 10/01/2053 (w)	10,428	8,632

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 3.00%, 11/01/2053 (w)	500	415
TBA, 3.50%, 10/01/2053 (w)	6,739	5,803
TBA, 4.00%, 10/01/2053 (w)	5,150	4,590
TBA, 4.00%, 11/01/2053 (w)	60,150	53,670
TBA, 4.50%, 10/01/2053 (w)	3,793	3,485
TBA, 4.50%, 11/01/2053 (w)	1,500	1,378
TBA, 5.00%, 10/01/2053 (w)	8,479	8,004
TBA, 5.00%, 11/01/2053 (w)	91,200	86,120
TBA, 5.50%, 11/01/2050 (w)	38,600	37,318
TBA, 5.50%, 10/01/2053 (w)	1,843	1,782
TBA, 6.00%, 10/01/2053 (w)	5,375	5,307
TBA, 6.00%, 11/01/2053 (w)	14,200	14,015
TBA, 6.50%, 10/01/2053 (w)	25,100	25,225
FNMA Pool,
2.00%, 11/01/2027	315	296
2.32%, 01/01/2026	2,079	1,943
2.92%, 10/01/2025 (z)	6,959	6,636
3.00%, 12/01/2042	243	206
3.00%, 06/01/2043	995	842
3.00%, 05/01/2045	320	266
3.00%, 07/01/2045	34	28
3.00%, 11/01/2046	30	25
3.00%, 03/01/2060 (gg)	17,727	14,726
3.01%, 04/01/2032	4,105	3,500
3.02%, 03/01/2028	400	365
3.29%, 04/01/2027	2,600	2,430
3.29%, 03/01/2028	1,400	1,293
3.43%, 05/01/2028	500	463
3.44%, 01/01/2037	316	272
3.50%, 07/01/2024	38	37
3.50%, 09/01/2027	122	113
3.50%, 12/01/2028	55	52
3.50%, 08/01/2032	59	54
3.50%, 12/01/2042	143	126
3.50%, 04/01/2043	210	185
3.50%, 11/01/2043	103	91
3.50%, 02/01/2045	250	221
3.50%, 02/01/2048	750	643
3.50%, 09/01/2048	80	68
3.50%, 07/01/2049	288	245
4.00%, 04/01/2041	116	105
4.00%, 08/01/2046	102	94
4.13%, 08/01/2031	2,291	2,124
4.14%, 04/01/2028	521	498
4.25%, 01/01/2033	3,875	3,610
4.39%, 04/01/2033	552	516
4.50%, 06/01/2030	100	96

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.55%, 05/01/2028	100	97
4.59%, 06/01/2033	1,173	1,114
4.64%, 09/01/2028	229	224
4.79%, 06/01/2033	1,296	1,252
4.82%, 09/01/2028	700	689
4.83%, 12/01/2032	3,292	3,197
4.88%, 09/01/2028	1,101	1,086
4.99%, 03/01/2031	499	491
5.09%, 02/01/2031	1,755	1,736
5.17%, 08/01/2034	749	740
5.26%, 12/01/2029	1,252	1,251
5.57%, 10/01/2028 (w) (bb)	435	436
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	835	726
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	525	441
1.50%, 11/01/2036	474	397
1.50%, 03/01/2037	459	382
1.50%, 05/01/2037	185	154
1.50%, 08/01/2037	512	427
2.00%, 02/01/2028	13	12
2.00%, 09/01/2028	106	100
2.00%, 11/01/2028	104	97
2.00%, 07/01/2032	9	8
2.00%, 12/01/2035	801	692
2.00%, 02/01/2036	5,913	5,096
2.00%, 03/01/2036	449	386
2.00%, 08/01/2036	1,144	986
2.00%, 11/01/2036	2,299	1,980
2.00%, 12/01/2036	1,172	1,008
2.00%, 01/01/2037	569	491
2.00%, 02/01/2037	962	825
2.00%, 04/01/2037	1,144	985
2.00%, 05/01/2037	686	589
2.50%, 08/01/2035	233	206
2.50%, 03/01/2036	2,132	1,889
2.50%, 07/01/2036	859	760
2.50%, 08/01/2036	129	114
2.50%, 03/01/2037	245	216
2.50%, 04/01/2037	500	442
2.50%, 05/01/2037	130	114
3.00%, 04/01/2027	447	431
3.00%, 11/01/2027	30	29
3.00%, 02/01/2028	201	193
3.00%, 10/01/2029	55	52
3.00%, 03/01/2030	38	35
3.00%, 05/01/2030	19	18
3.00%, 07/01/2030	19	18

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 09/01/2030	586	550
3.00%, 12/01/2030	27	25
3.00%, 04/01/2031	99	92
3.00%, 12/01/2031	218	203
3.00%, 07/01/2032	93	86
3.00%, 01/01/2033	64	59
3.00%, 07/01/2033	105	96
3.00%, 02/01/2034	1,267	1,172
3.00%, 09/01/2034	480	437
3.00%, 12/01/2035	512	474
3.50%, 12/01/2025	126	123
3.50%, 01/01/2026	384	375
3.50%, 07/01/2031	62	58
3.50%, 07/01/2034	390	372
3.50%, 03/01/2035	1,346	1,265
3.50%, 04/01/2035	849	788
3.50%, 05/01/2035	79	74
3.50%, 06/01/2035	277	260
4.00%, 03/01/2025	40	39
4.00%, 06/01/2026	59	57
4.00%, 08/01/2026	35	34
4.00%, 08/01/2027	37	36
4.00%, 12/01/2028	19	18
4.00%, 04/01/2033	511	486
4.00%, 10/01/2033	78	75
4.00%, 11/01/2033	208	202
4.00%, 12/01/2033	18	18
4.00%, 03/01/2035	898	867
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	731	620
3.00%, 06/01/2042	374	317
3.00%, 07/01/2042	1,379	1,167
3.50%, 03/01/2037	463	421
3.50%, 08/01/2038	105	94
3.50%, 04/01/2039	13	12
3.50%, 08/01/2039	159	141
4.50%, 06/01/2039	30	28
4.50%, 07/01/2043	1,012	939
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,333	960
1.50%, 06/01/2051	2,006	1,447
1.50%, 07/01/2051	1,225	883
1.50%, 04/01/2052	932	671
2.00%, 07/01/2050	1,423	1,092
2.00%, 09/01/2050	1,238	951
2.00%, 10/01/2050	945	725
2.00%, 12/01/2050	7,859	6,021

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 01/01/2051	4,014	3,070
2.00%, 02/01/2051	1,346	1,029
2.00%, 03/01/2051	2,017	1,543
2.00%, 04/01/2051	3,654	2,796
2.00%, 05/01/2051	1,808	1,383
2.00%, 06/01/2051	5,928	4,537
2.00%, 07/01/2051	3,088	2,361
2.00%, 10/01/2051	18,774	14,344
2.00%, 11/01/2051	2,252	1,724
2.00%, 12/01/2051 (jj)	15,922	12,152
2.50%, 08/01/2046	5,203	4,214
2.50%, 08/01/2050	17	14
2.50%, 10/01/2050	11,478	9,193
2.50%, 12/01/2050	13,396	10,729
2.50%, 02/01/2051	1,889	1,511
2.50%, 03/01/2051	5,202	4,167
2.50%, 04/01/2051	6,424	5,115
2.50%, 07/01/2051	1,718	1,375
2.50%, 08/01/2051	3,800	3,044
2.50%, 09/01/2051	509	406
2.50%, 10/01/2051	918	732
2.50%, 11/01/2051	5,206	4,147
2.50%, 12/01/2051	13,882	11,059
2.50%, 01/01/2052	18,529	14,744
2.50%, 02/01/2052	1,066	849
2.50%, 03/01/2052	15,868	12,633
2.50%, 04/01/2052	4,705	3,757
2.50%, 05/01/2052	903	720
2.50%, 07/01/2052	494	393
3.00%, 08/01/2046	1,144	969
3.00%, 11/01/2046	3,056	2,616
3.00%, 02/01/2047	588	502
3.00%, 04/01/2048	5,997	5,134
3.00%, 01/01/2050	2,881	2,429
3.00%, 03/01/2050	1,511	1,271
3.00%, 06/01/2050	275	229
3.00%, 07/01/2050	12,183	10,145
3.00%, 08/01/2050	3,366	2,821
3.00%, 09/01/2050	307	256
3.00%, 11/01/2050	539	449
3.00%, 12/01/2050	3,936	3,306
3.00%, 01/01/2051	1,702	1,418
3.00%, 05/01/2051	10,822	8,972
3.00%, 06/01/2051	6,822	5,670
3.00%, 07/01/2051	1,886	1,572
3.00%, 08/01/2051	1,270	1,064
3.00%, 10/01/2051	3,208	2,663

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 11/01/2051	4,391	3,647
3.00%, 12/01/2051	2,614	2,166
3.00%, 01/01/2052	5,356	4,443
3.00%, 02/01/2052	982	817
3.00%, 03/01/2052	2,618	2,171
3.00%, 04/01/2052	7,344	6,089
3.00%, 05/01/2052	1,385	1,148
3.00%, 07/01/2052	1,449	1,202
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	159	141
3.50%, 05/01/2043	5	4
3.50%, 07/01/2043	6,917	6,145
3.50%, 08/01/2043 (gg)	17,508	15,513
3.50%, 01/01/2044	214	190
3.50%, 10/01/2045	20	18
3.50%, 12/01/2045	1,940	1,705
3.50%, 07/01/2046	3,726	3,281
3.50%, 02/01/2047	3,999	3,548
3.50%, 07/01/2047	874	771
3.50%, 09/01/2047	62	54
3.50%, 10/01/2047	1,316	1,153
3.50%, 02/01/2048	2,061	1,807
3.50%, 03/01/2048	182	160
3.50%, 03/01/2049	335	293
3.50%, 06/01/2049	3,632	3,181
3.50%, 08/01/2049	568	498
3.50%, 04/01/2050	169	148
3.50%, 05/01/2050	4,123	3,601
3.50%, 07/01/2050	9,505	8,248
3.50%, 01/01/2051	718	624
3.50%, 03/01/2052 (gg)	13,268	11,597
3.50%, 04/01/2052	311	268
3.50%, 05/01/2052 (gg)	19,694	17,021
3.50%, 06/01/2052	8,285	7,147
3.50%, 07/01/2052	3,191	2,751
3.50%, 09/01/2052	68	58
4.00%, 04/01/2039	1,259	1,156
4.00%, 03/01/2042	562	518
4.00%, 04/01/2043	217	199
4.00%, 02/01/2045	233	214
4.00%, 09/01/2046	131	119
4.00%, 09/01/2047	39	35
4.00%, 10/01/2047	482	439
4.00%, 03/01/2048	74	67
4.00%, 04/01/2048	420	381
4.00%, 06/01/2048	28	26
4.00%, 08/01/2048	122	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 09/01/2048	286	260
4.00%, 03/01/2049	1,150	1,040
4.00%, 06/01/2049	1,143	1,040
4.00%, 11/01/2049	472	429
4.00%, 05/01/2050	926	836
4.00%, 03/01/2051	2,449	2,211
4.00%, 05/01/2051	240	217
4.00%, 04/01/2052	55	49
4.00%, 05/01/2052	1,850	1,651
4.00%, 06/01/2052	641	572
4.00%, 07/01/2052	675	602
4.00%, 08/01/2052	3,281	2,927
4.00%, 09/01/2052	306	274
4.00%, 05/01/2053	1,002	894
4.00%, 07/01/2053	479	430
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047 (hh)	602	564
4.50%, 01/01/2048	571	535
4.50%, 04/01/2048	29	27
4.50%, 08/01/2048	16	15
4.50%, 09/01/2048	417	391
4.50%, 02/01/2049	5,202	4,838
4.50%, 05/01/2049	455	427
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	152	144
4.50%, 04/01/2050	7,135	6,658
4.50%, 05/01/2052	21	19
4.50%, 06/01/2052	1,351	1,242
4.50%, 08/01/2052	387	356
4.50%, 09/01/2052	2,255	2,073
4.50%, 10/01/2052	948	871
4.50%, 11/01/2052	3,264	3,002
4.50%, 12/01/2052	479	440
4.50%, 07/01/2053	498	458
4.50%, 08/01/2053	280	258
5.00%, 09/01/2049	998	958
5.00%, 10/01/2052	561	531
5.00%, 11/01/2052	529	502
5.00%, 12/01/2052	576	547
5.00%, 01/01/2053	2,342	2,214
5.00%, 03/01/2053	364	347
5.00%, 04/01/2053	967	914
5.00%, 06/01/2053	294	280
5.50%, 09/01/2052	329	322
5.50%, 01/01/2053	470	460
5.50%, 02/01/2053	1,947	1,885
5.50%, 03/01/2053	1,482	1,440

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
5.50%, 04/01/2053	1,887	1,837
5.50%, 05/01/2053	1,833	1,778
5.50%, 06/01/2053	4,123	4,014
6.00%, 07/01/2053	1,363	1,346
6.00%, 08/01/2053	507	507
6.00%, 09/01/2053	1,401	1,397
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	192	164
3.00%, 03/15/2050	16	13
GNMA II Pool,
2.50%, 12/20/2049	255	205
3.00%, 01/20/2047 (hh)	1,262	1,079
3.00%, 02/20/2047	442	378
3.00%, 06/20/2047	511	438
3.00%, 07/20/2047	1,245	1,066
3.00%, 08/20/2047	548	470
3.00%, 09/20/2047	430	368
3.00%, 10/20/2047	417	357
3.00%, 12/20/2047	609	522
3.00%, 01/20/2048	607	520
3.00%, 08/20/2050	640	535
3.50%, 09/20/2042	2,410	2,132
3.50%, 08/20/2045	2,356	2,078
3.50%, 09/20/2045	739	651
3.50%, 12/20/2047	3,526	3,079
3.50%, 06/20/2048	47	41
3.50%, 07/20/2048	36	31
3.50%, 08/20/2049	96	84
3.50%, 11/20/2049	159	138
3.50%, 07/20/2050	151	131
4.00%, 11/20/2041	21	19
4.00%, 10/20/2050	336	298
4.50%, 08/20/2040	17	16
4.50%, 10/20/2040	38	35
ARM, (CMT Index 1 Year + 1.83%), 7.00%, 07/20/2072 (aa) (gg)	19,402	20,061
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.21%), 7.36%, 10/20/2071 (aa) (gg)	9,725	9,970
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.22%), 7.36%, 02/20/2071 (aa)	3,121	3,201
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	3,026	2,598
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	303	231
2.00%, 07/20/2050	149	119
2.00%, 08/20/2050	4,851	3,864
2.00%, 11/20/2050	1,697	1,351
2.00%, 12/20/2050	2,821	2,244
2.00%, 02/20/2051	1,034	821

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 10/20/2051	5,570	4,417
2.00%, 12/20/2051	5,494	4,353
2.00%, 01/20/2052	508	403
2.00%, 03/20/2052	1,387	1,099
2.00%, 04/20/2052	3,239	2,568
2.50%, 01/20/2051	308	253
2.50%, 02/20/2051	4,401	3,607
2.50%, 05/20/2051	6,407	5,253
2.50%, 07/20/2051	8,203	6,719
2.50%, 09/20/2051	11,781	9,650
2.50%, 11/20/2051	3,504	2,872
2.50%, 12/20/2051	3,849	3,153
2.50%, 03/20/2052	922	755
2.50%, 04/20/2052	462	379
2.50%, 05/20/2052	820	671
2.50%, 07/20/2052	272	222
2.50%, 08/20/2052	452	371
3.00%, 01/20/2043	442	382
3.00%, 11/20/2043	91	79
3.00%, 03/20/2045	97	83
3.00%, 09/20/2046	2,095	1,810
3.00%, 11/20/2046	1,286	1,109
3.00%, 10/20/2047	421	362
3.00%, 04/20/2049	32	27
3.00%, 04/20/2050	7,606	6,496
3.00%, 07/20/2050	3,824	3,263
3.00%, 08/20/2050	6,099	5,200
3.00%, 08/20/2051	636	541
3.00%, 10/20/2051	2,880	2,452
3.00%, 11/20/2051	3,586	3,047
3.00%, 12/20/2051	876	745
3.00%, 01/20/2052	8,225	6,983
3.00%, 02/20/2052	353	300
3.00%, 03/20/2052	1,189	1,002
3.00%, 09/20/2052	470	399
3.00%, 02/20/2053	3,349	2,845
3.50%, 09/20/2045	2,612	2,328
3.50%, 09/20/2047	3,354	2,980
3.50%, 08/20/2048	171	152
3.50%, 11/20/2048	205	182
3.50%, 12/20/2048	5	5
3.50%, 03/20/2049	988	876
3.50%, 07/20/2049	964	853
3.50%, 09/20/2049	1,219	1,077
3.50%, 10/20/2049	515	455
3.50%, 12/20/2049	407	360
3.50%, 01/20/2050	608	541

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 04/20/2050	121	107
3.50%, 01/20/2052	4,315	3,786
3.50%, 02/20/2052	2,566	2,251
3.50%, 02/20/2053	3,365	2,963
4.00%, 07/20/2048	992	906
4.00%, 09/20/2048	1,688	1,543
4.00%, 11/20/2048	30	27
4.00%, 12/20/2048	850	776
4.00%, 05/20/2049	524	478
4.00%, 01/20/2050	943	860
4.00%, 03/20/2050	206	187
4.00%, 12/20/2050	2,441	2,226
4.00%, 07/20/2052	203	183
4.00%, 09/20/2052	1,830	1,650
4.00%, 12/20/2052	413	372
4.50%, 03/20/2047	430	403
4.50%, 06/20/2047	840	787
4.50%, 07/20/2047	1,475	1,388
4.50%, 10/20/2047	325	303
4.50%, 11/20/2047	1,006	942
4.50%, 05/20/2048	7,518	7,000
4.50%, 09/20/2048	634	578
4.50%, 11/20/2048	754	702
4.50%, 01/20/2049	1,826	1,713
4.50%, 03/20/2049	466	437
4.50%, 05/20/2049	236	212
4.50%, 10/20/2049	666	624
4.50%, 08/20/2052	1,616	1,495
5.00%, 12/20/2048	156	151
5.00%, 06/20/2049	340	327
5.00%, 07/20/2052	118	112
5.00%, 09/20/2052	896	851
5.00%, 12/20/2052	1,300	1,233
5.00%, 04/20/2053	1,201	1,139
5.50%, 12/20/2052	1,235	1,201
5.50%, 01/20/2053	152	147
5.50%, 03/20/2053	554	538
5.50%, 04/20/2053	1,420	1,379
5.50%, 06/20/2053	1,199	1,165
5.50%, 07/20/2053	425	414
GNMA, Single Family, 30 years,
TBA, 2.50%, 10/01/2053 (w)	3,711	3,037
TBA, 3.00%, 10/01/2053 (w)	3,687	3,129
TBA, 3.00%, 11/01/2053 (w)	54,450	46,223
TBA, 3.50%, 10/01/2053 (w)	6,220	5,456
TBA, 4.00%, 10/01/2053 (w)	8,335	7,514
TBA, 4.00%, 11/01/2053 (w)	4,000	3,608

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 4.50%, 10/01/2053 (w)	6,325	5,845
TBA, 4.50%, 11/01/2053 (w)	6,400	5,916
TBA, 5.00%, 10/01/2053 (w)	14,280	13,542
TBA, 5.50%, 10/01/2053 (w)	3,939	3,824
TBA, 6.00%, 10/01/2053 (w)	3,500	3,470

Total Mortgage-Backed Securities (Cost $1,536,347)		1,375,355

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	150	136

California — 0.1%
Bay Area Toll Authority, Build America Bonds, Series S1, Rev., 6.92%, 04/01/2040	115	125
California Health Facilities Financing Authority, Taxable, Social Bonds,
Rev., 4.19%, 06/01/2037	5	5
Rev., 4.35%, 06/01/2041	5	4
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	10
City of San Francisco CA Public Utilities Commission Water Revenue, Rev., 6.95%, 11/01/2050	70	79
Los Angeles Community College District, Taxable, GO, 2.11%, 08/01/2032	150	117
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	50
Los Angeles Department of Water & Power,
Rev., 6.57%, 07/01/2045	50	55
Rev., 6.60%, 07/01/2050	30	34
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	25
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	200	216
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series N, Rev., 3.26%, 05/15/2060	50	31
State of California, GO, 7.55%, 04/01/2039	150	177
State of California, Build America Bonds,
GO, 7.35%, 11/01/2039	100	114
GO, 7.50%, 04/01/2034	50	58
GO, 7.60%, 11/01/2040	50	59
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	350	279
University of California, Rev., 5.95%, 05/15/2045	35	36
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	16
Series BJ, Rev., 3.07%, 05/15/2051	5	3

		1,493

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	762

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — 0.0% (g)
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.26%, 07/01/2025	100	93

Illinois — 0.0% (g)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, Rev., 6.90%, 12/01/2040	100	109
Sales Tax Securitization Corp., Taxable, Second Lien, Series B, Rev., 3.24%, 01/01/2042	40	29
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	350	332

		470

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,031

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Series H, GO, 2.90%, 09/01/2049	15	10
Commonwealth of Massachusetts, Build America Bonds, GO, 4.91%, 05/01/2029	100	98
Commonwealth of Massachusetts, Taxable, Series D, GO, 2.66%, 09/01/2039	147	112

		220

Michigan — 0.0% (g)
Michigan State University, Taxable, Series A, Rev., 4.17%, 08/15/2122	115	81
University of Michigan, Taxable,
Series B, Rev., 2.56%, 04/01/2050	25	15
Series C, Rev., 3.60%, 04/01/2047	14	11

		107

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	24

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	125	133
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	230	267

		400

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	25
Metropolitan Transportation Authority, Taxable Green Bond, Series C2, Rev., 5.18%, 11/15/2049	100	86
New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.95%, 06/15/2042	200	204
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	29
Port Authority of New York & New Jersey,
Rev., 4.46%, 10/01/2062	50	41
Series 21, Rev., 3.29%, 08/01/2069	40	25
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	250	248

		658

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — 0.0% (g)
Ohio State University (The), Taxable, Series A, Rev., 4.80%, 06/01/2111	130	108

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	9

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	6
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	52

		58

Pennsylvania — 0.0% (g)
City of Philadelphia PA Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	7

Texas — 0.0% (g)
Board of Regents of the University of Texas System, Series C, Rev., 4.79%, 08/15/2046	110	103
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	20
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	28
Dallas Area Rapid Transit, Taxable, Senior Lien, Series A, Rev., 2.61%, 12/01/2048	130	82
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	337
Series A, Rev., 4.51%, 11/01/2051	100	84
Series C, Rev., 3.09%, 11/01/2040	100	74
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049	65	73
State of Texas, Build America Bonds Taxable, GO, 5.52%, 04/01/2039	150	149
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044	10	6

		956

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	30

Total Municipal Bonds (Cost $8,250)		6,562

U.S. Government Agency Securities — 0.1%
Federal Farm Credit Banks Funding Corp.,
1.57%, 09/23/2030	490	385
2.20%, 12/09/2031	505	402
5.48%, 06/27/2042	1,000	929

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
FHLBs,
0.50%, 04/14/2025		2,000	1,861
3.25%, 11/16/2028		650	608
FHLMC,
Zero Coupon, 12/14/2029		710	526
0.38%, 07/21/2025		1,000	919
1.22%, 08/19/2030		215	166
1.50%, 02/12/2025		107	102
6.25%, 07/15/2032		199	220
6.75%, 03/15/2031		400	448
FHLMC Coupon STRIPs, Zero Coupon, 07/15/2031		130	88
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	374
FNMA,
Zero Coupon, 11/15/2030		445	312
0.88%, 08/05/2030		810	626
5.38%, 12/07/2028	GBP	460	571
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2027		53	44
Zero Coupon, 07/15/2028		143	113
Zero Coupon, 10/15/2028		745	589
Zero Coupon, 10/15/2029		205	154
Zero Coupon, 01/15/2030		1,230	903
Zero Coupon, 04/15/2030		2,260	1,623
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	771
Zero Coupon, 04/15/2030		145	104
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	215

Total U.S. Government Agency Securities (Cost $14,859)			13,053

U.S. Treasury Obligations — 11.1%
U.S. Treasury Bonds,
1.13%, 05/15/2040		34,782	19,943
1.13%, 08/15/2040		45,525	25,848
1.25%, 05/15/2050		7,480	3,522
1.38%, 11/15/2040		63,370	37,458
1.38%, 08/15/2050		1,626	792
1.63%, 11/15/2050		1,600	837
1.75%, 08/15/2041		94,450	58,773
1.88%, 02/15/2041		78,400	50,534
1.88%, 02/15/2051		1,100	615
1.88%, 11/15/2051		2,030	1,130
2.00%, 11/15/2041		96,700	62,700
2.00%, 02/15/2050		2,169	1,263
2.00%, 08/15/2051		2,450	1,412
2.25%, 05/15/2041		81,400	55,813
2.25%, 08/15/2046		940	595
2.25%, 08/15/2049		1,200	746
2.25%, 02/15/2052		700	429

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
2.38%, 02/15/2042	78,850	54,459
2.38%, 11/15/2049	700	447
2.38%, 05/15/2051	1,800	1,140
2.50%, 02/15/2045	1,420	963
2.50%, 02/15/2046	700	469
2.50%, 05/15/2046	970	649
2.75%, 08/15/2042	14,900	10,911
2.75%, 11/15/2042	15,750	11,491
2.75%, 08/15/2047	700	488
2.75%, 11/15/2047	1,575	1,097
2.88%, 05/15/2043	23,920	17,710
2.88%, 08/15/2045	1,435	1,039
2.88%, 11/15/2046	500	359
2.88%, 05/15/2049	1,500	1,068
2.88%, 05/15/2052	940	666
3.00%, 05/15/2042	11,500	8,797
3.00%, 11/15/2044	900	671
3.00%, 05/15/2045	1,730	1,284
3.00%, 11/15/2045	229	169
3.00%, 02/15/2047	338	248
3.00%, 05/15/2047	500	366
3.00%, 02/15/2048	250	183
3.00%, 08/15/2048	620	453
3.00%, 02/15/2049	3,045	2,222
3.00%, 08/15/2052	850	619
3.13%, 11/15/2041	12,500	9,822
3.13%, 02/15/2042	12,650	9,909
3.13%, 02/15/2043	16,060	12,425
3.13%, 08/15/2044	350	267
3.13%, 05/15/2048	320	239
3.25%, 05/15/2042	57,100	45,468
3.38%, 08/15/2042	46,750	37,855
3.38%, 11/15/2048	800	627
3.50%, 02/15/2039	2,200	1,899
3.63%, 08/15/2043	14,590	12,166
3.63%, 02/15/2044	1,500	1,247
3.63%, 02/15/2053	1,070	884
3.63%, 05/15/2053 (ff)	4,710	3,895
3.75%, 08/15/2041	9,300	8,044
3.75%, 11/15/2043	3,115	2,642
3.88%, 08/15/2040	24,100	21,383
3.88%, 02/15/2043	33,930	29,503
3.88%, 05/15/2043	38,385	33,347
4.00%, 11/15/2042	35,930	31,870
4.00%, 11/15/2052	1,075	952
4.13%, 08/15/2053	668	606
4.25%, 05/15/2039	4,239	3,992

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
4.25%, 11/15/2040	19,769	18,373
4.38%, 02/15/2038	4,000	3,873
4.38%, 11/15/2039	14,900	14,169
4.38%, 05/15/2040	19,500	18,482
4.38%, 05/15/2041	9,810	9,244
4.38%, 08/15/2043 (jj)	26,500	24,707
4.50%, 02/15/2036	6,305	6,285
4.50%, 05/15/2038	8,090	7,907
4.50%, 08/15/2039	5,900	5,709
4.63%, 02/15/2040	17,900	17,520
4.75%, 02/15/2037	1,500	1,525
4.75%, 02/15/2041	14,400	14,232
5.00%, 05/15/2037	1,500	1,556
5.25%, 02/15/2029	365	375
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/2025	47	45
U.S. Treasury Notes,
0.25%, 05/31/2025	1,000	922
0.25%, 06/30/2025	1,500	1,379
0.25%, 07/31/2025	490	449
0.25%, 08/31/2025	500	456
0.25%, 09/30/2025	500	455
0.38%, 04/30/2025	1,195	1,108
0.38%, 11/30/2025	500	453
0.38%, 12/31/2025	900	814
0.38%, 01/31/2026	600	540
0.38%, 07/31/2027	315	268
0.38%, 09/30/2027	500	422
0.50%, 03/31/2025	500	466
0.50%, 04/30/2027	532	459
0.50%, 05/31/2027	500	430
0.50%, 08/31/2027	400	341
0.50%, 10/31/2027	700	592
0.63%, 07/31/2026	2,350	2,092
0.63%, 03/31/2027	1,000	869
0.63%, 11/30/2027	200	170
0.63%, 12/31/2027	500	423
0.63%, 05/15/2030	4,243	3,284
0.63%, 08/15/2030	2,755	2,115
0.75%, 03/31/2026	1,500	1,356
0.75%, 04/30/2026	1,500	1,351
0.75%, 05/31/2026	1,900	1,706
0.75%, 08/31/2026	2,000	1,781
0.75%, 01/31/2028	1,000	848
0.88%, 06/30/2026	1,000	900
0.88%, 09/30/2026	2,300	2,053
0.88%, 11/15/2030	2,200	1,712
1.00%, 12/15/2024	500	475

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.00%, 07/31/2028	1,095	924
1.13%, 10/31/2026	500	448
1.13%, 02/28/2027	1,000	888
1.13%, 02/29/2028	1,300	1,119
1.13%, 08/31/2028	3,500	2,965
1.13%, 02/15/2031	2,600	2,051
1.25%, 11/30/2026	1,500	1,346
1.25%, 12/31/2026	1,700	1,523
1.25%, 03/31/2028	500	432
1.25%, 04/30/2028	2,100	1,808
1.25%, 05/31/2028	1,750	1,503
1.25%, 06/30/2028	390	334
1.25%, 09/30/2028	1,800	1,530
1.25%, 08/15/2031	1,430	1,118
1.38%, 08/31/2026	110	100
1.38%, 10/31/2028	4,300	3,670
1.38%, 12/31/2028	2,500	2,124
1.38%, 11/15/2031	1,700	1,332
1.50%, 10/31/2024	400	384
1.50%, 11/30/2024	300	287
1.50%, 08/15/2026	1,000	911
1.50%, 01/31/2027	500	450
1.50%, 11/30/2028	500	429
1.50%, 02/15/2030	1,149	953
1.63%, 02/15/2026	500	463
1.63%, 05/15/2026	1,500	1,381
1.63%, 10/31/2026	600	546
1.63%, 08/15/2029	500	424
1.63%, 05/15/2031	1,970	1,599
1.75%, 03/15/2025	4,800	4,565
1.75%, 12/31/2026	840	765
1.75%, 01/31/2029	500	432
1.75%, 11/15/2029	500	425
1.88%, 02/28/2027	1,500	1,365
1.88%, 02/28/2029	500	434
1.88%, 02/15/2032	1,550	1,259
2.00%, 08/15/2025	1,000	945
2.00%, 11/15/2026	700	644
2.13%, 05/15/2025	1,000	952
2.13%, 05/31/2026	200	186
2.25%, 11/15/2024	700	676
2.25%, 11/15/2025	538	508
2.25%, 03/31/2026	400	375
2.25%, 02/15/2027	1,200	1,108
2.25%, 08/15/2027	200	183
2.25%, 11/15/2027	250	227
2.38%, 04/30/2026	500	470

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
2.38%, 05/15/2027	1,000	922
2.38%, 03/31/2029	1,100	979
2.38%, 05/15/2029	600	533
2.50%, 01/31/2025	500	482
2.50%, 03/31/2027	1,000	929
2.63%, 02/15/2029	500	452
2.63%, 07/31/2029	500	449
2.75%, 02/28/2025	1,000	966
2.75%, 06/30/2025	800	768
2.75%, 04/30/2027	1,500	1,403
2.75%, 07/31/2027	900	838
2.75%, 02/15/2028	1,980	1,831
2.75%, 05/31/2029	1,000	906
2.75%, 08/15/2032	1,600	1,386
2.88%, 04/30/2025	900	868
2.88%, 06/15/2025	2,500	2,407
2.88%, 07/31/2025	1,000	961
2.88%, 11/30/2025	1,300	1,244
2.88%, 05/15/2028	1,500	1,390
2.88%, 08/15/2028	1,800	1,662
2.88%, 04/30/2029	1,000	913
2.88%, 05/15/2032	3,085	2,708
3.00%, 07/15/2025	5,000	4,819
3.00%, 09/30/2025	60	58
3.00%, 10/31/2025	1,185	1,138
3.13%, 08/15/2025	1,000	965
3.13%, 08/31/2027	1,000	944
3.13%, 11/15/2028	4,990	4,647
3.13%, 08/31/2029	300	277
3.25%, 06/30/2027	500	475
3.25%, 06/30/2029	1,000	929
3.38%, 05/15/2033	1,900	1,724
3.50%, 09/15/2025	700	680
3.50%, 01/31/2028	500	477
3.50%, 04/30/2028	500	477
3.50%, 01/31/2030	600	562
3.50%, 04/30/2030	750	702
3.50%, 02/15/2033	14,670	13,462
3.63%, 05/15/2026	1,500	1,454
3.63%, 03/31/2028	700	671
3.63%, 05/31/2028	2,905	2,785
3.63%, 03/31/2030	550	519
3.75%, 04/15/2026	900	875
3.75%, 05/31/2030	1,140	1,083
3.75%, 06/30/2030	800	759
3.88%, 04/30/2025	2,220	2,174
3.88%, 01/15/2026	1,000	977

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.88%, 11/30/2027	985	955
3.88%, 12/31/2027	850	824
3.88%, 09/30/2029	300	288
3.88%, 11/30/2029	990	949
3.88%, 12/31/2029	1,210	1,159
3.88%, 08/15/2033	1,300	1,229
4.00%, 12/15/2025	1,700	1,665
4.00%, 02/15/2026	1,500	1,468
4.00%, 02/29/2028	900	877
4.00%, 06/30/2028	900	876
4.00%, 10/31/2029	1,000	966
4.00%, 02/28/2030	700	675
4.00%, 07/31/2030	1,775	1,710
4.13%, 01/31/2025	800	788
4.13%, 06/15/2026	2,000	1,963
4.13%, 10/31/2027	700	685
4.13%, 07/31/2028	1,675	1,639
4.13%, 08/31/2030	935	908
4.13%, 11/15/2032	7,840	7,563
4.25%, 05/31/2025	9,715	9,571
4.25%, 10/15/2025	1,450	1,428
4.38%, 08/15/2026	1,500	1,481
4.50%, 11/30/2024	1,500	1,485
4.50%, 11/15/2025	1,000	990
4.50%, 07/15/2026	1,500	1,486
4.63%, 02/28/2025	1,000	991
4.63%, 06/30/2025	1,840	1,824
4.63%, 03/15/2026	2,000	1,986
4.63%, 09/15/2026	1,000	995
4.63%, 09/30/2030 (w)	500	500
4.75%, 07/31/2025	1,700	1,689
5.00%, 08/31/2025	10,900	10,879
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024	800	774
Zero Coupon, 05/15/2026	5,000	4,404
Zero Coupon, 11/15/2026	5,000	4,312
Zero Coupon, 11/15/2028 (ee) (ff)	12,000	9,467
Zero Coupon, 11/15/2038 (ee)	6,250	2,939
Zero Coupon, 11/15/2041	200	79
Zero Coupon, 08/15/2045	600	198

Total U.S. Treasury Obligations (Cost $1,223,805)		1,085,967

Short-Term Investments — 1.7%
Repurchase Agreement — 0.1%
Toronto-Dominion Securities, 5.36%, dated 09/29/2023 due 10/02/2023, repurchase price $6,503 collateralized by U.S. Treasury Securities, 2.00% - 3.38%, due 11/15/2041 - 08/15/2042, with a value of $6,670.	6,500	6,500

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Time Deposits — 1.5%
Australia & New Zealand Banking Group Ltd.,
2.51%, 10/02/2023	AUD	151	97
4.68%, 10/02/2023		6,603	6,603
Brown Brothers Harriman & Co.,
2.50%, 10/02/2023	DKK	111	16
2.60%, 10/02/2023	SGD	29	22
2.81%, 10/02/2023	SEK	4,594	420
3.03%, 10/02/2023	NOK	1,026	96
3.50%, 10/02/2023	NZD	30	18
4.13%, 10/03/2023	HKD	4	—	(h)
Citibank NA,
2.81%, 10/02/2023	EUR	10,251	10,838
4.68%, 10/02/2023		7,841	7,841
Royal Bank of Canada, 3.80%, 10/03/2023	CAD	4	3
Skandinaviska Enskilda Banken AB,
0.55%, 10/02/2023	CHF	574	627
2.81%, 10/02/2023	EUR	16,541	17,488
4.17%, 10/02/2023	GBP	3,658	4,462
4.68%, 10/02/2023		2,235	2,235
Sumitomo Mitsui Banking Corp.,
(0.38%), 10/02/2023	JPY	30,179	202
4.68%, 10/02/2023		91,519	91,519
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 10/02/2023		74	74

Total Time Deposits			142,561

U.S. Government Agency Security — 0.0% (g)
FHLB DNs, Zero Coupon, 10/11/2023		687	686

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills,
Zero Coupon, 10/03/2023		750	750
Zero Coupon, 10/05/2023		887	887
Zero Coupon, 11/02/2023		500	498
Zero Coupon, 11/09/2023 (hh) (ii)		3,519	3,499
Zero Coupon, 11/16/2023 (hh)		2,048	2,034
Zero Coupon, 11/24/2023		3,000	2,977
Zero Coupon, 11/30/2023 (hh)		238	236
Zero Coupon, 12/07/2023 (hh)		800	792

Total U.S. Treasury Obligations			11,673

Total Short-Term Investments (Cost $161,418)			161,420

Total Investments, Before Short Positions — 104.6% (Cost - $11,160,222)*			10,210,390
Liabilities in Excess of Other Assets — (4.6)%			(447,971)

NET ASSETS — 100.0%			$9,762,419

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short Positions — 1.7%
Mortgage-Backed Securities — 1.7%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035	51	47
3.50%, 02/01/2036	176	163
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 10/01/2052 (w)	200	172
TBA, 3.00%, 10/01/2038 (w)	4,700	4,255
TBA, 3.50%, 10/01/2053 (w)	100	93
TBA, 4.00%, 10/01/2053 (w)	2,300	2,173
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 10/01/2053 (w)	6,700	5,546
TBA, 3.00%, 11/01/2053 (w)	90,800	75,279
TBA, 3.50%, 10/01/2053 (w)	5,000	4,305
TBA, 3.50%, 11/01/2053 (w)	47,465	40,909
TBA, 4.00%, 10/01/2053 (w)	2,500	2,228
TBA, 4.50%, 10/01/2053 (w)	13,900	12,770
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035	277	260
3.50%, 04/01/2035	849	788
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050	2,441	2,226
GNMA, Single Family, 30 years,
TBA, 2.50%, 10/01/2053 (w)	11,800	9,658
TBA, 4.50%, 10/01/2053 (w)	3,600	3,327

Total Mortgage-Backed Securities (Proceeds $169,721)		164,199

Total Securities Sold Short — 1.7% (Proceeds $169,721)*		164,199

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Government 10 Year Bond	3	12/2023	CAD	262	(8)
Euro BOBL	2	12/2023	EUR	245	— (h)
Euro Bund	66	12/2023	EUR	9,104	(128)
Euro Buxl	41	12/2023	EUR	5,705	(401)
Euro Schatz	122	12/2023	EUR	13,575	(33)
Long Gilt	155	12/2023	GBP	17,957	(149)
SOFR 3 Month	212	09/2023	USD	50,300	(146)
SOFR 3 Month	1,275	03/2024	USD	302,765	(1,148)
U.S. Treasury 10 Year Note	80	12/2023	USD	8,794	(149)
U.S. Treasury 2 Year Note	6	12/2023	USD	1,220	(4)
U.S. Treasury 5 Year Note	93	12/2023	USD	9,872	(74)
U.S. Treasury Long Bond	195	12/2023	USD	23,448	(1,260)
U.S. Treasury Ultra Bond	85	12/2023	USD	10,705	(617)
U.S. Ultra Treasury 10 Year Note	24	12/2023	USD	2,683	(5)

					(4,122)

Short Contracts
Euro BOBL	(105)	12/2023	EUR	(13,016)	167
Euro Bund	(242)	12/2023	EUR	(33,283)	370
SOFR 3 Month	(106)	12/2023	USD	(25,233)	178
SOFR 3 Month	(691)	06/2024	USD	(164,795)	1,002
SOFR 3 Month	(690)	09/2024	USD	(164,026)	(4)
U.S. Treasury 10 Year Note	(260)	12/2023	USD	(28,580)	484
U.S. Treasury 2 Year Note	(96)	12/2023	USD	(19,472)	12
U.S. Treasury 5 Year Note	(38)	12/2023	USD	(4,029)	25
U.S. Treasury Long Bond	(17)	12/2023	USD	(2,045)	111
U.S. Treasury Ultra Bond	(12)	12/2023	USD	(1,538)	114
U.S. Ultra Treasury 10 Year Note	(33)	12/2023	USD	(3,792)	110

					2,569

Total unrealized appreciation (depreciation)					(1,553)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	91	AUD	140	Deutsche Bank AG	10/03/2023	1
USD	13	AUD	20	Royal Bank of Canada	10/03/2023	—	(h)
USD	2,300	AUD	3,540	Royal Bank of Canada	10/03/2023	24
USD	3,158	CAD	4,254	Morgan Stanley & Co.	10/03/2023	25
USD	44	CHF	40	Goldman Sachs International	10/03/2023	—	(h)
EUR	129	CHF	125	Goldman Sachs International	10/03/2023	—	(h)
USD	17	CHF	15	Morgan Stanley & Co.	10/03/2023	1
USD	11,403	CHF	10,022	UBS AG London	10/03/2023	455
USD	335	CHF	295	UBS AG London	10/03/2023	13
USD	3,840	CHF	3,375	UBS AG London	10/03/2023	153
USD	112	CZK	2,570	Citibank, NA	10/03/2023	1
USD	450	CZK	10,280	Morgan Stanley & Co.	10/03/2023	4
USD	9,273	CZK	205,814	UBS AG London	10/03/2023	353
USD	1,088	DKK	7,437	Bank of America, NA	10/03/2023	34
DKK	7,556	USD	1,070	Bank of America, NA	10/03/2023	1
USD	1,184	DKK	8,101	BNP Paribas	10/03/2023	36
USD	6,897	DKK	47,197	Morgan Stanley & Co.	10/03/2023	207
USD	1,062	DKK	7,270	Morgan Stanley & Co.	10/03/2023	32
USD	6	DKK	40	Morgan Stanley & Co.	10/03/2023	—	(h)
USD	875,854	EUR	804,663	Bank of America, NA	10/03/2023	25,124
USD	3,410,192	EUR	3,131,861	Bank of New York Mellon	10/03/2023	99,032
USD	55,939	EUR	51,312	BNP Paribas	10/03/2023	1,689
USD	47,375	EUR	43,623	Citibank, NA	10/03/2023	1,255
USD	93,542	EUR	86,132	Citibank, NA	10/03/2023	2,478
EUR	45,362	USD	47,853	Citibank, NA	10/03/2023	106
EUR	84,583	USD	89,228	Citibank, NA	10/03/2023	198
USD	4,518	EUR	4,160	Goldman Sachs International	10/03/2023	119
SEK	850	EUR	72	Goldman Sachs International	10/03/2023	2
USD	1,112	EUR	1,021	Goldman Sachs International	10/03/2023	32
EUR	74	SEK	850	Goldman Sachs International	10/03/2023	—	(h)
USD	2,640	EUR	2,458	HSBC Bank plc	10/03/2023	41
USD	1,806	EUR	1,680	Morgan Stanley & Co.	10/03/2023	29
USD	21	EUR	20	Morgan Stanley & Co.	10/03/2023	—	(h)
USD	93,246	EUR	86,132	Morgan Stanley & Co.	10/03/2023	2,182
USD	47,225	EUR	43,623	Morgan Stanley & Co.	10/03/2023	1,105
USD	700	EUR	660	Morgan Stanley & Co.	10/03/2023	3
USD	10,869	EUR	10,000	Morgan Stanley & Co.	10/03/2023	297
USD	8,477	EUR	7,800	Morgan Stanley & Co.	10/03/2023	231
USD	71	EUR	65	Morgan Stanley & Co.	10/03/2023	2
USD	33	EUR	30	Morgan Stanley & Co.	10/03/2023	1
USD	785	EUR	730	Morgan Stanley & Co.	10/03/2023	13
USD	223	EUR	210	Morgan Stanley & Co.	10/03/2023	1
USD	535	EUR	500	UBS AG London	10/03/2023	7
USD	28,257	EUR	26,000	UBS AG London	10/03/2023	768
USD	16,930	EUR	16,000	UBS AG London	10/03/2023	14
USD	1,229	EUR	1,150	UBS AG London	10/03/2023	13
USD	4,255	EUR	3,915	UBS AG London	10/03/2023	116
USD	1,124	EUR	1,050	UBS AG London	10/03/2023	14
USD	266	EUR	245	UBS AG London	10/03/2023	7
USD	130	EUR	120	Westpac Banking Corp.	10/03/2023	3
USD	20,616	EUR	18,926	Westpac Banking Corp.	10/03/2023	607

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	6,233	EUR	5,740	Westpac Banking Corp.	10/03/2023	165
USD	3,816	GBP	3,056	Bank of America, NA	10/03/2023	87
USD	536	GBP	430	Bank of America, NA	10/03/2023	11
USD	698	GBP	551	Citibank, NA	10/03/2023	26
USD	1,021	GBP	805	Goldman Sachs International	10/03/2023	39
USD	564,792	GBP	445,657	Goldman Sachs International	10/03/2023	21,046
USD	10,148	GBP	8,000	Goldman Sachs International	10/03/2023	387
USD	177,087	GBP	139,739	Goldman Sachs International	10/03/2023	6,592
USD	22,113	GBP	17,514	Morgan Stanley & Co.	10/03/2023	744
USD	547	GBP	440	Morgan Stanley & Co.	10/03/2023	10
USD	15,961	GBP	12,642	Morgan Stanley & Co.	10/03/2023	537
GBP	8,000	USD	9,760	Morgan Stanley & Co.	10/03/2023	—	(h)
USD	3,802	GBP	3,000	UBS AG London	10/03/2023	142
USD	583	GBP	460	UBS AG London	10/03/2023	22
HUF	1,536,791	USD	4,167	Goldman Sachs International	10/03/2023	5
USD	4,369	HUF	1,536,791	UBS AG London	10/03/2023	197
USD	61,841	JPY	9,012,706	Bank of America, NA	10/03/2023	1,531
USD	788	JPY	114,210	Deutsche Bank AG	10/03/2023	24
USD	20,177	JPY	2,930,394	Morgan Stanley & Co.	10/03/2023	568
USD	4,427	NOK	47,175	Goldman Sachs International	10/03/2023	17
PLN	51,358	USD	11,755	Bank of America, NA	10/03/2023	1
USD	11,358	PLN	46,743	Bank of America, NA	10/03/2023	658
USD	225	PLN	930	Morgan Stanley & Co.	10/03/2023	12
USD	893	PLN	3,685	UBS AG London	10/03/2023	49
USD	5,741	RON	26,100	Goldman Sachs International	10/03/2023	194
SEK	165	USD	15	Bank of America, NA	10/03/2023	—	(h)
USD	6,748	SEK	73,620	Morgan Stanley & Co.	10/03/2023	10
USD	3,245	SEK	35,398	Morgan Stanley & Co.	10/03/2023	5
USD	49	SEK	540	Morgan Stanley & Co.	10/03/2023	—	(h)
USD	386	SGD	521	Bank of America, NA	10/03/2023	5
USD	7	SGD	10	Deutsche Bank AG	10/03/2023	—	(h)
USD	28,350	CNY	206,000	Brown Brothers Harriman & Co.	10/10/2023	129
USD	972,382	CNY	7,065,000	Brown Brothers Harriman & Co.	10/10/2023	4,488
CNY	30,000	USD	4,108	Brown Brothers Harriman & Co.	10/10/2023	2
CNY	7,235,600	USD	990,093	Brown Brothers Harriman & Co.	10/10/2023	1,173
CNY	3,600	USD	493	Brown Brothers Harriman & Co.	10/10/2023	—	(h)
USD	8,063	AUD	11,841	Morgan Stanley & Co.	10/19/2023	445
CAD	1,990	USD	1,458	HSBC Bank plc	10/19/2023	8
USD	12,869	CAD	17,018	HSBC Bank plc	10/19/2023	337
USD	2,883	CHF	2,476	HSBC Bank plc	10/19/2023	173
USD	1,037	CZK	22,045	Morgan Stanley & Co.	10/19/2023	82
USD	702	DKK	4,651	Goldman Sachs International	10/19/2023	43
USD	456	HUF	163,362	Citibank, NA	10/19/2023	14
USD	363	NOK	3,663	HSBC Bank plc	10/19/2023	20
USD	716	NZD	1,136	Morgan Stanley & Co.	10/19/2023	35
USD	831	PLN	3,307	HSBC Bank plc	10/19/2023	74
USD	588	RON	2,629	Barclays Bank plc	10/19/2023	29
USD	1,117	SEK	11,538	HSBC Bank plc	10/19/2023	60
AUD	602	USD	387	Citibank, NA	11/02/2023	1
USD	26	AUD	40	Deutsche Bank AG	11/02/2023	—	(h)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	2,408	AUD	3,700	Morgan Stanley & Co.	11/02/2023	26
USD	126	CHF	115	Morgan Stanley & Co.	11/02/2023	—	(h)
USD	3,733	CHF	3,390	Morgan Stanley & Co.	11/02/2023	17
USD	11,364	CHF	10,317	Morgan Stanley & Co.	11/02/2023	57
USD	777	CZK	17,890	Morgan Stanley & Co.	11/02/2023	2
USD	9,513	CZK	218,664	UBS AG London	11/02/2023	47
USD	1,135	DKK	7,969	Morgan Stanley & Co.	11/02/2023	4
USD	65	DKK	455	Morgan Stanley & Co.	11/02/2023	—	(h)
USD	1,042	DKK	7,310	Morgan Stanley & Co.	11/02/2023	4
USD	6,728	DKK	47,197	Morgan Stanley & Co.	11/02/2023	27
USD	54,442	EUR	51,312	BNP Paribas	11/02/2023	123
USD	20,614	EUR	19,401	Citibank, NA	11/02/2023	76
USD	3,386,282	EUR	3,191,661	Morgan Stanley & Co.	11/02/2023	7,597
EUR	2,762	USD	2,922	Morgan Stanley & Co.	11/02/2023	1
USD	89,691	EUR	84,583	Morgan Stanley & Co.	11/02/2023	151
USD	48,102	EUR	45,362	Morgan Stanley & Co.	11/02/2023	81
USD	329	EUR	310	Morgan Stanley & Co.	11/02/2023	—	(h)
USD	873,697	EUR	823,608	Morgan Stanley & Co.	11/02/2023	1,828
EUR	2,836	USD	3,000	Morgan Stanley & Co.	11/02/2023	2
USD	13,516	EUR	12,750	Morgan Stanley & Co.	11/02/2023	19
USD	15,178	GBP	12,428	Barclays Bank plc	11/02/2023	12
USD	25,123	GBP	20,571	Barclays Bank plc	11/02/2023	20
USD	676	GBP	551	Citibank, NA	11/02/2023	4
USD	550,374	GBP	448,657	Goldman Sachs International	11/02/2023	2,862
USD	174,038	GBP	141,874	Goldman Sachs International	11/02/2023	905
USD	24,416	GBP	20,000	Morgan Stanley & Co.	11/02/2023	9
GBP	532	USD	648	Morgan Stanley & Co.	11/02/2023	1
USD	26	HKD	200	Toronto-Dominion Bank (The)	11/02/2023	—	(h)
USD	563	JPY	83,660	Deutsche Bank AG	11/02/2023	—	(h)
USD	60,811	JPY	9,012,706	Morgan Stanley & Co.	11/02/2023	173
USD	20,281	JPY	3,009,304	Royal Bank of Canada	11/02/2023	35
USD	4,452	NOK	47,175	Goldman Sachs International	11/02/2023	38
USD	285	NZD	472	Deutsche Bank AG	11/02/2023	2
USD	555	RON	2,610	Morgan Stanley & Co.	11/02/2023	1
USD	5,566	RON	26,100	UBS AG London	11/02/2023	22
USD	50	SEK	540	Morgan Stanley & Co.	11/02/2023	1
USD	7,038	SEK	76,130	Morgan Stanley & Co.	11/02/2023	61
USD	3,347	SEK	36,173	Morgan Stanley & Co.	11/02/2023	32
USD	390	SGD	531	UBS AG London	11/02/2023	1
USD	753	CNH	5,459	HSBC Bank plc	11/16/2023	4
USD	1,807	IDR	27,858,741	Bank of America, NA	12/20/2023	5
USD	925	IDR	14,225,992	Morgan Stanley & Co.	12/20/2023	4
USD	2,382	KRW	3,143,140	Bank of America, NA	12/20/2023	41
USD	1,319	MYR	6,136	Goldman Sachs International	12/20/2023	5
USD	15	MYR	70	Morgan Stanley & Co.	12/20/2023	—	(h)
USD	706	MYR	3,283	Morgan Stanley & Co.	12/20/2023	2
USD	323	PEN	1,205	Citibank, NA	12/20/2023	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,246	SGD	1,689	HSBC Bank plc	12/20/2023	6
USD	1,355	THB	48,057	Goldman Sachs International	12/20/2023	26
USD	638	THB	22,629	UBS AG London	12/20/2023	12

Total unrealized appreciation						191,378

USD	387	AUD	602	Citibank, NA	10/03/2023	(—	)(h)
AUD	602	USD	387	Citibank, NA	10/03/2023	(—	)(h)
AUD	3,700	USD	2,405	Morgan Stanley & Co.	10/03/2023	(26)
CAD	4,254	USD	3,135	Morgan Stanley & Co.	10/03/2023	(3)
CHF	3,390	USD	3,721	Morgan Stanley & Co.	10/03/2023	(17)
CHF	125	EUR	131	Morgan Stanley & Co.	10/03/2023	(1)
CHF	10,317	USD	11,328	Morgan Stanley & Co.	10/03/2023	(58)
CHF	40	USD	46	Morgan Stanley & Co.	10/03/2023	(2)
CZK	218,664	USD	9,524	UBS AG London	10/03/2023	(47)
DKK	47,197	USD	6,718	Morgan Stanley & Co.	10/03/2023	(27)
DKK	7,310	USD	1,041	Morgan Stanley & Co.	10/03/2023	(4)
USD	16	EUR	15	Bank of America, NA	10/03/2023	(—	)(h)
EUR	51,312	USD	54,375	BNP Paribas	10/03/2023	(126)
EUR	19,401	USD	20,588	Citibank, NA	10/03/2023	(76)
EUR	3,098	USD	3,312	HSBC Bank plc	10/03/2023	(36)
EUR	84,583	USD	89,581	Morgan Stanley & Co.	10/03/2023	(155)
EUR	3,191,661	USD	3,382,107	Morgan Stanley & Co.	10/03/2023	(7,723)
EUR	823,608	USD	872,621	Morgan Stanley & Co.	10/03/2023	(1,861)
EUR	45,362	USD	48,043	Morgan Stanley & Co.	10/03/2023	(83)
EUR	643	USD	700	UBS AG London	10/03/2023	(20)
EUR	210	USD	229	UBS AG London	10/03/2023	(7)
GBP	12,428	USD	15,176	Barclays Bank plc	10/03/2023	(12)
GBP	20,571	USD	25,119	Barclays Bank plc	10/03/2023	(21)
GBP	214	USD	266	Barclays Bank plc	10/03/2023	(6)
GBP	1,300	USD	1,587	BNP Paribas	10/03/2023	(—	)(h)
GBP	551	USD	676	Citibank, NA	10/03/2023	(4)
GBP	448,657	USD	550,274	Goldman Sachs International	10/03/2023	(2,867)
GBP	141,874	USD	174,006	Goldman Sachs International	10/03/2023	(907)
JPY	9,012,706	USD	60,523	Morgan Stanley & Co.	10/03/2023	(213)
JPY	3,009,304	USD	20,184	Royal Bank of Canada	10/03/2023	(47)
JPY	35,300	USD	237	Toronto-Dominion Bank (The)	10/03/2023	(1)
NOK	47,175	USD	4,448	Goldman Sachs International	10/03/2023	(38)
NZD	472	USD	285	Deutsche Bank AG	10/03/2023	(2)
USD	281	NZD	472	Toronto-Dominion Bank (The)	10/03/2023	(2)
RON	26,100	USD	5,569	UBS AG London	10/03/2023	(22)
USD	226	SEK	2,510	Goldman Sachs International	10/03/2023	(4)
SEK	76,130	USD	7,029	Morgan Stanley & Co.	10/03/2023	(61)
SEK	540	USD	50	Morgan Stanley & Co.	10/03/2023	(—	)(h)
SEK	36,173	USD	3,343	Morgan Stanley & Co.	10/03/2023	(32)
USD	57	SEK	620	Morgan Stanley & Co.	10/03/2023	(—	)(h)
USD	6	SEK	65	Morgan Stanley & Co.	10/03/2023	(—	)(h)
USD	23	SEK	255	UBS AG London	10/03/2023	(—	)(h)
SGD	531	USD	390	UBS AG London	10/03/2023	(1)
USD	26	HKD	200	Toronto-Dominion Bank (The)	10/04/2023	(—	)(h)
HKD	200	USD	26	Toronto-Dominion Bank (The)	10/04/2023	(—	)(h)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2023 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CNY	2,800	USD	385	Brown Brothers Harriman & Co.	10/10/2023	(2)
CNY	11,000	USD	1,514	Brown Brothers Harriman & Co.	10/10/2023	(7)
CAD	807	USD	597	Morgan Stanley & Co.	10/19/2023	(3)
EUR	2,822	USD	2,990	Barclays Bank plc	10/19/2023	(4)
JPY	102,277	USD	729	Bank of America, NA	10/19/2023	(42)
JPY	128,662	USD	890	HSBC Bank plc	10/19/2023	(27)
JPY	57,764	USD	388	HSBC Bank plc	10/19/2023	(—	)(h)
CAD	560	USD	415	Barclays Bank plc	11/02/2023	(2)
CAD	4,254	USD	3,159	Morgan Stanley & Co.	11/02/2023	(25)
CHF	40	USD	44	Goldman Sachs International	11/02/2023	(—	)(h)
CHF	125	EUR	130	Goldman Sachs International	11/02/2023	(—	)(h)
USD	992,125	CNY	7,235,600	Brown Brothers Harriman & Co.	11/02/2023	(1,346)
USD	1,070	DKK	7,544	Bank of America, NA	11/02/2023	(1)
DKK	1,560	USD	222	Bank of America, NA	11/02/2023	(—	)(h)
EUR	2,892	USD	3,066	Barclays Bank plc	11/02/2023	(4)
USD	89,339	EUR	84,583	Citibank, NA	11/02/2023	(201)
USD	959	EUR	907	Citibank, NA	11/02/2023	(1)
USD	47,913	EUR	45,362	Citibank, NA	11/02/2023	(108)
SEK	850	EUR	74	Goldman Sachs International	11/02/2023	(1)
USD	431	EUR	407	Morgan Stanley & Co.	11/02/2023	(1)
EUR	210	USD	223	Morgan Stanley & Co.	11/02/2023	(1)
EUR	188	USD	200	Morgan Stanley & Co.	11/02/2023	(1)
EUR	659	USD	700	Morgan Stanley & Co.	11/02/2023	(3)
GBP	1,000	USD	1,221	Bank of America, NA	11/02/2023	(—	)(h)
USD	4,144	HUF	1,536,791	Goldman Sachs International	11/02/2023	(5)
USD	11,745	PLN	51,358	Bank of America, NA	11/02/2023	(1)
SEK	420	USD	39	Goldman Sachs International	11/02/2023	(—	)(h)
SEK	95	USD	9	Goldman Sachs International	11/02/2023	(—	)(h)
SEK	1,675	USD	154	Morgan Stanley & Co.	11/02/2023	(1)
USD	52,603	CNH	383,484	Morgan Stanley & Co.	11/16/2023	(39)
USD	355	CLP	319,372	Citibank, NA	12/20/2023	(3)
USD	36	IDR	564,320	Bank of New York Mellon	12/20/2023	(—	)(h)
USD	765	ILS	2,907	Barclays Bank plc	12/20/2023	(—	)(h)
KRW	1,260,908	USD	954	Bank of America, NA	12/20/2023	(15)
USD	1,776	MXN	31,682	Barclays Bank plc	12/20/2023	(18)
USD	33	THB	1,200	Bank of America, NA	12/20/2023	(—	)(h)

Total unrealized depreciation						(16,374)

Net unrealized appreciation (depreciation)						175,004

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Interest Rate Swaps contracts outstanding as of September 30, 2023:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR 5,000	(—	)(h)	(109)	(109)
CFETS China Fixing Repo Rates 7 Day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY 7,000	—		(8)	(8)

Total						(—	)(h)	(117)	(117)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2023:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2024	JPY	600,000	(11)		9	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.14% annually	Pay	12/06/2024	JPY	173,790	—	(h)	2	2
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi- annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(4)	(4)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	400,000	(32)		(18)	(50)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(22)	(184)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	300,000	70		9	79
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	445,000	130		25	155
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi- annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(35)	(35)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(39)		(18)	(57)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2023 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(98)	(34)	(132)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(79)	(42)	(121)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)	(54)	(279)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(141)	(30)	(171)
BBSW ASX Australian 6 Month	2.50% semi- annually	Pay	12/03/2025	AUD	3,390	269	(370)	(101)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/03/2030	AUD	1,035	144	(222)	(78)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	2,350	(214)	(32)	(246)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	485	(42)	(9)	(51)
Canadian Overnight Repo Rate Average	4.45% semi- annually	Pay	12/03/2024	CAD	13,145	45	(141)	(96)
Canadian Overnight Repo Rate Average	3.65% semi- annually	Pay	12/03/2027	CAD	8,000	132	(333)	(201)
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2029	CAD	2,325	52	(127)	(75)
Canadian Overnight Repo Rate Average	3.45% semi- annually	Pay	12/03/2032	CAD	1,775	45	(122)	(77)
Canadian Overnight Repo Rate Average	3.55% semi- annually	Pay	12/03/2042	CAD	1,895	57	(176)	(119)
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2052	CAD	1,510	36	(158)	(122)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2023 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2053	CAD	115	(—	)(h)	(9)	(9)
CFETS China Fixing Repo Rates 7 Day	2.30% quarterly	Pay	05/11/2025	CNY	14,220	10		(1)	9
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	10	10
CFETS China Fixing Repo Rates 7 Day	2.60% quarterly	Pay	05/11/2028	CNY	25,500	28		10	38
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(132)	(132)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)		(508)	(690)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	08/04/2024	KRW	1,448,000	—	(h)	(8)	(8)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	(98)	(98)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	—	(h)	(19)	(19)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(16)	(24)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(275)	(275)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)		(578)	(661)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)		(55)	(68)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,068,660	(17)		(25)	(42)
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)		(7)	(10)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(193)	(193)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	1,980	522		(66)	456
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	165	(50)		(2)	(52)
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(140)		(4)	(144)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381		70	451
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300		(1,317)	(1,017)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	1,155	(638)		(16)	(654)
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2		(24)	(22)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2023 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	— (h)	6	6
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(107)	(107)
United States SOFR	1.75% annually	Pay	06/15/2025	USD	15,200	(441)	(548)	(989)
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	(1)	198	197
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	378	246	624
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	827	827
United States SOFR	1.50% semi- annually	Pay	12/15/2028	USD	27,300	173	(4,169)	(3,996)
United States SOFR	3.50% annually	Receive	12/20/2030	USD	34,800	(64)	1,617	1,553
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	(321)	2,971	2,650
United States SOFR	3.25% annually	Receive	12/20/2053	USD	7,200	444	461	905

Total						214	(3,663)	(3,449)

(a)	Value of floating rate index as of September 30, 2023 was as follows:

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.57%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.06)%
BBSW ASX Australian 6 Month	4.40%
Canadian Overnight Repo Rate Average	5.02%
CFETS China Fixing Repo Rates 7 Day	2.20%
Colombia IBR Overnight Nominal Interbank Reference Rate	12.29%
ESTR Volume Weighted Trimmed Mean Rate	3.88%
KRW Certificate of Deposit 3 Month	3.83%
SONIA Interest Rate Benchmark	5.19%
Swiss Average Rate ON Intraday Value	1.71%
Thailand Overnight Repo Rate ON	2.49%
United States SOFR	5.31%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Option contracts on securities as of September 30, 2023:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE($)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 10/12/2053	Citigroup Global Markets, Inc.	(2,500)	USD	(4)	USD	82.56	10/05/2023	(—	)(h)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/12/2053	Citigroup Global Markets, Inc.	(8,000)	USD	(1,709)	USD	89.91	10/05/2023	(19)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/12/2053	BofA Securities, Inc.	(8,500)	USD	(166)	USD	91.77	10/05/2023	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/12/2053	BofA Securities, Inc.	(1,000)	USD	(7)	USD	92.44	10/05/2023	(—	)(h)

								(21)

Written Put Option contracts on securities as of September 30, 2023:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE($)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 10/12/2053	Citigroup Global Markets, Inc.	(41,000)	USD	(38,879)	USD	95.22	10/05/2023	(408)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 10/12/2053	Citigroup Global Markets, Inc.	(20,000)	USD	(22,259)	USD	95.44	10/05/2023	(233)

								(641)

Total Written Options Contracts (Premiums Received $451)								(662)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Reverse Repurchase Agreemets

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY
BofA Securities, Inc.	5.46%	9/14/2023	10/12/2023	(21,285)	(21,340)	21,340	—
BofA Securities, Inc.	5.45%	9/14/2023	10/12/2023	(76,486)	(76,683)	76,683	—
Wells Fargo Bank NA	5.44%	9/14/2023	10/12/2023	(894)	(896)	896	—

					(98,919)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(98,919)	—	—	(98,919)

Payable for Reverse Repurchase Agreements					(98,919)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2023.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
DN	—	Discount Notes
EURIBOR	—	Euro Interbank Offered Rate
ESTR	—	Euro short-term rate
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2023. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2023.
TBA	—	To Be Announced
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Approximately $757 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ff)	—	Approximately $472 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	—	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(hh)	—	Approximately $7,825 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	—	Approximately $543 of these investments are restricted as collateral for forwards to Citigroup Global Markets, Inc.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(jj)	—	Approximately $765 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare - Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $866)	1,000	445

Municipal Bonds — 97.8% (t)
Alabama — 3.4%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	971
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,220
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,051
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,076
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,097
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	6,757
Series A, Rev., 5.00%, 11/01/2039	10,000	10,430
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	4,951
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (z)	17,030	16,057
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	1,925
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 4.63%, 04/01/2053 (aa)	9,250	9,073
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	1,845	1,893
Series C1, Rev., 5.25%, 02/01/2053 (z)	12,245	12,426
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	3,930	3,827
Black Belt Energy Gas District, Gas Project,
Series D1, Rev., 5.50%, 06/01/2049 (z)	7,100	7,241
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	10,853
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	12,752
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	3,410	3,185
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,686
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	4,876
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	6,505	6,323
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,082
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	502
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	231
Energy Southeast A Cooperative District, Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,542
Health Care Authority for Baptist Health, Affiliate Of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	10,986
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,447
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,004
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,518
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,019
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,186
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	951

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	3,765	3,740
Southeast Energy Authority A Cooperative District, Project #6,
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,249
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,101
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,371
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	6,000	5,581
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,868
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,097
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,766
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,913
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,611
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, Rev., 4.50%, 05/01/2032 (e)	777	709
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,758
University of South Alabama, Rev., AGM, 4.00%, 11/01/2035	2,000	1,886

		211,788

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	125	125
Series A, Rev., 5.00%, 12/01/2033 (p)	60	60
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,615	1,529
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	982
Rev., 5.00%, 12/01/2032	945	1,009
City of Anchorage Electric Revenue, Senior Lien, Series A, Rev., 5.00%, 12/01/2041 (p)	1,000	1,012
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	913
State of Alaska International Airports System,
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,009
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,047
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,204

		13,890

Arizona — 1.8%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,560
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044 (p)	1,055	1,057
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,723
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,162	1,022
Series A, Rev., 4.00%, 09/01/2035	225	213
Series A, Rev., 4.00%, 09/01/2036	250	232
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	126
Series A, Rev., 5.00%, 07/01/2026	125	127

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,534
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,157
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	442
Rev., 4.00%, 12/15/2041 (e)	500	387
Rev., 4.00%, 12/15/2051 (e)	700	484
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,135
Series C, Rev., 5.00%, 07/01/2042	2,000	2,013
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	103
Series B, Rev., 5.00%, 07/01/2042	2,000	2,033
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,033
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,892
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	241
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,057
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,052
Series A, Rev., 5.00%, 07/01/2031	2,000	2,090
Series A, Rev., 5.00%, 07/01/2032	1,000	1,045
Series A, Rev., 5.00%, 07/01/2034	3,785	4,034
Series B, Rev., 5.00%, 07/01/2024	130	131
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,017
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,531
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,056
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,634
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,323
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	533
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,061
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	896
Industrial Development Authority of the City of Phoenix, Republic Services, Rev., AMT, 4.13%, 12/01/2035 (z)	6,385	6,382
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2025 (e)	2,555	2,497
Rev., 4.00%, 06/15/2027 (e)	2,680	2,571
Rev., 4.00%, 06/15/2030 (e)	1,510	1,407
Industrial Development Authority of the County of Pima (The), Tucson Medical Center, Rev., 4.00%, 04/01/2035	825	755
Industrial Development Authority of the County of Yavapai (The), Republic Services, Inc. Project, Rev., 3.95%, 04/01/2029 (z)	3,315	3,315
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,875
Maricopa County Industrial Development Authority, Banner Health,
Rev., 5.00%, 01/01/2053 (z)	2,925	3,045

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,157
Series A, Rev., 4.00%, 01/01/2041	4,000	3,579
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	1,000	738
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	21,160
Maricopa County Unified School District No. 97-Deer Valley, Series E, GO, 5.00%, 07/01/2025	500	509
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 12/01/2045	8,300	8,401
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 5.00%, 01/01/2026	3,000	3,083
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	423
Tempe Industrial Development Authority, Friendship Village of Tempe, Rev., 1.13%, 12/01/2026	3,350	3,328

		113,199

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	561
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,007
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	569
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	2,790

		4,927

California — 9.4%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	67
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,609
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,794
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,304
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,174
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 4.43%, 04/01/2056 (aa)	2,675	2,616
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 4.39%, 04/01/2056 (aa)	5,000	4,873
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,081
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	5,680	5,359
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,641
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	12,050	12,154
Rev., 5.00%, 12/01/2053 (z)	6,160	6,204
Rev., 5.00%, 02/01/2054 (z)	3,245	3,274
Rev., 5.25%, 01/01/2054 (z)	14,375	14,341
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	360
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	270
Rev., 5.00%, 06/01/2032	250	265

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Rev., 5.00%, 06/01/2033	300	318
Rev., 5.00%, 06/01/2049	250	245
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	172
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	213
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	974
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,815	1,804
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	3,819
California Health Facilities Financing Authority, Children’s Hospital, Rev., 4.00%, 11/01/2035	1,460	1,436
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	2,881
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	3,205
Series A, Rev., 5.00%, 04/01/2033	3,000	3,141
California Health Facilities Financing Authority, Kaiser Permanente, Series A2, Rev., 4.00%, 11/01/2044	3,000	2,791
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,109
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,108
California Health Facilities Financing Authority, Sutter Health,
Series A, Rev., 4.00%, 11/15/2048	2,240	1,952
Series A, Rev., 5.00%, 08/15/2043 (p)	465	477
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,075
California Housing Finance Agency, Series 2021-1, Rev., 3.50%, 11/20/2035	963	844
California Housing Finance Agency, Social Certificates, Series A, Rev., 3.25%, 08/20/2036	6,687	5,853
California Infrastructure & Economic Development Bank, Brightline West Passenger, Rev., AMT, 3.65%, 01/01/2050 (e) (z)	11,995	11,922
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	972
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.68%, 12/01/2050 (aa)	1,370	1,332
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,279
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	921
Rev., 4.00%, 09/15/2035	960	944
Rev., 4.00%, 09/15/2036	1,000	951
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	1,000	982
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	1,895
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	749
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	258
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,985	2,525
California Municipal Finance Authority, Walnut Apartments, Rev., HUD, 0.45%, 12/01/2024 (z)	1,125	1,116

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,658
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,332
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,500
Rev., AMT, 5.00%, 11/21/2045 (e)	5,000	4,755
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,229
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 4.10%, 11/01/2042 (e) (z)	3,600	3,599
California Pollution Control Financing Authority, Republic Services, Inc. Project, Rev., AMT, 4.10%, 11/01/2042 (e) (z)	3,000	2,999
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	958
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	304
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2032	1,000	1,009
Series A, Rev., 4.00%, 10/15/2023	130	130
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,224
California State Public Works Board, Series H, Rev., 5.00%, 12/01/2026	1,000	1,029
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,590
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,704
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,249
Rev., 4.00%, 11/01/2031	1,000	1,002
Rev., 5.00%, 11/01/2026	565	587
Rev., 5.00%, 09/01/2028 (w)	1,810	1,930
Series D, Rev., 4.00%, 11/01/2037	1,000	986
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,751
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	991
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	462
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	519
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,407
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	2,000	1,900
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	5,693
Rev., 5.50%, 12/01/2054	1,100	1,070
Series A, Rev., 5.00%, 12/01/2026 (e)	300	300
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	1,855
Series A, Rev., 5.25%, 12/01/2056 (e)	3,000	2,747
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	443
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	274
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	79

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City & County of San Francisco, Series R2, GO, 5.00%, 06/15/2024	1,000	1,010
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services,
Special Tax, 4.00%, 09/01/2031 (e)	300	282
Special Tax, 4.00%, 09/01/2036 (e)	155	136
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	181
City of Fresno, Airport Revenue, Series A, Rev., BAM, AMT, 5.00%, 07/01/2048	1,000	991
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	998
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,018
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,530
Series B, Rev., AMT, 5.00%, 05/15/2027	1,000	1,029
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	21,879
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,041
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,379
Series B, Rev., 5.00%, 05/15/2034	1,600	1,754
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,249
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,187
Rev., AMT, 5.25%, 05/15/2047	4,000	4,095
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	963
Series C, Rev., 5.00%, 05/15/2038	2,000	2,032
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,678
Series D, Rev., AMT, 5.00%, 05/15/2028	500	518
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,674
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,270
Rev., AMT, 5.00%, 05/15/2029	1,000	1,042
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,203
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	7,980
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,366
Series E, Rev., 5.00%, 05/15/2039	1,510	1,588
Series E, Rev., 5.00%, 05/15/2044	1,000	1,034
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2038	1,735	1,770
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	520
City of Roseville, Special Tax,
5.00%, 09/01/2035	1,160	1,174
4.00%, 09/01/2040	1,000	853
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,338
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,930
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,099
Series A, Rev., 5.00%, 05/01/2039	1,110	1,153

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	441
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,883
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,284
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	770
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	747
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	108
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	518
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	2,448
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	186
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	288
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,357
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	830	793
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,270
East Side Union High School District, 2014 Election Education Tech,
Series D, GO, 5.00%, 08/01/2024	300	303
Series D, GO, 5.00%, 08/01/2025	400	409
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	30	30
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,075
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	336	233
Fresno Unified School District, Series D, GO, 2.00%, 08/01/2024	100	98
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	15,000	1,298
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,495
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	2,235	2,269
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,024
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,058
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	1,255	1,332
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,407
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,005
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	1,500	1,659
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,537
Series B, Rev., 4.00%, 07/01/2029	1,000	1,041
Series B, Rev., 5.00%, 07/01/2037	740	779
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029	3,000	3,274

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series B, Rev., 5.00%, 07/01/2039	500	543
Series C, Rev., 5.00%, 07/01/2038	275	299
Series E, Rev., 5.00%, 07/01/2044	2,000	2,000
Los Angeles Department of Water & Power Water System Revenue,
Series A, Rev., 4.00%, 07/01/2047	8,000	7,309
Series A, Rev., 5.00%, 07/01/2044	1,000	1,000
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,061
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	9,867
Series B, Rev., 5.00%, 07/01/2038	1,000	1,029
Los Angeles Unified School District,
Series A, GO, 3.00%, 01/01/2034	2,000	1,782
Series C, GO, 4.00%, 07/01/2036	1,000	993
Series C, GO, 5.00%, 07/01/2026	2,285	2,377
Series RYQ, GO, 5.00%, 07/01/2035	1,280	1,394
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	107
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	572
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,226
Metropolitan Water District of Southern California, Rev., 5.00%, 01/01/2038	3,015	3,165
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,654
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,022
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,389
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,514
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,045
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,087
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,177
Northern California Energy Authority, Series A, Rev., 4.00%, 07/01/2049 (z)	2,000	1,994
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,482
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	6,835
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,002
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,566
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	309
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024 (p)	3,230	3,276
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,086
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,772
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	411
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	237
Peralta Community College District, GO, 5.25%, 08/01/2037	2,000	2,221
Pittsburg Public Financing Authority, Series A, Rev., AGM, 4.13%, 08/01/2047	1,400	1,307
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,570
Series H, Rev., AMT, 5.00%, 05/01/2028	4,275	4,436
Series H, Rev., AMT, 5.00%, 05/01/2029	980	1,025

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,133
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	584
Sacramento City Unified School District, Election of 2020 Measure,
GO, BAM, 5.00%, 08/01/2024	860	868
GO, BAM, 5.00%, 08/01/2038	500	525
Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.00%, 12/01/2044	4,250	4,255
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	1,920
San Bernardino City of California Unified School District, GO, AGM, 4.00%, 08/01/2041	1,130	1,070
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	1,927
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,956
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	1,038
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	1,000	1,093
Series B, Rev., AMT, 5.00%, 07/01/2031	775	791
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,602
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	798
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,433
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,089
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,956
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,020
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,520
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,109
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded,
Rev., AMT, 5.00%, 05/01/2027	775	793
Series A, Rev., AMT, 5.00%, 05/01/2044	1,495	1,472
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,026
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,087
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,099
Series C, Rev., 5.00%, 05/01/2046	1,920	1,945
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,311
San Francisco Unified School District, Series B, GO, 4.00%, 06/15/2035	300	303
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	8,020	8,062
Series B, Rev., 5.25%, 01/15/2049	3,000	3,012
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	2,974
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,464
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,179
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,669
Santaluz Community Facilities District No. 2, Special Tax, 3.00%, 09/01/2024	95	94

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Sierra View Local Health Care District, Tulare Co., Rev., 4.00%, 07/01/2024	475	472
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,046
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2024	40	40
Rev., 5.00%, 07/01/2025	250	256
State of California,
GO, 3.00%, 11/01/2040	500	405
GO, 4.00%, 11/01/2041	1,000	951
GO, 5.00%, 09/01/2024	5,000	5,064
GO, 5.00%, 10/01/2026	2,000	2,082
GO, 5.00%, 04/01/2027	145	152
GO, 5.00%, 09/01/2027	3,000	3,166
GO, 5.00%, 04/01/2028	1,000	1,065
GO, 5.00%, 09/01/2028	3,160	3,385
GO, 5.00%, 04/01/2029	80	86
GO, 5.00%, 09/01/2029	2,005	2,163
GO, 5.00%, 11/01/2029	8,215	8,878
GO, 5.00%, 09/01/2034	4,000	4,473
GO, 5.00%, 10/01/2034	700	780
GO, 5.00%, 10/01/2047	1,500	1,523
Series CU, GO, 5.50%, 12/01/2052	250	271
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,262
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,031
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,006
GO, 4.00%, 11/01/2033	3,550	3,580
GO, 4.00%, 10/01/2035	2,825	2,851
GO, 4.00%, 10/01/2036	8,850	8,718
GO, 5.00%, 10/01/2029	1,000	1,080
GO, 5.00%, 04/01/2031	1,000	1,096
GO, 5.00%, 03/01/2034	2,180	2,347
GO, 5.00%, 03/01/2035	505	542
GO, 5.00%, 04/01/2035	1,000	1,063
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,571
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization,
Rev., 5.00%, 06/01/2027	750	777
Rev., 5.00%, 06/01/2028	750	785
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,035
Series BM, Rev., 5.00%, 05/15/2029	5,000	5,475
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,105
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,457
Series S, Rev., 5.00%, 05/15/2031	1,500	1,673
University of California, Limited Project,
Series K, Rev., 5.00%, 05/15/2035	1,980	2,043
Series M, Rev., 4.00%, 05/15/2047	1,300	1,185
Series M, Rev., 5.00%, 05/15/2034	1,500	1,573
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	390

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,352
Series A, Rev., 4.00%, 08/01/2050	2,000	1,765
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,211
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	845
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,813

		590,494

Colorado — 3.4%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,021
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	389
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	418
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	671
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	1,975
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	477
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	220
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	478
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 4.00%, 11/15/2041	3,000	2,691
Series A, Rev., AMT, 5.00%, 11/15/2027	3,000	3,090
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,044
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,125
Series A, Rev., AMT, 5.00%, 11/15/2047	5,000	4,978
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,137
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,009
Series B, Rev., 5.25%, 11/15/2053	4,775	4,998
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,133
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,231
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	11,786
City & County of Denver, Airport System Revenue, Subordinated,
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	5,983
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,562
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	2,988
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	8,423
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	984
Rev., AMT, 4.00%, 12/31/2030	1,505	1,426
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	153
Rev., 4.00%, 05/01/2041	175	141
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	6,510
Rev., 4.00%, 11/15/2038	2,000	1,878
Rev., 5.00%, 11/15/2038	1,000	1,043
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,329
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,024
Colorado Health Facilities Authority, Children’s Hospital Co. Project, Series A, Rev., 5.00%, 12/01/2033	3,765	3,767

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Commonspirit Health,
Rev., 5.25%, 11/01/2052	2,000	1,957
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,050
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,276
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,287
Series A2, Rev., 5.00%, 08/01/2044	18,440	17,931
Colorado Health Facilities Authority, Floaters, Series 2015-XF2195, Rev., VRDO, LIQ: Morgan Stanley Bank NA, 4.12%, 10/06/2023 (e) (z)	5,000	5,000
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	386
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	1,020	925
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,261
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,890	1,807
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,780	2,626
Series H, Rev., GNMA, 3.00%, 11/01/2051	1,225	1,151
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,380	1,458
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,565	1,481
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	79
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	305
GO, BAM, 4.00%, 12/01/2025	470	470
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	531
Series A, GO, AGM, 5.00%, 12/01/2030	360	389
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,037
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,273
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	511
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 09/01/2039 (aa)	1,485	1,480
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,061
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	215
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,047
Series A, Rev., 5.00%, 09/01/2028	1,000	1,059
Series A, Rev., 5.00%, 09/01/2040	2,775	2,783
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,820
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,016
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	465
Series A2, Rev., 4.38%, 12/01/2047	795	615
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,126
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,531
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,188
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	6,787

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Pueblo Urban Renewal Authority, EVRAZ Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	432
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,115
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	585
Series A, Rev., 5.00%, 01/15/2027	1,000	1,022
Series A, Rev., 5.00%, 01/15/2032	1,470	1,534
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	358
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,282
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	1,360	1,155
State of Colorado,
COP, 6.00%, 12/15/2041	15,000	16,941
Series A, COP, 5.00%, 12/15/2029	1,000	1,075
Series L, COP, 5.00%, 03/15/2028	1,000	1,055
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	444
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,000	4,037
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,775
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,208
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	460	424
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	516
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,190
GO, 5.00%, 12/01/2031	1,000	1,103
GO, 5.25%, 12/01/2047	5,000	5,254
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	1,860
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,089

		211,920

Connecticut — 1.3%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	225
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	65	62
Series B, Rev., 4.50%, 11/15/2043	2,725	2,556
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,257
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,927
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,673
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	566
Series A, Rev., 5.00%, 07/01/2033	565	585
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	2,971
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	922
Rev., 4.00%, 07/01/2038	2,500	2,236
Rev., 4.00%, 07/01/2041	2,250	1,941
Rev., 5.00%, 07/01/2024	175	176
Rev., 5.00%, 07/01/2030	865	894

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	3,907
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	512
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	643
Series K, Rev., 5.00%, 07/01/2037	950	985
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	3,220	3,424
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	4,846
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,010
Series 2021A, GO, 3.00%, 01/15/2033	500	442
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,556
Series A, GO, 4.00%, 03/15/2032	850	841
Series B, GO, 5.00%, 08/01/2033	1,750	1,933
Series C, GO, 5.00%, 06/15/2037	40	43
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	532
Series A, Rev., 5.00%, 05/01/2035	500	539
Series A, Rev., 5.25%, 07/01/2042	10,000	10,619
Series D, Rev., 4.00%, 11/01/2038	3,500	3,324
Series D, Rev., 5.00%, 11/01/2028	1,480	1,581
Series D, Rev., 5.00%, 11/01/2033	1,675	1,822
Series D, Rev., 5.00%, 11/01/2036	1,500	1,602
State of Connecticut, Social Bonds,
Series B, GO, 4.00%, 01/15/2038	500	475
Series F, GO, 5.00%, 11/15/2041	1,525	1,598
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	312
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,228
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	168
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	529
GO, BAM, 5.00%, 08/15/2029	575	606
GO, BAM, 5.00%, 08/15/2031	500	533
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,376
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	1,200	1,218
Series A, Rev., 5.00%, 08/15/2026	1,400	1,401
Series A, Rev., 5.00%, 01/15/2037	3,000	3,067

		81,663

Delaware — 0.4%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,694
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,450
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,052
Rev., 5.00%, 07/01/2033	2,265	2,467

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Delaware — continued
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,022
State of Delaware,
GO, 4.00%, 02/01/2031	1,000	1,014
GO, 5.00%, 02/01/2028	6,520	6,928
GO, 5.00%, 02/01/2031	85	93
Series A, GO, 5.00%, 10/01/2024	1,500	1,518

		23,238

District of Columbia — 1.6%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,529
Series A, Rev., 4.00%, 03/01/2037	2,000	1,953
Series A, Rev., 4.00%, 03/01/2040	10,000	9,262
Series A, GO, 5.00%, 01/01/2027	475	495
Series A, Rev., 5.00%, 03/01/2031	1,500	1,611
Series A, GO, 5.00%, 01/01/2038	1,000	1,079
Series A, GO, 5.00%, 01/01/2040	2,400	2,556
Series B, GO, 5.00%, 06/01/2025	1,000	1,021
Series C, Rev., 4.00%, 05/01/2039	2,500	2,340
Series C, Rev., 4.00%, 05/01/2045	5,000	4,451
Series D, GO, 5.00%, 02/01/2028	820	870
Series D, GO, 5.00%, 02/01/2029	70	75
Series D, GO, 5.00%, 02/01/2034	5,000	5,458
Series E, GO, 5.00%, 06/01/2025	2,000	2,042
Series E, GO, 5.00%, 02/01/2028	110	117
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,094
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,056
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,215
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	695
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,512
Rev., 5.00%, 04/01/2028 (p)	270	279
Rev., 5.00%, 04/01/2029 (p)	275	284
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,361
Rev., AMT, 5.00%, 10/01/2029	2,000	2,045
Series A, Rev., AMT, 5.00%, 10/01/2027	1,000	1,029
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	1,000	1,029
Series A, Rev., AMT, 5.00%, 10/01/2023	85	85
Series A, Rev., AMT, 5.00%, 10/01/2025	450	456
Series A, Rev., AMT, 5.00%, 10/01/2028	2,880	2,986
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,046
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,245
Series A, Rev., NATL, AMT, 5.00%, 10/01/2034	8,000	7,943
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,873
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,187
Metropolitan Washington Airports Authority Aviation Revenue, Airport System, Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,087

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	838
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	5,000	4,305
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,695
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	378
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,001
Series A, Rev., 5.00%, 10/01/2033	1,000	1,066
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,065
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,604
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,704
Series A, Rev., 5.00%, 07/15/2037	2,000	2,108
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Rev., 5.00%, 07/15/2025	1,990	2,031
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,211
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,648

		98,020

Florida — 5.1%
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	553
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,623
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	359
Special Assessment, 3.13%, 05/01/2041	1,775	1,251
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	282
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	15	14
Special Assessment, 3.13%, 12/15/2030	125	112
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	195	183
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,603
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	979
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,420
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	637
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,365
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	280
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	253
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,058
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	603
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,261
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	10,740

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,411
Rev., AGM, 4.00%, 07/01/2039	1,260	1,171
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	424
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	245	209
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,343
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	458
Rev., 4.00%, 11/01/2045	1,500	1,201
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,134
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	148
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	989
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,121
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	4,000	3,940
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	112
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,762
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,219
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	667
Series A, Rev., AMT, 5.00%, 10/01/2028	800	825
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,030
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,596
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,568
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,445
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	186
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,081
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,261
County of Miami-Dade Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	6,992
Rev., 5.00%, 10/01/2041	6,000	5,984
Series A, Rev., 5.00%, 10/01/2025	1,250	1,274
Series A, Rev., AMT, 5.00%, 10/01/2027	1,325	1,324
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,010
Series A, Rev., 5.00%, 10/01/2031	2,000	2,135
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,160
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,186
Series B, Rev., AMT, 5.00%, 10/01/2040	7,000	6,935
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,044
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,111
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,659
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	1,986
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,430
County of Miami-Dade Transit System, Rev., 4.00%, 07/01/2048	5,000	4,347
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	312
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	2,720

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Water & Sewer System Revenue,
Series B, Rev., 5.00%, 10/01/2031	500	507
Series B, Rev., 5.00%, 10/01/2033	1,000	1,013
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,184
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,187
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	891
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	110
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	313
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,058
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	258
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	135	127
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	452
Florida Development Finance Corp., Brightline Florida Passenger, Rev., AMT, 0.00%, 07/01/2057 (e)	8,500	8,415
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	9,420
Florida Development Finance Corp., Brightline Passenger Rail, Rev., AMT, 7.50%, 07/01/2057 (e)	6,500	6,380
Florida Development Finance Corp., Brighton, Florida Passenger Rail, Rev., AMT, 7.25%, 07/01/2057 (e)	8,000	8,320
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,400	1,264
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,127
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	380
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,134
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	3,072
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,475	2,350
Florida Housing Finance Corp.,
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	555	521
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	650	680
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,300	1,230
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	985	940
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	5,910	5,609
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,029
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	955
Greater Orlando Aviation Authority,
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,808
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,900
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,018
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,544

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,528
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,249
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	470
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	755
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,080
Series A, Rev., 4.00%, 08/01/2045	3,275	2,763
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,298
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,343
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	1,918
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	714
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	929
Julington Creek Plantation Community Development District, Special Assessment, Special Assessment, AGM, 5.50%, 05/01/2043	1,500	1,561
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,595
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	277
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	605	582
Special Assessment, 3.20%, 05/01/2030 (e)	545	481
Special Assessment, 3.50%, 05/01/2040	925	697
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	285	275
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	2,747
Rev., 5.00%, 11/15/2049	2,550	2,274
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	1,961
Rev., 5.00%, 11/15/2044	5,000	4,729
Miami Beach Redevelopment Agency, Tax Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,002
Miami-Dade County Housing Finance Authority, Cutler Vista, Rev., 5.00%, 03/01/2027 (z)	2,445	2,467
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	327
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,031
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	110	106
Orange County Health Facilities Authority, Orlando Health Obligated Group, Rev., 4.00%, 10/01/2052	5,000	4,096
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	260
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	885	854
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,576
Series A, Rev., 5.00%, 10/01/2027	500	527
Series A, Rev., 5.00%, 10/01/2028	1,125	1,202

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	1,933
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,281
Palm Beach County Housing Finance Authority, Christian Manor, Rev., 1.25%, 02/15/2025 (z)	1,985	1,956
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	581
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,787
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	1,900	1,906
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,096
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	75	71
Special Assessment, 2.85%, 05/01/2031	25	21
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	408
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	359
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project,
Rev., 4.00%, 07/01/2052	6,000	5,210
Rev., 5.00%, 07/01/2052	1,175	1,179
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,118
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	515
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	353
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,568
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	773
South Broward Hospital District, Series A, Rev., 4.00%, 05/01/2044	2,000	1,745
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,376
St. John’s County School Board, Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,124
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,491
State of Florida, Series B, GO, 5.00%, 06/01/2028	2,000	2,133
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	434
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2033	1,000	1,095
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,087
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,034
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,093
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	538
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	192
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	415	394
Special Assessment, 3.00%, 12/15/2030 (e)	475	420
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	814
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	30	28
Special Assessment, 2.88%, 06/15/2031 (e)	60	52

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	982
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	255	246
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	89
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	490	469
Special Assessment, 2.63%, 05/01/2030 (e)	1,460	1,286
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	510
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,783
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,412
Rev., BAM, 5.00%, 10/01/2033	1,150	1,243
Rev., BAM, 5.00%, 10/01/2039	1,490	1,535
Rev., BAM, 5.00%, 10/01/2040	1,610	1,652
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,644
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	666

		321,038

Georgia — 3.7%
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	570
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,606
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,043
Rev., 4.00%, 03/01/2036	1,000	936
Rev., 4.00%, 03/01/2037	1,135	1,040
Rev., 4.00%, 03/01/2038	1,000	895
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,538
Rev., 5.00%, 07/01/2037	2,400	2,494
Series A, Rev., 4.00%, 07/01/2044	3,000	2,685
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	2,998
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,006
City of Atlanta, Department of Aviation,
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,414
Series C, Rev., AMT, 5.00%, 07/01/2026	960	977
Series C, Rev., AMT, 5.00%, 07/01/2034	540	564
Series G, Rev., AMT, 5.00%, 07/01/2025 (w)	750	760
Series G, Rev., AMT, 5.00%, 07/01/2027 (w)	230	236
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	942
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,062
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,188

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	509
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	1,991
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	237
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	118
Development Authority of Monroe County, Georgia Power Co. Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,223
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,563
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,068
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	759
George L Smith II Congress Center Authority, Convention Center Hotel First, Rev., 4.00%, 01/01/2036	2,750	2,471
Georgia Housing & Finance Authority, Series A, Rev., 2.75%, 12/01/2035	500	405
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,866
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,503
Rev., 5.00%, 06/01/2028	5,500	5,846
Rev., 5.00%, 06/01/2030	6,205	6,740
Main Street Natural Gas, Inc.,
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,117
Series A, Rev., 5.00%, 05/15/2033	4,950	4,856
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	14,876
Series A, Rev., 5.50%, 09/15/2028	1,000	1,027
Series B, Rev., 4.00%, 08/01/2049 (z)	575	571
Series B, Rev., 5.00%, 06/01/2028	2,500	2,504
Series B, Rev., 5.00%, 06/01/2029	1,500	1,497
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	4,991
Series B, Rev., 5.00%, 07/01/2053 (z)	11,845	11,961
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	105
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,206
Series C, Rev., 4.00%, 05/01/2052 (z)	12,310	11,757
Series C, Rev., 5.00%, 09/01/2053 (z)	11,285	11,403
Series D, Rev., 5.00%, 12/01/2054 (z)	7,500	7,430
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	11,000	10,371
Main Street Natural Gas, Inc., Main Street Gas, Series D, Rev., LIQ: Royal Bank of Canada, (ICE LIBOR USD 1 Month * 0.67 + 0.83%), 4.48%, 08/01/2048 (aa)	1,000	1,001
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	10,105
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	450
Rev., 5.00%, 06/15/2024	470	473
Rev., 5.00%, 06/15/2025	360	366
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,748

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Series A, Rev., 5.00%, 11/01/2027	250	259
Series A, Rev., 5.00%, 11/01/2029	250	262
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,046
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	2,868
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,729
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,385
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	2,952
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	316
Rev., AGM, 4.00%, 01/01/2041	1,000	905
Rev., AGM, 5.00%, 01/01/2025	200	202
Rev., AGM, 5.00%, 01/01/2027	125	129
Rev., AGM, 5.00%, 07/01/2027	500	520
Rev., BAM, 5.00%, 01/01/2049	2,000	2,002
Rev., AGM, 5.00%, 07/01/2053	3,675	3,695
Rev., AGM, 5.00%, 07/01/2055	4,615	4,636
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,158
Series A, Rev., 5.00%, 01/01/2035	2,245	2,248
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,279
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,074
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	741
Series A, Rev., 5.00%, 01/01/2031	1,715	1,813
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	260
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	339
Rev., 5.00%, 04/01/2038	500	511
Private Colleges & Universities Authority, Emory University, Series B, Rev., 4.00%, 09/01/2039	1,420	1,366
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,318
Rev., 5.00%, 04/01/2027	400	413
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	145
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	100
Series C, GO, 4.00%, 07/01/2027	1,000	1,018
Series E, GO, 5.00%, 12/01/2027	1,570	1,637
Series F, GO, 5.00%, 01/01/2025	2,000	2,031
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,206
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	760
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	1,000	1,020
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,160
Valdosta Housing Authority, Tishco Rural Rental Housing, Rev., 1.25%, 02/01/2025 (z)	375	370

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	4,415	4,285
Walker County Development Authority, Gateway At Rossville Project, Rev., 0.46%, 12/01/2024 (z)	1,000	992

		232,218

Guam — 0.0% (g)
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	734
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	809

		1,543

Hawaii — 0.4%
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	573
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,214
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	15
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2028	1,450	1,547
Series C, GO, 5.00%, 10/01/2029	1,000	1,079
State of Hawaii, Series FG, GO, 4.00%, 10/01/2032	2,000	1,978
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,536
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,668
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,080
Series B, Rev., 5.00%, 07/01/2026	1,250	1,294
State of Hawaii Department of Budget & Finance, Rev., 3.20%, 07/01/2039	3,000	1,916
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	243
Series A, Rev., AMT, 4.00%, 07/01/2032	500	482
Series A, Rev., AMT, 4.00%, 07/01/2033	750	718
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,374
Series A, Rev., AMT, 5.00%, 07/01/2027	250	256
Series A, Rev., AMT, 5.00%, 07/01/2028	500	516
Series A, Rev., AMT, 5.00%, 07/01/2029	250	259
Series C, Rev., 4.00%, 07/01/2032	200	198
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,070
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,080

		24,128

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	1,690
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,077
Series A, Rev., 5.00%, 08/15/2034	1,130	1,248
Idaho Housing & Finance Association, Garvee, Series A, Rev., 5.00%, 07/15/2030	1,250	1,348
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	177

		5,540

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,805
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	946
Series A, GO, 5.00%, 12/01/2042	10,000	9,205
Series D, GO, 5.00%, 12/01/2046	7,500	6,731
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,219
Rev., 5.75%, 04/01/2048	4,000	4,188
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	473
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	230
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	905
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	391
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	820
Chicago Board of Education, Dedicated,
Series C, GO, 5.00%, 12/01/2034	2,000	2,004
Series G, GO, 5.00%, 12/01/2034	1,000	1,002
Series H, GO, 5.00%, 12/01/2036	2,000	1,948
Series H, GO, 5.00%, 12/01/2046	1,000	904
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	9,882
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2041	3,000	2,951
Chicago O’Hare International Airport,
Rev., AMT, 5.00%, 01/01/2030	3,400	3,414
Rev., AMT, 5.00%, 01/01/2032	2,000	2,004
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,483
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,438
Series A, Rev., 5.00%, 01/01/2035	6,000	6,346
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,512
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,038
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2044	5,000	4,904
Rev., AGM, 5.00%, 12/01/2044	1,000	992
Rev., 5.25%, 12/01/2049	10,000	10,022
Series A, Rev., 5.00%, 12/01/2045	6,500	6,526
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,667
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,716
Series A, Rev., 4.00%, 12/01/2049	4,000	3,338
Series A, Rev., 5.00%, 12/01/2052	5,000	4,955
Series A, Rev., 5.00%, 12/01/2055	2,000	1,976
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,532
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	994
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,620
Series A, GO, 5.00%, 01/01/2033	1,000	1,025

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, GO, 5.00%, 01/01/2034	4,500	4,605
Series A, GO, 5.50%, 01/01/2049	6,325	6,339
Series A, GO, 6.00%, 01/01/2038	8,775	9,110
Series B, GO, 4.00%, 01/01/2038 (e)	521	456
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	440
Series C, GO, 5.00%, 01/01/2025	45	45
Series C, GO, 5.00%, 01/01/2028	1,450	1,465
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	305	285
Special Assessment, 3.04%, 12/01/2028 (e)	270	244
City of Chicago Waterworks Revenue, Second Lien Project,
Rev., 4.00%, 11/01/2037	215	194
Rev., 5.00%, 11/01/2023	100	100
Rev., 5.00%, 11/01/2044	2,410	2,322
City of Chicago, Chicago Works,
Series A, GO, 5.25%, 01/01/2038	2,680	2,714
Series A, GO, 5.50%, 01/01/2039	1,180	1,212
Series A, GO, 5.50%, 01/01/2040	1,000	1,023
Series A, GO, 5.50%, 01/01/2041	1,000	1,016
Series A, GO, 5.50%, 01/01/2043	1,500	1,516
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Rev., 5.00%, 01/01/2039	4,005	3,938
Series A, Rev., AGM, 5.25%, 01/01/2048	5,000	5,135
Series B, Rev., AGM-CR, 5.00%, 01/01/2027	1,000	1,036
Series B, Rev., AGM, 5.00%, 01/01/2029	300	316
Series B, Rev., AGM, 5.00%, 01/01/2038	130	135
City of Chicago, Waterworks Revenue, Second Lien,
Rev., 5.00%, 11/01/2034	1,000	1,005
Series A, Rev., AGM, 5.25%, 11/01/2048	1,500	1,544
Series B, Rev., AGM, 4.00%, 11/01/2040	4,320	3,943
Series B, Rev., AGM, 5.00%, 11/01/2028	300	316
Series B, Rev., AGM, 5.00%, 11/01/2031	400	427
Series B, Rev., AGM, 5.00%, 11/01/2033	2,350	2,532
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,406
Cook County Community College District No. 508, City Colleges Chicago,
GO, 5.13%, 12/01/2038	1,000	950
GO, 5.25%, 12/01/2030	1,000	991
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,049
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,931
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	1,984
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	976
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,034
Series A, GO, 5.00%, 11/15/2026	3,900	4,010
Series A, GO, 5.00%, 11/15/2033	250	267
County of Cook Sales Tax Revenue,
Series A, Rev., 5.00%, 11/15/2025	690	704
Series A, Rev., 5.25%, 11/15/2045	2,500	2,558
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,268

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	679
Series A, Rev., 4.00%, 07/15/2039	3,000	2,730
Series B2, Rev., 5.00%, 05/15/2050 (z)	4,800	4,873
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	376
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,600	2,492
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,642
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	19,250	18,985
Illinois Finance Authority, Centegra Health System, Series A, Rev., 5.00%, 09/01/2025 (p)	130	131
Illinois Finance Authority, Depaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,322
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	3,847
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,314
Rev., 4.00%, 07/01/2040	1,500	1,378
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,469
Rev., 5.00%, 10/01/2032	750	765
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	106
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,046
Illinois Finance Authority, Northshore University Health System, Rev., 5.00%, 08/15/2035	750	793
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	4,000	3,458
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	796
Series A, Rev., 5.00%, 11/15/2045	10,900	10,066
Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,256
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	325
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.68%, 05/01/2042 (aa)	180	176
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,151
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,107
Illinois Finance Authority, Swedish Covenant Hospital,
Rev., 5.00%, 08/15/2032 (p)	4,000	4,122
Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	1,742
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	1,935
Series A, Rev., 5.00%, 08/15/2031	2,530	2,706
Series B, Rev., 5.00%, 08/15/2053 (z)	285	298
Illinois Finance Authority, The University Of Chicago, Series A, Rev., 5.25%, 05/15/2048	2,000	2,090
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	1,710	1,771
Series A, Rev., 5.00%, 08/15/2047	17,000	16,861
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,191
Series A, Rev., 5.00%, 10/01/2034	1,750	1,953
Series A, Rev., 5.00%, 10/01/2035	1,400	1,562
Illinois Finance Authority, University Of Chicago, Series A, Rev., 5.00%, 10/01/2038	1,000	1,088
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	244
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	1,345	1,303

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	3,800	3,591
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	405	381
Series H, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 10/01/2053	700	728
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	498
Rev., AGM, 5.25%, 06/15/2031	225	226
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2046	14,950	13,241
Series A, Rev., 5.00%, 01/01/2028	185	190
Series A, Rev., 5.00%, 01/01/2041	3,300	3,416
Series A, Rev., 5.00%, 01/01/2044	6,580	6,681
Series B, Rev., 5.00%, 01/01/2029	100	102
Series B, Rev., 5.00%, 01/01/2037	5,000	5,002
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	5,183
Series A, Rev., 5.25%, 01/01/2043	2,315	2,434
Series B, Rev., 5.00%, 01/01/2028	4,000	4,204
Series B, Rev., 5.00%, 01/01/2041	2,190	2,207
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,078
Series A, Rev., 5.00%, 01/01/2037	1,555	1,636
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,273
GO, AGM, 4.00%, 01/01/2045	3,000	2,638
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	297
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,595
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	280
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,277
Rev., NATL, Zero Coupon, 06/15/2037	500	256
Rev., AGM, Zero Coupon, 06/15/2044	500	171
Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	561
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	250	202
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	126
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	588
Rev., Zero Coupon, 06/15/2041	1,750	675
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., 3.00%, 06/15/2025	150	145
Rev., 4.00%, 12/15/2042	4,990	4,310
Rev., 4.00%, 06/15/2050	1,000	810
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,684
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	2,971
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,101

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	947
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	26
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	1,977
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., 4.00%, 01/01/2039	3,000	2,680
Series A, Rev., BAM, 5.00%, 01/01/2037	750	776
Series C, Rev., 5.00%, 01/01/2029 (w)	850	886
Series C, Rev., 5.00%, 01/01/2032 (w)	1,400	1,482
Series C, Rev., 5.00%, 01/01/2034 (w)	365	386
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,180
State of Illinois,
GO, 4.00%, 06/01/2032	1,980	1,906
GO, 4.00%, 06/01/2034	4,485	4,247
GO, 4.00%, 06/01/2036	485	451
GO, 5.00%, 01/01/2028	6,810	6,938
GO, 5.00%, 02/01/2028	3,050	3,133
GO, 5.00%, 01/01/2029	2,085	2,118
GO, 5.00%, 02/01/2029	1,000	1,025
GO, 5.25%, 02/01/2030	2,000	2,001
GO, 5.50%, 05/01/2030	2,000	2,131
Series A, GO, 4.00%, 03/01/2041	250	218
Series A, GO, 5.00%, 10/01/2023	300	300
Series A, GO, 5.00%, 03/01/2024	80	80
Series A, GO, 5.00%, 11/01/2026	1,360	1,395
Series A, GO, 5.00%, 03/01/2027	2,355	2,422
Series A, GO, 5.00%, 03/01/2028	750	778
Series A, GO, 5.00%, 03/01/2030	1,000	1,049
Series A, GO, 5.00%, 03/01/2046	1,000	987
Series A, GO, 5.50%, 03/01/2042	1,500	1,565
Series A, GO, 5.50%, 03/01/2047	2,690	2,788
Series A, GO, 6.00%, 05/01/2025	500	514
Series B, GO, 5.00%, 10/01/2029	1,000	1,047
Series B, GO, 5.00%, 10/01/2031	5,000	5,244
Series B, GO, 5.50%, 05/01/2039	250	261
Series B, GO, 5.50%, 05/01/2047	2,500	2,594
Series C, GO, 5.00%, 11/01/2029	4,200	4,323
Series C, GO, 5.25%, 10/01/2047	3,000	3,035
Series D, GO, 5.00%, 11/01/2024	1,000	1,008
Series D, GO, 5.00%, 11/01/2026	1,980	2,031
Series D, GO, 5.00%, 11/01/2027	6,080	6,289
Series D, GO, 5.00%, 11/01/2028	2,500	2,581
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,181
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	499
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,439
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,031
GO, 7.35%, 07/01/2035	3,429	3,571

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2025	140	141
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,439
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,390
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,262
Will Grundy Etc. Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,383

		491,699

Indiana — 1.7%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	880
City of Kokomo, KHA RAD I Apartments, Rev., HUD, 0.56%, 02/01/2025 (z)	2,175	2,140
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	97
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,037
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	944
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,265
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,017
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	7,313
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,231
Indiana Finance Authority, First Lien CWA Authority Project, Rev., 5.00%, 10/01/2040 (w)	1,000	1,006
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2023	45	45
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,365
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	1,000	924
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,260
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,187
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,360
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	1,946
Series B, Rev., 2.50%, 11/01/2030	1,000	860
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,229
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	142
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,079
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	898
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,200
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	85
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	750	710
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	250	259
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	965	899
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	45	42
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	425
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	4,883
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,131
Series A, Rev., 5.00%, 06/01/2024	15	15
Series A, Rev., 5.00%, 06/01/2025	500	507

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	203
Indianapolis Local Public Improvement Bond Bank, CityWay 1 Project, Series B, Rev., 5.00%, 02/01/2024	175	175
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	2,947
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	2,998
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	1,998
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	3,996
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,494
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,494
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,895
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,010
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	9,121
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	765
Rev., 6.00%, 07/15/2041	900	982
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,573

		108,032

Iowa — 0.6%
Iowa Finance Authority,
Series A, Rev., 5.00%, 08/01/2034	1,030	1,132
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	300	286
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (z)	5,905	5,504
Rev., 5.00%, 12/01/2050	4,755	4,576
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,000	1,865
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,840	1,734
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,011
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	6,670	6,165
Series B, Rev., Zero Coupon, 06/01/2065	15,345	1,464
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,738
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,505
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,487

		35,467

Kansas — 0.4%
Butler County Unified School District No. 385 Andover, Refunding And School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,055
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	813
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,786
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,568
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,051
University of Kansas Hospital Authority, Improvement Ku Health System, Rev., 5.00%, 09/01/2045	3,800	3,763
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,019

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kansas — continued
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,366
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	936
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,030

		23,387

Kentucky — 1.2%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,554
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	6,431
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	529
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	6,995
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	849
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,702
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	381
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,404
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,652
Kentucky Economic Development Finance Authority, Senior Next Generation Information, Rev., 5.00%, 07/01/2040	5,000	4,882
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,025
Kentucky Housing Corp., Cambridge Square Project, Rev., 0.30%, 08/01/2024 (z)	575	566
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	275	275
Kentucky Public Energy Authority,
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	945
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.76%, 08/01/2052 (aa)	2,500	2,371
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 4.77%, 12/01/2049 (aa)	1,000	996
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,485
Kentucky Public Energy Authority, Gas Supply,
Series B, Rev., 4.00%, 07/01/2024	1,320	1,315
Series B, Rev., 4.00%, 01/01/2049 (z)	12,385	12,269
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	145
COP, BAM, 4.00%, 11/01/2035	135	134
COP, BAM, 4.00%, 11/01/2036	155	151
COP, BAM, 4.00%, 11/01/2038	650	606
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,437
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	679
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	737
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,717
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Obligation Group, Rev., 5.75%, 10/01/2042	5,000	5,000
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	2,961

		74,193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — 1.4%
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,040
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 09/01/2032 (p)	4,390	4,429
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGM, 5.00%, 08/01/2027	1,400	1,459
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	3,672
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,132
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	468
Louisiana Housing Corp., Hollywood Acres And Hollywood Heights Projects, Rev., 0.55%, 12/01/2023	165	164
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	400	418
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,215	1,219
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,293
Rev., 2.50%, 04/01/2036	1,000	756
Louisiana Public Facilities Authority, Children’s Medical Center Project, Rev., 5.00%, 06/01/2045 (z)	450	463
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2038	2,560	2,272
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,108
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,452
Louisiana Stadium & Exposition District, Senior Bonds,
Series A, Rev., 5.00%, 07/01/2042	5,460	5,597
Series A, Rev., 5.00%, 07/01/2048	2,500	2,520
Series A, Rev., 5.25%, 07/01/2053	7,500	7,663
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	14,500	14,320
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	3,930
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,117
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,001
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	4,901
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,577
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	859
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,136
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,670
Series A, Rev., 5.00%, 07/01/2034	1,655	1,709
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,019
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 4.22%, 05/01/2043 (aa)	1,130	1,103
State of Louisiana, Garvee, Rev., 5.00%, 09/01/2028	190	201

		88,668

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	576
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	165
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	76
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	86
Maine Health & Higher Educational Facilities Authority, Series A, Rev., AGM, 4.38%, 07/01/2048	2,100	1,898
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	970	912
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	7,925
Rev., 5.00%, 07/01/2028	2,000	2,135

		13,773

Maryland — 1.3%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,267
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	477
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	50	50
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,179
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,540
County of Montgomery, Trinity Health Credit Group, Rev., 4.00%, 12/01/2044	3,000	2,664
County of Prince George’s, Series A, GO, 5.00%, 07/01/2029	1,250	1,352
County of Prince George’s, Behavioral Health Facility, COP, 5.00%, 10/01/2023	650	650
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	787
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	145	136
Series D, Rev., 3.25%, 09/01/2050	2,265	2,163
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,425
Maryland Community Development Administration, Residential, Series B, Rev., AMT, 4.50%, 09/01/2048	1,375	1,347
Maryland Community Development Administration, Social Bonds,
Series C, Rev., 3.00%, 09/01/2051	2,366	2,221
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	450	468
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	1,915
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,257
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	590
Rev., 5.38%, 07/01/2038	1,250	1,303
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,274
Tax Allocation, 4.00%, 09/01/2040	2,280	1,907
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,014
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,676
Rev., 5.00%, 01/01/2025	470	471
Rev., 5.00%, 01/01/2036	4,580	4,500

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,021
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	2,983
Series A, Rev., 5.00%, 05/15/2045	4,000	3,932
Series B, Rev., 5.00%, 08/15/2038	1,000	980
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,310
Maryland Stadium Authority Built to Learn Revenue,
Rev., 4.00%, 06/01/2035	2,000	1,956
Rev., 4.00%, 06/01/2036	2,125	2,030
Series A, Rev., 5.00%, 06/01/2033	1,375	1,500
State of Maryland, Series B, GO, 5.00%, 08/01/2026	1,000	1,038
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,395
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	888
Rev., AMT, 4.00%, 08/01/2039	1,160	1,061
State of Maryland, Bidding Group 1, Series A, GO, 5.00%, 03/15/2030	1,495	1,629
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,605
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,350
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,110
State of Maryland, State and Local Facilities Loan, Series A, GO, 5.00%, 06/01/2036	1,500	1,635
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,161
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	9,734
Washington Suburban Sanitary Commission, Consolidated Public Improvement, Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,597

		83,548

Massachusetts — 1.2%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,537
Commonwealth of Massachusetts,
Rev., NATL, 5.50%, 01/01/2034	1,500	1,663
Series E, GO, 5.00%, 11/01/2047	5,000	5,199
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	383
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,233
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	3,075	2,885
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	1,150	1,108
Massachusetts Development Finance Agency, Harvard University Issue, Series A, Rev., 5.00%, 10/15/2030	1,000	1,108
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	9,947
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	809
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,082
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 4.58%, 07/01/2049 (e) (aa)	100	99

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	946
Massachusetts Development Finance Agency UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	956
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	300	290
Series B, Rev., AMT, 5.00%, 07/01/2024	615	617
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,018
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	180	144
Massachusetts Educational Financing Authority, Senior Bonds, Series B, Rev., AMT, 4.25%, 07/01/2044	305	283
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	1,030	867
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 3.85%, 10/06/2023 (z)	4,015	4,015
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,195	3,027
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	501
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	960	906
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,188
Massachusetts Housing Finance Agency, Sustainability Bond,
Series B2, Rev., 0.75%, 06/01/2025	115	108
Series C1, Rev., 2.65%, 12/01/2034	1,000	824
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	622
Massachusetts Housing Finance Agency, Sustainability Bonds,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	104
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	136
Massachusetts Port Authority,
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,570
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,099
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	971
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,631
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,541
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,131
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036 (p)	7,190	7,220
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	1,000	1,038
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,207

		74,013

Michigan — 1.6%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.60%), 4.29%, 07/01/2032 (aa)	1,000	928
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	412
Series A, GO, 5.00%, 04/01/2039	115	113
Series A, GO, 5.00%, 04/01/2046	35	33
Series A, GO, 5.00%, 04/01/2050	30	27

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Detroit Downtown Development Authority, Catalyst Development Project,
Series A, Tax Allocation, AGM, 5.00%, 07/01/2043	1,000	979
Series A, Tax Allocation, AGM, 5.00%, 07/01/2048	2,500	2,440
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	230
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	360
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	285
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	626
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,211
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,338
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,025
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,144
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien,
Series B, Rev., 5.00%, 07/01/2025	1,115	1,135
Series B, Rev., 5.00%, 07/01/2028	140	148
Great Lakes Water Authority Water Supply System Revenue, Taxable Senior Lien, Series C, Rev., 2.19%, 07/01/2027	3,000	2,696
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	77
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,289
Lansing Board of Water & Light, Series A, Rev., 5.00%, 07/01/2048	1,675	1,688
Michigan Finance Authority,
Rev., 5.00%, 11/15/2023 (p)	1,375	1,377
Series A, Rev., 4.00%, 12/01/2049	1,000	847
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	262
Rev., 5.00%, 05/01/2046	2,000	1,555
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,236
Rev., 5.00%, 04/15/2030	3,000	3,200
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	97
Michigan Finance Authority, Henry Ford Health System, Series A, Rev., 5.00%, 11/15/2048	5,000	4,843
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	718
Rev., 5.00%, 09/01/2033	800	828
Rev., 5.00%, 09/01/2034	570	590
Rev., 5.00%, 09/01/2035	1,200	1,236
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	3,642
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	8,411
Rev., 4.00%, 02/15/2050	2,500	2,065
Michigan Finance Authority, Senior Lien Great Lakes, Rev., 5.00%, 07/01/2033	5,000	5,025
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,689
Michigan Finance Authority, Sparrow Obligated Group, Rev., 5.00%, 11/15/2045	2,250	2,078
Michigan Finance Authority, Sparrow Obligation Group, Rev., 5.00%, 11/15/2045 (p)	2,750	2,802
Michigan Finance Authority, Trinity Health Credit Group, Rev., 5.00%, 12/01/2036	1,000	1,027
Michigan State Building Authority, Series I, Rev., 5.00%, 10/15/2027	2,500	2,626
Michigan State Building Authority, Facilities Program,
Series II, Rev., 4.00%, 10/15/2043	1,000	912

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Series II, Rev., 5.00%, 10/15/2026	3,500	3,625
Series II, Rev., 5.00%, 10/15/2042	1,350	1,414
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	105
Michigan State Housing Development Authority,
Series A, Rev., 0.55%, 04/01/2025	375	353
Series C, Rev., 3.00%, 06/01/2051	2,220	2,096
Michigan State Housing Development Authority, Carpenter Place Apartments, Rev., HUD, 1.25%, 12/01/2024 (z)	495	492
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,610	3,394
Series A, Rev., 5.00%, 06/01/2053	2,350	2,360
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,305	1,350
Series D, Rev., 5.50%, 06/01/2053	345	353
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	1,875
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,402
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	2,832
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	645
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,653
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	436
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,091
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,080
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,474
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,000

		100,280

Minnesota — 0.8%
City of Minneapolis, Allina Health System,
Series A, Rev., 5.00%, 11/15/2052 (z)	1,000	1,038
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,773
City of Minneapolis, St. Paul Housing & Redevelopment Authority, Allina Health System, Rev., 5.00%, 11/15/2026	2,000	2,065
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,612
Duluth Economic Development Authority, Essentia Health Obligation Group, Rev., 5.25%, 02/15/2058	1,000	930
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	8,716
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	829
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,400
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,867
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,528
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	1,015	957
Series C, Rev., 5.00%, 08/01/2032	2,365	2,536
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,615	1,519
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,095	2,932

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	319	280
Series I, Rev., 3.00%, 01/01/2051	1,630	1,542
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	390	366
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,110	1,039
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	240	225
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	405	421
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,325
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	4,370	4,248
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	645
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,500	4,164
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	680
Series A, GO, 5.00%, 08/01/2026	250	259
Series A, GO, 5.00%, 08/01/2028	1,000	1,069
Series A, GO, 5.00%, 10/01/2029	45	48
Series A, GO, 5.00%, 10/01/2032	1,000	1,049
Series A, GO, 5.00%, 08/01/2033	2,000	2,069
Series A, GO, 5.00%, 08/01/2034	2,000	2,114
Series E, GO, 3.00%, 08/01/2026	710	685

		52,930

Mississippi — 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	100
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,367
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	180	181
Mississippi Home Corp., Southwest Village Apartments Project, Rev., HUD, 2.00%, 02/01/2025 (z)	2,970	2,946
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	253

		4,847

Missouri — 0.6%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	724
City of St. Louis Airport Revenue, St. Louis Lambert International, Rev., 5.00%, 07/01/2048	1,000	1,007
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,381
Series A, Rev., 4.00%, 11/01/2035	1,000	938
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,818
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	1,794

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,400
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	451
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	928
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,171
Rev., AMT, 4.00%, 03/01/2040	2,500	2,206
Rev., AMT, 5.00%, 03/01/2029	3,050	3,142
Rev., AMT, 5.00%, 03/01/2038	2,480	2,477
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	4,910
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	394
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,680	3,465
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	420	398
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,763
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	505
St. Charles County Industrial Development Authority, Hidden Valley Estates, Rev., HUD, 0.27%, 08/01/2025 (z)	1,290	1,290
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,199
State of Missouri, Health & Educational Facilities, St. Luke’s Health System, Inc., Rev., 5.00%, 11/15/2023	290	290

		37,656

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,123
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,880	2,735
Series A, Rev., 3.00%, 06/01/2052	350	328
Series B2, Rev., AMT, 3.50%, 12/01/2042	265	260
Series B, Rev., 3.00%, 12/01/2051	1,180	1,112
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,011

		8,569

Nebraska — 0.3%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	3,948
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	3,896
Central Plains Energy Project, Project #4, Series A1, Rev., 5.00%, 05/01/2054 (z)	2,675	2,706
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 4.51%, 07/01/2035 (aa)	2,210	2,179
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	328
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	2,865
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	1,854

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nebraska — continued
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,212
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	915
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	315
University of Nebraska, University Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,011

		22,229

Nevada — 1.0%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	909
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	205	161
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,090
Clark County School District,
Series A, GO, AGM, 4.00%, 06/15/2040	1,375	1,252
Series B, GO, 5.00%, 06/15/2030	1,445	1,548
Series C, GO, 5.00%, 06/15/2026	1,250	1,285
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	524
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,158
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,095
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,642
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,124
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	2,000	2,005
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,352
Rev., 5.00%, 07/01/2031	1,950	2,060
Rev., 5.00%, 07/01/2032	2,385	2,520
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,330
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,510
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	779
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,019
Las Vegas Convention & Visitors Authority,
Series A, Rev., 5.00%, 07/01/2027	900	939
Series A, Rev., 5.00%, 07/01/2028	1,250	1,318
Series A, Rev., 5.00%, 07/01/2040	250	259
Series B, Rev., 5.00%, 07/01/2029	1,345	1,433
Series B, Rev., 5.00%, 07/01/2034	1,275	1,384
Series B, Rev., 5.00%, 07/01/2043	5,150	5,220
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,551
Series C, GO, 5.00%, 06/01/2032	1,560	1,727
Series D, GO, 5.00%, 06/01/2027	2,025	2,127
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,031
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	70
State of Nevada Department of Business & Industry, Brightline West Passenger Rail, Rev., AMT, 3.70%, 01/01/2050 (e) (z)	915	910

		63,332

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Municipal Certificates, Series 1A, Rev., 4.13%, 01/20/2034	946	880
New Hampshire Business Finance Authority, Social Bond, Series 2022-1, Rev., 4.38%, 09/20/2036	654	605
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,593
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	750	706
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	643
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	263
Rev., 4.00%, 01/01/2027	250	241
Rev., 4.00%, 01/01/2028	290	276
Rev., 4.00%, 01/01/2029	300	282
Rev., 4.00%, 01/01/2030	280	260
Rev., 4.00%, 01/01/2031	290	266
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,489
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	1,943
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 4.36%, 10/01/2033 (aa)	4,170	4,110
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	435	455

		14,012

New Jersey — 2.9%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	558
Rev., 6.00%, 06/15/2047	1,000	1,042
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,036
City of Newark, Series A, GO, AGM, 5.00%, 10/01/2028	750	785
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	882
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	637
Rev., BAM, 4.00%, 07/01/2051	1,000	859
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,030
New Jersey Building Authority, Prerefunded Refunding, Series A, Rev., BAM, 5.00%, 06/15/2025 (p)	1,000	1,020
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	819
Series A, Rev., 5.00%, 11/01/2027	2,500	2,594
Series AAA, Rev., 5.00%, 06/15/2036	1,000	1,010
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	521
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,199
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,116
Series B, Rev., 5.00%, 11/01/2023	75	75

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,102
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,530
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,024
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	247
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,153
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,730
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	997
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,522
Rev., 5.00%, 11/01/2052	6,190	6,192
Rev., 5.25%, 11/01/2041	6,000	6,296
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,556
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,251
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 5.00%, 06/15/2026	555	568
Series QQQ, Rev., 5.00%, 06/15/2027	410	424
Series QQQ, Rev., 5.00%, 06/15/2028	400	419
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,065
Series B, Rev., 5.00%, 06/15/2028	8,635	9,035
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
Rev., 5.00%, 09/01/2038 (w)	1,000	1,042
Rev., 5.00%, 09/01/2040 (w)	2,200	2,269
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,027
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 4.00%, 07/01/2028	1,860	1,824
Series B, Rev., 5.00%, 07/01/2024	1,000	1,009
Series I, Rev., 5.00%, 07/01/2036	1,015	1,063
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	214
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,201
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,070
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	573
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,361
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,509
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,472
New Jersey Higher Education Student Assistance Authority, Senior,
Series A, Rev., AMT, 3.50%, 12/01/2039	105	97
Series B, Rev., AMT, 4.00%, 12/01/2041	250	236
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	1,983

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	302
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	215
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	986
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	2,360	2,262
New Jersey Housing & Mortgage Finance Agency, Browns Woods Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	850	846
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	195	196
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	805	750
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 5.00%, 06/15/2029	1,550	1,639
Series A, Rev., 5.00%, 06/15/2030	3,000	3,191
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,439
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,058
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,183
Series AA, Rev., 5.00%, 06/15/2045	660	670
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,074
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	468
New Jersey Transportation Trust Fund Authority, Program B,
Rev., 5.00%, 06/15/2037	2,000	2,099
Rev., 5.25%, 06/15/2046	14,455	14,957
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	529
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	523
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,841
Rev., 5.00%, 12/15/2028	1,000	1,054
Rev., 5.00%, 12/15/2031	1,560	1,646
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	939
Series B, Rev., 4.50%, 01/01/2048	1,750	1,683
Series D, Rev., 5.00%, 01/01/2028	2,400	2,468
Series E, Rev., 5.00%, 01/01/2027	1,000	1,042
Series E, Rev., 5.00%, 01/01/2032	7,000	7,077
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	393
GO, BAM, 4.00%, 07/15/2035	410	399
GO, BAM, 4.00%, 07/15/2036	425	406
GO, BAM, 4.00%, 07/15/2037	430	405
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,150
Rev., AGM, 5.00%, 06/01/2040	1,100	1,140
Rev., AGM, 5.00%, 06/01/2041	1,000	1,036
Rev., AGM, 5.00%, 06/01/2042	1,000	1,038

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	501
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,024
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,011
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	1,290	1,318
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	527
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,281
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,000
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,195
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,037
Series A, GO, 5.00%, 06/01/2028	4,245	4,490

		180,732

New Mexico — 0.4%
Albuquerque Municipal School District No. 12, Series A, GO, 5.00%, 08/01/2024	250	252
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,466
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	1,000	973
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	970
City of Farmington, San Juan And Four Corners,
Rev., 2.15%, 04/01/2033	4,890	3,606
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	580	481
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,075
New Mexico Finance Authority, Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,008
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,080
Rev., 5.00%, 06/01/2032	1,000	1,017
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	460
New Mexico Mortgage Finance Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,190	1,119
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,095	1,966
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	615	643
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	170	167
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,502
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,444
Winrock Town Center Tax Increment Development District No. 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,391

		23,620

New York — 11.2%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,226
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,196

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,446
Rev., AGM, 5.00%, 04/01/2026	500	509
Build C Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	238
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	328
Build NYC Resource Corp., Academic Leadership Charter School, Rev., 4.00%, 06/15/2024	70	69
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	985
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	624
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	524
Rev., 5.00%, 07/01/2052	700	631
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,007
Series A, GO, 5.00%, 09/01/2027	1,500	1,524
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	361
Series A1, GO, 4.00%, 08/01/2034	3,000	2,997
Series A1, GO, 4.00%, 08/01/2036	1,000	968
Series A1, GO, 5.00%, 08/01/2029	2,900	3,105
Series A1, GO, 5.00%, 09/01/2034	2,000	2,172
Series A1, GO, 5.00%, 08/01/2041	3,000	3,071
Series A1, GO, 5.25%, 09/01/2042	8,715	9,162
Series B1, GO, 5.00%, 08/01/2031	1,000	1,079
Series B1, GO, 5.00%, 10/01/2031	500	540
Series B1, GO, 5.00%, 08/01/2035	90	97
Series B1, GO, 5.00%, 12/01/2037	1,760	1,780
Series C1, GO, 5.00%, 08/01/2031	500	536
Series C, GO, 5.00%, 08/01/2027	2,000	2,098
Series D1, GO, 5.00%, 12/01/2024	150	152
Series D1, GO, 5.00%, 12/01/2031	1,380	1,452
Series D1, GO, 5.00%, 12/01/2036	11,955	12,376
Series D1, GO, 5.00%, 12/01/2044	2,560	2,618
Series E, GO, 5.00%, 08/01/2028	1,625	1,728
Series E, GO, 5.00%, 08/01/2033	2,000	2,114
Series F1, GO, 5.00%, 03/01/2043	1,000	1,023
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 4.17%, 10/06/2023 (z)	120	120
Series 3, GO, VRDO, 4.17%, 10/06/2023 (z)	1,590	1,590
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	127
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,172
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	431
Series C, GO, 5.00%, 08/01/2033	2,000	2,140
Series C, GO, 5.00%, 08/01/2035	4,740	5,031
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	213
GO, 5.25%, 05/01/2041	2,000	2,108
GO, 5.50%, 05/01/2044	1,000	1,066

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal 2022 Subordinated, Series D3, GO, VRDO, 4.45%, 10/02/2023 (z)	10,000	10,000
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	383
City of New York, Subordinate,
Series E1, GO, 4.00%, 04/01/2050	8,500	7,356
Series F1, GO, 5.00%, 08/01/2025	390	399
Series F1, GO, 5.00%, 08/01/2027	1,750	1,835
Series F1, GO, 5.00%, 08/01/2028	350	372
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	529
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,052
County of Nassau,
Series A, GO, AGM, 4.00%, 04/01/2046	1,300	1,167
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,500
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,121
Genesee County Funding Corp. (The), Rochester Regional Health Obligation, Rev., 5.25%, 12/01/2052	2,000	1,926
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	3,794
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	8,378
Series A, Rev., 5.00%, 02/15/2045	2,210	2,249
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,111
Series A, Rev., 5.00%, 09/01/2037	1,250	1,320
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,190
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,505
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,481
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 4.11%, 11/01/2032 (aa)	1,770	1,769
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 4.36%, 11/01/2032 (aa)	430	426
Series A, Rev., 5.25%, 11/15/2030	3,025	3,145
Series A, Rev., 5.25%, 11/15/2034	8,000	8,290
Series B4, Rev., 5.00%, 11/15/2023	2,000	2,003
Series B, Rev., 5.00%, 11/15/2024	340	343
Series B, Rev., 5.00%, 11/15/2025	540	549
Series C1, Rev., 5.00%, 11/15/2056	3,100	2,951
Series D, Rev., 5.00%, 11/15/2027	1,200	1,224
Series D, Rev., 5.00%, 11/15/2038	600	594
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,544
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., AGM, 4.00%, 11/15/2054	2,000	1,694
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,107
Series C2, Rev., Zero Coupon, 11/15/2032	500	328
Series C, Rev., 5.00%, 11/15/2040	2,465	2,471
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,037
Series E, Rev., 4.00%, 11/15/2045	60	51
Series E, Rev., 5.00%, 11/15/2029	250	259
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,016

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,011
Series D1, Rev., 5.00%, 11/15/2043	2,000	1,994
Series D3, Rev., 4.00%, 11/15/2049	1,000	825
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,216
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,355
Series A1, Rev., 5.25%, 11/15/2039	1,000	999
Series B, Rev., 5.25%, 11/15/2037	4,795	4,795
Series C1, Rev., 5.00%, 11/15/2026	305	309
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,760
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,011
Rev., 5.00%, 12/01/2028	1,700	1,727
Rev., 5.00%, 12/01/2029	1,900	1,925
MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2056	2,000	1,954
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2024	270	271
Series A, Rev., 5.00%, 02/15/2026	6,055	6,217
Series A, Rev., 5.00%, 02/15/2027	5,360	5,576
Series A, Rev., 5.00%, 02/15/2029	2,485	2,647
New York City Housing Development Corp., Sustainability Bonds,
Rev., 0.70%, 11/01/2060 (z)	2,500	2,323
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,665
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	952
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 3.00%, 01/01/2040	250	191
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	990
Series A, Rev., AGM, 5.00%, 01/01/2025	250	253
Series A, Rev., AGM, 5.00%, 01/01/2027	625	643
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,049
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,586
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	7,745
Rev., AGM, 5.00%, 03/01/2028	1,250	1,304
Rev., AGM, 5.00%, 03/01/2029	1,500	1,577
Rev., AGM, 5.00%, 03/01/2030	3,900	4,128
New York City Municipal Water Finance Authority,
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,322
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,132
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 4.40%, 10/02/2023 (z)	8,000	8,000
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,077
Series DD, Rev., 5.00%, 06/15/2036	665	667
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	17,932
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	591

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,004
Series S1, Rev., 5.00%, 07/15/2031	1,590	1,742
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,519
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,072
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2028	600	639
Series A1, Rev., 5.00%, 11/01/2031	1,725	1,878
Series E1, Rev., 3.00%, 02/01/2028	730	700
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,126
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Rev., 4.00%, 11/01/2035	7,000	6,913
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,012
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated, Series A3, Rev., 4.00%, 08/01/2042	2,500	2,276
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	1,893
Rev., 5.00%, 11/01/2025	255	261
Series DS, Rev., 4.00%, 11/01/2038	4,000	3,784
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,780
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,041
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,728
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,039
Rev., 5.00%, 05/01/2031	1,000	1,077
Rev., 5.25%, 08/01/2042	3,000	3,157
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,822
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,742
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,331
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,574
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	539
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,457
Series BB1, Rev., 5.00%, 06/15/2049	500	508
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,074
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,088
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,679
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,042
Rev., 5.00%, 06/15/2029	535	576
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,760
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,425
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,157
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,048
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,747

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 4.80%, 10/02/2023 (z)	2,000	2,000
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,079
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,252
Series 1WTC, Rev., 4.00%, 02/15/2043	1,000	908
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	500	481
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,052
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	10,900	10,070
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	140
Rev., AGM, 5.00%, 11/15/2028	1,000	1,080
Rev., AGM, 5.00%, 11/15/2034	635	708
Rev., AGM, 5.00%, 11/15/2035	1,250	1,384
New York State Dormitory Authority,
Series 2015-B, Rev., 5.00%, 03/15/2027 (p)	1,000	1,026
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,700
Series A, Rev., 4.00%, 03/15/2039	1,000	937
Series A, Rev., 5.00%, 03/15/2024 (p)	100	101
Series A, Rev., 5.00%, 03/15/2029	3,000	3,200
Series A, Rev., 5.00%, 03/15/2034	2,000	2,047
Series A, Rev., 5.00%, 03/15/2040	1,000	1,023
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,200
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,112
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,334
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	103
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,255
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024 (p)	2,000	2,010
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,166
Series A, Rev., 5.00%, 03/15/2036	2,015	2,099
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,175
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	989
Series A, Rev., 5.00%, 08/01/2026	900	898
Series A, Rev., 5.00%, 08/01/2031	1,010	1,012
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	5,515
Rev., 4.25%, 05/01/2052	4,930	4,249
Rev., 5.00%, 05/01/2052	3,000	2,990
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,917
New York State Dormitory Authority, Second Bond Financing Program,
Rev., AGM, 5.00%, 10/01/2029	3,000	3,206
Rev., AGM, 5.00%, 10/01/2030	4,000	4,303
Rev., AGM, 5.00%, 10/01/2036	260	276
New York State Dormitory Authority, St. John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	825

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Unrefunded, Series D, Rev., 5.00%, 02/15/2027	35	37
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028	1,000	1,058
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,456
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	619
Rev., 5.00%, 09/15/2031	250	280
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,711
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	239
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue Revolving, Rev., 5.00%, 06/15/2026	1,000	1,038
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,653
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	2,375	2,181
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,627
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	2,320	2,077
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,042
Series P, Rev., 1.55%, 11/01/2023	160	159
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	460
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,074
Series A, Rev., 5.00%, 03/15/2027	1,000	1,048
Series L, Rev., 5.00%, 01/01/2024	75	75
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	2,855
New York State Urban Development Corp., Series A, Rev., 4.00%, 03/15/2042	2,000	1,830
New York State Urban Development Corp., Bidding Group 1,
Series A, Rev., 5.00%, 03/15/2027	4,000	4,171
Series A, Rev., 5.00%, 03/15/2034	1,690	1,854
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,748
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	1,914
Rev., 4.00%, 03/15/2041	5,000	4,578
Rev., 5.00%, 03/15/2030	500	538
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,912
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,811
Rev., 5.00%, 03/15/2028	1,250	1,319
Rev., 5.00%, 03/15/2034	3,000	3,011
Series A, Rev., 5.00%, 03/15/2024	1,000	1,005
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,076
Series B, Rev., 3.54%, 03/15/2028	7,000	6,540
New York Transportation Development Corp., American Airlines, Inc.,
Rev., AMT, 2.25%, 08/01/2026	585	552
Rev., AMT, 5.00%, 08/01/2026	5,375	5,339
New York Transportation Development Corp., Delta Air Lines Inc., LaGuardia,
Rev., AMT, 5.00%, 01/01/2032	3,000	3,023
Rev., AMT, 4.38%, 10/01/2045	2,000	1,738
Rev., AMT, 5.00%, 10/01/2035	11,000	11,038

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 5.00%, 07/01/2046	15,180	14,429
Rev., AMT, 5.25%, 01/01/2050	8,425	8,258
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,231
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	4,785
Rev., AMT, 5.00%, 07/01/2041	1,000	973
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	565
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,756
Rev., AMT, 5.00%, 12/01/2032	2,005	2,070
Rev., AMT, 5.00%, 12/01/2033	1,000	1,026
Rev., AMT, 5.00%, 12/01/2037	3,500	3,505
Rev., AMT, 5.00%, 12/01/2038	1,000	997
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	268
Rev., AMT, 4.00%, 12/01/2039	300	266
Rev., AMT, 4.00%, 12/01/2040	1,475	1,290
Rev., AMT, 4.00%, 12/01/2041	300	260
Rev., AMT, 4.00%, 12/01/2042	300	256
Rev., 5.00%, 12/01/2024	200	202
Rev., 5.00%, 12/01/2025	200	204
Rev., 5.00%, 12/01/2026	995	1,021
Rev., 5.00%, 12/01/2027	200	207
Rev., 5.00%, 12/01/2028	200	208
Rev., 5.00%, 12/01/2037	250	255
Rev., 5.00%, 12/01/2038	2,250	2,287
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,109
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,122
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,715
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,333
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,129
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,109
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,050
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,067
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,715
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,586
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	5,000	4,557
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	702
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,286
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,010
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,011
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,090	1,920
State of New York Mortgage Agency, Social Bond, Series 239, Rev., SONYMA, 3.25%, 10/01/2051	280	263

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
State of New York Mortgage Agency, Social Bonds,
Series 233, Rev., 3.00%, 10/01/2045	2,140	2,020
Series 235, Rev., AMT, 0.55%, 10/01/2023	190	190
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	105	100
Triborough Bridge & Tunnel Authority,
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	3,771
Series A, Rev., BAN, 5.00%, 08/15/2024	3,000	3,028
Series A, Rev., 5.00%, 11/15/2041	1,975	1,995
Series A, Rev., 5.00%, 11/15/2047	2,500	2,545
Series A, Rev., 5.00%, 11/15/2049	3,040	3,078
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,217
Series E-2B, Rev., 5.00%, 11/15/2032	575	626
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,352
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2026	3,660	3,795
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,742
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,190
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,135
Series C, Rev., 5.25%, 05/15/2052	10,000	10,345
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,090
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,157
Rev., 5.00%, 05/15/2036	2,000	2,137
Rev., 5.00%, 05/15/2038	4,240	4,442
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	687
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	5,878
Utility Debt Securitization Authority, Restructuring, Rev., 5.00%, 12/15/2025	15	15
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,526
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,573
Series TE, Rev., 5.00%, 12/15/2032	800	880
Westchester County Local Development Corp., Purchase Senior Learning, Rev., 2.88%, 07/01/2026 (e)	500	474
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	240	220

		704,851

North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	1,954
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,500
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,080
Rev., AMT, 5.00%, 07/01/2049	5,000	4,951
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 3.85%, 10/06/2023 (z)	2,300	2,300
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,349
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,666

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
Greater Asheville Regional Airport Authority,
Rev., AGM, AMT, 5.25%, 07/01/2040	500	516
Rev., AGM, AMT, 5.25%, 07/01/2041	415	427
Rev., AGM, AMT, 5.25%, 07/01/2048	1,750	1,768
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	2,000	1,815
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	45	44
Series 44, Rev., 4.00%, 07/01/2050	310	302
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,192
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	910	856
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	500	477
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	776
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	585
Series A, Rev., 4.00%, 10/01/2040	1,200	1,020
Series A, Rev., 4.00%, 10/01/2045	2,250	1,808
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,842
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	666
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024 (p)	7,130	7,141
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,421
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,003
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	514
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,881
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,067
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,245

		53,166

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,516
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2031	1,500	1,486
Series A, Rev., AGM, 5.00%, 12/01/2041	1,000	995
County of Ward, Trinity Obligation Group, Series C, Rev., 5.00%, 06/01/2043	2,500	1,926
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	1,970	1,866
Series C, Rev., 4.00%, 01/01/2050	705	684
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	45	42
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	2,335	2,301
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	1,025	956
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	500	520
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,315	1,361
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,261
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	302

		17,216

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	5,775	5,530
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,063
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	458
Rev., 4.00%, 11/15/2035	1,000	898
Rev., 4.00%, 11/15/2038	750	631
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,651
Rev., 5.00%, 02/15/2026	600	614
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	12,715	10,953
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	1,867
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,101
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,544
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	52
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,298
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	1,809
Rev., 5.00%, 11/01/2031	1,000	1,075
County of Franklin, Trinity Health Credit Group, Rev., 3.50%, 12/01/2046 (z)	5,025	5,022
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,510
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	1,945
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	750
Rev., 5.00%, 08/01/2029	145	153
Rev., 5.00%, 08/01/2033	230	244
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,067
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	2,000	2,208
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,519
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,016
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	547
Series A, Rev., 5.00%, 09/01/2030	1,005	1,088
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,462
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,207
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	6,801
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,044
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	834
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,784
Rev., 1.50%, 02/01/2026 (z)	120	109
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 4.21%, 12/01/2042 (aa)	155	152
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,074
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,188

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	905	895
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	618
Ohio Housing Finance Agency, Marianna Terrace Apartments, Rev., HUD, 1.30%, 03/01/2025 (z)	330	325
Ohio Housing Finance Agency, Post Oak Station, Rev., HUD, 3.35%, 07/01/2025 (z)	295	290
Ohio Housing Finance Agency, Robert Cassidy Manor Apartments, Rev., FHA HUD, 5.00%, 04/01/2026 (z)	3,060	3,075
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,015
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,402
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	529
Rev., 5.00%, 02/15/2033	365	402
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	537
Ohio Water Development Authority Water Pollution Control Loan Fund, Series A, Rev., 5.00%, 12/01/2030	4,500	4,928
Ohio Water Development Authority Water Pollution Control Loan Fund, Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,000	1,045
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	329
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 4.10%, 10/06/2023 (z)	3,500	3,500
State of Ohio,
Series A2, Rev., 4.00%, 04/01/2033	3,000	2,880
Series A, GO, 5.00%, 09/01/2024	130	131
Series A, GO, 5.00%, 03/01/2034	1,000	1,106
Series X, GO, 5.00%, 05/01/2035	300	328
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,612
Rev., 5.00%, 01/01/2034	2,425	2,624
Rev., 5.00%, 01/01/2039	570	591
Series A, Rev., 5.00%, 01/01/2027	940	976
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	135
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	821
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,072
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,072
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,084
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,468
Series C, GO, 5.00%, 08/01/2028 (p)	350	374
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,096
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,103
Rev., 4.00%, 11/15/2041	1,450	1,172
Rev., 5.00%, 11/15/2028	680	690
State of Ohio, University Hospital Health, Rev., VRDO, 4.40%, 10/02/2023 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	937
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	978

		126,908

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.4%
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,652
Rev., 4.00%, 03/01/2033	5,000	5,043
Rev., 4.00%, 03/01/2034	4,440	4,474
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,749
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 4.50%, 10/06/2023 (z)	1,910	1,910
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037	1,110	1,011
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	6,000	5,296
Oklahoma Water Resources Board, Series B, Rev., 5.00%, 10/01/2026	1,255	1,306
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	3,000	2,757
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	921
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,386

		27,505

Oregon — 0.8%
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 5.00%, 12/01/2031	2,670	2,944
City of Portland Water System Revenue, Second Lien,
Series A, Rev., 4.00%, 05/01/2039	500	466
Series A, Rev., 5.00%, 05/01/2033	1,825	1,964
County of Gilliam, Waste Management, Rev., AMT, 3.95%, 07/01/2038 (z)	1,000	996
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwilliger, Rev., 0.95%, 06/01/2027	1,200	1,040
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,069
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,170
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,974
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,564
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,722
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,758
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,649
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,030
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	520
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,299
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,021
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	169
Rev., 4.00%, 05/15/2040	750	595
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	2,939
State of Oregon, Series N, GO, 5.00%, 12/01/2023	1,890	1,891
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,627
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	615	579
State of Oregon Housing & Community Services Department, The Susan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	945	937

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	103
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	509
GO, 5.00%, 05/01/2030	405	440
State of Oregon, Article XI Q State Projects, GO, 5.00%, 05/01/2028	1,000	1,061
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,167
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,278
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	270	279
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,370	1,273
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,010
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	1,360	1,303

		48,346

Pennsylvania — 5.3%
Allegheny County Airport Authority,
Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	9,961
Series A, Rev., AGM-CR, AMT, 4.00%, 01/01/2056	8,920	7,152
Series B, Rev., AGM, 4.00%, 01/01/2039	2,635	2,463
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,020
Series A, Rev., 5.00%, 04/01/2047	1,560	1,504
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Rev., 4.00%, 07/15/2038	2,185	1,996
Rev., 5.00%, 07/15/2030	1,000	1,052
Allegheny County Industrial Development Authority, United States Steel Corp., Rev., 4.88%, 11/01/2024	1,500	1,497
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,447
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,073
Series A, Rev., 5.00%, 07/15/2027	765	793
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	395
Series B, Rev., 4.00%, 06/01/2036	675	666
Series B, Rev., 5.00%, 06/01/2030	500	543
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	930
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	179
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,026
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,381
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	848
Rev., 5.00%, 11/01/2047	2,155	1,225
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 01/01/2030 (aa)	230	225
Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 07/01/2031 (aa)	290	283
Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 01/01/2032 (aa)	240	234
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,046
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 4.56%, 10/06/2023 (z)	400	400
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,652

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,860
Series A, GO, 5.00%, 08/01/2030	4,000	4,042
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,001
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,265
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,230
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,272
City of Philadelphia Airport Revenue, Private Activity,
Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	971
Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,159
City of Philadelphia, Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2040	2,790	2,835
Series A, Rev., 5.00%, 11/01/2045	7,000	7,108
Series C, Rev., 5.00%, 06/01/2042	1,000	1,015
Commonwealth Financing Authority, Tobacco Master Settlement Payment,
Rev., AGM, 4.00%, 06/01/2039	6,340	5,747
Rev., 5.00%, 06/01/2025	1,820	1,846
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 04/01/2029	3,000	2,965
Series 1, GO, 4.00%, 03/15/2034	5,000	4,907
Series 1, GO, 4.00%, 03/01/2035	3,650	3,637
Series 1, GO, 4.00%, 03/15/2035	2,000	1,959
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,369
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	225
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 5.08%, 08/15/2038 (aa)	355	351
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,018
Cumberland Valley School District,
GO, 5.00%, 11/15/2032	150	150
GO, 5.00%, 11/15/2034	140	140
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,003
Rev., 5.00%, 01/01/2040	10,000	10,007
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	4,390	4,714
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 4.55%, 06/01/2037 (aa)	250	209
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	928
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	613
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	509
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,161
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,499
Series B, Rev., 5.00%, 02/15/2038	1,200	1,233
Series B, Rev., 5.00%, 02/15/2039	2,000	2,043
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	228

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,389
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	3,335	3,323
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,505
Series C, Rev., 5.00%, 11/15/2045	2,585	2,411
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	470
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,544
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	1,739
Rev., 5.00%, 05/15/2031	2,385	2,521
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,466
Rev., AMT, 5.00%, 12/31/2034	2,000	1,999
Rev., AMT, 5.00%, 06/30/2042	1,250	1,171
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,532
Rev., 4.00%, 01/01/2029	450	430
Rev., 4.00%, 01/01/2031	800	754
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Series B1, Rev., AMT, 4.10%, 04/01/2049 (z)	1,000	1,000
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	6,482
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	5,923
Rev., AMT, 5.75%, 06/30/2048	3,750	3,911
Rev., AGM, AMT, 5.75%, 12/31/2062	2,500	2,622
Rev., AMT, 6.00%, 06/30/2061	1,500	1,581
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	4,701
Series A, Rev., 4.00%, 02/15/2042	1,330	1,174
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,787
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,801
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	4,889
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 4.38%, 06/01/2041 (aa)	805	804
Rev., AMT, 4.60%, 10/01/2046 (w) (z)	9,000	8,997
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,504
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	96
Pennsylvania Higher Education Assistance Agency, Senior, Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,815
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Rev., 5.25%, 09/01/2050	1,345	1,298
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Rev., 5.00%, 08/15/2042	1,250	1,254
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,123

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	2,945	2,801
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	3,925
Series A, Rev., 5.50%, 10/01/2053	1,500	1,542
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	3,050	3,157
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,054
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,044
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,727
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,002
Series A2, Rev., 5.00%, 12/01/2024	100	101
Series A, Rev., 5.25%, 12/01/2044	2,500	2,575
Series B, Rev., 4.00%, 12/01/2039	3,000	2,718
Series B, Rev., 5.00%, 12/01/2026	400	416
Series B, Rev., 5.00%, 12/01/2027	500	527
Series B, Rev., 5.00%, 12/01/2039	1,305	1,370
Series B, Rev., 5.25%, 12/01/2047	3,000	3,113
Series C, Rev., 4.00%, 12/01/2040	1,400	1,293
Series C, Rev., 4.00%, 12/01/2042	1,555	1,396
Series C, Rev., 5.00%, 12/01/2027	345	364
Series C, Rev., 5.00%, 12/01/2041	1,560	1,604
Series C, Rev., 5.00%, 12/01/2046	1,350	1,376
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,019
Pennsylvania Turnpike Commission, Subordinate,
Rev., 5.00%, 12/01/2030	1,750	1,820
Series A, Rev., 4.00%, 12/01/2043	2,135	1,880
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,035
Series A, Rev., 5.00%, 12/01/2036	2,775	2,826
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,584
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,297
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	835
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,130
Series A, Rev., 5.00%, 09/01/2035	1,105	1,120
Series A, Rev., 5.00%, 09/01/2047	1,000	970
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,386
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	476
Series B, Rev., AGM, 4.00%, 09/01/2038	500	468
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,011
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2048	1,000	1,028
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,712
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2027	610	631
Series A, GO, 5.00%, 09/01/2031	245	259
Series A, GO, 5.00%, 09/01/2035	3,000	3,089
Series F, GO, 5.00%, 09/01/2035	5,000	5,029

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	925
Series B, GO, 5.00%, 09/01/2028	1,485	1,549
Series B, GO, 5.00%, 09/01/2029	450	472
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	948
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,198
Rev., 5.25%, 06/01/2042	1,500	1,591
Rev., 5.25%, 06/01/2047	7,750	8,098
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,331
Rev., AGM, 5.00%, 02/01/2028	2,590	2,720
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	997
Rev., BAM, 4.00%, 03/01/2030	640	635
Rev., BAM, 4.00%, 03/01/2031	500	495
Rev., BAM, 5.00%, 03/01/2027	715	737
Rev., BAM, 5.00%, 03/01/2028	755	787
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,577
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	564
Series A, Rev., 5.00%, 07/01/2028	1,400	1,415

		330,975

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	431
Series A1, GO, 4.00%, 07/01/2041	505	406
Series A1, GO, 4.00%, 07/01/2046	525	405
Series A1, GO, 5.38%, 07/01/2025	1,917	1,937
Series A1, GO, 5.63%, 07/01/2027	4,045	4,151
Series A1, GO, 5.63%, 07/01/2029	2,000	2,066
Series A1, GO, 5.75%, 07/01/2031	2,008	2,097
Series A, GO, Zero Coupon, 07/01/2024	78	76
Series A, GO, Zero Coupon, 07/01/2033	7,410	4,367
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	2,279	1,183
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien, Series A, Rev., 5.00%, 07/01/2047 (e)	1,000	928
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	613
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	25
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	143
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	71
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	25
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	300
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	25
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	74
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	117

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Puerto Rico — continued
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	145
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	125
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.52%), 4.23%, 07/01/2029 (aa)	500	469
Puerto Rico Highway & Transportation Authority, Restructured Toll Revenue, Series A, Rev., 5.00%, 07/01/2062	5,000	4,775
Puerto Rico Highway & Transportation Authority, Restructured Toll Revenue Convertible Capital Appreciation, Series C, Rev., 0.00%, 07/01/2053	3,000	1,856
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,072
Series A1, Rev., 4.75%, 07/01/2053	3,000	2,652
Series A1, Rev., 5.00%, 07/01/2058	15,250	13,795
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,274
Series A2, Rev., 4.33%, 07/01/2040	7,600	6,807

		53,439

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	970
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	330	321
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	457
Series 73A, Rev., 1.10%, 04/01/2027	300	267
Series 73A, Rev., 1.65%, 10/01/2029	715	600
Series 73A, Rev., 3.00%, 10/01/2050	1,095	1,042
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,550	2,402
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	383
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	3,170	2,925

		9,367

South Carolina — 0.9%
City of Columbia Waterworks & Sewer System Revenue, Rev., 5.00%, 02/01/2047	2,625	2,732
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	748
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	971
Rev., 4.00%, 11/01/2031	1,000	962
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	40
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,012
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,000
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,528
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., VRDO, 4.53%, 10/06/2023 (z)	4,800	4,800
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	5,561

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	943
Series A, Rev., 4.00%, 12/01/2034	2,000	1,883
Series A, Rev., 4.00%, 12/01/2037	2,000	1,828
Series A, Rev., 4.00%, 12/01/2038	520	471
Series A, Rev., 5.00%, 12/01/2024	500	504
Series A, Rev., 5.00%, 12/01/2027	1,525	1,573
Series A, Rev., 5.00%, 12/01/2028	1,700	1,720
Series A, Rev., 5.00%, 12/01/2029	85	89
Series A, Rev., 5.00%, 12/01/2031	4,500	4,709
Series A, Rev., 5.00%, 12/01/2032	1,000	1,046
Series B, Rev., 5.00%, 12/01/2040	1,000	1,011
Series B, Rev., 5.00%, 12/01/2041	1,000	980
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	4,855
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,634
South Carolina Public Service Authority, Unrefunded Obligations, Series C, Rev., 5.00%, 12/01/2046	3,000	2,920
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	685	644
Series A, Rev., 4.00%, 01/01/2052	860	836
Series B, Rev., 3.25%, 01/01/2052	6,575	6,280
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 0.30%, 09/01/2024 (z)	2,190	2,144
South Carolina State Housing Finance & Development Authority, Villages At Congaree, Rev., 1.25%, 06/01/2025 (z)	895	874
Spartanburg Housing Authority, Hickory Heights And Oakland, Rev., HUD, 0.29%, 10/01/2024 (z)	1,000	1,000
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	574
Rev., 5.00%, 04/15/2028	500	498

		58,370

South Dakota — 0.1%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,021
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	203
South Dakota Housing Development Authority, Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	995	956
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,735	2,575

		6,755

Tennessee — 1.4%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	315
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	994
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,429
County of Coffee, GO, 5.00%, 06/01/2026	250	259
Health Educational and Housing Facility Board of the City of Memphis (The), Tillman Cove Apartments, Rev., HUD, 0.55%, 12/01/2024 (z)	2,275	2,197
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	399

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	320
Lewisburg Industrial Development Board, Waste Management, Rev., AMT, 4.13%, 07/02/2035 (z)	3,925	3,923
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	276
Rev., AMT, 5.00%, 07/01/2043	2,055	2,019
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,275
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,263
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,500
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Richland Hills Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	5,644	5,614
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Vanderbilt University Medical, Rev., 5.00%, 07/01/2031	2,785	2,920
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	581
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., AGM, 5.25%, 07/01/2048	2,925	3,023
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Subordinate, Series B, Rev., 5.00%, 07/01/2035	1,500	1,549
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	71
Series B, Rev., AMT, 5.00%, 07/01/2027	170	174
Series B, Rev., AMT, 5.25%, 07/01/2033	270	290
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,558
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,720
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	7,948
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,264
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,078
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,395
Rev., 5.00%, 05/01/2052 (z)	18,000	17,838
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	4,000	3,991
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	225	217

		88,400

Texas — 10.4%
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,050
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	200
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	444
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	264
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	420
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	593

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Arlington Higher Education Finance Corp., Legacy Traditional Schools,
Rev., 4.13%, 02/15/2041	815	601
Rev., 6.00%, 02/15/2042 (e)	250	230
Arlington Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	775	797
Austin Community College District,
GO, 5.00%, 08/01/2048	3,500	3,648
GO, 5.25%, 08/01/2053	1,500	1,585
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,118
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,036
GO, 5.00%, 08/01/2038	500	532
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2033	1,010	1,104
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,259
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,120
Beaumont Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,575
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,088
Bexar County Hospital District, Certificate Obligation, GO, 5.00%, 02/15/2043	2,750	2,833
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	395
GO, 5.00%, 02/15/2037	230	244
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,084
Series E, Rev., 5.00%, 08/15/2027	1,000	1,049
Board of Regents of the University of Texas System, Financing System, Series A, Rev., 4.00%, 08/15/2036	1,000	957
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,775	1,717
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,739
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,129
GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,041
Cameron County Housing Finance Corp., Sunland Country Apartments, Rev., 3.95%, 02/01/2024	715	713
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	6,605	6,524
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,568
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	718
Series B, Rev., 4.00%, 01/01/2051	1,250	1,040
Series B, Rev., 5.00%, 01/01/2037	1,000	1,035
Series B, Rev., 5.00%, 01/01/2046	1,500	1,504
Series C, Rev., 5.00%, 01/01/2027	2,000	2,034
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	544
Series B, Rev., 4.00%, 01/01/2040	500	449
Series B, Rev., 5.00%, 01/01/2024	230	230
Series B, Rev., 5.00%, 01/01/2045	3,595	3,615
Series D, Rev., 5.00%, 01/01/2033	480	509
Series E, Rev., 5.00%, 01/01/2045	2,665	2,679

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,792
Central Texas Turnpike System, Subordinate, Series C, Rev., 5.00%, 08/15/2042	5,000	4,712
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	737
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,889
GO, 5.00%, 09/01/2033	1,100	1,184
GO, 5.00%, 09/01/2034	1,750	1,880
City of Arlington, Tax Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	825
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	184
Rev., 5.00%, 11/15/2039	500	502
Rev., 5.00%, 11/15/2041	7,000	7,067
Series C, Rev., 5.00%, 11/15/2025 (p)	510	522
Series C, Rev., 5.00%, 11/15/2032	1,000	1,080
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,451
Rev., AMT, 5.00%, 11/15/2040	1,500	1,496
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,030
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,146
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,364
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,268
Series B, Rev., 5.00%, 11/15/2037	1,505	1,573
Series B, Rev., 5.00%, 11/15/2038	1,340	1,394
Series B, Rev., 5.00%, 11/15/2044	1,000	1,021
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	667
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028	1,885	1,990
Rev., 5.00%, 07/15/2039	1,000	1,047
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2047	5,000	5,203
Series C, Rev., 4.00%, 10/01/2031	2,000	2,013
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	6,971
Series C, Rev., 4.00%, 10/01/2040	1,000	927
Series C, Rev., 5.00%, 10/01/2029	1,125	1,207
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	454
GO, AGM, 4.00%, 03/01/2041	680	620
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,145
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	276
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	410
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	484
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	941
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,224
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,003
Series A, Rev., AMT, 5.00%, 07/01/2028	1,890	1,945
Series A, Rev., AGM, AMT, 5.00%, 07/01/2028	550	566

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., AGM, AMT, 5.00%, 07/01/2029	1,580	1,637
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,584
Series A, Rev., AGM, AMT, 5.00%, 07/01/2037	2,000	2,060
Series B, Rev., 5.00%, 07/01/2026	1,000	1,031
Series B, Rev., 5.00%, 07/01/2027	1,995	2,090
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	3,618
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,203
City of Houston Combined Utility System Revenue, Subordinate First Lien, Rev., 5.00%, 11/15/2034	1,000	1,021
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2024	150	149
Rev., 4.00%, 09/01/2025	45	45
Rev., 4.00%, 09/01/2029	280	279
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	597
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,180
Series C, Rev., 5.00%, 11/15/2029	3,100	3,334
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	266
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	242	227
City of Lewisville, Waterworks & Sewer System Revenue, Rev., 5.00%, 02/15/2038	1,015	1,079
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	820
Rev., 5.00%, 04/15/2027	785	813
Rev., 5.00%, 04/15/2028	900	942
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	360
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,258
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,666
Rev., 5.00%, 02/01/2025	3,095	3,140
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	958
Rev., (SIFMA Municipal Swap Index + 0.87%), 4.85%, 02/01/2048 (aa)	3,000	2,994
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	5,754
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	2,000	2,008
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,080
Clifton Higher Education Finance Corp., Idea Public School,
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,899
Series A, Rev., 4.00%, 08/15/2035	415	380
Series A, Rev., 4.00%, 08/15/2047	1,300	1,015
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	658
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	988
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	65
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	71
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	57
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	42
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	233

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2024	115	115
Rev., PSF-GTD, 4.00%, 08/15/2025	145	145
Conroe Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	753
Corpus Christi Independent School District, GO, PSF-GTD, 5.00%, 08/15/2038	1,625	1,727
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	10,189
GO, 5.00%, 06/15/2043 (p)	2,000	2,067
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,136
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,687
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,048
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,465
County of Harris,
Series A, GO, 5.00%, 10/01/2024	1,900	1,921
Series A, GO, 5.00%, 10/01/2029	1,150	1,237
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,812
County of Nueces, GO, 5.00%, 02/15/2029	460	487
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,350	1,303
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,937
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,050
Dallas Area Rapid Transit, Senior Lien,
Rev., 5.00%, 12/01/2032	1,000	1,070
Series B, Rev., 4.00%, 12/01/2051	2,000	1,712
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,017
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,175
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,867
Rev., 5.00%, 11/01/2026	2,850	2,956
Dallas Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2026	1,240	1,277
Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,187
Deer Park Independent School District, GO, PSF-GTD, 5.00%, 08/15/2028	1,000	1,064
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,121
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,437
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,784
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,300
GO, PSF-GTD, 5.00%, 06/15/2026	1,750	1,806
Denton Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,600	1,680
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,051
GO, PSF-GTD, 5.00%, 08/15/2037	1,000	1,074
Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,034
Forney Independent School District, GO, PSF-GTD, 5.00%, 08/15/2040	600	630
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	770
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	297

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	416
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,077
Fort Bend Independent School District,
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	625	543
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	845	793
Series B, GO, PSF-GTD, 3.65%, 08/01/2052 (z)	4,000	3,976
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,846
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,124
Galveston Public Facility Corp., The Oleanders At Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	560	539
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	500	536
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	925
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	8,691
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	100
Greater Texoma Utility Authority, City of Sherman Project, Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,683
Gregory-Portland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,000	1,016
Hale Center Education Facilities Corp., Wayland Baptist University Project, Rev., 5.00%, 03/01/2034	1,265	1,269
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	437
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	350	344
Harlingen Consolidated Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	80	81
Harris County Cultural Education Facilities Finance Corp., Medical Facilities Mortgage Revenue, Rev., (United States SOFR * 0.70 + 0.73%), 4.44%, 11/15/2046 (aa)	1,130	1,130
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	3,205	2,857
Rev., 5.00%, 10/01/2051 (z)	3,000	3,229
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	5,919
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,820
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041	2,500	2,269
Series A, GO, 4.00%, 09/15/2048	9,000	7,884
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	1,904
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,290
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	101
Hays Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2025	480	487
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,058
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,034
Series A, Rev., 5.00%, 12/01/2033	575	591
Series A, Rev., 5.00%, 12/01/2034	750	766
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	240	224
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	820
Houston Higher Education Finance Corp., Kipp, Inc., Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,291
Houston Housing Finance Corp., Summerdale Apartments, Rev., 5.00%, 08/01/2041 (z)	315	319

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,332
Hutto Independent School District, GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,490
Irving Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2028	500	529
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,521
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,658
GO, PSF-GTD, 5.00%, 02/15/2041	250	262
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	773
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,525
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	463
La Porte Independent School District, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,066
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	222
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,136
Lamar Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	150	160
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,434
Leander Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,430	1,471
Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Rev., AMT, 5.00%, 11/01/2028	2,000	1,988
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	471
Rev., AGM, 5.00%, 05/15/2031	4,795	5,179
Rev., AGM, 5.00%, 05/15/2032	5,000	5,381
Series A, Rev., 5.00%, 05/15/2027	420	437
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2027	700	728
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2030	1,000	1,066
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	106
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	851
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	787
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,027
Medina Valley Independent School District,
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	404
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,158
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	444
Mission Texas Economic Development Corp., Rev., AMT, 4.13%, 05/01/2050	4,000	3,998
New Caney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	625	673
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	981
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035 (d)	1,500	1,361
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	77
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,437
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	485

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,573
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	435
North Texas Tollway Authority,
Series A, Rev., 5.00%, 01/01/2029	1,800	1,842
Series B, Rev., 5.00%, 01/01/2027	1,150	1,159
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,151
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	1,969
Series A, Rev., 5.00%, 01/01/2037	1,500	1,573
Series A, Rev., 5.00%, 01/01/2040	4,000	4,096
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,496
Rev., 5.00%, 01/01/2048	2,335	2,332
Series B, Rev., 4.00%, 01/01/2035	1,000	980
Series B, Rev., 4.00%, 01/01/2037	1,000	944
Series B, Rev., 5.00%, 01/01/2027	215	218
Series B, Rev., 5.00%, 01/01/2033	1,000	1,023
North Texas Tollway Authority, Unrefunded First Tier, Series A, Rev., 5.00%, 01/01/2025	45	45
Northside Independent School District,
GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	12,741
GO, PSF-GTD, 5.00%, 08/01/2039	1,520	1,599
Northwest Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,051
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,635
Odessa Housing Finance Corp., Cove in Odessa Apartments, Rev., 4.20%, 03/01/2024 (z)	5,500	5,558
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,018
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,053
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,105
Pecos Barstow Toyah Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	300	312
Permanent University Fund - Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,593
Permanent University Fund - University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,105
Plano Independent School District, GO, 5.00%, 02/15/2027	650	678
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	881
Rev., 5.00%, 10/01/2028	1,250	1,327
Rev., 5.00%, 10/01/2029	1,250	1,336
Port Authority of Houston of Harris County Texas, First Lien,
Rev., 5.00%, 10/01/2025	950	972
Rev., 5.00%, 10/01/2048	8,500	8,639
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	484
Rev., AMT, 2.25%, 01/01/2029 (e)	800	659
Rev., AMT, 2.88%, 01/01/2041 (e)	120	74
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,372
Port of Port Arthur Navigation District, Motiva Enterprises, Rev., VRDO, 4.43%, 10/06/2023 (z)	13,600	13,600
Prosper Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	27

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Rockwall Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,391
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,051
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2031	1,000	1,066
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,059
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,778
Rev., 4.00%, 04/01/2041	1,000	828
San Antonio Housing Trust Finance Corp., The Arbors At West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	768
San Antonio Water System, Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,235
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,543
San Marcos Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,918
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,100
Sherman Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,055
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	426
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2028	1,660	1,755
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	14,944
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,037
State of Texas, Water Financial Assistance,
GO, 5.00%, 08/01/2024	125	126
Series B, GO, 5.00%, 08/01/2037	1,000	1,013
Strategic Housing Finance Corp. of Travis County, ECG Yager LP Yager, Rev., 0.46%, 09/01/2041 (z)	2,500	2,351
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,
Rev., 4.00%, 11/15/2042	15,000	12,962
Series A, Rev., 5.00%, 11/15/2045	2,195	2,200
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	12,851
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health,
Rev., 5.00%, 11/15/2052 (z)	4,455	4,664
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,152
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	768
Rev., AGM, 1.39%, 09/01/2025	600	553
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 5.00%, 10/01/2030	1,000	1,075
Rev., 5.00%, 10/01/2037	1,000	1,033
Texas Department of Housing & Community Affairs,
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	370	359
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	590	623
Texas Department of Housing & Community Affairs, Aspen Park, Rev., 5.00%, 03/01/2041 (z)	1,225	1,232
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,272
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,120	1,064

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	2,085	1,956
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,302
Rev., 5.00%, 12/15/2030	3,300	3,265
Rev., 5.00%, 12/15/2031	2,000	1,970
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	4,555	4,650
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	385
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	18,170	17,307
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	3,787
Rev., 4.00%, 06/30/2033	1,000	940
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Blueridge Transport, Rev., AMT, 5.00%, 12/31/2045	2,000	1,905
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	473
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,042
Texas Water Development Board,
Rev., 5.00%, 08/01/2025	1,300	1,328
Rev., 5.00%, 08/01/2026	2,250	2,333
Series A, Rev., 5.00%, 10/15/2028 (w)	115	123
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	999
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	476
Rev., 5.00%, 08/01/2024	250	253
Rev., 5.00%, 08/01/2028	625	666
Series A, Rev., 5.00%, 10/15/2028	100	106
Texas Water Development Board, State Revolving Fund, Rev., 5.00%, 08/01/2027	2,835	2,983
Texas Water Development Board, State Water Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	1,882
Series A, Rev., 5.00%, 04/15/2026	100	103
Series A, Rev., 5.00%, 10/15/2030	500	513
Series A, Rev., 5.00%, 10/15/2047	2,480	2,509
Series B, Rev., 5.00%, 04/15/2049	11,535	11,781
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,030
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	2,948
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	183
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,599
University of Houston, Series A, Rev., 5.00%, 02/15/2041	2,000	2,062
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	106
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	367
Tax Allocation, 4.00%, 09/01/2035	995	884
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	718

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	2,903
GO, BAM, 5.00%, 02/15/2042	6,550	6,737
Waxahachie Independent School District,
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,521
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,317
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,461
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,246
GO, PSF-GTD, 5.00%, 02/15/2040	1,310	1,381

		651,181

Utah — 0.6%
Canyons School District, Series B, GO, SCH BD GTY, 5.00%, 06/15/2027	1,000	1,051
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,750	1,799
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,092
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,505
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,040
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,847
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,821
County of Utah, IHC Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	625	640
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,271
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	150	151
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	540
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,130
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	464
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,824
GO, 5.00%, 07/01/2024	100	101
GO, 5.00%, 07/01/2029	1,580	1,699
GO, 5.00%, 07/01/2030	1,000	1,072
Series B, GO, 5.00%, 07/01/2029	100	107
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,535
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,625
Utah Housing Corp., Drawdown New City, Rev., HUD, 3.50%, 08/01/2025 (z)	900	890
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	117
Rev., 5.00%, 06/01/2027	130	135
Rev., 5.00%, 06/01/2031	210	224
Rev., 5.25%, 06/01/2035	700	759
Rev., 5.25%, 06/01/2037	2,250	2,396
Utah Transit Authority, Series A, Rev., 4.00%, 06/15/2036 (p)	1,500	1,505
Vineyard Redevelopment Agency, Tax Allocation, AGM, 5.00%, 05/01/2024	190	191

		36,531

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	280	272
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	252
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	525	470

		994

Virgin Islands — 0.0% (g)
Matching Fund Special Purpose Securitization Corp., Series A, Rev., 5.00%, 10/01/2027	1,505	1,509

Virginia — 1.7%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,275
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution,
Rev., BAN, 5.00%, 11/01/2023	4,000	4,002
Rev., 5.00%, 07/01/2051	4,000	4,017
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	3,000	3,108
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	975
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,033
Fairfax County Industrial Development Authority, Inova Health System Project, Rev., 5.00%, 05/15/2029	2,000	2,122
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	225	222
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,491
FHLMC Multifamily VRD Certificates, Series M67, Rev., 2.25%, 12/15/2037	955	699
Gloucester County Economic Development Authority, Waste Management Services, Rev., AMT, 3.95%, 09/01/2038 (z)	1,970	1,964
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., 5.00%, 07/01/2031	1,500	1,629
Series A, Rev., 5.00%, 07/01/2038 (p)	1,000	1,060
Series A, Rev., 5.00%, 07/01/2039	2,100	2,211
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2042	100	97
Hopewell Redevelopment & Housing Authority, Hopewell Heights Apartment, Rev., HUD, 0.49%, 12/01/2024 (z)	750	744
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	131
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	1,941
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,017
Rev., 5.00%, 01/01/2029	700	720
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,204
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	353
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,640
Rev., 5.00%, 07/01/2027 (p)	2,485	2,536
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	1,894

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Virginia College Building Authority, 21st Century College & Equipment,
Rev., 5.00%, 02/01/2028	1,000	1,058
Rev., 5.00%, 02/01/2029	1,000	1,070
Rev., 5.00%, 02/01/2033	3,750	4,019
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	880
Virginia Commonwealth Transportation Board, Rev., 5.00%, 05/15/2027	1,500	1,573
Virginia Housing Development Authority, Series G, Rev., 5.05%, 11/01/2047	1,750	1,709
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	1,977
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,108
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	105	105
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,615
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,072
Virginia Small Business Financing Authority, Lifespire of Virginia, Rev., 3.00%, 12/01/2023	35	35
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	704
Series A, Rev., 5.00%, 01/01/2032	1,500	1,514
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	417
Rev., AMT, 5.00%, 07/01/2033	2,320	2,420
Rev., AMT, 5.00%, 01/01/2036	200	205
Rev., AMT, 5.00%, 07/01/2037	1,000	1,016
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,729
Rev., AMT, 5.00%, 06/30/2041	3,470	3,457
Rev., AMT, 5.00%, 12/31/2047	1,000	962
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	8,740	6,292
Rev., AMT, 4.00%, 01/01/2030	3,125	2,968
Rev., AMT, 4.00%, 01/01/2033	1,500	1,396
Rev., AMT, 4.00%, 01/01/2034	2,250	2,081
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	1,800	1,724
Rev., AMT, 5.00%, 12/31/2052	8,425	7,979
Rev., AMT, 5.00%, 12/31/2056	3,000	2,820
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., AGM, 4.00%, 07/01/2048	1,245	1,071
Rev., AGM, 5.25%, 07/01/2053	2,600	2,705
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,110

		107,876

Washington — 3.0%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,111
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,317
City of Seattle, Municipal Light & Power Revenue,
Rev., 4.00%, 09/01/2040	1,000	940
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 4.23%, 05/01/2045 (aa)	2,000	1,961

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,220
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	858
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	4,919
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	667
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,042
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,453
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047	5,000	4,985
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	105
Energy Northwest, Columbia Generating Station, Rev., 4.00%, 07/01/2042	1,625	1,508
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Rev., 5.00%, 01/01/2040	1,250	1,313
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,597
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,001
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,433
HopeSource III Portfolio Projects, Rev., 1.25%, 01/01/2025 (z)	2,765	2,738
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	986
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,374
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	925
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,262
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,101
Port of Seattle, Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,030
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,000
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2026	1,000	1,016
Rev., 5.00%, 02/01/2028	900	922
Rev., AMT, 5.00%, 04/01/2028	2,250	2,309
Rev., AMT, 5.00%, 08/01/2028	1,000	1,029
Rev., AMT, 5.00%, 04/01/2030	4,000	4,129
Rev., AMT, 5.00%, 04/01/2032	2,110	2,178
Rev., AMT, 5.00%, 04/01/2044	2,000	1,987
Rev., AMT, 5.00%, 08/01/2046	3,500	3,470
Rev., AMT, 5.00%, 08/01/2047	1,250	1,226
Rev., AMT, 5.50%, 08/01/2047	1,000	1,029
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,207
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	118
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,849
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,117
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,603
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,092
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,564
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,075
Series A1, GO, 5.00%, 08/01/2040	13,645	13,752

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Series A3, GO, 5.00%, 08/01/2044	1,000	1,043
Series A, GO, 5.00%, 08/01/2036	1,475	1,568
Series A, GO, 5.00%, 08/01/2040	3,890	4,053
Series B, GO, 5.00%, 07/01/2025	75	77
Series B, GO, 5.00%, 07/01/2027	1,000	1,027
Series B, GO, 5.00%, 06/01/2035	4,760	5,096
Series D, GO, 4.00%, 07/01/2033	2,000	2,030
Series R, GO, 5.00%, 02/01/2031	1,000	1,090
Series R, GO, 5.00%, 08/01/2031	750	822
Series RC, GO, 5.00%, 08/01/2029	100	105
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,034
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	1,900
Series R-2022B, GO, 4.00%, 02/01/2035	500	501
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,210
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	1,000	1,004
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,578
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,428
Series F, GO, 5.00%, 06/01/2038	2,775	2,924
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,263
Series A, GO, 5.00%, 08/01/2041	10,000	10,308
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,327
University of Washington, Series C, Rev., 5.00%, 04/01/2026	1,500	1,542
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,178
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	756
Rev., 5.00%, 09/01/2045	1,000	997
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	8,000	7,730
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,109
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,336
Washington State Housing Finance Commission,
Rev., 3.38%, 04/20/2037	1,425	1,146
Series A1, Rev., 3.50%, 12/20/2035	1,898	1,640
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	685	649
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	1,916
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	940	878

		188,783

West Virginia — 0.1%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	470	397
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,060

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	505
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,553
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,055

		5,570

Wisconsin — 2.9%
City of Milwaukee, Promissory Notes,
Series N3, GO, AGM, 5.00%, 04/01/2031	5,500	5,770
Series N4, GO, 5.00%, 04/01/2030	10,150	10,628
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,739
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,541
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	5,559
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	995
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	3,000	2,893
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	526
Rev., BAM, 5.25%, 07/01/2034	260	283
Rev., BAM, 5.25%, 07/01/2042	5,625	5,847
Rev., BAM, 5.38%, 07/01/2047	8,025	8,326
Rev., BAM, 5.50%, 07/01/2052	6,005	6,273
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	3,877
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,500	1,445
Public Finance Authority, Ku Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	2,985
Public Finance Authority, KU Campus Development Corp. Project, Rev., 5.00%, 03/01/2046	6,495	6,316
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,548
Rev., 5.00%, 04/01/2037	1,705	1,599
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	182
Rev., 5.00%, 06/15/2041 (e)	250	213
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	505
Rev., 5.00%, 06/01/2027	425	432
Rev., 5.00%, 06/01/2028	600	613
Rev., 5.00%, 06/01/2034	1,000	1,024
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	3,738
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	646
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	58
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,316
Rev., AMT, 2.63%, 11/01/2025	5,000	4,777
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,512
Series 2, GO, 5.00%, 05/01/2034	1,000	1,114
Series 3, GO, 5.00%, 11/01/2027	1,000	1,047
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,041

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Series B, GO, 4.00%, 05/01/2039	500	478
Series B, GO, 5.00%, 05/01/2035	10,580	11,256
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	421
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,541
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	827
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	783
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	696
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	437
Wisconsin Center District, Junior Dedicated, Series D, Rev., AGM, Zero Coupon, 12/15/2045	8,500	2,721
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,763
Wisconsin Health & Educational Facilities Authority,
Rev., 5.00%, 10/01/2029	5,940	6,337
Rev., 5.00%, 10/01/2030	6,355	6,825
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	522
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,005
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,643
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,770
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	9,611
Rev., 5.00%, 11/15/2035	4,500	4,575
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,521
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,004
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,409
Series B, Rev., 5.25%, 12/01/2048	3,000	2,993
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,357
Series A, Rev., 5.00%, 04/01/2033	1,010	1,062
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,472
Rev., 5.00%, 04/01/2035	1,325	1,357
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	521
Rev., 4.00%, 10/15/2036	2,100	1,979
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	2,606
Series B, Rev., 5.00%, 02/15/2042	1,000	937
Series B, Rev., 5.00%, 02/15/2046	4,550	4,194
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, Rev., 5.00%, 08/15/2039	1,000	981
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,604

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	130	130
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	232
Series D, Rev., 4.00%, 03/01/2047	90	88
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	810	759
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,245	1,166

		182,951

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,041
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	614
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	948
Wyoming Community Development Authority,
Series 2, Rev., 3.00%, 06/01/2049	1,115	1,056
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.95%, 10/06/2023 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,415	1,351

		8,010

Total Municipal Bonds (Cost $6,678,850)		6,143,296

Short-Term Investments — 1.4%
Municipal Bonds — 0.0% (g) (t)
City of Racine, Rev., NAN, 4.75%, 04/01/2024	1,250	1,253
Miami-Dade County Housing Finance Authority, Council Towers Seniors Apartment, Rev., HUD, 5.00%, 02/01/2024	950	950

Total Municipal Bonds		2,203

Time Deposits — 1.4%
Citibank NA, 4.68%, 10/02/2023	35,971	35,971
Royal Bank of Canada, 4.68%, 10/02/2023	48,623	48,623
Skandinaviska Enskilda Banken AB, 4.68%, 10/02/2023	4,981	4,981

Total Time Deposits		89,575

Total Short-Term Investments (Cost $91,781)		91,778

Total Investments — 99.2% (Cost - $6,771,497)*		6,235,519
Other Assets in Excess of Liabilities — 0.8%		47,307

NET ASSETS — 100.0%		$6,282,826

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	75	12/2023	USD	15,239	(36)
U.S. Treasury 5 Year Note	388	12/2023	USD	41,231	(351)

					(387)

Short Contracts
U.S. Ultra Treasury 10 Year Note	(165)	12/2023	USD	(18,963)	555

Total unrealized appreciation (depreciation)					168

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
NAN	—	Note Anticipation Notes
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2023.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 3.5%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027	1,350	1,303
Americredit Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.84%, 10/19/2026	338	338
Series 2023-1, Class A3, 5.62%, 11/18/2027	225	224
Series 2023-1, Class B, 5.57%, 03/20/2028	100	99
Series 2023-1, Class C, 5.80%, 12/18/2028	100	99
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class C, 5.32%, 04/18/2028	100	98
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R, (CME Term SOFR 3 Month + 1.30%), 6.61%, 10/17/2031 (e) (aa)	1,740	1,734
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.62%, 01/15/2032 (e) (aa)	300	299
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,050
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028	340	337
BlueMountain CLO Ltd., (Cayman Islands), Series 2016-2A, Class A1R2, (CME Term SOFR 3 Month + 1.38%), 6.76%, 08/20/2032 (e) (aa)	14,500	14,369
BMW Vehicle Lease Trust,
Series 2023-1, Class A2, 5.27%, 02/25/2025	315	314
Series 2023-1, Class A3, 5.16%, 11/25/2025	775	769
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 6.77%, 12/15/2038 (e) (aa)	520	511
Capital One Multi-Asset Execution Trust,
Series 2022-A1, Class A1, 2.80%, 03/15/2027	380	365
Series 2022-A2, Class A, 3.49%, 05/15/2027	430	415
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-5A, Class A1RR, (CME Term SOFR 3 Month + 1.34%), 6.67%, 01/20/2032 (e) (aa)	3,737	3,713
CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75%, 10/15/2027	200	197
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	141	134
Series 2022-P1, Class A3, 3.35%, 02/10/2027	565	549
Cedar Funding IX CLO Ltd., (Cayman Islands), Series 2018-9A, Class A1, (CME Term SOFR 3 Month + 1.24%), 6.57%, 04/20/2031 (e) (aa)	260	259
CIFC Funding Ltd., (Cayman Islands), Series 2013-2A, Class A1L2, (CME Term SOFR 3 Month + 1.26%), 6.57%, 10/18/2030 (e) (aa)	382	381
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	448	438
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56%, 07/15/2027	745	719
Dryden 113 CLO Ltd., (Jersey), Series 2022-113A, Class A1R, (CME Term SOFR 3 Month + 1.63%), 0.00%, 10/20/2035 (e) (aa)	500	500
Elmwood CLO 18 Ltd., (Cayman Islands), Series 2022-5A, Class AR, (CME Term SOFR 3 Month + 1.65%), 6.96%, 07/17/2033 (e) (aa)	250	249
Elmwood CLO VII Ltd., (Cayman Islands), Series 2020-4A, Class AR, (CME Term SOFR 3 Month + 1.63%), 0.00%, 01/17/2034 (e) (aa)	250	250
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 06/15/2026	251	247
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	208	209
Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	350	345
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	850	820

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Generate CLO Ltd., (Cayman Islands), Series 2A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.76%, 01/22/2031 (e) (aa)	2,131	2,127
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A3, 3.42%, 06/20/2025	980	968
Series 2022-3, Class A2A, 4.01%, 10/21/2024	117	117
Series 2022-3, Class A3, 4.01%, 09/22/2025	521	515
Series 2023-1, Class A3, 5.16%, 04/20/2026	780	773
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (CME Term SOFR 3 Month + 1.29%), 6.64%, 04/26/2031 (e) (aa)	2,460	2,445
Guggenheim CLO STAT Ltd., (Cayman Islands), Series 2022-1A, Class A1A, (CME Term SOFR 3 Month + 2.59%), 7.94%, 10/25/2031 (e) (aa)	7,287	7,316
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/2025	775	772
Hyundai Auto Lease Securitization Trust, Series 2022-C, Class A2A, 4.34%, 01/15/2025 (e)	715	712
Jamestown CLO VI-R Ltd., (Cayman Islands), Series 2018-6RA, Class A1, (CME Term SOFR 3 Month + 1.41%), 6.76%, 04/25/2030 (e) (aa)	836	834
KKR Static CLO Ltd., (Cayman Islands), Series 2022-2A, Class A1, (CME Term SOFR 3 Month + 2.22%), 7.55%, 10/20/2031 (e) (aa)	10,618	10,638
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	782
Madison Park Funding XVII Ltd., (Cayman Islands), Series 2015-17A, Class AR2, (CME Term SOFR 3 Month + 1.26%), 6.60%, 07/21/2030 (e) (aa)	241	241
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 6.54%, 10/21/2030 (e) (aa)	8,862	8,819
Magnetite VII Ltd., (Cayman Islands), Series 2012-7A, Class A1R2, (CME Term SOFR 3 Month + 1.06%), 6.37%, 01/15/2028 (e) (aa)	159	159
Mariner Finance Issuance Trust,
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	895	781
Series 2022-AA, Class A, 6.45%, 10/20/2037 (e)	440	441
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	517	461
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (e)	360	310
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.74%, 03/15/2028 (e)	310	310
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	484
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	190	165
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	650	646
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)	332	325
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2022-3A, Class A1A, (CME Term SOFR 3 Month + 1.82%), 7.13%, 04/15/2031 (e) (aa)	8,935	8,927
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026 (e)	795	784
Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR2, (CME Term SOFR 3 Month + 1.30%), 6.68%, 02/20/2030 (e) (aa)	3,880	3,875
Rad CLO 1 Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.24%), 6.55%, 07/15/2031 (e) (aa)	340	339
Rad CLO 2 Ltd., (Cayman Islands), Series 2018-2A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.65%, 10/15/2031 (e) (aa)	250	249
Rad CLO 6 Ltd., (Cayman Islands), Series 2019-6A, Class A1, (CME Term SOFR 3 Month + 1.64%), 6.97%, 01/20/2033 (e) (aa)	440	439
Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.77%, 04/17/2033 (e) (aa)	250	247
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)	1,066	1,051

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust,
Series 2022-6, Class A2, 4.37%, 05/15/2025		31	31
Series 2022-7, Class C, 6.69%, 03/17/2031		375	378
Series 2023-3, Class A2, 6.08%, 08/17/2026		310	310
Series 2023-3, Class A3, 5.61%, 10/15/2027		700	696
SCF Equipment Leasing LLC,
Series 2019-2A, Class A2, 2.47%, 04/20/2026 (e)		47	47
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)		206	202
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)		1,000	932
Summer BidCo. BV, (Netherlands), Reg. S, 9.00% (cash), 11/15/2025 (v)	EUR	268	272
TCW CLO Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 6.69%, 04/22/2033 (e) (aa)		500	495
Tesla Auto Lease Trust,
Series 2023-A, Class A2, 5.86%, 08/20/2025 (e)		295	295
Series 2023-A, Class A3, 5.89%, 06/22/2026 (e)		255	254
TICP CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.73%, 01/20/2031 (e) (aa)		904	902
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/2031 (e)		287	283
Verizon Master Trust, Series 2022-7, Class A1A, 5.23%, 11/22/2027		265	263
Voya CLO Ltd., (Cayman Islands),
Series 2014-2A, Class A1RR, (CME Term SOFR 3 Month + 1.28%), 6.59%, 04/17/2030 (e) (aa)		3,786	3,781
Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.66%, 01/20/2031 (e) (aa)		7,857	7,841
Wellfleet CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.84%, 01/20/2032 (e) (aa)		7,600	7,555
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		75	73

Total Asset-Backed Securities (Cost $113,088)			112,996

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust,
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 7.71%, 12/25/2042 (e) (aa)		335	341
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 7.81%, 04/25/2043 (e) (aa)		136	138
FHLMC Structured Agency Credit Risk Debt Note, Series 2023-DNA2, Class M1A, (United States 30 Day Average SOFR + 2.10%), 7.41%, 04/25/2043 (e) (aa)		456	461
FNMA Connecticut Avenue Securities, Series 2013-C01, Class M2, (United States 30 Day Average SOFR + 5.36%), 10.68%, 10/25/2023 (aa)		300	302
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)		185	154
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)		504	418
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)		633	536
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)		311	272

Total Collateralized Mortgage Obligations (Cost $2,861)			2,622

Commercial Mortgage-Backed Securities — 0.1%
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)		2,750	334
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, (CME Term SOFR 1 Month + 0.80%), 6.13%, 10/15/2038 (e) (aa)		704	687
BXHPP Trust, Series 2021-FILM, Class B, (CME Term SOFR 1 Month + 1.01%), 6.35%, 08/15/2036 (e) (aa)		220	202

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 12/19/2030 (e) (aa)		452	449
Great Wolf Trust, Series 2019-WOLF, Class A, (CME Term SOFR 1 Month + 1.15%), 6.48%, 12/15/2036 (e) (aa)		550	547
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (CME Term SOFR 1 Month + 1.26%), 6.60%, 05/15/2026 (e) (aa)		720	635
Series 2021-ROSS, Class H, (CME Term SOFR 1 Month + 6.01%), 11.35%, 05/15/2026 (e) (aa)		270	149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049		900	836
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)		582	547
Series 2014-C19, Class A5, 4.10%, 03/15/2047		500	495

Total Commercial Mortgage-Backed Securities (Cost $7,798)			4,881

Convertible Bonds — 0.4%
Communications — 0.3%
Internet — 0.2%
Meituan, (Cayman Islands), Reg. S, Zero Coupon, 04/27/2028		5,100	4,213
Uber Technologies, Inc., Zero Coupon, 12/15/2025		2,600	2,425

			6,638

Media — 0.1%
Cable One, Inc.,
Zero Coupon, 03/15/2026		623	510
1.13%, 03/15/2028		986	733

			1,243

Telecommunications — 0.0% (g)
Digicel Group Holdings Ltd., (Bermuda), 7.00%, (cash), 10/16/2023 (d) (e) (v) (x)		67	4

Total Communications			7,885

Consumer Cyclical — 0.1%
Lodging — 0.1%
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)		2,800	2,947

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	400	322
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	287

Total Consumer Non-cyclical			609

Financial — 0.0% (g)
Diversified Financial Services — 0.0% (g)
Universe Trek Ltd., (British Virgin Islands), Reg. S, Zero Coupon, 06/15/2026		800	773

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain),
Reg. S, 0.75%, 11/20/2031	EUR	100	81
Reg. S, 2.13%, 08/11/2030	EUR	200	201

Total Industrial			282

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Technology — 0.0% (g)
Computers — 0.0% (g)
Atos SE, (France), Reg. S, Zero Coupon, 11/06/2024	EUR	100	88

Total Convertible Bonds (Cost $12,823)			12,584

Corporate Bonds — 83.0%
Basic Materials — 4.6%
Chemicals — 1.4%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,232	958
6.88%, 05/15/2043		500	479
Avient Corp., 7.13%, 08/01/2030 (e)		581	571
Axalta Coating Systems Dutch Holding B BV, (Netherlands), Reg. S, 3.75%, 01/15/2025	EUR	200	208
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,504
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		1,590	1,478
Celanese US Holdings LLC,
6.17%, 07/15/2027		397	392
6.35%, 11/15/2028		625	618
6.55%, 11/15/2030		596	583
6.70%, 11/15/2033		843	822
Chemours Co. (The),
4.63%, 11/15/2029 (e)		1,117	899
5.75%, 11/15/2028 (e)		867	752
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		7,253	6,259
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	200	195
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,505	1,169
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,042	1,932
INEOS Quattro Finance 2 Plc, (United Kingdom), Reg. S, 2.50%, 01/15/2026	EUR	194	186
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		406	364
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		2,200	1,721
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,436	1,048
Kronos International, Inc., Reg. S, 3.75%, 09/15/2025	EUR	183	174
LG Chem Ltd., (South Korea), Reg. S, 3.25%, 10/15/2024		1,452	1,412
LSF11 A5 HoldCo. LLC, 6.63%, 10/15/2029 (e)		662	550
Monitchem HoldCo. 3 SA, (Luxembourg), 8.75%, 05/01/2028	EUR	100	103
Nobian Finance BV, (Netherlands), Reg. S, 3.63%, 07/15/2026	EUR	118	112
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		1,125	917
Reg. S, 9.63%, 11/15/2028	EUR	198	209
9.75%, 11/15/2028 (e)		4,465	4,455
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	222
Rain Carbon, Inc., 12.25%, 09/01/2029 (e)		1,025	1,075
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		47	45
Sasol Financing USA LLC, 5.88%, 03/27/2024		200	198
SCIL IV LLC / SCIL USA Holdings LLC,
5.38%, 11/01/2026 (e)		982	897
Reg. S, (ICE LIBOR EUR 3 Month + 4.38%), 8.10%, 11/01/2026 (aa)	EUR	100	105
Reg. S, 9.50%, 07/15/2028	EUR	101	109
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		4,680	3,751

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
SNF Group SACA, (France), 3.13%, 03/15/2027 (e)		387	343
Synthomer plc, (United Kingdom), Reg. S, 3.88%, 07/01/2025	EUR	147	148
Tronox, Inc., 4.63%, 03/15/2029 (e)		815	657
Valvoline, Inc., 3.63%, 06/15/2031 (e)		1,325	1,027
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (d) (e)		1,835	80
9.50%, 07/01/2025 (d) (e)		529	212
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	787
5.63%, 08/15/2029 (e)		5,024	4,063
7.38%, 03/01/2031 (e)		1,254	1,212

			45,001

Forest Products & Paper — 0.0% (g)
Ahlstrom Holding 3 Oy, (Finland), Reg. S, 3.63%, 02/04/2028	EUR	100	88

Iron/Steel — 1.3%
ABJA Investment Co. Pte Ltd., (Singapore), Reg. S, 5.95%, 07/31/2024		2,000	1,993
ATI, Inc.,
4.88%, 10/01/2029		816	718
5.13%, 10/01/2031		895	772
5.88%, 12/01/2027		1,002	949
7.25%, 08/15/2030		2,740	2,720
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		162	158
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		8,803	8,698
Carpenter Technology Corp.,
6.38%, 07/15/2028		2,163	2,086
7.63%, 03/15/2030		1,089	1,090
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030 (e)		1,225	1,145
Commercial Metals Co., 4.38%, 03/15/2032		325	273
Mineral Resources Ltd., (Australia), 8.13%, 05/01/2027 (e)		1,937	1,911
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		18,650	17,680
POSCO, (South Korea), Reg. S, 2.75%, 07/15/2024		600	584

			40,777

Mining — 1.9%
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		344	338
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (e)		1,049	1,044
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026		6,400	5,533
China Hongqiao Group Ltd., (Cayman Islands), Reg. S, 6.25%, 06/08/2024		2,900	2,827
Constellium SE, (France),
3.75%, 04/15/2029 (e)		3,871	3,244
Reg. S, 4.25%, 02/15/2026	EUR	400	412
5.63%, 06/15/2028 (e)		1,126	1,054
5.88%, 02/15/2026 (e)		1,730	1,690
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		575	496
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		608	523
First Quantum Minerals Ltd., (Canada),
6.88%, 03/01/2026 (e)		335	325
6.88%, 10/15/2027 (e)		2,012	1,930
7.50%, 04/01/2025 (e)		659	658

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
8.63%, 06/01/2031 (e)		2,500	2,494
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		291	262
4.00%, 04/16/2025 (e)		164	159
4.00%, 03/27/2027 (e)		250	235
4.63%, 04/29/2024 (e)		558	552
6.13%, 10/06/2028 (e) (w)		116	116
Hecla Mining Co., 7.25%, 02/15/2028		1,083	1,048
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		525	491
6.13%, 04/01/2029 (e)		2,181	2,020
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia), Reg. S, 5.80%, 05/15/2050		3,000	2,432
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		2,452	1,942
4.63%, 03/01/2028 (e)		931	813
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		5,801	5,415
Northern Star Resources Ltd., (Australia), Reg. S, 6.13%, 04/11/2033		4,000	3,728
Novelis Corp.,
3.25%, 11/15/2026 (e)		4,493	4,012
3.88%, 08/15/2031 (e)		2,465	1,969
4.75%, 01/30/2030 (e)		4,065	3,519
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	900	820
Vedanta Resources Finance II plc, (United Kingdom),
8.95%, 03/11/2025 (e)		200	147
Reg. S, 8.95%, 03/11/2025		11,200	8,232

			60,480

Total Basic Materials			146,346

Communications — 8.9%
Advertising — 0.6%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		1,928	1,906
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		4,109	3,649
7.50%, 06/01/2029 (e)		4,102	3,141
7.75%, 04/15/2028 (e)		584	466
9.00%, 09/15/2028 (e)		3,827	3,790
CMG Media Corp., 8.88%, 12/15/2027 (e)		5,380	4,211
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		2,284	1,813
4.63%, 03/15/2030 (e)		45	35
5.00%, 08/15/2027 (e)		1,809	1,595
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	100	97

			20,703

Internet — 0.9%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		3,167	2,605
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	654
Arches Buyer, Inc., 4.25%, 06/01/2028 (e)		115	98
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		3,163	2,641

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
5.63%, 09/15/2028 (e)		1,050	806
Engineering - Ingegneria Informatica - SpA, (Italy), Reg. S, 11.13%, 05/15/2028	EUR	104	110
Gen Digital, Inc., 5.00%, 04/15/2025 (e)		1,185	1,157
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,314	1,106
Iliad SA, (France), Reg. S, 5.38%, 06/14/2027	EUR	300	308
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		1,008	879
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		1,312	1,035
4.63%, 06/01/2028 (e)		788	707
Netflix, Inc., 4.88%, 04/15/2028		175	170
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027 (e)		735	654
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		3,300	2,451
Reg. S, 4.99%, 01/19/2052		5,200	3,414
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		6,143	5,493
6.25%, 01/15/2028 (e)		1,267	1,239
7.50%, 05/15/2025 (e)		113	114
7.50%, 09/15/2027 (e)		1,606	1,619
8.00%, 11/01/2026 (e)		1,105	1,118
United Group BV, (Netherlands), Reg. S, 4.00%, 11/15/2027	EUR	100	92

			28,470

Media — 4.1%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	100	89
Reg. S, 4.25%, 08/15/2029	EUR	107	94
5.00%, 01/15/2028 (e)		200	171
5.75%, 08/15/2029 (e)		4,640	3,804
AMC Networks, Inc.,
4.75%, 08/01/2025		31	28
5.00%, 04/01/2024		450	444
Cable One, Inc., 4.00%, 11/15/2030 (e)		1,523	1,160
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		9,971	7,937
4.25%, 01/15/2034 (e)		5,437	4,004
4.50%, 08/15/2030 (e)		528	433
4.50%, 05/01/2032		4,947	3,883
4.50%, 06/01/2033 (e)		2,550	1,953
4.75%, 03/01/2030 (e)		4,003	3,361
4.75%, 02/01/2032 (e)		1,924	1,544
5.00%, 02/01/2028 (e)		6,808	6,183
5.13%, 05/01/2027 (e)		4,469	4,164
5.38%, 06/01/2029 (e)		300	269
6.38%, 09/01/2029 (e)		4,241	3,956
7.38%, 03/01/2031 (e)		3,791	3,662
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 02/01/2024		207	206
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		900	613
4.13%, 12/01/2030 (e)		2,783	1,969
4.50%, 11/15/2031 (e)		1,440	1,021

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
4.63%, 12/01/2030 (e)		7,010	3,727
5.00%, 11/15/2031 (e)		2,100	1,126
5.38%, 02/01/2028 (e)		825	672
5.50%, 04/15/2027 (e)		2,346	2,008
5.75%, 01/15/2030 (e)		2,000	1,120
6.50%, 02/01/2029 (e)		1,705	1,413
7.50%, 04/01/2028 (e)		500	326
11.25%, 05/15/2028 (e)		8,369	8,336
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (d) (e)		17,957	359
6.63%, 08/15/2027 (d) (e)		10,954	219
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		1,539	1,363
DISH DBS Corp.,
5.13%, 06/01/2029		1,344	745
5.25%, 12/01/2026 (e)		14	12
5.75%, 12/01/2028 (e)		1,790	1,376
7.38%, 07/01/2028		5,423	3,417
7.75%, 07/01/2026		4,515	3,386
DISH Network Corp., 11.75%, 11/15/2027 (e)		8,700	8,766
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	110
GCI LLC, 4.75%, 10/15/2028 (e)		182	157
Gray Television, Inc.,
5.88%, 07/15/2026 (e)		3,290	2,956
7.00%, 05/15/2027 (e)		987	849
iHeartCommunications, Inc., 6.38%, 05/01/2026		1,175	1,013
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		2,112	1,940
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		325	301
News Corp., 3.88%, 05/15/2029 (e)		250	215
Nexstar Media, Inc.,
4.75%, 11/01/2028 (e)		590	488
5.63%, 07/15/2027 (e)		638	568
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		2,955	2,245
6.50%, 09/15/2028 (e)		8,496	4,460
RCS & RDS SA, (Romania), Reg. S, 2.50%, 02/05/2025	EUR	200	203
Sinclair Television Group, Inc.,
4.13%, 12/01/2030 (e)		1,589	977
5.13%, 02/15/2027 (e)		2,465	1,972
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)		2,810	2,504
5.00%, 08/01/2027 (e)		3,099	2,831
TEGNA, Inc., 4.75%, 03/15/2026 (e)		202	191
Tele Columbus AG, (Germany), Reg. S, 3.88%, 05/02/2025	EUR	344	209
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,200	1,080
Univision Communications, Inc.,
5.13%, 02/15/2025 (e)		1,910	1,862
6.63%, 06/01/2027 (e)		5,067	4,717
7.38%, 06/30/2030 (e)		849	775
8.00%, 08/15/2028 (e)		1,557	1,510
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		1,402	1,138
UPC Holding BV, (Netherlands), Reg. S, 3.88%, 06/15/2029	EUR	100	87

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 5.00%, 04/15/2027	GBP	355	401
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	300	304
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,389	2,061
VZ Secured Financing BV, (Netherlands),
Reg. S, 3.50%, 01/15/2032	EUR	100	81
5.00%, 01/15/2032 (e)		2,150	1,689
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	100	81
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		872	651
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		152	124

			130,069

Telecommunications — 3.3%
Altice France SA, (France),
Reg. S, 2.13%, 02/15/2025	EUR	200	199
Reg. S, 3.38%, 01/15/2028	EUR	100	78
5.13%, 01/15/2029 (e)		1,276	907
5.13%, 07/15/2029 (e)		3,054	2,166
5.50%, 01/15/2028 (e)		155	119
5.50%, 10/15/2029 (e)		3,072	2,210
8.13%, 02/01/2027 (e)		4,118	3,653
AT&T, Inc., 5.54%, 02/20/2026		386	383
Bharti Airtel International Netherlands BV, (Netherlands), Reg. S, 5.35%, 05/20/2024		2,000	1,990
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		1,642	1,534
CommScope, Inc.,
4.75%, 09/01/2029 (e)		2,131	1,546
6.00%, 03/01/2026 (e)		1,204	1,123
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		6,080	5,671
Digicel Group Holdings Ltd., (Bermuda), 8.00%, 04/01/2025 (d) (e)		141	30
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational),
8.00%, 12/31/2026 (d) (e)		6,725	303
8.75%, 05/25/2024 (e)		1,000	900
13.00% (Blend (cash 6.00% + PIK 7.00%)), 12/31/2025 (d) (e)		2,651	1,842
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (d) (e)		19,230	481
Eutelsat SA, (France), Reg. S, 1.50%, 10/13/2028	EUR	200	156
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		1,519	1,297
5.88%, 10/15/2027 (e)		576	524
6.75%, 05/01/2029 (e)		860	661
8.75%, 05/15/2030 (e)		7,011	6,657
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 2.25%, 05/31/2027	EUR	179	174
Globe Telecom, Inc., (Philippines),
Reg. S, 3.00%, 07/23/2035		1,300	931
Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		7,384	6,844
Hughes Satellite Systems Corp., 5.25%, 08/01/2026		425	382
Iliad Holding SASU, (France),
Reg. S, 5.63%, 10/15/2028	EUR	100	98
6.50%, 10/15/2026 (e)		5,521	5,187
7.00%, 10/15/2028 (e)		2,635	2,399
Intelsat Jackson Holdings SA, (Luxembourg),
5.50%, 08/01/2024 (d) (bb) (cc)		3,425	—	(h)
6.50%, 03/15/2030 (e)		4,320	3,831
8.50%, 10/15/2024 (d) (e) (bb) (cc)		3,800	—	(h)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
9.75%, 07/15/2025 (d) (e) (bb) (cc)		1,875	—	(h)
Level 3 Financing, Inc.,
3.40%, 03/01/2027 (e)		6,925	6,488
3.63%, 01/15/2029 (e)		446	250
3.75%, 07/15/2029 (e)		255	143
4.25%, 07/01/2028 (e)		210	131
4.63%, 09/15/2027 (e)		4,963	3,515
10.50%, 05/15/2030 (e)		3,749	3,773
Liberty Costa Rica Senior Secured Finance, (Cayman Islands), 10.88%, 01/15/2031 (e)		832	834
Ligado Networks LLC, 15.50% (cash), 11/01/2023 (e) (v)		306	110
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	319	313
Lumen Technologies, Inc., 4.00%, 02/15/2027 (e)		2,128	1,401
SES SA, (Luxembourg),
Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	100	92
Reg. S, (EUR Swap Rate 5 Year + 5.40%), 5.63%, 01/29/2024 (x) (aa)	EUR	100	105
SoftBank Group Corp., (Japan),
Reg. S, 3.13%, 09/19/2025	EUR	482	478
Reg. S, 3.88%, 07/06/2032	EUR	100	81
Reg. S, 4.00%, 09/19/2029	EUR	100	88
Reg. S, 4.50%, 04/20/2025	EUR	100	104
Sprint Capital Corp.,
6.88%, 11/15/2028		500	517
8.75%, 03/15/2032		575	666
Sprint LLC,
7.13%, 06/15/2024		2,584	2,600
7.63%, 02/15/2025		1,390	1,411
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034		499	416
6.38%, 11/15/2033		447	388
7.20%, 07/18/2036		1,456	1,295
7.72%, 06/04/2038		311	285
Telecom Italia Finance SA, (Luxembourg), 7.75%, 01/24/2033	EUR	100	112
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	442	365
5.30%, 05/30/2024 (e)		400	393
Reg. S, 6.88%, 02/15/2028	EUR	127	135
Reg. S, 7.88%, 07/31/2028	EUR	228	250
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	200	208
Reg. S, (EUR Swap Rate 6 Year + 4.32%), 7.13%, 08/23/2028 (x) (aa)	EUR	200	217
T-Mobile USA, Inc.,
2.25%, 02/15/2026		160	148
2.63%, 04/15/2026		36	33
3.75%, 04/15/2027		90	84
Viasat, Inc.,
5.63%, 09/15/2025 (e)		9,113	8,431
5.63%, 04/15/2027 (e)		739	640
7.50%, 05/30/2031 (e)		902	596
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		1,048	855

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	100	99
4.25%, 01/31/2031 (e)		303	242
4.75%, 07/15/2031 (e)		765	618
Vodafone Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.00%, 08/27/2080 (aa)	EUR	100	86
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	229
Reg. S, (EUR Swap Rate 5 Year + 3.49%), 6.50%, 08/30/2084 (aa)	EUR	100	106
Xiaomi Best Time International Ltd., (Hong Kong), Reg. S, 4.10%, 07/14/2051		3,100	1,735
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		11,891	8,822
6.13%, 03/01/2028 (e)		5,053	3,247

			107,411

Total Communications			286,653

Consumer Cyclical — 16.9%
Airlines — 1.0%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,647	1,495
Air France-KLM, (France), Reg. S, 8.13%, 05/31/2028	EUR	200	220
Allegiant Travel Co., 7.25%, 08/15/2027 (e)		260	245
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,106	1,057
11.75%, 07/15/2025 (e)		4,007	4,307
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		879	859
5.75%, 04/20/2029 (e)		5,243	4,872
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 06/20/2024 (e)		114	113
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		777	700
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.75%, 03/25/2029	EUR	100	91
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		3,068	3,041
Singapore Airlines Ltd., (Singapore), Reg. S, 3.00%, 07/20/2026		4,650	4,349
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands),
8.00%, 09/20/2025 (e)		575	575
United Airlines Pass Through Trust,
Series 20-1, Class A, 5.88%, 10/15/2027		197	196
Series 20-1, Class B, 4.88%, 01/15/2026		39	37
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		2,597	2,401
4.63%, 04/15/2029 (e)		6,130	5,288
VistaJet Malta Finance PLC / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		1,150	888
7.88%, 05/01/2027 (e)		1,754	1,511
9.50%, 06/01/2028 (e)		475	417

			32,662

Apparel — 0.2%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	126
4.25%, 03/15/2029 (e)		1,111	919

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Apparel — continued
Hanesbrands, Inc.,
4.88%, 05/15/2026 (e)		648	594
9.00%, 02/15/2031 (e)		675	643
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		500	413
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		1,480	1,173
PVH Corp., 4.63%, 07/10/2025		190	184
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		2,875	2,130

			6,182

Auto Manufacturers — 1.9%
Allison Transmission, Inc., 3.75%, 01/30/2031 (e)		700	566
Daimler Truck Finance North America LLC, 5.60%, 08/08/2025 (e)		503	500
Ford Motor Co.,
3.25%, 02/12/2032		3,127	2,410
4.75%, 01/15/2043		5,723	4,177
5.29%, 12/08/2046		1,155	878
6.10%, 08/19/2032		1,273	1,199
7.40%, 11/01/2046		1,275	1,279
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		200	187
2.70%, 08/10/2026		3,406	3,038
3.38%, 11/13/2025		400	372
4.00%, 11/13/2030		1,100	919
4.13%, 08/04/2025		597	566
4.27%, 01/09/2027		2,500	2,309
4.39%, 01/08/2026		908	857
4.54%, 03/06/2025	GBP	287	336
4.95%, 05/28/2027		3,820	3,580
5.11%, 05/03/2029		3,253	2,977
5.13%, 06/16/2025		4,896	4,738
5.58%, 03/18/2024		1,079	1,072
6.80%, 05/12/2028		200	200
6.95%, 03/06/2026		1,100	1,098
6.95%, 06/10/2026		600	599
7.20%, 06/10/2030		3,200	3,216
7.35%, 11/04/2027		400	406
7.35%, 03/06/2030		2,351	2,381
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	942
5.40%, 04/06/2026		95	93
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	4
Hyundai Capital America,
0.80%, 01/08/2024 (e)		500	493
5.65%, 06/26/2026 (e)		156	154
5.95%, 09/21/2026 (e)		4,078	4,067
6.10%, 09/21/2028 (e)		178	177
Jaguar Land Rover Automotive plc, (United Kingdom),
Reg. S, 4.50%, 07/15/2028	EUR	100	92
Reg. S, 5.88%, 01/15/2028		250	225
Nissan Motor Co. Ltd., (Japan), 4.81%, 09/17/2030 (e)		1,175	1,013
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		2,510	2,334

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	600	595
TML Holdings Pte Ltd., (Singapore),
Reg. S, 4.35%, 06/09/2026		6,650	6,078
Reg. S, 5.50%, 06/03/2024		3,200	3,149
Volkswagen Group of America Finance LLC,
5.70%, 09/12/2026 (e)		222	221
5.80%, 09/12/2025 (e)		281	280
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	64

			59,841

Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., (Jersey),
Reg. S, 3.50%, 08/15/2024	EUR	15	16
4.88%, 08/15/2026 (e)		2,325	2,193
7.00%, 04/15/2028 (e)		575	570
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,275	1,211
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	1,262	1,281
6.25%, 05/15/2026 (e)		3,604	3,533
6.75%, 05/15/2028 (e)		3,608	3,522
8.50%, 05/15/2027 (e)		11,116	11,084
Clarios Global LP, (Canada), 6.75%, 05/15/2025 (e)		1,204	1,195
Dana Financing Luxembourg Sarl, (Luxembourg),
5.75%, 04/15/2025 (e)		74	72
Reg. S, 8.50%, 07/15/2031	EUR	137	147
Dana, Inc.,
4.25%, 09/01/2030		500	401
4.50%, 02/15/2032		575	445
5.38%, 11/15/2027		275	255
5.63%, 06/15/2028		700	641
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	174
Forvia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	185	176
Reg. S, 7.25%, 06/15/2026	EUR	150	164
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	584
5.63%, 04/30/2033		406	332
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	100	72
IHO Verwaltungs GmbH, (Germany), Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	128	140
Tenneco, Inc., 8.00%, 11/17/2028 (e)		1,475	1,200
Titan International, Inc., 7.00%, 04/30/2028		1,025	958
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.00%, 02/23/2026	EUR	300	290
Reg. S, 6.13%, 03/13/2029	EUR	200	211
ZF Finance GmbH, (Germany), Reg. S, 5.75%, 08/03/2026	EUR	100	105

			30,972

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	38
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		1,763	1,674
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		3,250	2,775
LKQ Corp., 5.75%, 06/15/2028 (e)		106	104
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	179
Rexel SA, (France), Reg. S, 5.25%, 09/15/2030	EUR	100	104
Ritchie Bros Holdings, Inc.,
6.75%, 03/15/2028 (e)		552	551
7.75%, 03/15/2031 (e)		650	660
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		1,100	1,085

			7,170

Entertainment — 2.4%
Allwyn Entertainment Financing UK plc, (United Kingdom),
7.25%, 04/30/2030	EUR	132	141
7.88%, 04/30/2029 (e)		666	673
Banijay Entertainment SASU, (France),
Reg. S, 7.00%, 05/01/2029	EUR	125	131
8.13%, 05/01/2029 (e)		410	407
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,344	2,050
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		5,742	4,864
6.25%, 07/01/2025 (e)		4,521	4,462
7.00%, 02/15/2030 (e)		7,209	7,014
8.13%, 07/01/2027 (e)		4,743	4,766
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,245	1,191
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030 (e)		4,295	3,880
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.38%, 04/15/2027		242	227
5.50%, 05/01/2025 (e)		1,811	1,773
6.50%, 10/01/2028		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		2,222	2,004
5.50%, 04/01/2027 (e)		387	369
6.75%, 05/01/2031 (e)		2,419	2,286
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 4.75%, 05/22/2025	EUR	100	104
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 8.19%, 07/31/2028 (aa)	EUR	100	106
CPUK Finance Ltd., (Jersey), Reg. S, 4.88%, 08/28/2025	GBP	100	116
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		100	86
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		1,829	1,825
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	200	202
International Game Technology plc, (United Kingdom), 5.25%, 01/15/2029 (e)		855	786
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		1,775	1,575
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 7.25% (cash), 10/02/2025 (v)	EUR	100	103
Light & Wonder International, Inc.,
7.00%, 05/15/2028 (e)		1,196	1,175
7.25%, 11/15/2029 (e)		500	490
7.50%, 09/01/2031 (e)		1,310	1,295
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		1,573	1,036

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	363
4.75%, 10/15/2027 (e)		2,153	1,971
4.88%, 11/01/2024 (e)		33	33
5.63%, 03/15/2026 (e)		78	75
6.50%, 05/15/2027 (e)		5,615	5,536
Lottomatica SpA, (Italy), Reg. S, 9.75%, 09/30/2027	EUR	123	140
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		1,555	1,486
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,456	1,238
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		707	654
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		313	311
Ontario Gaming GTA LP, (Canada), 8.00%, 08/01/2030 (e)		728	728
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,200	1,798
5.63%, 01/15/2027 (e)		2,264	2,129
Pinewood Finance Co. Ltd., (United Kingdom), Reg. S, 3.63%, 11/15/2027	GBP	100	106
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (e)		1,591	1,177
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		1,287	1,110
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		3,057	2,870
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)		958	956
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025		112	108
5.14%, 03/15/2052		2,847	2,112
5.39%, 03/15/2062		1,168	863
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		4,872	4,259
7.13%, 02/15/2031 (e)		1,655	1,570

			76,733

Food Service — 0.1%
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	719
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)		406	399
5.00%, 02/01/2028 (e)		2,705	2,502
6.38%, 05/01/2025 (e)		1,007	1,023
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	100	83

			4,726

Home Builders — 1.2%
Adams Homes, Inc., 9.25%, 10/15/2028 (e) (w)		800	799
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		1,108	935
4.63%, 04/01/2030 (e)		500	410
6.63%, 01/15/2028 (e)		950	896
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	5,355
6.75%, 03/15/2025		1,330	1,328
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		4,143	3,370
5.00%, 06/15/2029 (e)		1,586	1,305
6.25%, 09/15/2027 (e)		1,550	1,396

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Home Builders — continued
Century Communities, Inc., 6.75%, 06/01/2027	1,125	1,105
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (e)	517	518
Empire Communities Corp., (Canada), 7.00%, 12/15/2025 (e)	225	214
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)	650	590
5.00%, 03/01/2028 (e)	1,475	1,324
KB Home,
4.00%, 06/15/2031	500	403
4.80%, 11/15/2029	2,000	1,760
6.88%, 06/15/2027	698	698
7.25%, 07/15/2030	600	590
M/I Homes, Inc., 4.95%, 02/01/2028	1,218	1,098
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)	1,580	1,345
5.25%, 12/15/2027 (e)	4,422	4,035
Meritage Homes Corp., 5.13%, 06/06/2027	653	615
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028	3,025	2,712
4.75%, 04/01/2029	450	391
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)	1,715	1,586
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)	1,421	1,241
5.75%, 01/15/2028 (e)	700	652
5.88%, 06/15/2027 (e)	1,890	1,797
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027	450	421
5.70%, 06/15/2028	1,601	1,469

		40,358

Home Furnishings — 0.0% (g)
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)	398	307
4.00%, 04/15/2029 (e)	1,449	1,209

		1,516

Housewares — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)	1,230	1,185
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031	2,341	1,788
4.38%, 02/01/2032	1,000	756
4.50%, 10/15/2029	800	654
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)	6,687	4,278

		8,661

Leisure Time — 2.1%
Acushnet Co., 7.38%, 10/15/2028 (e) (w)	396	399
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)	1,988	1,724
5.75%, 03/01/2027 (e)	7,377	6,676
6.00%, 05/01/2029 (e)	5,132	4,367
7.00%, 08/15/2029 (e)	1,144	1,128
7.63%, 03/01/2026 (e)	2,711	2,637

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
Reg. S, 7.63%, 03/01/2026	EUR	203	210
9.88%, 08/01/2027 (e)		1,256	1,311
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (e)		11,354	12,172
Carnival plc, (United Kingdom), 1.00%, 10/28/2029	EUR	100	67
Life Time, Inc.,
5.75%, 01/15/2026 (e)		2,136	2,070
8.00%, 04/15/2026 (e)		897	881
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		2,117	2,112
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		1,385	1,297
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		74	61
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		2,655	2,451
5.88%, 02/15/2027 (e)		950	903
7.75%, 02/15/2029 (e)		1,269	1,177
8.38%, 02/01/2028 (e)		2,042	2,071
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		1,262	1,114
Royal Caribbean Cruises Ltd., (Liberia),
4.25%, 07/01/2026 (e)		589	540
5.38%, 07/15/2027 (e)		1,235	1,143
5.50%, 08/31/2026 (e)		949	897
5.50%, 04/01/2028 (e)		316	290
7.25%, 01/15/2030 (e)		3,269	3,240
8.25%, 01/15/2029 (e)		1,375	1,427
9.25%, 01/15/2029 (e)		2,964	3,131
11.63%, 08/15/2027 (e)		2,143	2,325
TUI Cruises GmbH, (Germany), Reg. S, 6.50%, 05/15/2026	EUR	100	99
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		2,488	2,271
6.25%, 05/15/2025 (e)		500	489
7.00%, 02/15/2029 (e)		230	212
9.13%, 07/15/2031 (e)		3,427	3,434
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		2,234	2,022

			66,348

Lodging — 4.2%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/31/2024 (x) (aa)	EUR	200	209
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		1,096	933
Champion Path Holdings Ltd., (British Virgin Islands),
Reg. S, 4.50%, 01/27/2026		6,752	5,949
Reg. S, 4.85%, 01/27/2028		2,900	2,334
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 5.00%, 05/18/2026		5,000	3,479
Reg. S, 5.05%, 01/27/2027		3,100	1,987
Reg. S, 5.95%, 10/19/2025		8,100	6,316
Reg. S, 6.85%, 07/02/2024		3,000	2,745
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (e)		270	241
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		1,973	1,591
3.75%, 05/01/2029 (e)		835	723
4.00%, 05/01/2031 (e)		245	206
4.88%, 01/15/2030		846	771
5.75%, 05/01/2028 (e)		858	829

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Lodging — continued
Las Vegas Sands Corp., 3.90%, 08/08/2029	18	15
Melco Resorts Finance Ltd., (Cayman Islands),
4.88%, 06/06/2025 (e)	1,100	1,039
Reg. S, 4.88%, 06/06/2025	5,580	5,269
5.38%, 12/04/2029 (e)	2,000	1,640
Reg. S, 5.38%, 12/04/2029	2,000	1,640
Reg. S, 5.63%, 07/17/2027	1,800	1,609
5.75%, 07/21/2028 (e)	600	523
Reg. S, 5.75%, 07/21/2028	18,950	16,528
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)	350	314
Reg. S, 4.75%, 02/01/2027	2,800	2,513
5.25%, 06/18/2025 (e)	2,200	2,101
Reg. S, 5.25%, 06/18/2025	6,170	5,893
5.38%, 05/15/2024 (e)	200	197
5.88%, 05/15/2026 (e)	200	190
Reg. S, 5.88%, 05/15/2026	500	476
MGM Resorts International,
4.63%, 09/01/2026	750	700
4.75%, 10/15/2028	2,826	2,489
5.50%, 04/15/2027	650	608
5.75%, 06/15/2025	475	464
6.75%, 05/01/2025	350	348
Sands China Ltd., (Cayman Islands),
2.55%, 03/08/2027	5,800	5,032
5.65%, 08/08/2028	6,000	5,647
Station Casinos LLC,
4.50%, 02/15/2028 (e)	1,578	1,377
4.63%, 12/01/2031 (e)	588	470
Studio City Co. Ltd., (British Virgin Islands), Reg. S, 7.00%, 02/15/2027	3,300	3,112
Studio City Finance Ltd., (British Virgin Islands),
Reg. S, 5.00%, 01/15/2029	1,200	904
Reg. S, 6.00%, 07/15/2025	8,883	8,454
Reg. S, 6.50%, 01/15/2028	1,100	932
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)	1,300	1,254
Wynn Macau Ltd., (Cayman Islands),
Reg. S, 4.88%, 10/01/2024	2,000	1,948
Reg. S, 5.13%, 12/15/2029	650	536
5.50%, 01/15/2026 (e)	1,214	1,135
Reg. S, 5.50%, 01/15/2026	18,150	16,965
5.50%, 10/01/2027 (e)	1,530	1,365
Reg. S, 5.50%, 10/01/2027	3,400	3,033
5.63%, 08/26/2028 (e)	5,710	4,950
Reg. S, 5.63%, 08/26/2028	3,900	3,381

		133,364

Retail — 2.2%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)	1,500	1,284
3.88%, 01/15/2028 (e)	240	215
4.00%, 10/15/2030 (e)	2,043	1,695

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
4.38%, 01/15/2028 (e)		767	691
5.75%, 04/15/2025 (e)		77	77
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		425	417
Arko Corp., 5.13%, 11/15/2029 (e)		1,659	1,338
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		793	657
At Home Group, Inc.,
4.88%, 07/15/2028 (e)		300	127
7.13%, 07/15/2029 (e)		607	164
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		275	239
Beacon Roofing Supply, Inc.,
4.13%, 05/15/2029 (e)		935	799
6.50%, 08/01/2030 (e)		1,504	1,458
Brinker International, Inc.,
5.00%, 10/01/2024 (e)		625	610
8.25%, 07/15/2030 (e)		1,675	1,612
Burger King France SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 4.75%), 8.48%, 11/01/2026 (aa)	EUR	300	317
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		975	819
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	100	93
eG Global Finance plc, (United Kingdom),
Reg. S, 4.38%, 02/07/2025	EUR	853	871
Reg. S, 6.25%, 10/30/2025	EUR	1,420	1,457
6.75%, 02/07/2025 (e)		2,177	2,139
8.50%, 10/30/2025 (e)		1,634	1,613
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/2026 (e)		300	281
5.88%, 04/01/2029 (e)		335	301
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		985	835
6.75%, 01/15/2030 (e)		3,962	3,229
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,734	2,275
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		875	648
3.88%, 10/01/2031 (e)		2,030	1,426
Goldstory SAS, (France), Reg. S, 5.38%, 03/01/2026	EUR	200	205
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		1,502	1,294
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	4,024
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		2,100	1,722
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		3,490	2,967
8.25%, 08/01/2031 (e)		1,764	1,711
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		13	11
LS Finance 2017 Ltd., (British Virgin Islands), Reg. S, 4.80%, 06/18/2026		200	147
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		579	543
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		2,900	2,211
6.75%, 08/01/2029 (e)		550	435

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		825	686
7.50%, 10/15/2027 (e)		60	58
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		250	219
7.75%, 02/15/2029 (e)		2,955	2,753
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/2025		2,675	2,607
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (e)		225	224
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		2,625	2,268
6.00%, 12/01/2029 (e)		3,520	2,957
6.13%, 07/01/2029 (e)		4,314	3,674
Staples, Inc., 7.50%, 04/15/2026 (e)		564	464
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.00%, 07/13/2025	GBP	150	170
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		2,950	2,463
5.88%, 03/01/2027		725	692
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		2,081	1,808
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		6,807	6,010
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,350	1,303

			71,319

Storage/Warehousing — 0.1%
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		3,050	1,908

Toys/Games/Hobbies — 0.0% (g)
Mattel, Inc., 5.45%, 11/01/2041		1,867	1,541

Total Consumer Cyclical			543,301

Consumer Non-cyclical — 10.6%
Agriculture — 0.2%
BAT Capital Corp.,
3.22%, 08/15/2024		190	185
3.56%, 08/15/2027		68	62
4.70%, 04/02/2027		274	263
BAT International Finance plc, (United Kingdom), 5.93%, 02/02/2029		142	139
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		2,720	2,578
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		643	627
6.13%, 07/27/2027 (e)		855	853
Philip Morris International, Inc., 5.13%, 11/17/2027		193	189
Reynolds American, Inc., 4.45%, 06/12/2025		175	170
Tereos Finance Groupe I SA, (France), Reg. S, 7.25%, 04/15/2028	EUR	175	189
Vector Group Ltd., 5.75%, 02/01/2029 (e)		2,325	1,976
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		700	631

			7,862

Biotechnology — 0.0% (g)
Amgen, Inc.,
5.15%, 03/02/2028		241	237
5.25%, 03/02/2025		123	122
5.51%, 03/02/2026		241	240

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology — continued
Cidron Aida Finco Sarl, (Luxembourg), Reg. S, 6.25%, 04/01/2028	GBP	100	107
Illumina, Inc.,
5.75%, 12/13/2027		151	148
5.80%, 12/12/2025		38	38

			892

Commercial Services — 4.1%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		200	194
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		1,209	1,022
4.88%, 07/15/2032 (e)		298	248
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,250	1,149
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg), 6.13%, 10/15/2026 (e)		200	188
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		7,924	5,908
6.63%, 07/15/2026 (e)		5,991	5,677
9.75%, 07/15/2027 (e)		8,496	7,599
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
Reg. S, 3.63%, 06/01/2028	EUR	160	139
4.63%, 06/01/2028 (e)		9,325	7,752
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (e)		900	829
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		450	382
4.63%, 10/01/2027 (e)		874	790
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,454
4.75%, 10/15/2029 (e)		450	394
APX Group, Inc.,
5.75%, 07/15/2029 (e)		1,909	1,608
6.75%, 02/15/2027 (e)		154	148
Ashtead Capital, Inc., 5.95%, 10/15/2033 (e)		1,052	999
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		1,450	1,270
Avis Budget Finance Plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	309
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	100	88
Reg. S, 6.13%, 11/30/2028	GBP	100	100
Block, Inc.,
2.75%, 06/01/2026		1,289	1,160
3.50%, 06/01/2031		6,448	5,065
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		1,738	1,586
5.50%, 07/15/2025 (e)		625	613
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		400	342
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		3,361	2,554
eHi Car Services Ltd., (Cayman Islands), Reg. S, 7.00%, 09/21/2026		4,550	2,655
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		613	561
7.75%, 02/15/2028 (e)		2,326	2,281
9.50%, 11/01/2027 (e)		304	291

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	420
4.50%, 07/01/2028 (e)		799	729
Global Payments, Inc.,
2.65%, 02/15/2025		47	45
4.45%, 06/01/2028		155	143
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031 (e) (w)		5,207	5,227
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		2,927	2,768
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		632	560
5.00%, 12/01/2029 (e)		825	646
India Toll Roads, (Mauritius), Reg. S, 5.50%, 08/19/2024		7,300	7,081
La Financiere Atalian SASU, (France), Reg. S, 5.13%, 05/15/2025	EUR	200	155
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		41	40
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		4,085	3,451
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		2,000	1,699
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		1,287	1,166
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,236	1,962
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 4.88%, 10/01/2024		4,000	3,941
Prime Security Services Borrower LLC / Prime Finance, Inc.,
5.75%, 04/15/2026 (e)		1,245	1,208
6.25%, 01/15/2028 (e)		2,319	2,148
Q-Park Holding I BV, (Netherlands), Reg. S, 1.50%, 03/01/2025	EUR	100	102
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	200	191
Royal Capital BV, (Netherlands),
Reg. S, (CMT Index 5 Year + 5.93%), 4.88%, 05/05/2024 (x) (aa)		1,131	1,110
Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		6,150	5,935
Sabre GLBL, Inc., 8.63%, 06/01/2027 (e)		2,235	1,900
Service Corp. International,
3.38%, 08/15/2030		770	621
4.00%, 05/15/2031		2,416	1,983
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		3,269	3,081
Sotheby’s, 7.38%, 10/15/2027 (e)		5,938	5,466
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		299	240
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	176	180
Techem Verwaltungsgesellschaft 675 mbH, (Germany), Reg. S, 2.00%, 07/15/2025	EUR	200	204
Triton Container International Ltd., (Bermuda),
1.15%, 06/07/2024 (e)		169	163
2.05%, 04/15/2026 (e)		400	356
United Rentals North America, Inc.,
3.75%, 01/15/2032		1,750	1,412
3.88%, 02/15/2031		895	744
4.88%, 01/15/2028		2,025	1,896
5.25%, 01/15/2030		425	393
6.00%, 12/15/2029 (e)		8,302	8,082
Verisure Holding AB, (Sweden), Reg. S, 9.25%, 10/15/2027	EUR	316	354
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		6,775	6,776
VT Topco, Inc., 8.50%, 08/15/2030 (e)		525	520
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		1,309	1,172

			131,625

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 5.75%, 09/15/2028	EUR	100	106
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC,
4.75%, 01/15/2029 (e)		62	56
6.63%, 07/15/2030 (e)		1,167	1,141

			1,303

Food — 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		553	512
3.50%, 03/15/2029 (e)		2,827	2,410
4.63%, 01/15/2027 (e)		453	428
4.88%, 02/15/2030 (e)		1,478	1,332
5.88%, 02/15/2028 (e)		1,259	1,212
6.50%, 02/15/2028 (e)		1,070	1,057
B&G Foods, Inc.,
5.25%, 04/01/2025		1,775	1,742
5.25%, 09/15/2027		2,271	1,898
8.00%, 09/15/2028 (e)		1,305	1,308
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 3.25%, 02/16/2026	GBP	300	318
Reg. S, 4.50%, 02/16/2026	GBP	263	284
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		675	513
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		6,300	5,403
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		4,457	3,931
7.50%, 04/15/2025 (e)		4,479	4,437
Conagra Brands, Inc., 5.30%, 10/01/2026		134	133
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	307
FPC Resources Ltd., (British Virgin Islands), Reg. S, 4.38%, 09/11/2027		300	285
Indofood CBP Sukses Makmur Tbk. PT, (Indonesia), Reg. S, 4.75%, 06/09/2051		3,300	2,280
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		6,350	5,685
Kraft Heinz Foods Co., 7.13%, 08/01/2039 (e)		500	530
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		413	353
4.38%, 01/31/2032 (e)		3,470	2,907
4.88%, 05/15/2028 (e)		72	67
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		212	183
5.50%, 10/15/2027 (e)		1,895	1,796
Picard Groupe SAS, (France), Reg. S, 3.88%, 07/01/2026	EUR	100	98
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,011
4.25%, 04/15/2031		8,148	6,798
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,821	1,516
4.63%, 04/15/2030 (e)		1,405	1,203
5.50%, 12/15/2029 (e)		950	862
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	934
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		123	94

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,879	1,679
6.88%, 09/15/2028 (e)		873	871
7.25%, 01/15/2032 (e)		1,051	1,050

			58,427

Healthcare—Products — 0.8%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,090
Reg. S, 3.88%, 07/15/2028	EUR	100	97
3.88%, 11/01/2029 (e)		983	840
4.63%, 07/15/2028 (e)		1,066	972
Bausch & Lomb Escrow Corp., (Canada), 8.38%, 10/01/2028 (e)		5,684	5,704
Embecta Corp.,
5.00%, 02/15/2030 (e)		1,225	956
6.75%, 02/15/2030 (e)		1,155	944
Garden Spinco Corp., 8.63%, 07/20/2030 (e)		942	982
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		125	124
Medline Borrower LP,
3.88%, 04/01/2029 (e)		4,103	3,469
5.25%, 10/01/2029 (e)		11,404	9,857
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,284	1,149

			26,184

Healthcare—Services — 2.3%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		126	113
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		1,798	1,510
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	200	177
3.13%, 02/15/2029 (e)		848	694
3.50%, 04/01/2030 (e)		2,003	1,649
5.00%, 07/15/2027 (e)		340	312
Centene Corp.,
2.45%, 07/15/2028		159	135
4.25%, 12/15/2027		666	613
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	13
4.25%, 05/01/2028 (e)		1,363	1,220
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		4,023	2,847
5.25%, 05/15/2030 (e)		3,377	2,573
5.63%, 03/15/2027 (e)		700	600
6.00%, 01/15/2029 (e)		87	70
Clariane SE, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 03/15/2024 (x) (aa)	GBP	200	173
DaVita, Inc.,
3.75%, 02/15/2031 (e)		4,982	3,785
4.63%, 06/01/2030 (e)		3,175	2,607
Encompass Health Corp.,
4.50%, 02/01/2028		55	50
4.63%, 04/01/2031		1,141	967
4.75%, 02/01/2030		984	871

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare—Services — continued
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		876	852
HCA, Inc.,
5.25%, 04/15/2025		500	494
7.05%, 12/01/2027		950	974
7.50%, 11/06/2033		1,650	1,728
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		3,225	2,778
Humana, Inc., 5.70%, 03/13/2026		102	102
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	197
Reg. S, 2.25%, 03/15/2029	EUR	100	88
5.00%, 10/15/2026 (e)		397	379
5.00%, 05/15/2027 (e)		200	189
6.50%, 05/15/2030 (e)		978	957
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (e)		173	149
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		2,650	1,859
9.88%, 08/15/2030 (e)		1,463	1,416
ModivCare, Inc., 5.88%, 11/15/2025 (e)		1,370	1,302
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	276
3.88%, 05/15/2032 (e)		966	775
4.38%, 06/15/2028 (e)		217	195
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		2,640	2,441
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		4,621	4,474
Star Parent, Inc., 9.00%, 10/01/2030 (e)		3,986	4,027
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		427	424
10.00%, 04/15/2027 (e)		2,518	2,546
Tenet Healthcare Corp.,
4.25%, 06/01/2029		3,279	2,821
4.38%, 01/15/2030		9,455	8,135
4.88%, 01/01/2026		973	932
5.13%, 11/01/2027		4,525	4,217
6.13%, 10/01/2028		2,022	1,898
6.13%, 06/15/2030		439	412
6.25%, 02/01/2027		697	674
6.75%, 05/15/2031 (e)		3,602	3,474

			72,164

Household Products/Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		1,915	1,602
Central Garden & Pet Co.,
4.13%, 10/15/2030		79	66
5.13%, 02/01/2028		360	336
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)		450	410
7.00%, 12/31/2027 (e)		1,625	1,402
Spectrum Brands, Inc., 3.88%, 03/15/2031 (e)		1,691	1,372

			5,188

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 1.2%
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		2,100	1,612
5.13%, 03/01/2030 (e)		1,301	1,008
6.13%, 08/01/2028 (e)		865	746
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		275	140
Bausch Health Cos., Inc., (Canada),
5.00%, 01/30/2028 (e)		2,125	865
5.00%, 02/15/2029 (e)		3,800	1,448
5.25%, 01/30/2030 (e)		4,610	1,743
5.25%, 02/15/2031 (e)		2,370	910
6.25%, 02/15/2029 (e)		6,918	2,733
7.00%, 01/15/2028 (e)		450	193
Bayer AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 3.75%), 4.50%, 03/25/2082 (aa)	EUR	200	198
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	552
4.25%, 12/15/2025 (e)		300	289
(CME Term SOFR 3 Month + 1.27%), 6.68%, 12/15/2023 (e) (aa)		200	200
Cheplapharm Arzneimittel GmbH, (Germany), 5.50%, 01/15/2028 (e)		2,033	1,847
Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	EUR	100	89
Gruenenthal GmbH, (Germany), Reg. S, 4.13%, 05/15/2028	EUR	100	97
Health & Happiness H&H International Holdings Ltd., (Cayman Islands),
Reg. S, 5.63%, 10/24/2024		5,250	4,990
Reg. S, 13.50%, 06/26/2026		600	574
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027 (e)		375	385
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		1,078	940
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	827
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		1,798	1,562
5.13%, 04/30/2031 (e)		4,883	3,914
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		1,658	1,210
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (e)		2,384	2,151
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.38%, 05/09/2030	EUR	283	255
7.38%, 09/15/2029	EUR	200	215
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		3,005	2,677
7.13%, 01/31/2025		200	201
7.88%, 09/15/2029		1,962	1,987
8.13%, 09/15/2031		751	777

			37,335

Total Consumer Non-cyclical			340,980

Diversified — 0.1%
Holding Companies — Diversified — 0.1%
San Miguel Corp., (Philippines), Reg. S, (CMT Index 5 Year + 10.24%), 5.50%, 07/29/2025 (x) (aa)		3,350	3,048

Energy — 10.6%
Coal — 0.4%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024		6,150	5,912
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/2025 (e)		128	128

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Coal — continued
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		800	736
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		554	573
Indika Energy Capital IV Pte Ltd., (Singapore), Reg. S, 8.25%, 10/22/2025		5,150	5,085

			12,434

Energy—Alternate Sources — 1.4%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, (India), Reg. S, 6.25%, 12/10/2024		4,300	4,107
Continuum Energy Levanter Pte Ltd., (Singapore), Reg. S, 4.50%, 02/09/2027		2,050	1,913
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	101	78
Greenko Dutch BV, (Netherlands),
3.85%, 03/29/2026 (e)		185	166
Reg. S, 3.85%, 03/29/2026		11,840	10,635
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		5,850	5,631
Greenko Wind Projects Mauritius Ltd., (Mauritius),
5.50%, 04/06/2025 (e)		7,200	6,898
Reg. S, 5.50%, 04/06/2025		1,300	1,245
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/2028 (e)		1,800	1,755
India Cleantech Energy, (Mauritius), Reg. S, 4.70%, 08/10/2026		4,420	3,830
India Green Energy Holdings, (Mauritius), Reg. S, 5.38%, 04/29/2024		7,100	6,986
India Green Power Holdings, (Mauritius), Reg. S, 4.00%, 02/22/2027		1,000	873
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (e)		1,165	995

			45,112

Oil & Gas — 5.6%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		3,572	3,544
Aker BP ASA, (Norway), 2.00%, 07/15/2026 (e)		212	189
Antero Resources Corp.,
5.38%, 03/01/2030 (e)		2,520	2,320
7.63%, 02/01/2029 (e)		950	963
Apache Corp., 5.35%, 07/01/2049		603	464
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		3,682	3,311
7.00%, 11/01/2026 (e)		1,025	1,001
8.25%, 12/31/2028 (e)		5,073	5,020
9.00%, 11/01/2027 (e)		1,629	2,053
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)		2,469	2,555
Baytex Energy Corp., (Canada), 8.50%, 04/30/2030 (e)		627	634
California Resources Corp., 7.13%, 02/01/2026 (e)		236	237
Callon Petroleum Co.,
6.38%, 07/01/2026		4,697	4,610
7.50%, 06/15/2030 (e)		1,810	1,755
8.00%, 08/01/2028 (e)		3,043	3,047
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)		500	484
5.88%, 02/01/2029 (e)		835	786
6.75%, 04/15/2029 (e)		2,650	2,591
Chord Energy Corp., 6.38%, 06/01/2026 (e)		156	153
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (d) (e)		2,305	2,276
7.00%, 06/15/2025 (d) (e)		3,414	3,363
8.38%, 01/15/2029 (e)		2,286	2,282

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Civitas Resources, Inc.,
8.38%, 07/01/2028 (e)	4,757	4,840
8.75%, 07/01/2031 (e)	2,802	2,861
CNX Resources Corp.,
7.25%, 03/14/2027 (e)	2,315	2,285
7.38%, 01/15/2031 (e)	746	731
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	3,295	2,852
6.75%, 03/01/2029 (e)	3,889	3,578
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	580	514
3.80%, 06/01/2024	450	443
4.38%, 01/15/2028	275	255
Crescent Energy Finance LLC,
7.25%, 05/01/2026 (e)	3,913	3,835
9.25%, 02/15/2028 (e)	2,957	3,019
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	206	193
5.63%, 10/15/2025 (e)	3,225	3,173
Devon Energy Corp., 5.25%, 10/15/2027	415	404
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)	1,445	1,445
Earthstone Energy Holdings LLC,
8.00%, 04/15/2027 (e)	1,727	1,768
9.88%, 07/15/2031 (e)	1,357	1,484
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (e)	1,865	1,800
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)	200	189
EQT Corp.,
3.13%, 05/15/2026 (e)	353	327
3.90%, 10/01/2027	326	301
6.13%, 02/01/2025	208	207
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	302	302
Harbour Energy plc, (United Kingdom), 5.50%, 10/15/2026 (e)	264	246
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	2,067	1,866
6.00%, 04/15/2030 (e)	350	315
6.00%, 02/01/2031 (e)	3,913	3,443
6.25%, 11/01/2028 (e)	786	737
6.25%, 04/15/2032 (e)	1,150	1,023
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026 (e)	243	235
Matador Resources Co.,
5.88%, 09/15/2026	1,237	1,194
6.88%, 04/15/2028 (e)	1,268	1,245
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	10,050	9,975
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)	925	864
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	415	401
7.50%, 01/15/2028 (e)	5,267	4,869
Nabors Industries, Inc.,
5.75%, 02/01/2025	3,991	3,906
7.38%, 05/15/2027 (e)	2,138	2,068

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Noble Finance II LLC, 8.00%, 04/15/2030 (e)		1,770	1,793
Northern Oil and Gas, Inc.,
8.13%, 03/01/2028 (e)		6,046	6,039
8.75%, 06/15/2031 (e)		1,417	1,427
Occidental Petroleum Corp.,
5.88%, 09/01/2025		715	711
6.20%, 03/15/2040		154	147
6.38%, 09/01/2028		510	514
7.88%, 09/15/2031		500	541
Ovintiv, Inc.,
5.38%, 01/01/2026		250	246
5.65%, 05/15/2028		250	245
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)		2,300	1,970
4.63%, 05/01/2030 (e)		500	426
Patterson-UTI Energy, Inc.,
3.95%, 02/01/2028		186	167
7.15%, 10/01/2033		465	467
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (e)		603	601
PDC Energy, Inc., 5.75%, 05/15/2026		1,027	1,024
Permian Resources Operating LLC,
5.38%, 01/15/2026 (e)		54	52
5.88%, 07/01/2029 (e)		3,644	3,433
6.88%, 04/01/2027 (e)		1,135	1,119
7.00%, 01/15/2032 (e)		1,441	1,423
7.75%, 02/15/2026 (e)		1,286	1,294
Petroleos Mexicanos, (Mexico),
6.49%, 01/23/2027		144	127
6.88%, 08/04/2026		155	143
Petron Corp., (Philippines), Reg. S, (CMT Index 5 Year + 7.57%), 5.95%, 04/19/2026 (x) (aa)		3,500	3,205
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		1,935	1,830
Range Resources Corp.,
4.75%, 02/15/2030 (e)		150	133
4.88%, 05/15/2025		801	777
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	185	178
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)		1,231	1,108
Saka Energi Indonesia PT, (Indonesia), Reg. S, 4.45%, 05/05/2024		797	782
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		200	196
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)		910	927
Shelf Drilling Holdings Ltd., (Cayman Islands), 9.63%, 04/15/2029 (e)		914	905
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (e) (w)		1,710	1,714
SM Energy Co.,
5.63%, 06/01/2025		1,303	1,275
6.50%, 07/15/2028		782	751
6.63%, 01/15/2027		25	25
6.75%, 09/15/2026		808	793

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Southwestern Energy Co.,
4.75%, 02/01/2032	2,392	2,053
5.38%, 02/01/2029	1,422	1,310
5.38%, 03/15/2030	3,054	2,782
5.70%, 01/23/2025	3	3
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026	145	152
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029	1,500	1,317
4.50%, 04/30/2030	775	671
5.88%, 03/15/2028	320	307
7.00%, 09/15/2028 (e)	876	866
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)	200	180
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)	581	581
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)	1,225	1,246
Transocean, Inc., (Cayman Islands),
7.25%, 11/01/2025 (e)	150	147
7.50%, 01/15/2026 (e)	2,425	2,370
8.00%, 02/01/2027 (e)	1,051	1,012
8.75%, 02/15/2030 (e)	4,153	4,247
11.50%, 01/30/2027 (e)	3,505	3,676
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)	3,919	3,930
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)	197	186
Vital Energy, Inc.,
9.50%, 01/15/2025	46	47
9.75%, 10/15/2030	1,365	1,395
10.13%, 01/15/2028	1,265	1,288

		181,105

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)	4,192	3,903
6.88%, 04/01/2027 (e)	1,935	1,872
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)	786	776
Oceaneering International, Inc.,
4.65%, 11/15/2024	157	155
6.00%, 02/01/2028 (e) (w)	295	278
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026	2,967	2,907
6.88%, 09/01/2027	2,254	2,185
Weatherford International Ltd., (Bermuda),
6.50%, 09/15/2028 (e)	1,166	1,166
8.63%, 04/30/2030 (e)	1,056	1,064
Welltec International ApS, (Denmark), 8.25%, 10/15/2026 (e)	200	203

		14,509

Pipelines — 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	2,812	2,580
5.75%, 03/01/2027 (e)	1,531	1,463
5.75%, 01/15/2028 (e)	2,146	2,024
7.88%, 05/15/2026 (e)	450	453

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Buckeye Partners LP,
3.95%, 12/01/2026	88	79
5.60%, 10/15/2044	46	33
5.85%, 11/15/2043	17	12
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	1,019	1,012
Cheniere Energy Partners LP, 4.00%, 03/01/2031	1,550	1,325
Cheniere Energy, Inc., 4.63%, 10/15/2028	2,408	2,221
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,405	1,170
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	4,660	4,130
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.63%, 05/01/2027 (e)	62	60
6.00%, 02/01/2029 (e)	2,359	2,277
7.38%, 02/01/2031 (e)	674	686
8.00%, 04/01/2029 (e)	52	53
DCP Midstream Operating LP, 5.38%, 07/15/2025	161	159
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	2,466	2,136
4.38%, 06/15/2031 (e)	171	144
Enbridge, Inc., (Canada), (CMT Index 5 Year + 4.43%), 8.50%, 01/15/2084 (aa)	891	880
Energy Transfer LP, Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	2,073	1,904
EnLink Midstream LLC,
5.38%, 06/01/2029	260	240
5.63%, 01/15/2028 (e)	2,961	2,800
6.50%, 09/01/2030 (e)	638	619
EnLink Midstream Partners LP,
4.15%, 06/01/2025	96	92
4.85%, 07/15/2026	208	196
5.60%, 04/01/2044	103	85
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	10
4.75%, 01/15/2031 (e)	248	213
6.00%, 07/01/2025 (e)	1,366	1,345
6.50%, 07/01/2027 (e)	1,338	1,307
7.50%, 06/01/2027 (e)	1,225	1,228
7.50%, 06/01/2030 (e)	1,333	1,339
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (e)	460	458
Genesis Energy LP / Genesis Energy Finance Corp.,
6.50%, 10/01/2025	49	48
7.75%, 02/01/2028	339	321
8.88%, 04/15/2030	659	644
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	600	585
Hess Midstream Operations LP, 4.25%, 02/15/2030 (e)	1,480	1,248
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028 (e)	1,535	1,548
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	2,449	2,076
Kinetik Holdings LP, 5.88%, 06/15/2030 (e)	1,355	1,270
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e)	2,185	2,012
6.75%, 09/15/2025 (e)	2,851	2,721

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)		1,584	1,567
NuStar Logistics LP,
5.75%, 10/01/2025		32	31
6.00%, 06/01/2026		1,514	1,469
6.38%, 10/01/2030		13	12
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024		121	118
Rockies Express Pipeline LLC,
4.95%, 07/15/2029 (e)		183	163
7.50%, 07/15/2038 (e)		2,825	2,669
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)		425	398
Sabine Pass Liquefaction LLC,
5.75%, 05/15/2024		100	100
5.88%, 06/30/2026		250	249
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)		4,098	3,730
6.00%, 03/01/2027 (e)		836	787
6.00%, 12/31/2030 (e)		33	29
6.00%, 09/01/2031 (e)		2,664	2,320
7.50%, 10/01/2025 (e)		61	61
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027		244	246
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)		3,889	3,272
3.88%, 11/01/2033 (e)		3,013	2,340
4.13%, 08/15/2031 (e)		3,573	2,932
6.25%, 01/15/2030 (e)		450	429
Venture Global LNG, Inc.,
8.13%, 06/01/2028 (e)		5,794	5,736
8.38%, 06/01/2031 (e)		8,966	8,813
Western Midstream Operating LP,
4.65%, 07/01/2026		360	346
5.25%, 02/01/2050		3,552	2,767
5.30%, 03/01/2048		624	487
5.45%, 04/01/2044		53	43
5.50%, 08/15/2048		463	368

			88,688

Total Energy			341,848

Financial — 13.3%
Banks — 3.9%
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		700	678
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		200	200
AIB Group plc, (Ireland),
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		683	673
Reg. S, (EUR Swap Rate 5 Year + 5.70%), 5.25%, 10/09/2024 (x) (aa)	EUR	359	362
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.21%), 6.75%, 03/02/2026 (aa)	EUR	100	105
Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.04%), 6.00%, 03/29/2024 (x) (aa)	EUR	400	417

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Banco BPM SpA, (Italy),
Reg. S, (EUR Swap Rate 5 Year + 3.40%), 3.38%, 01/19/2032 (aa)	EUR	214	199
Reg. S, (EUR Swap Rate 5 Year + 4.67%), 4.25%, 10/01/2029 (aa)	EUR	100	103
Reg. S, (ICE LIBOR EUR 3 Month + 2.80%), 6.00%, 06/14/2028 (aa)	EUR	200	211
Banco de Credito Social Cooperativo SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.27%), 7.50%, 09/14/2029 (aa)	EUR	200	209
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	200	187
Reg. S, (EUR Swap Rate 1 Year + 2.40%), 5.25%, 02/07/2029 (aa)	EUR	100	104
(EUR Swap Rate 5 Year + 3.15%), 6.00%, 08/16/2033 (aa)	EUR	100	99
Banco Santander SA, (Spain), 6.92%, 08/08/2033		1,000	954
Bangkok Bank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		3,550	2,961
Reg. S, 5.00%, 10/03/2023		4,500	4,500
Reg. S, (CMT Index 5 Year + 4.73%), 5.00%, 09/23/2025 (x) (aa)		3,400	3,188
Bank Negara Indonesia Persero Tbk. PT, (Indonesia),
Reg. S, 3.75%, 03/30/2026		7,650	7,064
Reg. S, (CMT Index 5 Year + 3.47%), 4.30%, 03/24/2027 (x) (aa)		2,400	1,954
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		98	87
(CME Term SOFR 3 Month + 1.13%), 2.46%, 10/22/2025 (aa)		80	77
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		18	18
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	643
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,045	1,030
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	221
Series L, 3.95%, 04/21/2025		552	533
Bank of East Asia Ltd. (The), (Hong Kong), Reg. S, (CMT Index 5 Year + 3.75%), 4.00%, 05/29/2030 (aa)		5,000	4,592
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		200	175
4.50%, 11/25/2023 (e)		700	698
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		200	199
Reg. S, (EUR Swap Rate 5 Year + 7.92%), 7.50%, 05/19/2025 (x) (aa)	EUR	200	207
Bank of Montreal, (Canada),
3.70%, 06/07/2025		141	136
5.30%, 06/05/2026		197	194
Bank of New York Mellon Corp. (The), (United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		99	94
Bank of Nova Scotia (The), (Canada),
4.75%, 02/02/2026		124	121
5.45%, 06/12/2025		158	157
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	200	201
BankUnited, Inc., 4.88%, 11/17/2025		544	509
Barclays plc, (United Kingdom),
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	355
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		1,000	985
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	323
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)		252	247
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		209	209
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		356	361

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 5 Year + 5.67%), 8.00%, 06/15/2024 (x) (aa)		200	197
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		794	712
BNP Paribas SA, (France),
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		711	664
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		200	192
(ICE Swap Rate 5 Year + 4.15%), 6.63%, 03/25/2024 (e) (x) (aa)		200	197
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.63%), 7.38%, 06/11/2030 (x) (aa)	EUR	200	205
(CMT Index 5 Year + 4.35%), 8.50%, 08/14/2028 (e) (x) (aa)		1,875	1,835
BPCE SA, (France),
4.50%, 03/15/2025 (e)		200	193
4.88%, 04/01/2026 (e)		200	192
5.15%, 07/21/2024 (e)		235	231
CaixaBank SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.50%), 6.75%, 06/13/2024 (x) (aa)	EUR	200	209
Canadian Imperial Bank of Commerce, (Canada),
3.95%, 08/04/2025		231	223
5.00%, 04/28/2028		204	196
5.14%, 04/28/2025		252	249
Citibank NA, 5.86%, 09/29/2025		635	636
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		382	364
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		935	918
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		402	396
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		1,930	1,847
(CMT Index 5 Year + 3.21%), 7.63%, 11/15/2028 (x) (aa)		999	977
Series Y, (CMT Index 5 Year + 3.00%), 4.15%, 11/15/2026 (x) (aa)		15	12
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	400	380
Credit Agricole SA, (France),
4.38%, 03/17/2025 (e)		450	435
(CMT Index 5 Year + 3.24%), 4.75%, 03/23/2029 (e) (x) (aa)		261	198
Credit Suisse AG, (Switzerland),
3.63%, 09/09/2024		605	588
4.75%, 08/09/2024		250	247
Danske Bank A/S, (Denmark),
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,143
5.38%, 01/12/2024 (e)		325	324
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		400	399
Deutsche Bank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 6.94%), 10.00%, 12/01/2027 (x) (aa)	EUR	200	209
Discover Bank, 4.25%, 03/13/2026		250	237
Federation des Caisses Desjardins du Quebec, (Canada), 5.70%, 03/14/2028 (e)		200	197
First-Citizens Bank & Trust Co., (CME Term SOFR 3 Month + 1.72%), 2.97%, 09/27/2025 (aa)		250	238
Freedom Mortgage Corp.,
7.63%, 05/01/2026 (e)		883	823
12.00%, 10/01/2028 (e)		907	922
12.25%, 10/01/2030 (e)		1,033	1,051
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	177
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	494

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.46%), 3.27%, 09/29/2025 (aa)		316	306
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		212	196
(United States SOFR + 1.08%), 5.80%, 08/10/2026 (aa)		170	169
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		441	408
HDFC Bank Ltd., (India), Reg. S, (CMT Index 5 Year + 2.93%), 3.70%, 08/25/2026 (x) (aa)		1,800	1,552
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.47%), 3.80%, 03/11/2025 (aa)		400	395
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	151
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		212	210
HSBC USA, Inc., 5.63%, 03/17/2025		200	199
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		83	77
ING Groep NV, (Netherlands),
(CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	177
(United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	331
Intesa Sanpaolo SpA, (Italy),
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		620	457
5.02%, 06/26/2024 (e)		1,072	1,047
Reg. S, 5.15%, 06/10/2030	GBP	247	252
5.71%, 01/15/2026 (e)		300	286
Kasikornbank PCL, (Thailand), Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		10,400	9,764
KeyBank NA, (SOFR Compounded Index + 0.32%), 5.66%, 06/14/2024 (aa)		250	246
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	191
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	198
(CMT Index 5 Year + 3.91%), 8.00%, 09/27/2029 (x) (aa)		1,225	1,099
Macquarie Bank Ltd., (Australia),
4.88%, 06/10/2025 (e)		284	276
6.80%, 01/18/2033 (e)		640	628
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		105	94
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)		400	363
6.21%, 11/22/2024 (e)		188	188
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026		610	581
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.45%), 0.96%, 10/11/2025 (aa)		200	189
(CMT Index 1 Year + 1.70%), 4.79%, 07/18/2025 (aa)		295	291
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		200	198
(CMT Index 1 Year + 1.08%), 5.72%, 02/20/2026 (aa)		200	199
Morgan Stanley,
(United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)		250	245
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)		323	304
(United States SOFR + 1.15%), 2.72%, 07/22/2025 (aa)		840	815
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		390	384
(United States SOFR + 1.30%), 5.05%, 01/28/2027 (aa)		68	67
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		99	95
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		137	134
(United States SOFR + 1.77%), 6.14%, 10/16/2026 (aa)		104	104
Nanyang Commercial Bank Ltd., (Hong Kong), Reg. S, (CMT Index 5 Year + 2.18%), 3.80%, 11/20/2029 (aa)		300	288

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/2025 (aa)		1,400	1,385
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		413	401
(CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)		513	523
Northern Trust Corp., 6.13%, 11/02/2032		410	405
PNC Financial Services Group, Inc. (The),
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		654	601
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		1,234	1,058
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		57	56
Santander UK Group Holdings plc, (United Kingdom),
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	195
4.75%, 09/15/2025 (e)		200	191
Reg. S, (GBP Swap Rate 5 Year + 5.79%), 6.75%, 06/24/2024 (x) (aa)	GBP	200	236
Siam Commercial Bank PCL / Cayman Islands, (Thailand), Reg. S, 3.90%, 02/11/2024		2,000	1,985
Societe Generale SA, (France),
(USD Semi-annual Swap Rate 5 Year + 4.30%), 7.38%, 10/04/2023 (e) (x) (aa)		200	200
Reg. S, (EUR Swap Rate 5 Year + 5.23%), 7.88%, 01/18/2029 (x) (aa)	EUR	100	101
Standard Chartered plc, (United Kingdom),
Reg. S, (CMT Index 5 Year + 3.81%), 4.75%, 01/14/2031 (x) (aa)		2,100	1,496
5.20%, 01/26/2024 (e)		585	583
Reg. S, (CMT Index 5 Year + 5.66%), 6.00%, 07/26/2025 (x) (aa)		5,300	5,033
(CMT Index 1 Year + 1.85%), 6.19%, 07/06/2027 (e) (aa)		2,100	2,092
Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (x) (aa)		21,800	21,110
State Street Corp., (United States SOFR + 1.13%), 5.10%, 05/18/2026 (aa)		112	111
Toronto-Dominion Bank (The), (Canada),
4.69%, 09/15/2027		173	167
5.53%, 07/17/2026		263	261
Truist Financial Corp.,
(United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		73	69
(United States SOFR + 0.40%), 5.74%, 06/09/2025 (aa)		344	336
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		250	222
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		647	565
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		250	241
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		650	589
4.28%, 01/09/2028 (e)		250	230
(CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		200	143
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		504	488
(CMT Index 1 Year + 1.80%), 6.25%, 09/22/2029 (e) (aa)		950	941
(CMT Index 1 Year + 2.00%), 6.30%, 09/22/2034 (e) (aa)		809	790
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.59%), 6.88%, 08/07/2025 (x) (aa)		200	188
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (aa)		200	194
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	200	207
7.83%, 12/04/2023 (e)		700	700
US Bancorp, (United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		160	156
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.01%), 2.16%, 02/11/2026 (aa)		222	210
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		111	104
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		223	217

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		231	220
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		252	246
(CMT Index 5 Year + 3.61%), 7.63%, 09/15/2028 (x) (aa)		1,974	1,990

			125,637

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	326
3.50%, 01/15/2025		347	335
Series 3NC1, 1.75%, 10/29/2024		1,100	1,049
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		534	537
Aircastle Ltd., (Bermuda),
5.25%, 08/11/2025 (e)		120	117
6.50%, 07/18/2028 (e)		611	599
Ally Financial, Inc.,
1.45%, 10/02/2023		80	80
5.13%, 09/30/2024		250	246
5.75%, 11/20/2025		329	320
American Express Co.,
3.95%, 08/01/2025		138	133
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		312	307
(United States SOFR + 1.28%), 5.28%, 07/27/2029 (aa)		291	284
(United States SOFR + 0.97%), 5.39%, 07/28/2027 (aa)		53	52
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		175	157
1.95%, 09/20/2026 (e)		389	340
4.38%, 01/30/2024 (e)		151	150
5.50%, 12/15/2024 (e)		300	295
Avolon Holdings Funding Ltd., (Cayman Islands),
3.95%, 07/01/2024 (e)		361	353
4.25%, 04/15/2026 (e)		520	489
5.50%, 01/15/2026 (e)		500	484
Bread Financial Holdings, Inc., 4.75%, 12/15/2024 (e)		1,515	1,468
Capital One Financial Corp.,
(United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		260	255
(United States SOFR + 0.69%), 6.03%, 12/06/2024 (aa)		311	307
(United States SOFR + 2.86%), 6.38%, 06/08/2034 (aa)		434	410
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	222
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,618	1,594
Encore Capital Group, Inc., Reg. S, 5.38%, 02/15/2026	GBP	200	224
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	162
GGAM Finance Ltd., (Cayman Islands),
7.75%, 05/15/2026 (e)		202	200
8.00%, 06/15/2028 (e)		202	202
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		162	155
Intrum AB, (Sweden),
Reg. S, 3.13%, 07/15/2024	EUR	78	80
Reg. S, 4.88%, 08/15/2025	EUR	140	134
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,731	3,142
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,328	837

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
LFS Topco LLC, 5.88%, 10/15/2026 (e)	625	535
LPL Holdings, Inc.,
4.38%, 05/15/2031 (e)	225	193
4.63%, 11/15/2027 (e)	245	226
Macquarie Airfinance Holdings Ltd., (United Kingdom),
8.13%, 03/30/2029 (e)	1,207	1,209
8.38%, 05/01/2028 (e)	325	329
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)	5,724	5,346
5.13%, 12/15/2030 (e)	2,266	1,840
5.50%, 08/15/2028 (e)	1,951	1,721
5.75%, 11/15/2031 (e)	118	97
6.00%, 01/15/2027 (e)	1,339	1,265
Navient Corp.,
5.50%, 03/15/2029	2,763	2,314
5.88%, 10/25/2024	190	187
6.13%, 03/25/2024	229	228
6.75%, 06/25/2025	674	664
9.38%, 07/25/2030	1,247	1,230
NFP Corp.,
4.88%, 08/15/2028 (e)	3,176	2,796
6.88%, 08/15/2028 (e)	7,200	6,183
7.50%, 10/01/2030 (e)	385	370
8.50%, 10/01/2031 (e)	850	851
Nuveen Finance LLC, 4.13%, 11/01/2024 (e)	270	263
OneMain Finance Corp.,
3.50%, 01/15/2027	391	335
3.88%, 09/15/2028	1,100	883
4.00%, 09/15/2030	3,172	2,374
5.38%, 11/15/2029	301	252
6.13%, 03/15/2024	40	40
6.63%, 01/15/2028	255	235
6.88%, 03/15/2025	4,895	4,851
7.13%, 03/15/2026	746	731
9.00%, 01/15/2029	356	355
Park Aerospace Holdings Ltd., (Cayman Islands), 5.50%, 02/15/2024 (e)	250	249
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)	925	748
5.38%, 10/15/2025 (e)	1,175	1,117
REC Ltd., (India), Reg. S, 3.50%, 12/12/2024	2,000	1,938
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)	3,999	3,509
3.63%, 03/01/2029 (e)	695	575
3.88%, 03/01/2031 (e)	1,130	901
4.00%, 10/15/2033 (e)	1,112	840
Shinhan Card Co. Ltd., (South Korea), Reg. S, 1.38%, 10/19/2025	2,500	2,270
Shriram Finance Ltd., (India), Reg. S, 4.40%, 03/13/2024	9,378	9,242
SLM Corp., 3.13%, 11/02/2026	61	53

		75,390

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — 2.0%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (e)		57	48
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		5,809	5,186
5.88%, 11/01/2029 (e)		6,373	5,519
6.75%, 10/15/2027 (e)		11,157	10,376
6.75%, 04/15/2028 (e)		2,409	2,325
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		1,509	1,322
Aon Corp., 8.21%, 01/01/2027		269	282
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		1,636	1,443
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	245
CNO Global Funding, 1.75%, 10/07/2026 (e)		406	357
Corebridge Global Funding, 5.75%, 07/02/2026 (e)		66	65
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)		183	168
5.45%, 03/03/2028 (e)		182	178
F&G Annuities & Life, Inc., 7.40%, 01/13/2028 (e)		92	92
F&G Global Funding,
1.75%, 06/30/2026 (e)		220	194
2.30%, 04/11/2027 (e)		444	387
FWD Group Holdings Ltd., (Cayman Islands),
Reg. S, (CMT Index 5 Year + 4.88%), 6.38%, 09/13/2024 (x) (aa)		1,500	1,328
Reg. S, (CMT Index 5 Year + 4.87%), 8.05%, 12/15/2023 (x) (aa)		7,600	7,067
GA Global Funding Trust,
0.80%, 09/13/2024 (e)		674	636
3.85%, 04/11/2025 (e)		483	464
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	157	177
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		1,631	1,603
HUB International Ltd.,
7.00%, 05/01/2026 (e)		4,313	4,304
7.25%, 06/15/2030 (e)		6,956	6,943
Jackson National Life Global Funding, 5.50%, 01/09/2026 (e)		500	489
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)		2,293	2,310
10.50%, 12/15/2030 (e)		1,119	1,138
Muang Thai Life Assurance PCL, (Thailand), Reg. S, (CMT Index 10 Year + 2.40%), 3.55%, 01/27/2037 (aa)		2,400	2,125
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (e)		65	64
Peak RE Bvi Holding Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 5.01%), 5.35%, 10/28/2025 (x) (aa)		2,200	1,830
Ryan Specialty LLC, 4.38%, 02/01/2030 (e)		776	676
Tongyang Life Insurance Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 4.98%), 5.25%, 09/22/2025 (x) (aa)		2,000	1,760
ZhongAn Online P&C Insurance Co. Ltd., (China), Reg. S, 3.13%, 07/16/2025		4,750	4,211

			65,312

Investment Companies — 1.5%
Ares Capital Corp., 7.00%, 01/15/2027		630	630
Blackstone Private Credit Fund,
3.25%, 03/15/2027		498	433
7.05%, 09/29/2025		602	603

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Blue Owl Capital Corp.,
3.40%, 07/15/2026		424	380
3.75%, 07/22/2025		529	496
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026		284	250
5.50%, 03/21/2025		195	188
7.75%, 09/16/2027		1,603	1,590
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,450	1,267
Huarong Finance 2017 Co. Ltd., (British Virgin Islands),
Reg. S, 4.25%, 11/07/2027		1,900	1,577
Reg. S, 4.75%, 04/27/2027		7,300	6,234
Huarong Finance 2019 Co. Ltd., (British Virgin Islands),
Reg. S, 3.25%, 11/13/2024		2,200	2,063
Reg. S, 3.75%, 05/29/2024		3,800	3,670
Reg. S, 3.88%, 11/13/2029		4,300	3,379
Reg. S, 4.50%, 05/29/2029		9,700	7,697
Reg. S, (ICE LIBOR USD 3 Month + 1.25%), 6.89%, 02/24/2025 (aa)		1,400	1,306
Huarong Finance II Co. Ltd., (British Virgin Islands),
Reg. S, 4.63%, 06/03/2026		1,600	1,399
Reg. S, 5.00%, 11/19/2025		10,200	9,159
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		1,816	1,452
5.25%, 05/15/2027		3,628	3,189
6.25%, 05/15/2026		358	333

			47,295

Real Estate — 2.2%
ADLER Group SA, (Luxembourg), 21.00%, 07/31/2025 (v) (w) (bb)	EUR	100	106
Agile Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.50%, 04/21/2025		6,300	789
Reg. S, 5.50%, 05/17/2026		1,700	140
Reg. S, 5.75%, 01/02/2025		7,350	974
Reg. S, 6.05%, 10/13/2025		800	68
Agps Bondco plc, (United Kingdom),
Reg. S, 5.50%, 11/13/2026	EUR	200	84
Reg. S, 6.00%, 08/05/2025	EUR	100	45
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		429	387
Series AI, 7.00%, 04/15/2030		2,090	1,886
China SCE Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 09/29/2024		3,450	259
Reg. S, 6.00%, 02/04/2026		4,300	183
CIFI Holdings Group Co. Ltd., (Cayman Islands),
Reg. S, 4.45%, 08/17/2026 (d)		4,450	312
Reg. S, 6.00%, 07/16/2025 (d)		2,700	189
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026 (d)		5,900	383
Reg. S, 3.13%, 10/22/2025 (d)		3,220	201
Reg. S, 3.88%, 10/22/2030 (d)		4,773	279
Reg. S, 4.20%, 02/06/2026 (d)		6,700	439

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Reg. S, 4.80%, 08/06/2030 (d)		4,079	244
Reg. S, 5.13%, 01/14/2027 (d)		12,752	803
Reg. S, 5.40%, 05/27/2025 (d)		600	37
Reg. S, 5.63%, 01/14/2030 (d)		3,200	213
Reg. S, 7.25%, 04/08/2026 (d)		10,500	643
Reg. S, 8.00%, 01/27/2024 (d)		1,200	106
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		2,168	2,000
DIC Asset AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	57
Easy Tactic Ltd., (British Virgin Islands),
Reg. S, 7.50% (PIK), 07/11/2025 (v)		415	28
Reg. S, 7.50% (PIK), 07/11/2027 (v)		15,367	932
Reg. S, 7.50% (PIK), 07/11/2028 (v)		11,226	528
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		2,705	2,552
Global Prime Capital Pte Ltd., (Singapore), Reg. S, 5.95%, 01/23/2025		1,000	973
GLP Pte Ltd., (Singapore),
Reg. S, (CMT Index 5 Year + 3.74%), 4.50%, 05/17/2026 (x) (aa)		700	252
Reg. S, (CMT Index 5 Year + 3.73%), 4.60%, 06/29/2027 (x) (aa)		2,260	791
Greenland Global Investment Ltd., (British Virgin Islands), Reg. S, 8.25% (PIK), 01/22/2031 (d) (v)		8,700	618
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		400	395
Heimstaden Bostad AB, (Sweden), Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	150	76
Heimstaden Bostad Treasury BV, (Netherlands), Reg. S, 1.00%, 04/13/2028	EUR	100	77
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		206	165
4.38%, 02/01/2031 (e)		2,673	2,051
5.38%, 08/01/2028 (e)		2,500	2,202
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		2,740	2,152
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025 (d)		4,400	352
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 4.50%, 05/02/2026		1,100	233
Reg. S, 4.80%, 12/15/2024		3,700	1,332
NWD Finance BVI Ltd., (British Virgin Islands),
Reg. S, (CMT Index 5 Year + 5.86%), 4.13%, 03/10/2028 (x) (aa)		8,000	3,880
Reg. S, 4.80%, 10/30/2023 (x)		1,600	654
Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)		21,900	12,257
Reg. S, (CMT Index 3 Year + 6.20%), 6.15%, 03/16/2025 (x) (aa)		2,700	1,942
Pakuwon Jati Tbk. PT, (Indonesia), Reg. S, 4.88%, 04/29/2028		1,000	898
PCPD Capital Ltd., (Cayman Islands), Reg. S, 5.13%, 06/18/2026		3,275	2,369
Powerlong Real Estate Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 04/30/2025		4,700	376
Realogy Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		500	347
5.75%, 01/15/2029 (e)		611	442
RKPF Overseas 2019 A Ltd., (British Virgin Islands), Reg. S, 6.00%, 09/04/2025		2,000	921
RKPF Overseas 2020 A Ltd., (British Virgin Islands),
Reg. S, 5.13%, 07/26/2026		12,450	4,051
Reg. S, 5.20%, 01/12/2026		1,000	368
Seazen Group Ltd., (Cayman Islands), Reg. S, 4.45%, 07/13/2025		3,248	861
Shui On Development Holding Ltd., (Cayman Islands),
Reg. S, 5.50%, 06/29/2026		3,800	1,672
Reg. S, 6.15%, 08/24/2024		600	381

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Sino-Ocean Land Treasure IV Ltd., (British Virgin Islands),
Reg. S, 2.70%, 01/13/2025 (d)		6,200	352
Reg. S, 3.25%, 05/05/2026 (d)		10,620	591
Sunac China Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/26/2024 (d)		1,500	233
Reg. S, 6.50%, 07/09/2023 (d)		9,400	1,372
Reg. S, 6.80%, 10/20/2024 (d)		6,800	1,054
Reg. S, 7.95%, 10/11/2023 (d)		2,000	300
Times China Holdings Ltd., (Cayman Islands),
Reg. S, 5.55%, 06/04/2024 (d)		8,800	264
Reg. S, 6.60%, 03/02/2023 (d)		1,200	36
Vivion Investments Sarl, (Luxembourg), Reg. S, 3.00%, 08/08/2024	EUR	100	96
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024		4,400	4,294
Wanda Properties Global Co. Ltd., (British Virgin Islands), Reg. S, 11.00%, 02/13/2026		900	337
Wanda Properties International Co. Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/29/2024		2,350	1,387
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026		6,200	3,596

			71,867

REITS — 1.3%
American Tower Corp.,
1.60%, 04/15/2026		28	25
3.60%, 01/15/2028		240	218
3.65%, 03/15/2027		429	397
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		65	54
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,950	1,350
4.75%, 05/01/2024		250	236
4.75%, 02/15/2028		4,100	2,974
9.75%, 06/15/2025		333	321
EPR Properties, 4.75%, 12/15/2026		247	226
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		1,404	1,089
5.25%, 06/01/2025		139	136
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (e)		1,208	1,074
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		986	810
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	115
Iron Mountain, Inc., 7.00%, 02/15/2029 (e)		2,686	2,628
Kite Realty Group Trust, 4.00%, 03/15/2025		99	95
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	15
5.25%, 10/01/2025 (e)		201	194
MPT Operating Partnership LP / MPT Finance Corp.,
2.50%, 03/24/2026	GBP	979	905
2.55%, 12/05/2023	GBP	340	402
3.50%, 03/15/2031		2,990	1,868
4.63%, 08/01/2029		5,063	3,586
5.00%, 10/15/2027		937	726
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		1,923	1,645
4.75%, 10/15/2027		1,824	1,660
7.25%, 07/15/2028 (e)		1,460	1,434

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
REITS — continued
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)	159	130
Sabra Health Care LP, 5.13%, 08/15/2026	250	239
SBA Communications Corp.,
3.13%, 02/01/2029	3,301	2,748
3.88%, 02/15/2027	1,956	1,792
Service Properties Trust, 7.50%, 09/15/2025	743	730
Starwood Property Trust, Inc., 5.50%, 11/01/2023 (e)	2	2
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (e)	3,178	3,113
VICI Properties LP,
4.95%, 02/15/2030	1,554	1,421
5.63%, 05/15/2052	1,322	1,097
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (e)	329	315
3.75%, 02/15/2027 (e)	105	95
4.13%, 08/15/2030 (e)	146	124
4.50%, 01/15/2028 (e)	500	457
4.63%, 06/15/2025 (e)	221	213
4.63%, 12/01/2029 (e)	2,754	2,443
5.63%, 05/01/2024 (e)	230	229
5.75%, 02/01/2027 (e)	1,088	1,053
Vornado Realty LP, 3.50%, 01/15/2025	219	208
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)	500	481

		41,073

Total Financial		426,574

Industrial — 10.4%
Aerospace/Defense — 2.6%
Boeing Co. (The),
1.43%, 02/04/2024	800	787
5.81%, 05/01/2050	1,505	1,372
5.93%, 05/01/2060	4,120	3,695
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)	3,143	2,851
7.13%, 06/15/2026 (e)	7,905	7,659
7.45%, 05/01/2034 (e)	351	398
7.50%, 03/15/2025 (e)	868	864
7.50%, 02/01/2029 (e)	5,083	4,824
7.88%, 04/15/2027 (e)	9,693	9,456
Embraer Netherlands Finance BV, (Netherlands), 7.00%, 07/28/2030 (e)	1,743	1,729
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)	2,600	2,417
HEICO Corp., 5.25%, 08/01/2028	78	76
Hexcel Corp., 4.95%, 08/15/2025	136	133
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)	364	340
5.75%, 10/15/2027 (e)	2,302	2,222
Spirit AeroSystems, Inc.,
7.50%, 04/15/2025 (e)	1,554	1,525
9.38%, 11/30/2029 (e)	3,601	3,667

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
TransDigm, Inc.,
5.50%, 11/15/2027		400	375
6.25%, 03/15/2026 (e)		23,447	23,107
6.75%, 08/15/2028 (e)		11,379	11,203
6.88%, 12/15/2030 (e)		867	849
7.50%, 03/15/2027		676	677
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		3,939	3,895

			84,121

Building Materials — 1.3%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		3,297	3,177
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		500	379
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		2,100	2,002
Emerald Debt Merger Sub LLC,
6.38%, 12/15/2030 (e)	EUR	731	770
6.63%, 12/15/2030 (e)		11,625	11,200
Griffon Corp., 5.75%, 03/01/2028		655	595
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,487	1,428
Knife River Corp., 7.75%, 05/01/2031 (e)		425	426
Masonite International Corp., (Canada),
3.50%, 02/15/2030 (e)		97	79
5.38%, 02/01/2028 (e)		588	547
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		1,150	950
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		881	791
9.75%, 07/15/2028 (e)		1,023	1,010
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2026	EUR	100	82
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (e)		4,969	4,589
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	467	435
3.38%, 01/15/2031 (e)		5,003	3,868
4.38%, 07/15/2030 (e)		2,135	1,771
4.75%, 01/15/2028 (e)		157	141
5.00%, 02/15/2027 (e)		701	650
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (e)		38	34
Vulcan Materials Co., 5.80%, 03/01/2026		191	190
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026		9,200	6,445

			41,559

Electrical Components & Equipments — 0.3%
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		750	626
6.50%, 12/31/2027 (e)		1,050	994
EnerSys, 4.38%, 12/15/2027 (e)		560	509
WESCO Distribution, Inc.,
7.13%, 06/15/2025 (e)		3,369	3,377
7.25%, 06/15/2028 (e)		3,512	3,539

			9,045

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — 0.5%
AAC Technologies Holdings, Inc., (Cayman Islands), Reg. S, 3.00%, 11/27/2024		7,350	6,946
Coherent Corp., 5.00%, 12/15/2029 (e)		1,775	1,539
Imola Merger Corp., 4.75%, 05/15/2029 (e)		2,492	2,184
Likewize Corp., 9.75%, 10/15/2025 (e)		1,780	1,763
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		74	64
5.88%, 09/01/2030 (e)		464	432
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		326	264
4.38%, 02/15/2030 (e)		3,942	3,404
TD SYNNEX Corp., 1.25%, 08/09/2024		825	788

			17,384

Engineering & Construction — 1.0%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	300	289
Arcosa, Inc., 4.38%, 04/15/2029 (e)		1,705	1,488
Azzurra Aeroporti SpA, (Italy), Reg. S, 2.13%, 05/30/2024	EUR	323	334
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		5,852	5,893
Celestial Miles Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 8.21%), 5.75%, 01/31/2024 (x) (aa)		11,500	11,074
Cellnex Finance Co. SA, (Spain),
Reg. S, 1.00%, 09/15/2027	EUR	100	92
Reg. S, 1.25%, 01/15/2029	EUR	300	265
Reg. S, 1.50%, 06/08/2028	EUR	100	91
Reg. S, 2.00%, 02/15/2033	EUR	100	81
Cellnex Telecom SA, (Spain), Reg. S, 1.75%, 10/23/2030	EUR	100	86
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	297
GMR Hyderabad International Airport Ltd., (India),
Reg. S, 4.25%, 10/27/2027		1,700	1,507
Reg. S, 4.75%, 02/02/2026		7,650	7,217
Heathrow Finance plc, (United Kingdom), Reg. S, 5.75%, 03/03/2025	GBP	200	238
India Airport Infra, (Mauritius), Reg. S, 6.25%, 10/25/2025		966	941
Infrastrutture Wireless Italiane SpA, (Italy), Reg. S, 1.63%, 10/21/2028	EUR	200	185
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		309	308
TopBuild Corp., 3.63%, 03/15/2029 (e)		500	426
Webuild SpA, (Italy), Reg. S, 7.00%, 09/27/2028	EUR	100	103

			30,915

Environmental Control — 0.6%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		252	237
5.13%, 07/15/2029 (e)		41	38
6.38%, 02/01/2031 (e)		774	753
Covanta Holding Corp.,
4.88%, 12/01/2029 (e)		1,415	1,161
5.00%, 09/01/2030		781	630
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		459	395
3.75%, 08/01/2025 (e)		811	769
4.00%, 08/01/2028 (e)		1,587	1,387

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Environmental Control — continued
4.25%, 06/01/2025 (e)		78	75
4.38%, 08/15/2029 (e)		1,962	1,704
4.75%, 06/15/2029 (e)		2,403	2,136
5.13%, 12/15/2026 (e)		2,644	2,518
Madison IAQ LLC, 5.88%, 06/30/2029 (e)		1,191	959
Paprec Holding SA, (France), Reg. S, 3.50%, 07/01/2028	EUR	100	94
Veralto Corp.,
5.35%, 09/18/2028 (e)		188	186
5.50%, 09/18/2026 (e)		215	214
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		5,662	5,289

			18,545

Hand/Machine Tools — 0.2%
Regal Rexnord Corp.,
6.05%, 02/15/2026 (e)		114	112
6.05%, 04/15/2028 (e)		2,290	2,228
6.30%, 02/15/2030 (e)		1,600	1,546
6.40%, 04/15/2033 (e)		1,490	1,436

			5,322

Machinery—Construction & Mining — 0.2%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	301
4.13%, 04/15/2029 (e)		2,058	1,801
Terex Corp., 5.00%, 05/15/2029 (e)		2,552	2,285
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		2,875	2,538
Weir Group plc (The), (United Kingdom), 2.20%, 05/13/2026 (e)		400	360

			7,285

Machinery—Diversified — 0.8%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	101
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		3,342	3,360
9.50%, 01/01/2031 (e)		1,618	1,720
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		1,201	929
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (e)		1,337	1,267
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		122	121
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		1,425	1,388
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		1,088	947
Novafives SAS, (France), Reg. S, 5.00%, 06/15/2025	EUR	100	102
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	241
Renk AG / Frankfurt am Main, (Germany), Reg. S, 5.75%, 07/15/2025	EUR	200	210
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		6,520	6,390
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	577	532
7.63%, 07/15/2028 (e)		2,311	2,103
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	953	911
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		7,016	6,457

			26,779

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		564	529
6.38%, 06/15/2030 (e)		2,049	1,968
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		695	598
Vallourec SACA, (France), Reg. S, 8.50%, 06/30/2026	EUR	200	211

			3,306

Miscellaneous Manufacturers — 0.1%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,391	1,178
5.63%, 07/01/2027 (e)		297	280
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		2,751	2,680
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		775	780

			4,918

Packaging & Containers — 2.0%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		5,528	4,172
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	100	88
Reg. S, 3.00%, 09/01/2029	EUR	521	417
3.25%, 09/01/2028 (e)		926	772
4.00%, 09/01/2029 (e)		6,567	5,139
6.00%, 06/15/2027 (e)		824	793
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	938	879
4.13%, 08/15/2026 (e)		500	457
Reg. S, 4.75%, 07/15/2027	GBP	200	192
5.25%, 04/30/2025 (e)		886	864
5.25%, 08/15/2027 (e)		1,294	1,080
Ball Corp.,
3.13%, 09/15/2031		354	277
6.00%, 06/15/2029		864	840
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		2,815	2,617
8.75%, 04/15/2030 (e)		2,605	2,234
Crown Americas LLC, 5.25%, 04/01/2030		422	391
Crown European Holdings SA, (France),
Reg. S, 3.38%, 05/15/2025	EUR	100	103
Reg. S, 5.00%, 05/15/2028	EUR	100	105
Fiber Bidco Spa, (Italy), Reg. S, 11.00%, 10/25/2027	EUR	200	225
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,375	1,152
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	367
4.13%, 08/15/2024		475	464
4.75%, 07/15/2027 (e)		648	611
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		1,775	1,470
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		1,539	1,345
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	140	124

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
LABL, Inc.,
5.88%, 11/01/2028 (e)		2,645	2,375
6.75%, 07/15/2026 (e)		2,525	2,446
8.25%, 11/01/2029 (e)		800	654
9.50%, 11/01/2028 (e)		2,510	2,573
10.50%, 07/15/2027 (e)		925	868
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/2026 (e)		14,294	13,791
9.25%, 04/15/2027 (e)		430	376
OI European Group BV, (Netherlands),
4.75%, 02/15/2030 (e)		300	261
6.25%, 05/15/2028 (e)	EUR	568	610
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		527	514
7.25%, 05/15/2031 (e)		1,459	1,426
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		875	760
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	79
5.00%, 04/15/2029 (e)		267	240
Sealed Air Corp. / Sealed Air Corp. US, 6.13%, 02/01/2028 (e)		1,582	1,535
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		2,428	2,537
TriMas Corp., 4.13%, 04/15/2029 (e)		525	450
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		2,218	2,068
8.50%, 08/15/2027 (e)		4,198	3,855

			64,596

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		187	157

Transportation — 0.4%
Forward Air Corp., 9.50%, 10/15/2031 (e) (w)		3,869	3,866
MISC Capital Two Labuan Ltd., (Malaysia), Reg. S, 3.75%, 04/06/2027		1,100	1,016
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	200	163
Seaspan Corp., (Marshall Island), Reg. S, 5.50%, 08/01/2029		2,400	1,926
XPO Escrow Sub LLC, 7.50%, 11/15/2027 (e)		708	716
XPO, Inc.,
6.25%, 06/01/2028 (e)		500	484
7.13%, 06/01/2031 (e)		150	148
Yunda Holding Investment Ltd., (British Virgin Islands), Reg. S, 2.25%, 08/19/2025		6,300	5,591

			13,910

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		4,169	3,780
6.50%, 10/01/2025 (e)		3,257	3,201
9.75%, 08/01/2027 (e)		1,034	1,069
Penske Truck Leasing Co. LP / PTL Finance Corp., 6.05%, 08/01/2028 (e)		315	311

			8,361

Total Industrial			336,203

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Technology — 3.9%
Computers — 1.1%
Atos SE, (France),
Reg. S, 1.75%, 05/07/2025	EUR	100	87
Reg. S, 2.50%, 11/07/2028	EUR	100	72
Banff Merger Sub, Inc., Reg. S, 8.38%, 09/01/2026	EUR	106	110
Booz Allen Hamilton, Inc.,
3.88%, 09/01/2028 (e)		173	155
4.00%, 07/01/2029 (e)		2,182	1,925
CA Magnum Holdings, (Mauritius),
5.38%, 10/31/2026 (e)		3,578	3,167
Reg. S, 5.38%, 10/31/2026		9,550	8,453
Dell International LLC / EMC Corp.,
4.90%, 10/01/2026		200	195
6.02%, 06/15/2026		196	197
KBR, Inc., 4.75%, 09/30/2028 (e)		397	349
Lenovo Group Ltd., (Hong Kong),
5.83%, 01/27/2028 (e)		1,600	1,567
Reg. S, 6.54%, 07/27/2032		3,800	3,765
McAfee Corp., 7.38%, 02/15/2030 (e)		4,841	4,053
NCR Atleos Escrow Corp., 9.50%, 04/01/2029 (e)		1,237	1,202
NCR Corp.,
5.00%, 10/01/2028 (e)		788	705
5.13%, 04/15/2029 (e)		1,551	1,366
5.25%, 10/01/2030 (e)		1,052	906
5.75%, 09/01/2027 (e)		500	504
6.13%, 09/01/2029 (e)		850	872
Presidio Holdings, Inc., 4.88%, 02/01/2027 (e)		203	188
Seagate HDD Cayman, (Cayman Islands),
8.25%, 12/15/2029 (e)		1,615	1,658
8.50%, 07/15/2031 (e)		2,047	2,100
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		949	926

			34,522

Semiconductors — 0.4%
Entegris Escrow Corp., 4.75%, 04/15/2029 (e)		8,379	7,532
Entegris, Inc., 4.38%, 04/15/2028 (e)		476	424
Microchip Technology, Inc., 4.25%, 09/01/2025		712	689
Qorvo, Inc., 1.75%, 12/15/2024 (e)		78	73
SK Hynix, Inc., (South Korea),
1.50%, 01/19/2026 (e)		731	657
Reg. S, 1.50%, 01/19/2026		1,150	1,033
6.38%, 01/17/2028 (e)		1,900	1,897
Synaptics, Inc., 4.00%, 06/15/2029 (e)		882	728

			13,033

Software — 2.4%
Alteryx, Inc., 8.75%, 03/15/2028 (e)		1,050	1,045
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		9,781	8,189
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		3,990	3,576

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	300	314
7.13%, 10/02/2025 (e)		4,613	4,590
9.13%, 03/01/2026 (e)		2,309	2,303
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		279	258
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		1,410	1,376
Cedacri Mergeco SPA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 9.28%, 05/15/2028 (aa)	EUR	100	105
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		2,035	2,030
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		2,657	2,576
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		5,417	4,690
4.88%, 07/01/2029 (e)		4,216	3,593
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		14,974	13,243
9.00%, 09/30/2029 (e)		6,644	5,771
Concentrix Corp., 6.65%, 08/02/2026		109	108
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		60	51
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		3,307	2,851
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		2,106	1,793
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,672	1,501
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		1,725	1,532
Open Text Corp., (Canada), 6.90%, 12/01/2027 (e)		4,210	4,220
Oracle Corp., 2.30%, 03/25/2028		615	533
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		348	291
PTC, Inc., 3.63%, 02/15/2025 (e)		536	515
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		3,860	3,642
Twilio, Inc.,
3.63%, 03/15/2029		228	191
3.88%, 03/15/2031		2,281	1,855
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		321	268
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		4,046	3,382

			76,392

Total Technology			123,947

Utilities — 3.7%
Electric — 3.5%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)		5,000	3,316
Adani Green Energy Ltd., (India), Reg. S, 4.38%, 09/08/2024		1,500	1,399
AES Corp. (The),
3.30%, 07/15/2025 (e)		527	499
5.45%, 06/01/2028		179	173
Alexander Funding Trust, 1.84%, 11/15/2023 (e)		560	556
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		982	983
American Electric Power Co., Inc., 5.75%, 11/01/2027		67	67
Avangrid, Inc., 3.20%, 04/15/2025		537	513
Black Hills Corp., 5.95%, 03/15/2028		137	137
Calpine Corp.,
3.75%, 03/01/2031 (e)		2,605	2,099
4.50%, 02/15/2028 (e)		973	877
4.63%, 02/01/2029 (e)		2,735	2,290

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.00%, 02/01/2031 (e)		3,525	2,851
5.13%, 03/15/2028 (e)		8,223	7,321
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		6,400	6,106
Clean Renewable Power Mauritius Pte Ltd., (Mauritius), Reg. S, 4.25%, 03/25/2027		3,465	2,997
Clearway Energy Operating LLC,
3.75%, 02/15/2031 (e)		101	80
3.75%, 01/15/2032 (e)		977	759
4.75%, 03/15/2028 (e)		796	712
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		497	463
Constellation Energy Generation LLC, 5.60%, 03/01/2028		127	126
Diamond II Ltd., (Mauritius), 7.95%, 07/28/2026 (e)		1,000	980
Duke Energy Corp., 2.65%, 09/01/2026		66	61
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		792	699
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		329	281
EDP - Energias de Portugal SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	100	97
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	187
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	400	326
5.70%, 05/23/2028 (e)		260	257
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	300	338
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		234	228
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		524	475
FirstEnergy Corp., 2.05%, 03/01/2025		330	310
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		223	218
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (e)		1,018	1,009
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031		4,872	4,049
LLPL Capital Pte Ltd., (Singapore), Reg. S, 6.88%, 02/04/2039		2,253	2,006
Minejesa Capital BV, (Netherlands), Reg. S, 4.63%, 08/10/2030		4,700	4,176
Mong Duong Finance Holdings BV, (Netherlands),
Reg. S, 5.13%, 05/07/2029		9,639	8,709
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		91	90
Naturgy Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	300	280
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025		154	154
NextEra Energy Operating Partners LP, 3.88%, 10/15/2026 (e)		348	315
NRG Energy, Inc.,
3.63%, 02/15/2031 (e)		2,185	1,658
3.88%, 02/15/2032 (e)		1,800	1,352
5.25%, 06/15/2029 (e)		1,204	1,063
5.75%, 01/15/2028		1,325	1,242
6.63%, 01/15/2027		538	527
7.00%, 03/15/2033 (e)		920	889
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		3,626	3,551
Pacific Gas and Electric Co.,
1.70%, 11/15/2023		94	93
3.15%, 01/01/2026		529	492
3.75%, 02/15/2024		232	230
Palomino Funding Trust I, 7.23%, 05/17/2028 (e)		698	701
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		520	452

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 4.13%, 05/15/2027		2,400	2,256
PG&E Corp., 5.25%, 07/01/2030		1,551	1,348
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027		123	124
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028		10,000	8,410
SMC Global Power Holdings Corp., (Philippines), Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)		10,150	8,043
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033		4,703	4,513
System Energy Resources, Inc., 6.00%, 04/15/2028		832	814
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)		606	621
TransAlta Corp., (Canada), 7.75%, 11/15/2029		772	782
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		2,549	2,326
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		1,175	1,119
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		622	607
4.38%, 05/01/2029 (e)		6,150	5,287
4.88%, 05/13/2024 (e)		495	489
5.00%, 07/31/2027 (e)		90	83
5.50%, 09/01/2026 (e)		1,035	987
5.63%, 02/15/2027 (e)		2,353	2,232
6.95%, 10/15/2033 (e)		961	942
7.75%, 10/15/2031 (e)		1,444	1,424
WEC Energy Group, Inc., 5.60%, 09/12/2026		125	125

			114,351

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		1,280	1,240
5.88%, 08/20/2026		1,780	1,712
9.38%, 06/01/2028 (e)		1,344	1,363
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		341	323
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		78	77
National Fuel Gas Co., 5.50%, 01/15/2026		289	284
NiSource, Inc., 5.25%, 03/30/2028		47	46
ONE Gas, Inc., 1.10%, 03/11/2024		125	122
Southwest Gas Corp., 5.45%, 03/23/2028		100	99
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	100	87

			5,353

Water — 0.0% (g)
Thames Water Utilities Finance plc, (United Kingdom), Reg. S, 4.00%, 04/18/2027	EUR	100	99

Total Utilities			119,803

Total Corporate Bonds (Cost $2,861,239)			2,668,703

Foreign Government Securities —2.0%
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		2,000	1,676
Reg. S, 4.45%, 07/07/2031		5,100	3,917

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Foreign Government Securities — continued
Reg. S, 5.13%, 04/07/2026	4,400	4,104
8.65%, 01/19/2028 (e)	4,200	4,171
Reg. S, 8.65%, 01/19/2028	1,400	1,390
Oman Government International Bond, (Oman), Reg. S, 7.00%, 01/25/2051	1,300	1,223
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026	13,400	6,898
Reg. S, 6.88%, 12/05/2027	23,300	11,865
Reg. S, 7.38%, 04/08/2031	20,650	9,551
Reg. S, 8.88%, 04/08/2051	400	184
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023 (d)	2,600	1,237
6.20%, 05/11/2027 (d) (e)	15,600	7,188
Reg. S, 6.20%, 05/11/2027 (d)	3,800	1,751
Reg. S, 6.75%, 04/18/2028 (d)	4,000	1,853
Reg. S, 6.85%, 03/14/2024 (d)	12,100	5,730
Reg. S, 7.55%, 03/28/2030 (d)	2,000	922
Vietnam Government International Bond, (Vietnam), Series 30YR, 5.50%, 03/12/2028	222	212

Total Foreign Government Securities (Cost $75,060)		63,872

U.S. Treasury Obligations — 1.7%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2025	828	790
0.13%, 01/15/2032	5,073	4,250
0.25%, 01/15/2025	1,036	997
0.50%, 04/15/2024	927	911
U.S. Treasury Notes,
2.50%, 05/31/2024 (ee)	26,890	26,368
2.75%, 04/30/2027	740	692
3.38%, 05/15/2033	5,900	5,353
3.63%, 05/31/2028	7,000	6,711
4.25%, 05/31/2025	527	519
5.00%, 08/31/2025	6,416	6,404

Total U.S. Treasury Obligations (Cost $54,691)		52,995

	SHARES
Common Stock — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Intelsat SA, (Luxembourg) (a) (bb) (cc) (Cost $4,731)	87	1,852

Preferred Stock — 0.2%
Consumer Cyclical — 0.2%
Retail — 0.2%
Ferrellgas Escrow LLC, expiring, 03/30/2031 (a) (f) (bb) (cc) (Cost $6,490)	6	6,467

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — 4.6% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
ARC Falcon I Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.17%, 09/30/2028 (aa)	684	675
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.75%), 10.32%, 08/27/2026 (aa)	26	26
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.38%), 9.77%, 10/04/2029 (aa)	2,388	2,297
Herens Holdco Sarl, Facility B (USD), (Luxembourg), (CME Term SOFR 6 Month + 3.93%), 9.42%, 07/03/2028 (aa)	618	546
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (CME Term SOFR 3 Month + 1.50%), 6.97%, 01/17/2023 (f) (aa)	218	216
Olympus Water US Holding Corp., 2023 Incremental Term Loan, (CME Term SOFR 3 Month + 5.00%), 10.39%, 11/09/2028 (aa)	110	110
Sparta U.S. Holdco LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.69%, 08/02/2028 (aa)	611	608
Venator Finance Sarl, Final Order Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 10.00%), 15.33%, 09/14/2023 (aa)	1,547	1,605
Venator Finance Sarl, Initial Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 10.00%), 5.31%, 08/08/2024 (d) (u) (aa)	500	100

		6,183

Mining — 0.0% (g)
Arsenal AIC Parent LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 9.88%, 08/18/2030 (u) (aa)	896	893

Total Basic Materials		7,076

Communications — 0.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term B Loan, (CME Term SOFR 3 Month + 3.50%), 9.13%, 08/21/2026 (u) (aa)	3,581	3,472

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.54%, 02/16/2028 (aa)	178	175
Comcast Hulu Holdings LLC, Term Loan A, (CME Term SOFR 1 Month + 0.88%), 6.29%, 03/15/2024 (aa)	750	746
Imperva, Inc., Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.43%, 01/12/2026 (u) (aa)	239	239
MH Sub I LLC, 2020 June New Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.18%, 09/13/2024 (aa)	149	149
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 11.57%, 02/23/2029 (aa)	758	670
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 9.57%, 05/03/2028 (aa)	2,861	2,764
MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.18%, 09/13/2024 (aa)	70	70
Proofpoint, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.68%, 08/31/2028 (aa)	2,185	2,164

		6,977

Media — 0.2%
Charter Communications Operating LLC, Term B-1 Loan, (CME Term SOFR 3 Month + 1.75%), 7.12%, 04/30/2025 (aa)	853	854

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Media — continued
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 3 Month + 0.00%), 0.00%, 05/25/2026 (d) (aa)	2,745	1,382
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 1 Month + 0.00%), 0.00%, 08/24/2026 (d) (aa)	4,720	92
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 10.43%, 08/02/2027 (aa)	3,373	3,292
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 8.68%, 09/25/2026 (aa)	1,246	1,016

		6,636

Telecommunications — 0.3%
Delta Topco, Inc., Initial Term Loan (First Lien), (CME Term SOFR 6 Month + 3.75%), 9.07%, 12/01/2027 (aa)	1,075	1,063
Intelsat Jackson Holdings S.A., Term B Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.25%), 9.77%, 02/01/2029 (aa)	2,444	2,436
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.74%, 05/30/2030 (u) (aa)	1,017	941
Xplore Inc., Initial Term Loan (Second Lien), (Canada), (CME Term SOFR 3 Month + 7.00%), 12.50%, 10/01/2029 (aa)	1,300	624
Xplore Inc., Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.00%), 9.65%, 10/02/2028 (aa)	3,249	2,538
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 8.43%, 03/09/2027 (aa)	2,110	1,718

		9,320

Total Communications		26,405

Consumer Cyclical — 0.5%
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.75%), 10.34%, 04/20/2028 (aa)	3,201	3,294
Mileage Plus Holdings LLC, Initial Term Loan, (CME Term SOFR 3 Month + 5.25%), 10.80%, 06/21/2027 (aa)	56	58
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.75%), 9.08%, 10/20/2027 (aa)	272	281
United AirLines, Inc., Class B Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.18%, 04/21/2028 (aa)	457	457

		4,090

Auto Parts & Equipment — 0.0% (g)
Tenneco Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 10.48%, 11/17/2028 (aa)	803	680

Commercial Services — 0.0% (g)
OMNIA Partners LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 9.60%, 07/25/2030 (u) (aa)	407	407

Cosmetics/Presonal Care — 0.1% (g)
KDC/ONE Development Corp., Inc., Dollar Tranche Term Loan, (Canada), (CME Term SOFR 1 Month + 5.00%), 10.32%, 08/15/2028 (aa)	838	807

Entertainment — 0.0% (g)
Flutter Entertainment plc, USD Term Loan, (Ireland), (CME Term SOFR 3 Month + 2.25%), 7.90%, 07/21/2026 (aa)	232	231
Ontario Gaming GTA LP, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 9.64%, 08/01/2030 (aa)	537	537

		768

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Lodging — 0.1%
Fertitta Entertainment LLC, Initial B Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.32%, 01/27/2029 (aa)	1,956	1,934
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.17%, 06/22/2026 (aa)	383	383
Resorts World Las Vegas LLC, Term A Facility Loan, (CME Term SOFR 1 Month + 1.50%), 6.82%, 04/16/2024 (aa)	500	500
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 7.17%, 04/08/2027 (u) (aa)	296	294

		3,111

Retail — 0.2%
Great Outdoors Group LLC, Term B-2 Loan, (CME Term SOFR 3 Month + 3.75%), 9.40%, 03/06/2028 (aa)	2,462	2,454
SRS Distribution Inc., 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.92%, 06/02/2028 (aa)	1,325	1,311
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.07%, 10/19/2027 (aa)	1,608	1,604

		5,369

Total Consumer Cyclical		15,232

Consumer, Non-cyclical — 0.5%
Beverages — 0.0% (g)
Naked Juice LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 11.49%, 01/24/2030 (aa)	111	90
Naked Juice LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 8.74%, 01/24/2029 (aa)	804	761

		851

Commercial Services — 0.2%
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.93%, 06/02/2028 (aa)	750	692
GTCR W Merger Sub LLC, (USD) Term Loan B, (CME Term SOFR 1 Month + 3.25%), 8.56%, 09/20/2030 (u) (aa)	1,907	1,906
PECF USS Intermediate Holding III Corp., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 9.88%, 12/15/2028 (aa)	427	341
Sabre GLBL Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.93%, 12/17/2027 (aa)	293	256
Sabre GLBL Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 8.93%, 12/17/2027 (aa)	461	402
Verscend Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 4.00%), 9.43%, 08/27/2025 (aa)	4,169	4,164

		7,761

Food — 0.0% (g)
Chobani LLC, 2020 New Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.93%, 10/25/2027 (aa)	166	166
US Foods, Inc., Incremental B-2019 Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.43%, 09/13/2026 (aa)	224	224

		390

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Healthcare—Products — 0.1% (g)
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 3 Month + 3.25%), 8.76%, 05/10/2027 (aa)	1,192	1,157

Healthcare—Services — 0.2%
LifePoint Health, Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 9.38%, 11/16/2028 (aa)	1,001	998
Parexel International Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.68%, 11/15/2028 (aa)	1,154	1,145
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 8.25%), 13.63%, 04/29/2025 (aa)	572	383
Star Parent, Inc., Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.24%, 09/27/2030 (u) (aa)	2,568	2,508
Surgery Center Holdings, Inc., 2021 New Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.19%, 08/31/2026 (aa)	449	450

		5,484

Pharmaceuticals — 0.0% (g)
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.49%, 10/01/2027 (aa)	1,072	1,044

Total Consumer, Non-cyclical		16,687

Diversified — 0.0% (g)
Holding Companies—Diversified — 0.0% (g)
Clue Opco LLC, Cov-Lite Senior Secured Term Loan B, (CME Term SOFR 3 Month + 3.75%), 8.99%, 09/20/2030 (u) (aa)	887	864

Energy — 0.1%
Pipelines — 0.1%
Buckeye Partners, L.P., 2021 Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 2.25%), 7.67%, 11/01/2026 (u) (aa)	249	248
Freeport LNG investments, LLLP, Initial Term B Loan, (CME Term SOFR 3 Month + 3.50%), 9.09%, 12/21/2028 (aa)	1,873	1,854

Total Energy		2,102

Financial — 0.3%
Banks — 0.0% (g)
Ascensus Group Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.93%, 08/02/2028 (aa)	512	506
Ascensus Group Holdings, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.50%), 12.03%, 08/02/2029 (aa)	325	307

		813

Diversified Financial Services — 0.1%
Advisor Group Holdings, Inc., Term B-1 Loan, (ICE LIBOR USD 3 Month + 4.50%), 9.90%, 07/31/2026 (aa)	494	493
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.75%), 12.40%, 04/07/2028 (aa)	763	717
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 9.14%, 04/09/2027 (aa)	1,048	1,021
Setanta Aircraft Leasing DAC, Loan, (Ireland), (ICE LIBOR USD 3 Month + 2.00%), 7.64%, 11/05/2028 (u) (aa)	237	237

		2,468

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Insurance — 0.1%
Acrisure LLC, 2021-1 Additional Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 9.18%, 02/15/2027 (aa)	975	959
Alliant Holdings Intermediate LLC, TLB-5 New Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.83%, 11/05/2027 (aa)	319	318
AssuredPartners, Inc., 2022 Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.82%, 02/12/2027 (aa)	1,244	1,240
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.68%, 01/20/2029 (aa)	1,475	1,305
Hub International Limited, 2023 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.25%), 9.58%, 06/20/2030 (aa)	154	154
Jones DesLauriers Insurance Management Inc., 2023 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 9.62%, 03/15/2030 (aa)	581	582

		4,558

REITS — 0.1%
Invitation Homes Operating Partnership LP, Term Loan A, (CME Term SOFR 1 Month + 1.00%), 6.42%, 01/31/2025 (aa)	1,552	1,540

Total Financial		9,379

Industrial — 0.6%
Aerospace/Defense — 0.1%
Bleriot US Bidco Inc., 2023 Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.65%, 10/30/2028 (aa)	271	271
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-1 Loan, (CME Term SOFR 1 Month + 4.00%), 9.32%, 08/24/2028 (aa)	898	895
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-2 Loan, (CME Term SOFR 1 Month + 4.00%), 9.32%, 08/24/2028 (aa)	385	384

		1,550

Building Materials — 0.0% (g)
Chariot Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.67%, 11/03/2028 (aa)	747	735

Electronics — 0.0% (g)
Indicor LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.89%, 11/22/2029 (aa)	1,093	1,095

Engineering & Construction — 0.2%
Apple Bidco LLC, Amendment No. 1 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 9.32%, 09/22/2028 (aa)	759	758
Brand Industrial Services, Inc., Tranche B Term Loan, (CME Term SOFR 3 Month + 5.50%), 10.87%, 08/01/2030 (aa)	5,047	4,910
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 3.75%), 9.12%, 07/02/2029 (aa)	299	298

		5,966

Environmental Control — 0.0% (g)
Madison IAQ LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.69%, 06/21/2028 (aa)	1,116	1,096

Machinery—Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (CME Term SOFR 1 Month + 2.75%), 8.19%, 03/02/2027 (aa)	492	491

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Machinery—Diversified — 0.2%
Husky Injection Molding Systems Ltd., Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 8.73%, 03/28/2025 (aa)	5,556	5,504
SPX Flow, Inc., Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.92%, 04/05/2029 (aa)	1,527	1,523

		7,027

Packaging & Containers — 0.1%
Charter Next Generation, Inc., Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.18%, 12/01/2027 (aa)	1,154	1,143
Mauser Packaging Solutions Holding Co., Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.33%, 08/14/2026 (aa)	300	299
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.89%, 09/15/2028 (aa)	1,143	1,139

		2,581

Total Industrial		20,541

Technology — 1.6%
Computers — 0.4%
Magenta Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 10.63%, 07/27/2028 (aa)	4,086	3,028
Magenta Buyer LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 8.25%), 13.88%, 07/27/2029 (aa)	491	226
McAfee Corp., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.18%, 03/01/2029 (aa)	3,155	3,078
NCR Atleos LLC, Term B Loan, (CME Term SOFR 1 Month + 4.75%), 5.32%, 03/27/2029 (u) (aa)	1,600	1,541
Peraton Corp., Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.17%, 02/01/2028 (aa)	2,016	2,010
Peraton Corp., Term B-1 Loan (Second Lien), (CME Term SOFR 3 Month + 7.75%), 13.23%, 02/01/2029 (aa)	1,199	1,171
Tempo Acquisition LLC, Additional Fifth Incremental Term Loan, (CME Term SOFR 3 Month + 2.75%), 8.16%, 08/31/2028 (aa)	483	483

		11,537

Software — 1.2%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.92%, 12/11/2028 (aa)	1,357	1,292
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 11.17%, 12/10/2029 (aa)	458	389
athenahealth Group Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.57%, 02/15/2029 (aa)	6,459	6,328
Banff Guarantor Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.50%), 10.93%, 02/27/2026 (aa)	1,992	1,980
Boxer Parent Co. Inc., 2021 Replacement Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.18%, 10/02/2025 (aa)	1,204	1,202
Camelot U.S. Acquisition LLC, Amendment No. 2 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 8.43%, 10/30/2026 (aa)	784	782
Central Parent LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.64%, 07/06/2029 (aa)	1,293	1,293
Cloud Software Group, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.99%, 03/30/2029 (aa)	3,313	3,181
Epicor Software Corp., Term C Loan, (CME Term SOFR 1 Month + 3.25%), 8.68%, 07/30/2027 (aa)	493	492

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (CME Term SOFR 3 Month + 3.75%), 9.29%, 03/11/2028 (aa)	622	617
Planview Parent, Inc., Closing Date Loan (Second Lien), (CME Term SOFR 3 Month + 7.25%), 12.74%, 12/18/2028 (aa)	180	163
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 9.43%, 06/02/2028 (aa)	1,558	1,490
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.43%, 04/26/2024 (aa)	394	393
RealPage, Inc., Initial Loan (Second Lien), (CME Term SOFR 1 Month + 6.50%), 11.93%, 04/23/2029 (aa)	918	919
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 8.43%, 04/24/2028 (aa)	2,921	2,885
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 10.70%, 07/14/2028 (aa)	2,292	2,153
Sophia, LP., Term Loan B (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.92%, 10/07/2027 (aa)	7,030	7,008
Sovos Compliance LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 9.93%, 08/11/2028 (aa)	1,012	995
UKG Inc., 2021 Incremental Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 10.62%, 05/03/2027 (aa)	2,087	2,081
UKG Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 9.22%, 05/04/2026 (aa)	1,747	1,743

		37,386

Total Technology		48,923

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Corp., Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.32%, 08/12/2026 (u) (aa)	199	199
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 0.00%), 0.00%, 07/30/2026 (d) (aa)	1,416	288

Total Utilities		487

Total Loan Assignments (Cost $151,144)		147,696

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Intelsat Jackson Holdings SA, expiring,
12/31/2049 (a) (bb) (cc)	18	136

(Cost $0)
	PRINCIPAL AMOUNT ($)
Short-Term Investments — 3.2%
Commercial Papers — 0.1%
Brookfield Infrastructure Holdings Canada, Inc., (Canada), 6.40%, 10/05/2023 (n)	1,620	1,619
Catholic Health, 6.26%, 10/04/2023 (n)	788	787

Total Commercial Papers		2,406

Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 4.68%, 10/02/2023	20,189	20,189
Citibank NA, 4.68%, 10/02/2023	17,750	17,750

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Royal Bank of Canada, 3.80%, 10/03/2023	CAD	1	—	(h)
Skandinaviska Enskilda Banken AB,
0.55%, 10/02/2023	CHF	1	1
2.81%, 10/02/2023	EUR	492	521
4.17%, 10/02/2023	GBP	135	165

Total Time Deposits			38,626

U.S. Government Agency Securities — 0.9%
FHLB DNs,
Zero Coupon, 11/10/2023		10,300	10,243
Zero Coupon, 11/17/2023		6,300	6,258
Zero Coupon, 12/01/2023		12,900	12,790

Total U.S. Government Agency Securities			29,291

U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills,
Zero Coupon, 10/03/2023		2,700	2,700
Zero Coupon, 11/07/2023		900	895
Zero Coupon, 11/14/2023		6,200	6,161
Zero Coupon, 11/21/2023		7,800	7,743
Zero Coupon, 11/24/2023		1,100	1,091
Zero Coupon, 12/07/2023		500	495
Zero Coupon, 12/14/2023		3,600	3,561
Zero Coupon, 01/09/2024		8,248	8,128

Total U.S. Treasury Obligations			30,774

Total Short-Term Investments (Cost $101,082)			101,097

Total Investments — 98.8% (Cost - $3,391,007)*			3,175,901
Other Assets in Excess of Liabilities — 1.2%			38,194

NET ASSETS — 100.0%			$3,214,095

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	2	12/2023	EUR	223	(1)
U.S. Treasury 2 Year Note	460	12/2023	USD	93,537	(290)
U.S. Treasury 5 Year Note	824	12/2023	USD	87,569	(753)

					(1,044)

Short Contracts
Euro BOBL	(1)	12/2023	EUR	(124)	2
U.S. Treasury 10 Year Note	(3)	12/2023	USD	(330)	6
U.S. Treasury 5 Year Note	(85)	12/2023	USD	(9,028)	72
U.S. Treasury Long Bond	(3)	12/2023	USD	(359)	18
U.S. Treasury Ultra Bond	(21)	12/2023	USD	(2,685)	193

					291

Total unrealized appreciation (depreciation)					(753)

Forward foreign currency exchange contracts outstanding as of September 30, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	2,324	EUR	2,151	Goldman Sachs International	10/03/2023	49
USD	175	GBP	139	Goldman Sachs International	10/03/2023	6
USD	2,279	EUR	2,151	Morgan Stanley & Co.	11/02/2023	2
USD	105	EUR	98	Morgan Stanley & Co.	12/20/2023	—	(h)
USD	92	EUR	86	Morgan Stanley & Co.	12/20/2023	1
USD	112	EUR	105	Morgan Stanley & Co.	12/20/2023	1
USD	31,980	EUR	29,851	UBS AG LONDON	12/20/2023	300
USD	5,792	GBP	4,677	Barclays Bank plc	12/20/2023	82

Total unrealized appreciation						441

EUR	2,151	USD	2,276	Morgan Stanley & Co.	10/03/2023	(2)

Net unrealized appreciation (depreciation)						439

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2023:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	1.95% maturity	Receive	02/24/2024	USD	86,000	(1,290)	(1,558)	(2,848)
United States SOFR	4.25% annually	Pay	12/20/2025	USD	25,300	(272)	7	(265)
United States SOFR	1.00% annually	Receive	06/15/2027	USD	18,400	(1,933)	(478)	(2,411)
United States SOFR	3.50% annually	Pay	12/20/2030	USD	27,100	(997)	(212)	(1,209)
United States SOFR	3.25% annually	Pay	12/20/2053	USD	6,300	589	203	792

Total						(3,903)	(2,038)	(5,941)

(a)	Value of floating rate index as of September 30, 2023 was as follows:

FLOATING RATE INDEX
United States SOFR	5.31%

OTC Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2023:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Intrum AB, 3,13%, 07/15/2024	5.00%	quarterly	Goldman Sachs	06/20/2028	11.13	EUR	67	14	(1)	13
Picard Bondco SA, 5.38%, 07/01/2027	5.00%	quarterly	BNP Paribas	06/20/2028	4.75	EUR	37	1	(1)	—	(h)

Total								15	(2)	13

OTC Credit Default Swaps contracts outstanding — sell protection (2) as of September 30, 2023:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
thyssenkrupp AG, 2.50%, 02/25/2025	1.00%	quarterly	Bank of America, NA	12/20/2023	0.23	EUR	140	(4)	4		—	(h)
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs	06/20/2026	1.14	EUR	10	1	—	(h)	1
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Bank of America, NA	06/20/2026	3.80	EUR	68	(2)	4		2
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Bank of America, NA	12/20/2026	4.43	EUR	20	(1)	1		—	(h)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Barclays Bank plc	12/20/2026	4.43	EUR	30	1 (h)	(1	)(h)	—	(h)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Morgan Stanley	12/20/2026	4.43	EUR	10	—	—		—	(h)
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Barclays Bank plc	06/20/2027	1.48	EUR	49	1	5		6

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs	06/20/2027	1.48	EUR	70	2	7	9
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	quarterly	Bank of America, NA	12/20/2027	12.20	EUR	200	(49)	13	(36)
United Group BV, 3.63%, 02/15/2028	5.00%	quarterly	Bank of America, NA	12/20/2027	5.76	EUR	73	(11)	9	(2)
Vietnam Government International Bond, 4.80%, 11/19/2024	1.00%	quarterly	Citibank, NA	12/20/2027	1.21	USD	4,300	(124)	93	(31)
Ladbrokers Group Finance plc, 5.13%, 09/08/2023	1.00%	quarterly	Morgan Stanley	06/20/2028	2.07	EUR	259	(19)	7	(12)

Total								(205)	142	(63)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2023:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.41-V1	1.00%	quarterly	12/20/2028	0.73	USD	37,500	(543)	74	(469)
CDX.NA.IG.41-V1	1.00%	quarterly	12/20/2028	0.73	USD	79,660	(1,143)	147	(996)

Total							(1,686)	221	(1,465)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (2) as of September 30, 2023:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V1	5.00%	quarterly	12/20/2028	4.76	USD	48,830	392	138	530

Total							392	138	530

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
DN	—	Discount Notes
EURIBOR	—	Euro Interbank Offered Rate
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2023.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of September 30, 2023. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	—	Approximately $3,358 of these investments are restricted as collateral for swaps to Citigroup Clearing.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	—	122,773	—	122,773
Collateralized Mortgage Obligations	—	19,316	—	19,316
Commercial Mortgage-Backed Securities	—	23,795	—	23,795
Corporate Bonds
Basic Materials	—	1,501	—	1,501
Communications	—	20,677	—	20,677
Consumer Cyclical	—	33,593	—	33,593
Consumer Non-cyclical	—	41,101	—	41,101
Energy	—	11,294	—	11,294
Financial	—	114,688	—	114,688
Industrial	—	30,938	—	30,938
Technology	—	20,871	—	20,871
Utilities	—	13,612	—	13,612

Total Corporate Bonds	—	288,275	—	288,275

Foreign Government Securities	—	3,284	—	3,284
Municipal Bonds	—	2,104	—	2,104
U.S. Government Agency Securities	—	37,000	—	37,000
U.S. Treasury Obligations	—	29,803	—	29,803
Short-Term Investments
Banker’s Acceptance Bill	—	2,854	—	2,854
Certificates of Deposit	—	3,999	—	3,999
Commercial Papers	—	31,440	—	31,440
Foreign Government Securities	—	17,260	—	17,260
Time Deposits	—	1,147	—	1,147
U.S. Treasury Obligations	—	9,872	—	9,872

Total Short-Term Investments	—	66,572	—	66,572

Total Investments in Securities	$—	$592,922	$—	$592,922

Appreciation in Other Financial Instruments
Futures contracts	$213	$—	$—	$213
Forward Foreign Currency Exchange contracts	—	794	—	794
Centrally Cleared Credit Default Swap contract	—	3	—	3

Total Appreciation in Other Financial Instruments	$213	$797	$—	$1,010

Depreciation in Other Financial Instruments
Futures contracts	$(117)	$—	$—	$(117)
Forward Foreign Currency Exchange contracts	—	(60)	—	(60)
Centrally Cleared Credit Default Swap contract	—	(2)	—	(2)

Total Depreciation in Other Financial Instruments	$(117)	$(62)	$—	$(179)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	—	46,681	—	46,681
Collateralized Mortgage Obligations	—	17,107	—	17,107
Commercial Mortgage-Backed Securities	—	9,085	—	9,085
Corporate Bonds
Communications	—	3,208	—	3,208
Consumer Cyclical	—	3,271	—	3,271
Consumer Non-cyclical	—	11,132	—	11,132
Energy	—	1,499	—	1,499
Financial	—	50,895	—	50,895
Industrial	—	2,169	—	2,169
Technology	—	2,833	—	2,833
Utilities	—	5,259	—	5,259

Total Corporate Bonds	—	80,266	—	80,266

Foreign Government Securities	—	3,850	—	3,850
Municipal Bonds	—	471,065	—	471,065
U.S. Government Agency Securities	—	18,216	—	18,216
Short-Term Investments
Banker’s Acceptance Bill	—	3,586	—	3,586
Commercial Papers	—	28,312	—	28,312
Municipal Bond	—	5,059	—	5,059
Time Deposits	—	1,035	—	1,035
U.S. Treasury Obligation	—	71	—	71

Total Short-Term Investments	—	38,063	—	38,063

Total Investments in Securities	$—	$684,333	$—	$684,333

Appreciation in Other Financial Instruments
Futures contracts	$205	$—	$—	$205
Forward Foreign Currency Exchange contracts	—	291	—	291
Centrally Cleared Credit Default Swap contract	—	3	—	3

Total Appreciation in Other Financial Instruments	$205	$294	$—	$499

Depreciation in Other Financial Instruments
Futures contracts	$(147)	$—	$—	$(147)
Forward Foreign Currency Exchange contracts	—	(50)	—	(50)

Total Depreciation in Other Financial Instruments	$(147)	$(50)	$—	$(197)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	122,981	—	—	122,981
Communications	3,247,689	—	—	3,247,689
Consumer Cyclical	566,854	—	—	566,854
Consumer Non-cyclical	4,394,466	—	—	4,394,466
Energy	641,828	—	—	641,828
Financial	3,607,804	—	—	3,607,804
Industrial	1,577,868	—	—	1,577,868
Technology	5,378,950	—	—	5,378,950
Utilities	143,733	—	—	143,733

Total Common Stocks	19,682,173	—	—	19,682,173

Short-Term Investments
Time Deposits	—	167,999	—	167,999

Total Investments in Securities	$19,682,173	$167,999	$—	$19,850,172

Depreciation in Other Financial Instruments
Futures contracts	$(6,168)	$—	$—	$(6,168)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	—	28,133	—	28,133
Belgium	1,407	209,565	—	210,972
Chile	—	4,545	—	4,545
China	—	1,393	—	1,393
Denmark	—	472,177	—	472,177
Finland	—	131,682	—	131,682
France	—	1,899,724	—	1,899,724
Germany	—	1,563,190	—	1,563,190
Hong Kong	—	41,343	—	41,343
Ireland	10,572	121,583	—	132,155
Italy	—	334,954	—	334,954
Japan	611	630,253	—	630,864
Jordan	—	4,988	—	4,988
Luxembourg	—	12,391	—	12,391
Netherlands	1,569	1,109,388	—	1,110,957
Norway	—	83,728	—	83,728
Portugal	—	22,748	—	22,748
Spain	—	343,623	—	343,623
Sweden	—	368,555	—	368,555
Switzerland	—	2,188,955	—	2,188,955
Taiwan	—	225,833	—	225,833
United Arab Emirates	—	—	—	—
United Kingdom	44,650	2,358,435	—	2,403,085
United States	—	1,071	—	1,071

Total Common Stocks	58,809	12,158,257	—	12,217,066

Preferred Stocks
Germany	—	30,047	—	30,047
Short-Term Investments
Time Deposits	—	112,910	—	112,910

Total Investments in Securities	$58,809	$12,301,214	$—	$12,360,023

Appreciation in Other Financial Instruments
Futures contracts	$660	$—	$—	$660
Depreciation in Other Financial Instruments
Futures contracts	$(552)	$—	$—	$(552)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	—	62,629	—	62,629
Collateralized Mortgage Obligations	—	226,940	—	226,940
Commercial Mortgage-Backed Securities	—	45,452	—	45,452
Corporate Bonds
Basic Materials	—	103,584	—	103,584
Communications	—	222,940	—	222,940
Consumer Cyclical	—	261,964	—	261,964
Consumer Non-cyclical	—	519,232	—	519,232
Energy	—	157,827	—	157,827
Financial	—	1,798,355	—	1,798,355
Government	—	306,060	—	306,060
Industrial	—	285,666	—	285,666
Technology	—	148,638	—	148,638
Utilities	—	328,838	—	328,838

Total Corporate Bonds	—	4,133,104	—	4,133,104

Foreign Government Securities	—	3,099,908	—	3,099,908
Mortgage-Backed Securities	—	1,374,919	436	1,375,355
Municipal Bonds	—	6,562	—	6,562
U.S. Government Agency Securities	—	13,053	—	13,053
U.S. Treasury Obligations	—	1,085,967	—	1,085,967
Short-Term Investments
Repurchase Agreement	—	6,500	—	6,500
Time Deposits	—	142,561	—	142,561
U.S. Government Agency Security	—	686	—	686
U.S. Treasury Obligations	—	11,673	—	11,673

Total Short-Term Investments	—	161,420	—	161,420

Total Investments in Securities	$—	$10,209,954	$436	$10,210,390

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$164,199	$—	$164,199
Reverse Repurchase Agreements	—	98,919	—	98,919

Total Liabilities	$—	$263,118	$—	$263,118

Appreciation in Other Financial Instruments
Futures contracts	$2,573	$—	$—	$2,573
Forward Foreign Currency Exchange contracts	—	191,378	—	191,378
Centrally Cleared Interest Rate Swap contracts	—	6,461	—	6,461

Total Appreciation in Other Financial Instruments	$2,573	$197,839	$—	$200,412

Depreciation in Other Financial Instruments
Futures contracts	$(4,126)	$—	$—	$(4,126)
Forward Foreign Currency Exchange contracts	—	(16,374)	—	(16,374)
OTC Interest Rate Swaps contracts	—	(117)	—	(117)
Centrally Cleared Interest Rate Swap contracts	—	(10,124)	—	(10,124)
Written Option contracts
Written Put Option contracts	—	(641)	—	(641)
Written Call Option contracts	—	(21)	—	(21)

Total Written Option contracts	—	(662)	—	(662)

Total Depreciation in Other Financial Instruments	$(4,126)	$(27,277)	$—	$(31,403)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	—	445	—	445
Municipal Bonds	—	6,143,296	—	6,143,296
Short-Term Investments
Municipal Bonds	—	2,203	—	2,203
Time Deposits	—	89,575	—	89,575

Total Short-Term Investments	—	91,778	—	91,778

Total Investments in Securities	$—	$6,235,519	$—	$6,235,519

Appreciation in Other Financial Instruments
Future contract	$555	$—	$—	$555
Depreciation in Other Financial Instruments
Futures contracts	$(387)	$—	$—	$(387)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	—	112,996	—		112,996
Collateralized Mortgage Obligations	—	2,622	—		2,622
Commercial Mortgage-Backed Securities	—	4,881	—		4,881
Convertible Bonds
Communications	—	7,885	—		7,885
Consumer Cyclical	—	2,947	—		2,947
Consumer Non-cyclical	—	609	—		609
Financial	—	773	—		773
Industrial	—	282	—		282
Technology	—	88	—		88

Total Convertible Bonds	—	12,584	—		12,584

Corporate Bonds
Basic Materials	—	146,346	—		146,346
Communications	—	286,653	—	(a)	286,653
Consumer Cyclical	—	543,301	—		543,301
Consumer Non-cyclical	—	340,980	—		340,980
Diversified	—	3,048	—		3,048
Energy	—	341,848	—		341,848
Financial	—	426,468	106		426,574
Industrial	—	336,203	—		336,203
Technology	—	123,947	—		123,947
Utilities	—	119,803	—		119,803

Total Corporate Bonds	—	2,668,597	106		2,668,703

Foreign Government Securities	—	63,872	—		63,872
U.S. Treasury Obligations	—	52,995	—		52,995
Common Stock
Communications	—	—	1,852		1,852
Preferred Stock
Consumer Cyclical	—	—	6,467		6,467
Loan Assignments
Basic Materials	—	7,076	—		7,076
Communications	—	26,405	—		26,405
Consumer Cyclical	—	15,232	—		15,232
Consumer, Non-cyclical	—	16,687	—		16,687
Diversified	—	864	—		864
Energy	—	2,102	—		2,102
Financial	—	9,379	—		9,379
Industrial	—	20,541	—		20,541
Technology	—	48,923	—		48,923
Utilities	—	487	—		487

Total Loan Assignments	—	147,696	—		147,696

Rights
Communications	—	—	136		136

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Commercial Papers	—	2,406	—	2,406
Time Deposits	—	38,626	—	38,626
U.S. Government Agency Securities	—	29,291	—	29,291
U.S. Treasury Obligations	—	30,774	—	30,774

Total Short-Term Investments	—	101,097	—	101,097

Total Investments in Securities	$—	$3,167,340	$8,561	$3,175,901

Appreciation in Other Financial Instruments
Futures contracts	$291	$—	$—	$291
Forward Foreign Currency Exchange contracts	—	441	—	441
Centrally Cleared Interest Rate Swap contracts	—	210	—	210
OTC Credit Default Swaps contracts	—	143	—	143
Centrally Cleared Credit Default Swaps contracts	—	359	—	359

Total Appreciation in Other Financial Instruments	$291	$1,153	$—	$1,444

Depreciation in Other Financial Instruments
Futures contracts	$(1,044)	$—	$—	$(1,044)
Forward Foreign Currency contract	—	(2)	—	(2)
Centrally Cleared Interest Rate Swap contracts	—	(2,248)	—	(2,248)
OTC Credit Default Swaps contracts	—	(3)	—	(3)

Total Depreciation in Other Financial Instruments	$(1,044)	$(2,253)	$—	$(3,297)

(a)	Amount rounds to less than $500.

B. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material nonpublic information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2023, the Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
OMNIA Partners, LLC	Delayed Draw Term Loan	07/25/2030	0.05%	9.53%	$37,991	$37,999	$—	$—	$37,991	$37,999

					$37,991	$37,999	$—	$—	$37,991	$37,999

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.